     As filed with the Securities and Exchange Commission on April 26, 1999
                                                       1933 Act File No. 2-27962
                                                      1940 Act File No. 811-1545
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                             REGISTRATION STATEMENT
                                      UNDER
                          THE SECURITIES ACT OF 1933        [X]
                        POST-EFFECTIVE AMENDMENT NO. 55     [X]
                             REGISTRATION STATEMENT
                                      UNDER
                      THE INVESTMENT COMPANY ACT OF 1940    [X]
                               AMENDMENT NO. 42             [X]

                      EATON VANCE SPECIAL INVESTMENT TRUST
                      ------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                 24 Federal Street, Boston, Massachusetts 02110
                 ----------------------------------------------
                    (Address of Principal Executive Offices)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

         ALAN R. DYNNER, 24 Federal Street, Boston, Massachusetts 02110
         --------------------------------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective pursuant to Rule 485
  (check appropriate box):
[ ] immediately upon filing pursuant to paragraph (b)
[X] on May 1, 1999 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:
[ ] this post effective amendment designates a new effective date for a previously filed post-effective amendment.

     Balanced Portfolio, Emerging Markets Portfolio, Growth & Income Portfolio, South Asia Portfolio, Special Investment Portfolio and Utilities Portfolio have also executed this Registration Statement.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

LOGO

     Investing
       for the
          21st
    Century(R)






                            EATON VANCE BALANCED FUND
        A mutual fund seeking current income and long-term capital growth

                        EATON VANCE GROWTH & INCOME FUND
              A mutual fund seeking growth of principal and income


                        EATON VANCE SPECIAL EQUITIES FUND
                     A mutual fund seeking growth of capital

                           EATON VANCE UTILITIES FUND
       A mutual fund seeking high total return and preservation of capital


                                Prospectus Dated
                                   May 1, 1999


The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


Information in this prospectus
                                      Page                             Page
-------------------------------------------------------------------------------
Fund Summaries                         2     Sales Charges              13
Investment Objectives & Principal            Redeeming Shares           15
  Policies and Risks                  10     Shareholder Account
Management and Organization           12       Features                 15
Valuing Shares                        13     Tax Information            16
Purchasing Shares                     13     Financial Highlights       17
-------------------------------------------------------------------------------


 This prospectus contains important information about the funds and the service available to shareholders. Please save it for reference.

FUND SUMMARIES
                           EATON VANCE BALANCED FUND

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES. The Fund's investment objective is to provide current income and long-term growth of capital. The Fund allocates its assets between common stocks and fixed-income securities. The Fund usually invests between 50% and 70% of net assets in a diversified portfolio of common stocks of seasoned companies and between 30% and 50% of net assets in fixed-income securities (primarily corporate bonds, U.S. Government securities and short-term investments). Fixed-income securities may be of any investment quality, but investment in securities rated below investment grade will be limited to not more than 5% of total assets. The Fund may invest up to 20% of its total assets in foreign securities. The Fund at times may engage in derivative transactions (such as futures contracts and options) to protect against price declines, to enhance returns or as a substitute for purchasing or selling securities.

When choosing common stocks, the portfolio manager generally seeks to invest in established growth companies with attractive financial characteristics, reasonable valuations and an identified catalyst for future growth. The portfolio manager generally acquires fixed-income securities in order to maintain a reasonable level of current income, to build or preserve capital, or to create a buying reserve. The manager relies on the investment adviser's research staff in making investment decisions, and will generally sell a security when the fundamentals of the company deteriorate or to pursue more attractive investment opportunities.


The Fund currently invests its assets in a separate registered investment company with the same objective and policies as the Fund.

PRINCIPAL RISK FACTORS. The value of Fund shares is sensitive to stock market volatility. If there is a general decline in the value of U.S. stocks, the value of Fund shares will also likely decline. Changes in stock market values can be sudden and unpredictable. Also, although stock values can rebound, there is no assurance that values will return to previous levels. The Fund has recently held fewer than 75 stocks; therefore, the Fund's value is more sensitive to developments affecting particular stocks than would be a more broadly diversified fund. To minimize this risk, the Fund normally invests in a variety of industries.


Because the Fund invests in fixed-income securities, the value of Fund shares is sensitive to increases in prevailing interest rates. The use of derivative transactions is subject to certain limitations and may expose the Fund to increased risk of principal loss. Because the Fund invests a portion of its assets in foreign securities, the value of Fund shares may be affected by changes in currency exchange rates and developments abroad.

The Fund is not a complete investment program and you may lose money by investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                           EATON VANCE BALANCED FUND

PERFORMANCE INFORMATION. The following bar chart and table provide information about Balanced Fund's performance, including a comparison of the Fund's performance to the performance of a broad-based index of domestic equity stocks and a diversified, unmanaged index of corporate and U.S. government bonds. Although past performance is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change. The following returns are for Class A shares for each calendar year through December 31, 1998 and do not reflect sales charges. If the sales charge was reflected, the returns would be lower.


20.8%     1.0%      21.3%     6.5%      11.2%     -1.8%     29.7%     13.6%     21.6%     13.4%
1989      1990      1991      1992      1993      1994      1995      1996      1997      1998


The Fund's highest quarterly total return was 11.2% for the quarter ended June 30, 1997, and its lowest quarterly return was -5.5% for the quarter ended September 30, 1990.

                                                          One           Five           Ten
 Average Annual Total Return as of December 31, 1998      Year         Years          Years
------------------------------------------------------------------------------------------------
 Class A Shares                                           6.9%         13.5%          12.7%
 Class B Shares                                           7.6%         13.4%          12.7%
 Class C Shares                                          11.5%         12.9%          12.5%
 Standard & Poor's 500 Index                             28.5%         24.0%          19.2%
 Lehman Brothers Government/Corporate Bond Index          9.5%          7.3%           9.3%

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable CDSC for Class B and Class C. The Class B and Class C performance shown above for the period prior to November 2, 1993 is the performance of Class A shares, adjusted for the sales charge that applies to Class B or Class C shares (but not adjusted for any other differences in the expenses of the classes). The S&P 500 Index is an unmanaged index commonly used as a measure of U.S. stock market performance. The Lehman Brothers Government/Corporate Index is a diversified, unmanaged index of corporate and U.S. government bonds. Investors cannot invest directly in an Index. (Source for S&P 500 Index and Lehman Bros. Government/Corporate Index: Lipper Inc.)

BALANCED FUND FEES AND EXPENSES. These tables describe the fees and expenses that you may pay if you buy and hold shares.

 Shareholder Fees
 (fees paid directly from your                                                     Class A     Class B     Class C
  investment)
------------------------------------------------------------------------------------------------------------------
 Maximum Sales Charge (Load) (as a percentage of offering price)                    5.75%        None        None
 Maximum Deferred Sales Charge (as a percentage of the lower of net
  asset value at time of purchase or time of redemption)                             None        5.00%      1.00%
 Sales Charge Imposed on Reinvested Distributions                                    None        None        None
 Exchange Fee                                                                        None        None        None


 Annual Fund Operating Expenses (expenses that are deducted from Fund assets)       Class A    Class B    Class C
-----------------------------------------------------------------------------------------------------------------
 Management Fees                                                                     0.61%       0.61%      0.61%
 Distribution and Service (12b-1) Fees*                                              0.00%       0.96%      1.00%
 Other Expenses**                                                                    0.37%       0.24%      0.24%
                                                                                     -----       -----      -----
 Total Annual Fund Operating Expenses                                                0.98%       1.81%      1.85%

* Long-term shareholders of Class B and Class C shares may pay more than the economic equivalent of the front-end sales charge permitted by the National Association of Securities Dealers, Inc.
** Other Expenses for Class A shares includes a service fee of 0.13%.


EXAMPLE. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                       1  Year    3 Years    5 Years    10 Years
--------------------------------------------------------------------------------
 Class A shares                        $   669    $   869    $ 1,086     $ 1,707
 Class B shares                        $   684    $   969    $ 1,180     $ 2,127
 Class C shares                        $   288    $   582    $ 1,001     $ 2,169

You would pay the following expenses if you did not redeem your shares:

                                       1 Year     3 Years    5 Years    10 Years
--------------------------------------------------------------------------------
 Class A shares                        $  669     $   869    $ 1,086    $ 1,707
 Class B shares                        $  184     $   569    $   980    $ 2,127
 Class C shares                        $  188     $   582    $ 1,001    $ 2,169

                        EATON VANCE GROWTH & INCOME FUND

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES. The Fund's investment objective is to provide growth of principal and income. The Fund invests primarily in common stocks of companies that appear to offer good prospects for increases in both earnings and dividends. The Fund may invest up to 20% of its total assets in foreign companies and up to 20% of net assets in convertible debt securities (including securities rated below investment grade). The Fund at times may engage in derivative transactions (such as futures contracts and options) to protect against price declines, to enhance return or as a substitute for purchasing or selling securities.

The portfolio manager seeks to purchase securities that are favorably priced in relation to their fundamental value. The manager relies on the investment adviser's research staff in making investment decisions and will generally sell a security when the price objective for the stock is reached or the fundamentals of the company deteriorate, or to pursue more attractive investment opportunities. Dividends received by the Fund from its investments are generally expected to equal or exceed the prevailing dividend level of stocks included in the Standard & Poor's 500 Index. If, however, Fund (and class) expenses exceed income, Fund shareholders will not receive distributions.


The Fund currently invests its assets in a separate registered investment company with the same objective and policies as the Fund.

PRINCIPAL RISK FACTORS. The value of Fund shares is sensitive to stock market volatility. If there is a general decline in the value of U.S. stocks, the value of the Fund's shares will also likely decline. Changes in stock market values can be sudden and unpredictable. Also, although stock values can rebound, there is no assurance that values will return to previous levels. The Fund has historically held fewer than 75 stocks at any one time; therefore, the Fund's value is more sensitive to developments affecting particular stocks than would be a more broadly diversified fund. To minimize this risk, the Fund normally invests in a variety of industries.


The use of derivative transactions is subject to certain limitations and may expose the Fund to increased risk of principal loss. Because the Fund invests a portion of its assets in foreign securities, the value of Fund shares may be affected by changes in currency exchange rates and developments abroad. Convertible debt securities rated below investment grade may have speculative characteristics.

The Fund is not a complete investment program and you may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                        EATON VANCE GROWTH & INCOME FUND

PERFORMANCE INFORMATION. The following bar chart and table provide information about Growth & Income Fund's performance, including a comparison of the Fund's performance to the performance of a broad-based index of domestic equity stocks. Although past performance is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change. The following returns are for Class A shares for each calendar year through December 31, 1998 and do not reflect sales charges. If the sales charge was reflected, the returns would be lower.


28.9%     0.6%      21.5%     6.9%      4.2%      -4.1%     32.8%     20.2%     30.9%     21.8%
1989      1990      1991      1992      1993      1994      1995      1996      1997      1998


The Fund's highest quarterly total return was 17.9% for the quarter ended December 31, 1998, and its lowest quarterly return was -10.3% for the quarter ended September 30, 1990.

                                                          One           Five           Ten
 Average Annual Total Return as of December 31, 1998      Year         Years          Years
------------------------------------------------------------------------------------------------
 Class A Shares                                          14.8%         18.1%          15.0%
 Class B Shares                                          15.9%         17.9%          15.0%
 Class C Shares                                          19.8%         17.7%          14.7%
 Standard & Poor's 500 Index                             28.5%         24.0%          19.2%

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable CDSC for Class B and Class C. The Class B and Class C performance shown above for the period prior to August 17, 1994 and November 4, 1994, respectively, is the performance of Class A shares, adjusted for the sales charge that applies to Class B or Class C shares (but not adjusted for any other differences in the expenses of the classes). The S&P 500 Index is an unmanaged index commonly used as a measure of U.S. stock market performance. Investors cannot invest directly in an Index. (Source for S&P 500 Index: Lipper Inc.)

GROWTH & INCOME FUND FEES AND EXPENSES. These tables describe the fees and expenses that you may pay if you buy and hold shares.

 Shareholder Fees (fees paid directly from your investment)                      Class A    Class B    Class C
-----------------------------------------------------------------------------------------------------------
 Maximum Sales Charge (Load) (as a percentage of offering price)                  5.75%       None     None
 Maximum Deferred Sales Charge (as a percentage of the lower of net
  asset value at time of purchase or time of redemption)                          None        5.00%    1.00%
 Sales Charge Imposed on Reinvested Distributions                                 None        None     None
 Exchange Fee                                                                     None        None     None

 Annual Fund Operating Expenses (expenses that are deducted from Fund assets)    Class A     Class B   Class C
--------------------------------------------------------------------------------------------------------------
 Management Fees                                                                  0.625%      0.625%    0.625%
 Distribution and Service (12b-1) Fees*                                           0.000%      0.960%    1.000%
 Other Expenses**                                                                 0.445%      0.315%    0.315%
                                                                                  ------      ------    ------
 Total Annual Fund Operating Expenses                                             1.070%      1.900%    1.940%

* Long-term shareholders of Class B and Class C shares may pay more than the economic equivalent of the front-end sales charge permitted by the National Association of Securities Dealers, Inc.

**  Other Expenses for Class A shares includes a service fee of 0.13%.


EXAMPLE. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                       1  Year    3 Years    5 Years    10 Years
--------------------------------------------------------------------------------
 Class A shares                        $   678    $   896    $ 1,131    $ 1,806
 Class B shares                        $   693    $   997    $ 1,226    $ 2,222
 Class C shares                        $   297    $   609    $ 1,047    $ 2,264

You would pay the following expenses if you did not redeem your shares:

                                       1 Year     3 Years    5 Years    10 Years
--------------------------------------------------------------------------------
 Class A shares                        $  678     $   896    $ 1,131    $ 1,806
 Class B shares                        $  193     $   597    $ 1,026    $ 2,222
 Class C shares                        $  197     $   609    $ 1,047    $ 2,264

                       EATON VANCE SPECIAL EQUITIES FUND

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES. The Fund's investment objective is to provide growth of capital. The Fund invests primarily in common stocks of emerging growth companies. Emerging growth companies are companies that are expected to achieve earnings growth over the long-term that substantially exceeds the average of all publicly traded stocks in the United States. The Fund may invest up to 20% of its total assets in foreign companies. The Fund at times may engage in derivative transactions (such as futures contracts and options) to protect against price declines, to enhance returns or as a substitute for purchasing or selling securities.

Many emerging growth companies acquired by the Fund will have annual revenues of $1 billion or less at the time they are acquired, but the Fund may also invest in larger or smaller companies having emerging growth characteristics. In making investment decisions, the portfolio manager relies on the investment adviser's research staff and will generally sell a security when the price objective for the stock is reached or the fundamentals of the company deteriorate, or to pursue more attractive investment opportunities.


The Fund currently invests its assets in a separate registered investment company with the same objective and policies as the Fund.

PRINCIPAL RISK FACTORS. Shares of the Fund are sensitive to factors affecting emerging growth companies. The securities of emerging growth companies are generally subject to greater price fluctuation and investment risk than securities of more established companies. The value of Fund shares is also sensitive to stock market volatility. If there is a general decline in the value of U.S. stocks, the value of the Fund's shares will also likely decline. Changes in stock market values can be sudden and unpredictable. Also, although stock values can rebound, there is no assurance that values will return to previous levels.


The use of derivative transactions is subject to certain limitations and may expose the Fund to increased risk of principal loss. Because the Fund invests a portion of its assets in foreign securities, the value of Fund shares may be affected by changes in currency exchange rates and developments abroad.


The Fund is not a complete investment program and you may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                       EATON VANCE SPECIAL EQUITIES FUND

PERFORMANCE INFORMATION. The following bar chart and table provide information about Special Equities Fund's performance, including a comparison of the Fund's performance to the performance of a broad-based index of domestic small capitalization equity stocks. Although past performance is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change. The following returns are for Class A shares for each calendar year through December 31, 1998 and do not reflect sales charges. If the sales charge was reflected, the returns would be lower.


23.6%     2.5%      57.3%     2.7%      1.1%      -9.6%     23.3%     23.8%     14.2%     15.8%
1989      1990      1991      1992      1993      1994      1995      1996      1997      1998


The Fund's highest quarterly total return was 26.9% for the quarter ended March 31, 1991, and its lowest quarterly return was -20.5% for the quarter ended September 30, 1990.

                                                           One           Five           Ten
 Average Annual Total Return as of December 31, 1998      Year          Years          Years
--------------------------------------------------------------------------------------------
 Class A Shares                                            9.1%         11.5%          13.6%
 Class B Shares                                           10.7%         10.2%          13.0%
 Class C Shares                                           15.4%         10.7%          13.2%
 Standard & Poor's Small Cap 600 Index                    -1.3%         13.2%          13.9%

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable CDSC for Class B and Class C. The Class B and Class C performance shown above for the period prior to August 22, 1994 and November 17, 1994, respectively, is the performance of Class A shares, adjusted for the sales charge that applies to Class B or Class C shares (but not adjusted for any other differences in the expenses of the classes). The S&P Small Cap 600 Index is an unmanaged index of common stocks of small capitalization companies trading in the U.S. Investors cannot invest directly in an Index. (Source for S&P Small Cap 600 Index: Lipper Inc.)

SPECIAL EQUITIES FUND FEES AND EXPENSES. These tables describe the fees and expenses that you may pay if you buy and hold shares.

 Shareholder Fees (fees paid directly from your investment)                     Class A   Class B   Class C
-----------------------------------------------------------------------------------------------------------
 Maximum Sales Charge (Load) (as a percentage of offering price)                 5.75%      None      None
 Maximum Deferred Sales Charge (as a percentage of the lower of net
  asset value at time of purchase or time of redemption)                         None       5.00%     1.00%
 Sales Charge Imposed on Reinvested Distributions                                None       None      None
 Exchange Fee                                                                    None       None      None

 Annual Fund Operating Expenses (expenses that are deducted from Fund assets)   Class A    Class B   Class C
------------------------------------------------------------------------------------------------------------
Management Fees                                                                  0.63%       0.63%    0.63%
Distribution and Service (12b-1) Fees*                                           0.00%       0.98%    1.00%
Other Expenses**                                                                 0.60%       0.48%    0.48%
                                                                                 -----       -----    -----
Total Annual Fund Operating Expenses                                             1.23%       2.09%    2.11%

* Long-term shareholders of Class B and Class C shares may pay more than the economic equivalent of the front-end sales charge permitted by the National Association of Securities Dealers, Inc.

** Other Expenses for Class A shares includes a service fee of 0.12%.


EXAMPLE. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                       1  Year    3 Years    5 Years    10 Years
--------------------------------------------------------------------------------
 Class A shares                        $   693    $   943    $ 1,212     $ 1,978
 Class B shares                        $   712    $ 1,055    $ 1,324     $ 2,421
 Class C shares                        $   314    $   661    $ 1,134     $ 2,441

You would pay the following expenses if you did not redeem your shares:

                                       1 Year     3 Years    5 Years    10 Years
--------------------------------------------------------------------------------
 Class A shares                         $  693     $   943   $ 1,212     $ 1,978
 Class B shares                         $  212     $   655   $ 1,124     $ 2,241
 Class C shares                         $  214     $   661   $ 1,134     $ 2,441

                           EATON VANCE UTILITIES FUND

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES. The Fund's investment objective is to provide a high level of total return, consisting of capital appreciation and relatively predictable income. The Fund seeks high total return consistent with prudent management and preservation of capital. The Fund invests principally in dividend-paying common stocks of utilities companies, including (among others) producers and distributors of gas power and electric energy, and communications service providers. The Fund may also invest up to 20% of its net assets in fixed-income securities (including up to 10% of net assets in lower rated fixed-income securities), and up to 20% of its total assets in foreign securities. The Fund at times may engage in derivative transactions (such as futures contracts and options) to protect against price declines, to enhance returns or as a substitute for purchasing or selling securities. The Fund may also invest in real estate investment trusts ("REITs").

The portfolio manager seeks to purchase securities that are favorably priced in relation to their fundamental value and which will grow in value over time. The issuer's dividend payment record is also considered. The manager relies on the investment adviser's research staff in making investment decisions, and will generally sell a security when the price objective for the stock is reached or the fundamentals of the company deteriorate, or to pursue more attractive investment opportunities.

The Fund currently invests its assets in a separate registered investment company with the same objective and policies as the Fund.

PRINCIPAL RISK FACTORS. The Fund concentrates in the utilities industries, so the value of Fund shares will be affected by events that adversely affect those industries. Utility companies are sensitive to changes in interest rates and other economic conditions, governmental regulation, the price and availability of fuel, environmental protection or energy conservation practices, the level and demand for services, increased competition in deregulated sectors, and the cost and delay of technological developments. Changes in the utilities industries and in the dividend policies of utility companies could make it difficult for the Fund to provide a meaningful level of income. Because the Fund concentrates its investments, the value of Fund shares may fluctuate more than if the Fund invested in a broader variety of industries.


The value of Fund shares is also sensitive to stock market volatility. If there is a general decline in the value of U.S. stocks, the value of the Fund's shares will also likely decline. Changes in stock market values can be sudden and unpredictable. Also, although stock values can rebound, there is no assurance that values will return to previous levels. The Fund has recently held fewer than 50 stocks; therefore, the Fund's value is more sensitive to developments affecting particular stocks than would be a more broadly diversified fund.


Because the Fund may invest in fixed-income securities, the value of Fund shares may be sensitive to increases in interest rates. Fixed-income securities rated below investment grade may have speculative characteristics. The use of derivative transactions is subject to certain limitations and may expose the Fund to increased risk of principal loss. Because the Fund invests a portion of its assets in foreign securities, the value of Fund shares may be affected by changes in currency exchange rates and developments abroad. Some of the securities held by the Fund may be subject to restrictions on resale, making them less liquid and more difficult to value. Investing in REITs exposes the Fund to real estate-related and other risks.


The Fund is not a complete investment program and you may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                           EATON VANCE UTILITIES FUND

PERFORMANCE INFORMATION. The following bar chart and table provide information about Utilities Fund's performance, including a comparison of the Fund's performance to the performance of a broad-based index of certain utilities stocks. Although past performance is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change. The following returns are for Class A shares for each calendar year through December 31, 1998 and do not reflect sales charges. If the sales charge was reflected, the returns would be lower.


33.5%     0.2%      23.6%     6.6%      9.5%      -12.3%    27.5%     7.0%      16.2%     23.8%
1989      1990      1991      1992      1993       1994     1995      1996      1997      1998

The Fund's highest quarterly total return was 14.4% for the quarter ended December 31, 1998, and its lowest quarterly return was -7.7% for the quarter ended March 31, 1994.

                                                          One           Five           Ten
 Average Annual Total Return as of December 31, 1998      Year         Years          Years
-------------------------------------------------------------------------------------------
 Class A Shares                                          16.6%         10.2%          12.1%
 Class B Shares                                          17.9%         10.4%          12.9%
 Class C Shares                                          21.9%         10.0%          12.7%
 Standard & Poor's Utilities Index                       14.8%         13.9%          14.6%

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable CDSC for Class B and Class C. The Class B and Class C performance shown above for the period prior to November 1, 1993 is the performance of Class A shares, adjusted for the sales charge that applies to Class B or Class C shares (but not adjusted for any other differences in the expenses of the classes). The S&P Utilities Index is an unmanaged index of certain utilities stocks. Investors cannot invest directly in an Index. (Source of S&P Utilities
Index: Lipper Inc.)

UTILITIES FUND FEES AND EXPENSES. These tables describe the fees and expenses that you may pay if you buy and hold shares.

 Shareholder Fees (fees paid directly from your investment)                      Class A    Class B   Class C
 ------------------------------------------------------------------------------------------------------------
 Maximum Sales Charge (Load) (as a percentage of offering price)                 5.75%        None     None
 Maximum Deferred Sales Charge (as a percentage of the lower of net
  asset value at time of purchase or time of redemption)                         None         5.00%    1.00%
 Sales Charge Imposed on Reinvested Distributions                                None         None     None
 Exchange Fee                                                                    None         None     None

 Annual Fund Operating Expenses (expenses that are deducted from Fund assets)    Class A    Class B   Class C
-------------------------------------------------------------------------------------------------------------
 Management Fees                                                                  0.75%       0.75%    0.75%
 Distribution and Service (12b-1) Fees*                                           0.00%       0.96%    1.00%
 Other Expenses**                                                                 0.62%       0.40%    0.40%
                                                                                  ----        ----     ----
 Total Annual Fund Operating Expenses                                             1.37%       2.11%    2.15%
 Management Fee Waiver***                                                        (0.10%)     (0.10%)  (0.10%)
                                                                                 -------     -------  -------
 Total Annual Fund Operating Expenses (net waiver)                                1.27%       2.01%    2.05%

* Long-term shareholders of Class B and Class C shares may pay more than the economic equivalent of the front-end sales charge permitted by the National Association of Securities Dealers, Inc.

**   Other Expenses for Class A shares includes a service fee of 0.22%.

*** The investment adviser has agreed to reduce the advisory fee to 0.65% annually of average daily net assets up to $500 million and 0.625% annually on average daily net assets of $500 million and more. The fee declines further on assets of $1 billion or more.

EXAMPLE. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses continue to reflect the Management Fee waiver described above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                      1  Year     3 Years    5 Years    10 Years
--------------------------------------------------------------------------------
 Class A shares                       $706        $   984    $ 1,282    $ 2,127
 Class B shares                       $714        $ 1,061    $ 1,334    $ 2,441
 Class C shares                       $318        $   673    $ 1,154    $ 2,483

You would pay the following expenses if you did not redeem your shares:

                                      1 Year      3 Years    5 Years    10 Years
--------------------------------------------------------------------------------
 Class A shares                       $  706     $   984     $ 1,282     $ 2,127
 Class B shares                       $  214     $   661     $ 1,134     $ 2,441
 Class C shares                       $  218     $   673     $ 1,154     $ 2,483

INVESTMENT OBJECTIVES & PRINCIPAL POLICIES AND RISKS

The investment objectives and prinicipal policies and risks of the Funds are set forth below. Each Fund's investment objective may not be changed without shareholder approval. Certain of a Fund's investment policies may be changed by the Trustees without shareholder approval. Each Fund currently seeks to meet its investment objective by investing in a separate open-end investment company that has the same objective and policies as the Fund.

BALANCED FUND. Balanced Fund's investment objective is to provide current income and long-term capital growth. The Fund currently invests in Balanced Portfolio. Balanced Portfolio's investment in equity securities will generally not exceed 75% nor be less than 25% of net assets. The Portfolio invests in a broadly diversified list of seasoned securities representing a number of different industries. The portfolio manager places emphasis on equity securities considered to be of high or improving quality. The foregoing policies cannot be changed without shareholder approval. Balanced Portfolio also invests at least 25% of its net assets in fixed-income securities, which may include preferred stocks, corporate bonds, U.S. Government securities, money market instruments and mortgage-backed obligations. Balanced Portfolio may invest in fixed-income securities of any credit quality but will limit investment in fixed-income securities rated below investment grade to not more than 5% of total assets.

GROWTH & INCOME FUND. Growth & Income Fund's investment objective is to provide growth of principal and income. The Fund currently invests in Growth & Income Portfolio. Under normal circumstances, Growth & Income Portfolio will invest at least 65% of its total assets in equity securities. The Portfolio may also invest up to 20% of its net assets in convertible debt securities of any credit quality (including securities rated below investment grade).

Dividends received by the Fund from its investments are generally expected to equal or exceed the prevailing dividend level of stocks included in the Standard & Poor's 500 Index. The Fund's ability to distribute income to shareholders, however, depends on the yields available on common stocks and Fund (and class) expenses. If Fund (and class) expenses exceed income, Fund shareholders will not receive distributions. The Portfolio may invest in non-income producing stocks.

Growth & Income Portfolio's annual portfolio turnover rate may exceed 100%. A fund with high turnover (100% or more) pays more commissions and may generate more capital gains than a fund with a lower rate. Brokerage commissions are an expense which reduce returns. Capital gains distributions will reduce after tax returns for shareholders holding Fund shares in taxable accounts.

SPECIAL EQUITIES FUND. Special Equities Fund's investment objective is to provide growth of capital. The Fund currently invests in Special Equities Portfolio. Special Equities Portfolio invests primarily in common stocks of emerging growth companies. Many emerging growth companies acquired by the Portfolio will have annual revenues of $1 billion or less at the time they are acquired, but the Portfolio may also invest in larger or smaller companies having emerging growth characteristics. Many emerging growth companies are in the early stages of their development, are more dependent on fewer products, services or product markets than more established companies, may have limited financial resources or may rely upon a limited management group, may lack substantial capital reserves and do not have established performance records. Emerging growth stocks frequently have lower trading volume and tend to be more sensitive to changes in earnings projections than stocks of more established companies, making them more volatile and possibly more difficult to value. Under normal circumstances, Special Equities Portfolio invests at least 65% of its total assets in equity securities.

Special Equities Portfolio's annual portfolio turnover rate may exceed 100%. A fund with high turnover (100% or more) pays more commissions and may generate more capital gains than a fund with a lower rate. Brokerage commissions are an expense which reduce returns. Capital gains distributions will reduce after tax returns for shareholders holding Fund shares in taxable accounts.

UTILITIES FUND. Utilities Fund's investment objective is to provide a high level of total return, consisting of capital appreciation and relatively predictable income. The Fund seeks high total return consistent with prudent management and preservation of capital. The Fund currently invests in Utilities Portfolio. Utilities Portfolio invests principally in dividend-paying common stocks and, under normal circumstances, invests at least 65% of its total assets in common stocks of utilities. In recent years, dividend payments by certain utilities companies have grown more slowly than in the past (or have been reduced) due, in part, to industry deregulation (increasing price competition) and diversification into less established lines of business with greater capital requirements.

"Utilities" are companies engaged in the manufacture, production, generation, transmission, sale and distribution of water, gas and electric energy, as well as companies engaged in the communications field, including telephone, telegraph, satellite, cable, microwave, radio-telephone, mobile communication and cellular paging, electronic mail, videotext and teletext. A company will be considered to be in the utilities industry if, during the most recent 12-month period, at least 50% of the company's gross revenues, on a consolidated basis, are derived from utilities industries. The Portfolio's policy of concentrating in utility stocks may not be changed without shareholder approval.

When consistent with achieving total return, Utilities Portfolio may invest up to 20% of its net assets in fixed-income securities, including (with respect to up to 10% of net assets) securities BBB or Baa or below. The Portfolio may also invest in non-income producing securities and in real estate investment trusts. REITs are sensitive to the real estate market, interest rates and, in the case of REITs investing in health care facilities, the health care industry.

Utilities Portfolio's annual portfolio turnover rate may exceed 100%. A fund with high turnover (100% or more) pays more commissions and may generate more capital gains than a fund with a lower rate. Brokerage commissions are an expense which reduce returns. Capital gains distributions will reduce after tax returns for shareholders holding Fund shares in taxable accounts.

COMMON INVESTMENT PRACTICES. Each Portfolio may invest up to 20% of its total assets in securities of foreign companies located in developed countries and traded in established markets. The value of foreign securities is affected by changes in currency rates, foreign tax laws (including withholding tax), government policies (in this country or abroad), relations between nations, and trading, settlement, custodial and other operational risks. In addition, the costs of investing abroad are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than markets in the United States. Each Portfolio may also invest in depositary receipts which evidence ownership in underlying foreign securities. Depositary receipts are not subject to the 20% limit set forth above.

Balanced Portfolio, Growth & Income Portfolio and Utilities Portfolio may invest a portion of their assets in fixed-income and/or convertible debt securities that are, at the time of investment, rated ivestment grade or below (which are those rated Baa or lower by Moody's Investors Service, Inc., or BBB or lower by Standard & Poor's Ratings Group). Securities rated Baa or BBB or below have speculative characteristics. Also, changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of lower rated securities to make principal and interest payments. Lower rated securities also may be subject to greater price volatility than higher rated obligations. The Portfolios may invest in securities in any rating category, including those in default.

Each Portfolio at times may engage in derivative transactions (such as options, futures contracts and options thereon, forward currency exchange contracts and, in the case of Balanced Portfolio, short sales against-the-box) to protect against stock price, interest rate or currency rate declines, to enhance return or as a substitute for the purchase or sale of securities or currencies. The use of derivatives is highly specialized. The built-in leverage inherent to many derivative instruments can result in losses that substantially exceed the initial amount paid or received by the Portfolio. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying security or currency. Derivative hedging transactions may not be effective because of imperfect correlations and other factors.

Each Portfolio may invest not more than 15% of its net assets in illiquid securities, which may be difficult to value properly and may involve greater risks. Illiquid securities include those legally restricted as to resale, and may include commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933 and securities eligible for resale pursuant to Rule 144A thereunder. Certain Section 4(2) and Rule 144A securities may be treated as liquid securities if the investment adviser determines that such treatment is warranted. Even if determined to be liquid, holdings of these securities may increase the level of Portfolio illiquidity if eligible buyers become uninterested in purchasing them.

Each Portfolio may borrow amounts up to one-third of the value of its total assets (including borrowings), but it will not borrow more than 5% of the value of its total assets except to satisfy redemption requests or for other temporary purposes. Such borrowings would result in increased expense to a Fund and, while they are outstanding, would magnify increases or decreases in the value of Fund shares. None of the Portfolios will purchase additional investment securities while outstanding borrowings exceed 5% of the value of its total assets. During unusual market conditions, each Portfolio may temporarily invest up to 100% of its assets in cash or cash equivalents. While temporarily invested, a Portfolio may not achieve its investment objective.

Like most mutual funds, the Funds and Portfolios rely on computers in conducting daily business and processing information. There is a concern that on January 1, 2000 some computer programs will be unable to recognize the new year and as a consequence computer malfunctions will occur. Eaton Vance is taking steps that it believes are reasonably designed to address this potential problem and to obtain satisfactory assurance from other service providers to the Funds and the Portfolios that they are also taking steps to address the issue. There can, however, be no assurance that these steps will be sufficient to avoid any adverse impact on the Funds and the Portfolios or shareholders. The Year 2000 concern may also adversely impact issuers of securities held by a Portfolio and the markets on which these securities trade. The foregoing statement is subject to the Year 2000 Information and Readiness Disclosure Act, which may protect Eaton Vance and the Funds and the Portfolios from liability arising from the statement.

MANAGEMENT AND ORGANIZATION

MANAGEMENT. Each Portfolio's investment adviser is Boston Management and Research ("BMR"), a subsidiary of Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109. Eaton Vance has been managing assets since 1924 and managing mutual funds since 1931. Eaton Vance and its subsidiaries currently manage over $36 billion on behalf of mutual funds, institutional clients and individuals.

The investment adviser manages the investments of each Portfolio and provides related office facilities and personnel. Under its investment advisory agreement with Balanced Portfolio, BMR receives a monthly advisory fee of 5/96 of 1% (equivalent to 0.625% annually) of the average daily net assets of Balanced Portfolio up to and including $300 million, and 1/24 of 1% (equivalent to 0.50% annually) of the average daily net assets over $300 million. For the fiscal year ended December 31, 1998, the Balanced Portfolio paid BMR advisory fees equivalent to 0.61% of its average daily net assets.

Under its investment advisory agreements with Growth & Income Portfolio and Special Equities Portfolio, BMR receives a monthly advisory fee of 5/96 of 1% (equivalent to 0.625% annually) of the average daily net assets of each such Portfolio. For the fiscal year ended December 31, 1998, the Growth & Income Portfolio and Special Equities Portfolio each paid BMR advisory fees equivalent to 0.625% of average daily net assets.

Under its investment advisory agreement with Utilities Portfolio, BMR is entitled to receive a monthly advisory fee of .0625% (equivalent to 0.75% annually) of the average daily net assets of Utilities Portfolio up to $500 million, and .06875% of the average daily net assets of $500 million and more, which fee is further reduced on assets of $1 billion or more. In February 1997, the Trustees of Utilities Portfolio voted to accept a waiver of BMR's compensation so that the advisory fees paid by Utilities Portfolio during any fiscal year or portion thereof will not exceed on an annual basis 0.65% of average daily net assets up to $500 million and 0.625% on average daily net assets of $500 million and more, which fee declines further on assets of $1 billion or more. For the fiscal year ended December 31, 1998, the Utilities Portfolio paid BMR advisory fees equivalent to 0.65% of its average daily net assets.

Thomas E. Faust, Jr. is the portfolio manager of the Balanced Portfolio (since it commenced operations). He also manages another Eaton Vance portfolio, has been an Eaton Vance portfolio manager for more than 5 years, and is a Vice President of Eaton Vance and BMR.

Duncan W. Richardson is the portfolio manager of the Growth & Income Portfolio (since it commenced operations). He also manages other Eaton Vance portfolios, has been an Eaton Vance portfolio manager for more than 5 years, and is a Vice President of Eaton Vance and BMR.

Judith P. Saryan is the portfolio manager of the Utilities Portfolio (since March 1999). She has been an Eaton Vance portfolio manager since March 1999 and is a Vice President of Eaton Vance and BMR. Prior to joining Eaton Vance, Ms. Saryan was a portfolio manager and equity analyst for State Street Global Advisors.

Edward E. Smiley, Jr. is the portfolio manager of the Special Equities Portfolio (since November 1996). He also manages other Eaton Vance portfolios, has been an employee of Eaton Vance since November 1996, and is a Vice President of Eaton Vance and BMR. Prior to joining Eaton Vance, Mr. Smiley was a Senior Product Manager, Equity Management for Trade-Street Investment Associates, Inc., a wholly-owned subsidiary of NationsBank.


The investment adviser and each Fund and Portfolio have adopted Codes of Ethics governing personal securities transactions. Under the Codes, Eaton Vance employees may purchase and sell securities (including securities held by a Portfolio) subject to certain pre-clearance and reporting requirements and other procedures.

Eaton Vance serves as administrator of each Fund, providing the Fund with administrative services and related office facilities. Eaton Vance does not currently receive a fee for serving as administrator.

ORGANIZATION. Each Fund is a series of Eaton Vance Special Investment Trust, a Massachusetts business trust. The Funds do not hold annual shareholder meetings, but may hold special meetings for matters that require shareholder approval (like electing or removing trustees, approving management contracts or changing investment policies that may only be changed with shareholder approval). Because a Fund invests in a Portfolio, it may be asked to vote on certain Portfolio matters (like changes in certain Portfolio investment restrictions). When necessary, a Fund will hold a meeting of its shareholders to consider the Portfolio matter and then vote its interest in the Portfolio in proportion to the votes cast by its shareholders. A Fund can withdraw from a Portfolio at any time.

Because the Funds use this combined prospectus, a Fund could be held liable for a misstatement or omission made about another Fund. The Trust's Trustees considered this in approving the use of a combined prospectus.

VALUING SHARES

Each Fund values its shares once each day only when the New York Stock Exchange is open for trading (typically Monday through Friday), as of the close of regular trading on the Exchange (normally 4:00 p.m. eastern time). The price of Fund shares is their net asset value (plus a sales charge for Class A), which is derived from Portfolio holdings. Exchange-listed securities are generally valued at closing sale prices.

When purchasing or redeeming Fund shares, your investment dealer must communicate your order to the principal underwriter by a specific time each day in order for the purchase price or the redemption price to be based on that day's net asset value per share. It is the investment dealer's responsibility to transmit orders promptly. Each Fund may accept purchase and redemption orders as of the time of their receipt by certain investment dealers (or their designated intermediaries).

PURCHASING SHARES

You may purchase Fund shares through your investment dealer or by mailing the account application form included in this prospectus to the transfer agent (see back cover for address). Your initial investment must be at least $1,000. The price of Class A shares is the net asset value plus a sales charge. The price of Class B and Class C shares is the net asset value; however, you may be subject to a sales charge (called a "contingent deferred sales charge" or "CDSC") if you redeem Class B shares within six years of purchase or Class C shares within one year of purchase. The sales charges are described below. Your investment dealer can help you decide which class of shares suits your investment needs.


After your initial investment, additional investments of $50 or more may be made at any time by sending a check payable to the order of the Fund or the transfer agent directly to the transfer agent (see back cover for address). Please include your name and account number and the name of the Fund and Class with each investment.

You may also make automatic investments of $50 or more each month or each quarter from your bank account. You can establish bank automated investing on the account application or by calling 1-800-262-1122. The minimum initial investment amount and Fund policy of redeeming accounts with low account balances are waived for bank automated investing accounts and certain group purchase plans.

You may purchase Fund shares in exchange for securities. Please call 1-800-225-6265 for information about exchanging securities for Fund shares. If you purchase shares through an investment dealer (which includes brokers, dealers and other financial institutions), that dealer may charge you a fee for executing the purchase for you. A Fund may suspend the sale of its shares at any time and any purchase order may be refused.


SALES CHARGES

FRONT-END SALES CHARGE. Class A shares are offered at net asset value per share plus a sales charge that is determined by the amount of your investment. The current sales charge schedule is:

                                             Sales Charge             Sales Charge             Dealer Commission
                                           as Percentage of      as Percentage of Net         as a Percentage of
 Amount of Purchase                         Offering Price            Amount Invested           Offering Price
----------------------------------------------------------------------------------------------------------------
 Less than $50,000                                5.75%                    6.10%                    5.00%
 $50,000 but less than  $100,000                  4.75%                    4.99%                    4.00%
 $100,000 but less than $250,000                  3.75%                    3.90%                    3.00%
 $250,000 but less than $500,000                  3.00%                    3.09%                    2.50%
 $500,000 but less  than  $1,000,000              2.00%                    2.04%                    1.75%
 $1,000,000  or more                              0.00*                    0.00*                  See Below

* No sales charge is payable at the time of purchase on investments of $1 million or more. A CDSC of 1.00% will be imposed on such investments (as described below) in the event of r edemptions within 12 months of purchase.

The principal underwriter will pay a commission to investment dealers on sales of $1 million or more as follows: 1.00% on amounts of $1 million or more but less than $3 million; plus 0.50% on amounts over $3 million but less than $5 million; plus 0.25% on amounts over $5 million. Purchases of $1 million or more will be aggregated over a 12-month period for purposes of determining the commission. The principal underwriter may also pay commissions of up to 1.00% on sales of Class A shares to certain tax-deferred retirement plans.

CONTINGENT DEFERRED SALES CHARGE. Each class of shares is subject to a CDSC on certain redemptions. If Class A shares are purchased at net asset value because the purchase amount is $1 million or more, they are subject to a 1.00% CDSC if redeemed within 12 months of purchase. Class C shares are subject to a 1.00% CDSC if redeemed within 12 months of purchase. Class B shares are subject to the following CDSC schedule:

 Year of Redemption After Purchase      CDSC
------------------------------------------------
 First or Second                         5%
 Third                                   4%
 Fourth                                  3%
 Fifth                                   2%
 Sixth                                   1%
 Seventh or following                    0%

The CDSC is based on the lower of the net asset value at the time of purchase or the time of redemption. Shares acquired through the reinvestment of distributions are exempt from the CDSC. Redemptions are made first from shares that are not subject to a CDSC.

REDUCING OR ELIMINATING SALES CHARGES. Front-end sales charges may be reduced under the right of accumulation or under a statement of intention. Under the right of accumulation, sales charges are reduced if the current market value of your current holdings (shares at current offering price), plus your new purchases, reach $50,000 or more. Class A shares of other Eaton Vance funds owned by you can be included as part of your current holdings for this purpose. Under a statement of intention, purchases of $50,000 or more made over a 13-month period are eligible for reduced sales charges. The principal underwriter may hold 5% of the dollar amount to be purchased in escrow in the form of shares registered in your name until the statement is satisfied or the 13-month period expires. See the account application for details.


Class A shares are offered at net asset value to clients of financial intermediaries who charge a fee for their services; accounts affiliated with those financial intermediaries; tax-deferred retirement plans; investment clients of Eaton Vance; certain persons affiliated with Eaton Vance; and certain Eaton Vance and fund service providers. Ask your investment dealer for details.


Class B and Class C CDSCs are waived for redemptions pursuant to a Withdrawal Plan (see "Shareholder Account Features") and in connection with certain redemptions from tax-sheltered retirement plans. Call 1-800-225-6265 for details. The Class B CDSC is also waived following the death of all beneficial owners of shares, but only if the redemption is requested within one year after death (a death certificate and other applicable documents may be required).

If you redeem shares, you may reinvest at net asset value any portion or all of the redemption proceeds in the same class of shares of the Fund (or, for Class A shares, in Class A shares of any other Eaton Vance fund), provided that the reinvestment occurs within 60 days of the redemption, and the privilege has not been used more than once in the prior 12 months. Your account will be credited with any CDSC paid in connection with the redemption. Reinvestment requests must be in writing. If you reinvest, you will be sold shares at the next determined net asset value following receipt of your request.

DISTRIBUTION AND SERVICE FEES. Class B and Class C shares have adopted a plan under Rule 12b-1 that allows the Fund to pay distribution fees for the sale and distribution of shares (so-called "12b-1 fees"). Class B and Class C shares pay distribution fees of .75% of average daily net assets annually. Because these fees are paid from Fund assets on an ongoing basis, they will increase your cost over time and may cost you more than paying other types of sales charges. All classes pay service fees for personal and/or account services not exceeding 0.25% of average daily net assets annually. Class A and Class B only pay service fees on shares that have been outstanding for 12 months.

REDEEMING SHARES

You can redeem shares in any of the following ways:

  By Mail Send your request to the transfer agent along with any certificates and stock powers. The request must be signed exactly as your account is registered and signature guaranteed. You can obtain a signature guarantee at certain banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations. You may be asked to provide additional documents if your shares are registered in the name of a corporation, partnership or fiduciary.

  By Telephone                     You  can  redeem  up  to  $50,000 by  calling
                                   the  transfer  agent  at  1-800-262-1122  on
                                   Monday through Friday, 9:00 a.m. to 4:00 p.m.
                                   (eastern   time).  Proceeds  of  a  telephone
                                   redemption can be mailed only to the  account
                                   address.  Shares held by corporations, trusts
                                   or   certain  other entities,  or subject  to
                                   fiduciary arrangements, cannot be redeemed by telephone.

  Through an Investment Dealer     Your investment dealer is responsible for
                                   transmitting the order promptly. A dealer may charge a fee for this service.

If you redeem shares, your redemption price will be based on the net asset value per share next computed after the redemption request is received. Your redemption proceeds will be paid in cash within seven days, reduced by the amount of any applicable CDSC and any federal income tax required to be withheld. Payments will be sent by mail unless you complete the Bank Wire Redemptions section of the account application.

If you recently purchased shares, the proceeds of a redemption will not be sent until the purchase check (including a certified or cashier's check) has cleared. If the purchase check has not cleared, redemption proceeds may be delayed up to 15 days from the purchase date. If your account value falls below $750 (other than due to market decline), you may be asked to either add to your account or redeem it within 60 days. If you take no action, your account will be redeemed and the proceeds sent to you.

While redemption proceeds are normally paid in cash, redemptions may be paid by distributing marketable securities. If you receive securities, you could incur brokerage or other charges in converting the securities to cash.

SHAREHOLDER ACCOUNT FEATURES


Once you purchase shares, the transfer agent establishes a Lifetime Investing Account(R) for you. Share certificates are issued only on request.


DISTRIBUTIONS. You may have your Fund distributions paid in one of the following ways:
  .Full Reinvest Option       Dividends  and  capital  gains  are  reinvested in
                              additional shares.   This option  will be assigned
                              if you do not specify an option.

 .Partial Reinvest Option     Dividends  are paid  in cash and capital gains are
                              reinvested in additional shares.

  .Cash Option                Dividends and capital gains are paid in cash.

  .Exchange Option            Dividends  and/or capital  gains are reinvested in
                              additional shares of another Eaton Vance fund chosen by you. Before selecting this option, you must obtain a prospectus of the other fund and consider its objectives and policies carefully.

INFORMATION FROM THE FUND. From time to time, you may be mailed the following:

     .Annual and Semi-Annual Reports, containing performance information and financial statements.

     .Periodic account statements, showing recent activity and total share balance.

     .Form 1099 and tax information needed to prepare your income tax returns.

     .Proxy materials, in the event a shareholder vote is required.

     .Special notices about significant events affecting your Fund.

WITHDRAWAL PLAN. You may redeem shares on a regular monthly or quarterly basis by establishing a systematic withdrawal plan. Withdrawals will not be subject to any applicable CDSC if they do not in the aggregate exceed 12% annually of the account balance at the time the plan is established. A minimum account size of $5,000 is required to establish a systematic withdrawal plan. Because purchases of Class A shares are subject to an initial sales charge, you should not make withdrawals from your account while you are making purchases.


TAX-SHELTERED RETIREMENT PLANS. Class A and Class C shares are available for purchase in connection with certain tax-sheltered retirement plans. Call 1-800-225-6265 for information. Distributions will be invested in additional shares for all tax-sheltered retirement plans.


EXCHANGE PRIVILEGE. You may exchange your Fund shares for shares of the same class of another Eaton Vance fund. Exchanges are generally made at net asset value. If you hold Class A shares for less than six months and exchange them for shares subject to a higher sales charge, you will be charged the difference between the two sales charges. If your shares are subject to a CDSC, the CDSC will continue to apply to your new shares at the same CDSC rate. For purposes of the CDSC, your shares will continue to age from the date of your original purchase.


Before exchanging, you should read the prospectus of the new fund carefully. If you wish to exchange shares, you may write to the transfer agent (address on back cover) or call 1-800-262-1122. Periodic automatic exchanges are also available. The exchange privilege may be changed or discontinued at any time. You will receive 60 days' notice of any material change to the privilege. This privilege may not be used for "market timing". If an account (or group of accounts) makes more than two round-trip exchanges within 12 months, it will be deemed to be market timing. The exchange privilege may be terminated for market timing accounts.

TELEPHONE TRANSACTIONS. You can redeem or exchange shares by telephone as described in this prospectus. The transfer agent and the principal underwriter have procedures in place to authenticate telephone instructions (such as verifying personal account information). As long as the transfer agent and principal underwriter follow these procedures, they will not be responsible for unauthorized telephone transactions and you bear the risk of possible loss resulting from telephone transactions. You may decline the telephone redemption option on the account application. Telephone instructions are tape recorded.

"STREET NAME" ACCOUNTS. If your shares are held in a "street name" account at an investment dealer, that dealer (and not the Fund or its transfer agent) will perform all recordkeeping, transaction processing and distribution payments. Because the Fund will have no record of your transactions, you should contact your investment dealer to purchase, redeem or exchange shares, to make changes in your account, or to obtain account information. The transfer of shares in a "street name" account to an account with another investment dealer or to an account directly with the Fund involves special procedures and you will be required to obtain historical information about your shares prior to the transfer. Before establishing a "street name" account with an investment dealer, you should determine whether that dealer allows reinvestment of distributions in "street name" accounts.

ACCOUNT QUESTIONS. If you have any questions about your account or the services available, please call Eaton Vance Shareholder Services at 1-800-225-6265, or write to the transfer agent (see back cover for address).

TAX INFORMATION

Utilities Fund pays dividends monthly, Balanced Fund and Growth & Income Fund pay dividends quarterly, and Special Equities Fund pays dividends annually. Dividends may not be paid if Fund (and class) expenses exceed Fund income for the period. Different classes of a Fund will generally distribute different dividend amounts. Each Fund makes distributions of net realized capital gains, if any, at least annually. Distributions of income and net short-term capital gains are taxable as ordinary income. Distributions of any long-term capital gains are taxable as long-term gains. Over time, distributions by each Fund can generally be expected to include both dividends taxable as ordinary income and capital gain distributions taxable as long-term gains. A portion of each Fund's income distributions may be eligible for the corporate dividends-received deduction.

Investors who purchase shares shortly before the record date of a distribution will pay the full price for the shares and then receive some portion of the price back as a taxable distribution. Certain distributions paid in January will be taxable to shareholders as if received on December 31 of the prior year. A redemption of Fund shares, including an exchange for shares of another fund, is a taxable transaction.


Shareholders should consult with their advisers concerning the applicability of state, local and other taxes to an investment.

FINANCIAL HIGHLIGHTS

The financial highlights are intended to help you understand a Fund's financial performance for the past five years. Certain information in the tables reflects the financial results for a single Fund share. The total returns in the tables represent the rate an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions and not taking into account a sales charge). This information has been audited by PricewaterhouseCoopers LLP, independent accountants. The report of PricewaterhouseCoopers LLP and each Fund's financial statements are incorporated herein by reference and included in the annual report, which is available on request. Each Fund began offering three classes of shares on January 1, 1998. Prior to that date, each Fund offered only Class A shares and Class B and C existed as separate funds.

                                                                              BALANCED FUND
                                         ------------------------------------------------------------------------------------------
                                                            YEAR ENDED DECEMBER 31,                       YEAR ENDED JANUARY 31,
                                         ------------------------------------------------------------------------------------------
                                                     1998                 1997       1996       1995*        1995         1994
                                         ------------------------------------------------------------------------------------------
                                         CLASS A    CLASS B   CLASS C   CLASS A    CLASS A     CLASS A      CLASS A      CLASS A
-----------------------------------------------------------------------------------------------------------------------------------
  Net asset value - Beginning of year    $  8.700   $13.680   $13.240   $  8.090   $  8.150   $  6.840    $  7.600      $  7.390
                                         --------   -------   -------   --------   --------   --------    --------      --------
  Income (loss) from operations
  Net investment income                  $  0.226   $ 0.231   $ 0.216   $  0.208   $  0.254   $  0.254    $  0.283      $  0.217
  Net realized and unrealized gain
  (loss)                                    0.901     1.451     1.401      1.492      0.821      1.641      (0.623)        0.833
                                         --------   -------   -------   --------   --------   --------    --------      --------
  Total income (loss) from operations    $  1.127   $ 1.682   $ 1.617   $  1.700   $  1.075   $  1.895    $ (0.340)     $  1.050
                                         --------   -------   -------   --------   --------   --------    --------      --------
  Less distributions
  From net investment income             $ (0.220)  $(0.215)  $(0.220)  $ (0.200)  $ (0.254)  $ (0.248)   $ (0.275)     $ (0.307)
  In excess of net investment income           --        --        --         --     (0.001)        --          --        (0.008)
  From net realized gain                   (1.467)   (1.467)   (1.467)    (0.890)    (0.880)    (0.337)     (0.145)       (0.525)
                                         --------   -------   -------   --------   --------   --------    --------      --------
  Total distributions                    $ (1.687)  $(1.682)  $(1.687)  $ (1.090)  $ (1.135)  $ (0.585)   $ (0.420)     $ (0.840)
                                         --------   -------   -------   --------   --------   --------    --------      --------
  Net asset value - End of year          $  8.140   $13.680   $13.170   $  8.700   $  8.090   $  8.150    $  6.840      $  7.600
                                         ========   =======   =======   ========   ========   ========    ========      ========
  Total return(1)                           13.43%    12.59%    12.51%     21.60%     13.61%     28.36%      (4.45)%       15.13%
  Ratios/Supplemental Data
  Net assets, end of year (000's
  omitted)                               $270,277   $72,836   $10,742   $263,730   $240,217   $236,870    $200,419      $227,402
  Ratios (as a percentage of average
  daily net assets):
   Expenses(2)                               0.98%     1.81%     1.85%      0.97%      0.93%      0.95%+      0.91%         0.90%
   Net investment income                     2.45%     1.62%     1.58%      2.35%      3.03%      3.60%+      4.05%         4.07%
  Portfolio turnover of the
  Fund(3)                                      --        --        --         --         --         --          --            44%
  Portfolio turnover of the
  Portfolio(3)                                 49%       49%       49%        37%        64%        47%         28%           15%


                                                   (See footnotes on last page.)

                                                                 GROWTH & INCOME FUND
                                ----------------------------------------------------------------------------
                                                                 YEAR ENDED DECEMBER 31,
                                ----------------------------------------------------------------------------
                                             1998                  1997       1996       1995       1994
                                ----------------------------------------------------------------------------
                                CLASS A     CLASS B    CLASS C   CLASS A    CLASS A    CLASS A     CLASS A
------------------------------------------------------------------------------------------------------------
  Net asset value - Beginning
  of year                       $ 13.760   $15.400    $13.020    $ 13.560   $ 12.760   $10.900    $12.490
                                --------   -------    -------    --------   --------   -------    -------
  Income (loss) from
  operations
  Net investment income         $  0.088   $(0.031)   $(0.033)   $  0.163   $  0.228   $ 0.250    $ 0.250
  Net realized and unrealized
  gain (loss)                      2.879     3.218      2.715       3.827      2.272     3.255     (0.765)
                                --------   -------    -------    --------   --------   -------    -------
  Total income (loss) from
  operations                    $  2.967   $ 3.187    $ 2.682    $  3.990   $  2.500   $ 3.505    $(0.515)
                                --------   -------    -------    --------   --------   -------    -------
  Less distributions
  From net investment income    $ (0.090)  $(0.001)   $(0.005)   $ (0.170)  $ (0.220)  $(0.251)   $(0.250)
  In excess of net investment
  income                          ---(4)    (0.009)        --          --         --        --         --
  From net realized gain          (0.587)   (0.587)    (0.582)     (3.602)    (1.480)   (1.394)    (0.765)
  In excess of net realized
  gain                                --        --     (0.005)     (0.018)        --        --     (0.060)
                                --------   -------    -------    --------   --------   -------    -------
  Total distributions           $ (0.677)  $(0.597)   $(0.592)   $ (3.790)  $ (1.700)  $(1.645)   $(1.075)
                                --------   -------    -------    --------   --------   -------    -------
  Net asset value - End of
  year                          $ 16.050   $17.990    $15.110    $ 13.760   $ 13.560   $12.760    $10.900
                                ========   =======    =======    ========   ========   =======    =======
  Total return(1)                  21.81%    20.85%     20.77%      30.93%     20.20%    32.77%     (4.12)%
  Ratios/Supplemental Data
  Net assets, end of year
  (000's omitted)               $141,985   $26,708    $ 2,344    $124,569   $106,775   $99,375    $84,299
  Ratios (as a percentage of
  average daily net assets):
   Expenses(2)                      1.07%     1.90%      1.94%       1.04%      1.00%     1.04%      0.98%
   Net investment income            0.60%    (0.22)%    (0.24)%      1.07%      1.70%     2.02%      2.09%
  Portfolio turnover of the
  Fund(3)                             --        --         --          --         --        --         66%
  Portfolio turnover of the
  Portfolio(3)                        95%       95%        95%         93%       114%      108%        28%


                                                   (See footnotes on last page.)

                                                            SPECIAL EQUITIES FUND
                                -----------------------------------------------------------------------------
                                                            YEAR ENDED DECEMBER 31,
                                -----------------------------------------------------------------------------
                                             1998                  1997       1996       1995        1994
                                -----------------------------------------------------------------------------
                                 CLASS A    CLASS B    CLASS C    CLASS A    CLASS A    CLASS A     CLASS A
-------------------------------------------------------------------------------------------------------------
  Net asset value - Beginning
  of year                       $ 6.990    $13.320    $ 9.960    $ 8.950    $ 7.980    $ 6.880     $ 8.430
                                -------    -------    -------    -------    -------    -------     -------
  Income (loss) from
  operations
  Net investment income         $(0.055)   $(0.162)   $(0.241)   $(0.032)   $(0.009)   $(0.009)    $(0.013)
  Net realized and unrealized
  gain (loss)                     1.126      2.223      1.842      0.922      1.874      1.599      (0.807)
                                -------    -------    -------    -------    -------    -------     -------
  Total income (loss) from
  operations                    $ 1.071    $ 2.061    $ 1.601    $ 0.890    $ 1.865    $ 1.590     $(0.820)
                                -------    -------    -------    -------    -------    -------     -------
  Less distributions
  From net realized gain        $(0.561)   $(0.561)   $(0.561)   $(2.706)   $(0.895)   $(0.490)    $(0.727)
  In excess of net realized
  gain                               --         --         --     (0.144)        --         --          --
  From total return of capital       --         --         --         --         --         --      (0.003)
                                -------    -------    -------    -------    -------    -------     -------
  Total distributions           $(0.561)   $(0.561)   $(0.561)   $(2.850)   $(0.895)   $(0.490)    $(0.730)
                                -------    -------    -------    -------    -------    -------     -------
  Net asset value - End of
  year                          $ 7.500    $14.820    $11.000    $ 6.990    $ 8.950    $ 7.980     $ 6.880
                                =======    =======    =======    =======    =======    =======     =======
  Total return(1)                 15.82%     15.74%     16.44%     14.18%     23.76%     23.31%      (9.60)%
  Ratios/Supplemental Data
  Net assets, end of year
  (000's omitted)               $73,896    $ 3,946    $   709    $73,144    $76,999    $70,456     $63,852
  Ratios (as a percentage of
  average daily net assets):
   Expenses(2)                     1.23%      2.09%      2.11%      1.12%      1.04%      1.08%       1.02%
   Net investment income          (0.76)%    (1.25)%    (1.24)%    (0.46)%    (0.10)%    (0.12)%     (0.17)%
  Portfolio turnover of the
  Fund(3)                            --         --         --         --         --         --          37%
  Portfolio turnover of the
  Portfolio(3)                       116%       116%       116%       156%        91%        81%         19%



                                                   (See footnotes on last page.)

                                                                 UTILITIES FUND
                                ------------------------------------------------------------------------------
                                                            YEAR ENDED DECEMBER 31,
                                ------------------------------------------------------------------------------
                                           1998**                1997        1996        1995        1994
                                ------------------------------------------------------------------------------
                                CLASS A    CLASS B   CLASS C   CLASS A      CLASS A     CLASS A    CLASS A
--------------------------------------------------------------------------------------------------------------
  Net asset value - Beginning
  of year                       $  8.450   $ 9.670   $10.190   $  8.770   $  9.130     $  7.630    $  9.140
                                --------   -------   -------   --------   --------     --------    --------
  Income (loss) from
  operations
  Net investment income         $  0.251   $ 0.209   $ 0.220   $  0.409   $  0.626     $  0.523    $  0.545
  Net realized and unrealized
  gain (loss)                      1.721     1.970     2.082      0.887     (0.014)++     1.520      (1.667)
                                --------   -------   -------   --------   --------     --------    --------
  Total income (loss) from
  operations                    $  1.972   $ 2.179   $ 2.302   $  1.296   $  0.612     $  2.043    $ (1.122)
                                --------   -------   -------   --------   --------     --------    --------
  Less distributions
  From net investment income    $ (0.235)  $(0.202)  $(0.185)  $ (0.331)  $ (0.522)    $ (0.364)   $ (0.388)
  In excess of net investment
  income                              --        --        --         --         --       (0.039)         --
  From net realized gain          (0.037)   (0.037)   (0.037)    (1.243)    (0.450)      (0.078)         --
  In excess of net realized
  gain                                --        --        --     (0.042)        --       (0.062)         --
                                --------   -------   -------   --------   --------     --------    --------
  Total distributions           $ (0.272)  $(0.239)  $(0.222)  $ (1.616)  $ (0.972)    $ (0.543)   $ (0.388)
                                --------   -------   -------   --------   --------     --------    --------
  Net asset value - End of
  year                          $ 10.150   $11.610   $12.270   $  8.450   $  8.770     $  9.130    $  7.630
                                ========   =======   =======   ========   ========     ========    ========
  Total return(1)                  23.78%    22.89%    22.88%     16.18%      7.00%       27.52%     (12.28)%
  Ratios/Supplemental Data
  Net assets, end of year
  (000's omitted)               $409,178   $45,958   $ 3,736   $370,457   $401,974     $457,879    $445,133
  Ratios (as a percentage of
  average daily net assets):
   Expenses(2)                      1.27%     2.01%     2.05%      1.13%      1.23%        1.19%       1.18%
   Net investment income            2.75%     2.01%     1.99%      4.06%      5.59%        4.49%       4.90%
  Portfolio turnover of the
  Portfolio(3)                        78%       78%       78%       169%       166%         103%        107%

*    For the eleven-month period ended December 31, 1995.

**   Net  investment   income  per  share  was  computed  using  average  shares
     outstanding.


+    Computed on an annualized basis.

++ The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.


(1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Distributions, if any, are assumed to be reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.

(2) For the Balanced Fund, includes the Fund's share of the Portfolio's allocated expenses for the eleven months ended December 31, 1995, the year ended January 31, 1995 and for the period from October 28, 1993 to January 31, 1994. For the Growth & Income Fund and Special Equities Fund, includes the Funds' share of the Portfolios' allocated expenses for the years ended December 31, 1996 and 1995, and for the period from August 1, 1994 to December 31, 1994. For the Utilities Fund, includes the Fund's share of the Portfolio's allocated expenses for the years ended December 31, 1996, 1995 and 1994.


(3) Portfolio Turnover of the Fund represents the rate of portfolio activity for the period while the Fund was making investments directly in securities. The Portfolio Turnover of the Portfolio represents the period when the Fund began investing in the Portfolio as follows: October 28, 1993 for the Balanced and Utilities Funds; and August 1, 1994 for the Growth & Income and Special Equities Funds.


(4) Distributions in excess of net investment income are less than $0.001 per share.

LOGO
    Investing
      for the
         21st
   Century(R)









MORE INFORMATION
--------------------------------------------------------------------------------

          ABOUT THE FUNDS: More information is available in the statement of additional information. The statement of additional information is incorporated by reference into this prospectus. Additional information about each Portfolio's investments is available in the annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during the past year. You may obtain free copies of the statement of additional information and the shareholder reports by contacting:


                         Eaton Vance Distributors, Inc.
                                255 State Street
                                Boston, MA 02109
                                 1-800-225-6265
                          website: www.eatonvance.com


          You will find and may copy information about each Fund at the Securities and Exchange Commission's public reference room in Washington, DC (call 1-800-SEC-0330 for information); on the SEC's Internet site (http://www.sec.gov); or upon payment of copying fees by writing to the SEC's public reference room in Washington, DC 20549-6009.

          ABOUT SHAREHOLDER ACCOUNTS: You can obtain more information from Eaton Vance Shareholder Services (1-800-225-6265). If you own shares and would like to add to, redeem or change your account, please write or call the transfer agent:
          ----------------------------------------------------------------------

                        First Data Investor Services Group
                                  P.O. Box 5123
                            Westborough, MA 01581-5123
                                 1-800-262-1122


SEC File No.  811-1545                                            COMBEQP

LOGO
    Investing
      for the
         21st
   Century(R)







                                 EATON VANCE
                            EMERGING GROWTH FUND

           A mutual fund seeking long-term capital appreciation





                               Prospectus Dated
                                  May 1, 1999


The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


Information in this prospectus
                                       Page                               Page
-------------------------------------------------------------------------------
Fund Summary                            2      Sales Charges              6
Investment Objective & Principal               Redeeming Shares           7
  Policies and Risks                    4      Shareholder Account
Management and Organization             5        Features                 7
Valuing Shares                          5      Tax Information            8
Purchasing Shares                       5      Financial Highlights       9
-------------------------------------------------------------------------------


 This prospectus contains important information about the Fund and the services available to shareholders. Please save it for reference.

FUND SUMMARY

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES. The Fund's investment objective is to seek long-term capital appreciation. The Fund invests primarily in common stocks of emerging growth companies that are believed to have superior long-term earnings growth prospects. Emerging growth companies are companies that are expected to achieve earnings growth and profit margins over the long-term that substantially exceed the average of all publicly traded stocks in the United States. The Fund may invest up to 20% of its assets in foreign companies. The Fund may also at times engage in derivative transactions to protect against price declines, to enhance returns or as a substitute for purchasing or selling securities.

Many emerging growth companies acquired by the Fund will have annual revenues of $1 billion or less at the time they are acquired, but the Fund may also invest in larger or smaller companies having emerging growth characteristics. In making investment decisions, the portfolio manager relies on the investment adviser's research staff and will generally sell a security when the price objective for the stock is reached or the fundamentals of the company change, or to pursue more attractive investment opportunities.


PRINCIPAL RISK FACTORS. Shares of the Fund are sensitive to factors affecting emerging growth companies. The securities of emerging growth companies are generally subject to greater price fluctuation and investment risk than securities of more established companies. The value of Fund shares is also sensitive to stock market volatility. If there is a general decline in the value of U.S. stocks, the value of the Fund's shares will also likely decline. Changes in stock market values can be sudden and unpredictable. Also, although stock values can rebound, there is no assurance that values will return to previous levels.


The use of derivative transactions is subject to certain limitations and may expose the Fund to increased risk of principal loss. Because the Fund invests a portion of its assets in foreign securities, the value of Fund shares may be affected by changes in currency exchange rates and developments abroad. Some of the securities held by the Fund may be subject to restrictions on resale, making them less liquid and more difficult to value.


The Fund is not a complete investment program and you may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION. The following bar chart and table provide information about the Fund's performance including a comparision of the Fund's performance to the performance of an index of 600 small capitalization companies. Although past performance is no guarantee of future results, this performance information demonstrates that the value of your investment will change from year-to-year. These returns are for each calendar year through December 31, 1998 and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.


                                  19.3%      15.3%
                                  1997       1998

The Fund's highest quarterly total return was 24.7% for the quarter ended December 31, 1998, and its lowest quarterly total return was -17.2% for the quarter ended September 30, 1998.

                                                              One
 Average Annual Total Return as of December 31, 1998         Year         Life of Fund
--------------------------------------------------------------------------------------
 Fund Shares                                                  8.6%            13.8%
 Standard & Poor's Small Cap 600 Index                       -1.3%             N/A

These returns reflect the maximum sales charge (5.75%). Life of Fund returns are calculated from January 31, 1997. The Fund commenced operations on January 2, 1997. The S&P Small Cap 600 Index is an unmanaged index of common stocks of small capitalization companies trading in the U.S. Investors cannot invest directly in an index. (Source for S&P Small Cap 600 Index: Lipper Inc.)

FEES AND EXPENSES OF THE FUND. These tables describe the fees and expenses that you may pay if you buy and hold shares.

 Shareholder Fees (fees paid directly from your investment)
-------------------------------------------------------------------------------
 Maximum Sales Charge (Load) (as a percentage of offering price)           5.75%
 Maximum Deferred Sales Charge (as a percentage of the lower of
  net asset value at time of purchase or time of redemption)                None
 Sales Charge Imposed on Reinvested Distributions                           None
 Exchange Fee                                                               None

 Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
--------------------------------------------------------------------------------
 Management Fees*                                                          0.75%
 Other Expenses**                                                          9.06%
                                                                           -----
 Total Annual Fund Operating Expenses*                                     9.81%

* For the fiscal year ended December 31, 1998, the investment adviser waived the entire amount of the Management Fee and reimbursed the Fund for all of its Other Expenses. As a result, the Fund paid no expenses.

**   Other Expenses includes service fees of 0.23%.


EXAMPLE. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


       1  Year              3 Years               5 Years               10 Years
--------------------------------------------------------------------------------
       $ 1,477              $ 3,154               $ 4,673               $ 7,876

INVESTMENT OBJECTIVE & PRINCIPAL POLICIES AND RISKS

The Fund's investment objective is to seek long-term capital appreciation. The Fund's investment objective may not be changed without shareholder approval. Certain of the Fund's investment policies may be changed by the Trustees without shareholder approval.


The Fund invests in a diversified portfolio of publicly-traded emerging growth companies. Many emerging growth companies acquired by the Fund will have annual revenues of $1 billion or less at the time they are acquired, but the Fund may also invest in larger or smaller companies having emerging growth characteristics. Many emerging growth companies are in the early stages of their development, are more dependent on fewer products, services or product markets than more established companies, have limited financial resources or may rely upon a limited management group, may lack substantial capital reserves and do not have established performance records. Emerging growth stocks frequently have lower trading volume and tend to be more sensitive to earnings projections than stocks of more established companies, making them more volatile and possibly more difficult to value. Under normal circumstances, the Fund invests at least 65% of its total assets in equity securities of emerging growth companies.

The Fund at times may engage in derivative transactions (such as futures contracts and options thereon, forward currency exchange contracts, and equity and currency swaps) to protect against stock price, interest rate or currency rate declines, or as a substitute for the purchase or sale of securities or currencies. The use of derivatives is highly specialized. The built-in leverage inherent to many derivative instruments can result in losses that substantially exceed the initial amount paid or received by the Fund. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying security or currency. Derivative hedging transactions may not be effective because of imperfect correlations and other factors.

The Fund may invest up to 20% of assets in securities of foreign companies located in developed countries and traded in established markets. The value of foreign securities is affected by changes in currency rates, foreign tax laws (including withholding tax), government policies (in this country or abroad) and relations between nations. In addition, the costs of investing abroad are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than markets in the United States. The Fund may also invest in depositary receipts which evidence ownership in underlying foreign securities.


The Fund may invest not more than 15% of its net assets in illiquid securities, which may be difficult to value properly and may involve greater risks. Illiquid securities include those legally restricted as to resale, and may include commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933 and securities eligible for resale pursuant to Rule 144A thereunder. Certain
Section 4(2) and Rule 144A securities may be treated as liquid securities if the investment adviser determines that such treatment is warranted. Even if determined to be liquid, holdings of these securities may increase the level of Fund illiquidity if eligible buyers become uninterested in purchasing them.


The Fund's annual portfolio turnover rate may exceed 100%. A fund with high turnover (100% or more) pays more commissions and may generate more capital gains than a fund with a lower rate. Brokerage commissions are an expense which also reduces return. Capital gains distributions will reduce after tax returns for shareholders holding Fund shares in taxable accounts.

The Fund may borrow amounts up to one-third of the value of its total assets (including borrowings), but it will not borrow more than 5% of the value of its total assets except to satisfy redemption requests or for other temporary purposes. Such borrowings would result in increased expense to the Fund and, while they are outstanding, would magnify increases or decreases in the value of Fund shares. The Fund will not purchase additional investment securities while outstanding borrowings exceed 5% of the value of its total assets. During unusual market conditions, the Fund may temporarily invest up to 100% of its assets in cash or cash equivalents. While temporarily invested, the Fund may not achieve its investment objective.

Like most mutual funds, the Fund relies on computers in conducting daily business and processing information. There is a concern that on January 1, 2000 some computer programs will be unable to recognize the new year and as a consequence computer malfunctions will occur. Eaton Vance is taking steps that it believes are reasonably designed to address this potential problem and to obtain satisfactory assurance from other service providers to the Fund that they are also taking steps to address the issue. There can, however, be no assurance that these steps will be sufficient to avoid any adverse impact on the Fund or shareholders. The Year 2000 concern may also adversely impact issuers of securities held by the Fund and the markets on which these securities trade. The foregoing statement is subject to the Year 2000 Information and Readiness Disclosure Act, which may protect Eaton Vance and the Fund from liability arising from the statement.

MANAGEMENT AND ORGANIZATION

MANAGEMENT. The Fund's investment adviser is Eaton Vance Management ("Eaton Vance"), 255 State Street, Boston, MA 02109. Eaton Vance has been managing assets since 1924 and managing mutual funds since 1931. Eaton Vance and its subsidiaries currently manage over $36 billion on behalf of mutual funds, institutional clients and individuals.

The investment adviser manages the investments of the Fund and provides related office facilities and personnel. Under its investment advisory agreement with the Fund, Eaton Vance receives a monthly advisory fee of .0625% (equivalent to 0.75% annually) of the average daily net assets of the Fund up to $500 million. On net assets of $500 million and over, the annual fee is reduced. For the fiscal year ended December 31, 1998, Eaton Vance reduced its advisory fee and the Fund paid no advisory fees. Absent the fee reduction, the Fund would have paid Eaton Vance advisory fees equivalent to 0.75% of its average daily net assets.

Edward E. Smiley, Jr. is the portfolio manager of the Fund (since inception). He also manages other Eaton Vance portfolios, has been an employee of Eaton Vance since November 1996, and is a Vice President of Eaton Vance. Prior to joining Eaton Vance, Mr. Smiley was a Senior Product Manager, Equity Management for
Trade-Street Investment Associates, Inc., a wholly-owned subsidiary of NationsBank.

Manager's Past Performance of Similar Fund. Mr. Smiley was a portfolio manager of a mutual fund with his prior employer. The total return of that fund for the one-year period ended September 19, 1996 and for the entire period during which Mr. Smiley managed the fund was as follows:


          One Year                                     18.60%
          December 10, 1992 (inception of fund)        15.31% (average annual)
              through September 19, 1996

The foregoing information is provided to illustrate past performance of Mr. Smiley in managing a portfolio similar to the Fund. The foregoing information is considered relevant because the other mutual fund was managed by Mr. Smiley using substantially the same investment objective, policies and strategies as those of the Fund. Of course, past performance is not indicative of future performance and investment returns will fluctuate reflecting market conditions and changes in company-specific fundamentals of portfolio securities.

ORGANIZATION. The Fund is a series of Eaton Vance Special Investment Trust, a Massachusetts business trust. The Fund does not hold annual shareholder meetings, but may hold special meetings for matters that require shareholder approval (like electing or removing trustees, approving management contracts or changing investment policies that may only be changed with shareholder approval).

VALUING SHARES


The Fund values its shares once each day only when the New York Stock Exchange is open for trading (typically Monday through Friday), as of the close of regular trading on the Exchange (normally 4:00 p.m. eastern time). The price of Fund shares is their net asset value (plus a sales charge). Exchange-listed securities are generally valued at closing sale prices.


When purchasing or redeeming Fund shares, your investment dealer must communicate your order to the principal underwriter by a specific time each day in order for the purchase price or redemption price to be based on that day's net asset value per share. It is the investment dealer's responsibility to transmit orders promptly. The Fund may accept purchase and redemption orders as of the time of their receipt by certain investment dealers (or their designated intermediaries).

PURCHASING SHARES

You may purchase Fund shares through your investment dealer or by mailing the account application form included in this prospectus to the transfer agent (see back cover for address). Your initial investment must be at least $1,000. The price of Fund shares is the net asset value plus a sales charge.


After your initial investment, additional investments of $50 or more may be made at any time by sending a check payable to the order of the Fund or the transfer agent directly to the transfer agent (see back cover for address). Please include your name and account number and the name of the Fund with each investment.

You may also make automatic investments of $50 or more each month or each quarter from your bank account. You can establish bank automated investing on the account application or by calling 1-800-262-1122. The minimum initial investment amount and Fund policy of redeeming accounts with low account balances are waived for bank automated investing accounts and certain group purchase plans.

You may purchase Fund shares in exchange for securities. Please call 1-800-225-6265 for information about exchanging securities for Fund shares. If you purchase shares through an investment dealer (which includes brokers, dealers and other financial institutions), that dealer may charge you a fee for executing the purchase for you. The Fund may suspend the sale of its shares at any time and any purchase order may be refused.


SALES CHARGES

Fund shares are offered at net asset value per share plus a sales charge that is determined by the amount of your investment. The current sales charge schedule is:

                                                            Sales Charge              Sales Charge             Dealer Commission
                                                          as Percentage of        as Percentage of Net         as a Percentage of
 Amount of Purchase                                        Offering Price           Amount Invested              Offering Price
-----------------------------------------------------------------------------------------------------------------------------------
 Less than $50,000                                             5.75%                      6.10%                         5.00%
 $50,000 but less than  $100,000                               4.75%                      4.99%                         4.00%
 $100,000 but less than $250,000                               3.75%                      3.90%                         3.00%
 $250,000 but less than $500,000                               3.00%                      3.09%                         2.50%
 $500,000 but less  than  $1,000,000                           2.00%                      2.04%                         1.75%
 $1,000,000  or more                                           0.00*                      0.00*                      See Below


* No sales charge is payable at the time of purchase on investments of $1 million or more. A CDSC of 1.00% will be imposed on such investments (as described below) in the event of r edemptions within 12 months of purchase.


The principal underwriter will pay a commission to investment dealers on sales of $1 million or more as follows: 1.00% on amounts of $1 million or more but less than $3 million; plus 0.50% on amounts over $3 million but less than $5 million; plus 0.25% on amounts over $5 million. Purchases of $1 million or more will be aggregated over a 12-month period for purposes of determining the commission. The principal underwriter may also pay commissions of up to 1.00% on sales of Fund shares to certain tax-deferred retirement plans.


REDUCING OR ELIMINATING SALES CHARGES. Front-end sales charges may be reduced under the right of accumulation or under a statement of intention. Under the right of accumulation, sales charges are reduced if the current market value of your current holdings (shares at current offering price), plus your new purchases, reach $50,000 or more. Class A shares of other Eaton Vance funds owned by you can be included as part of your current holdings for this purpose. Under a statement of intention, purchases of $50,000 or more made over a 13-month period are eligible for reduced sales charges. The principal underwriter may hold 5% of the dollar amount to be purchased in escrow in the form of shares registered in your name until the statement is satisfied or the 13-month period expires. See the account application for details.

Fund shares are offered at net asset value to clients of financial intermediaries who charge a fee for their services; accounts affiliated with those financial intermediaries; tax-deferred retirement plans; investment clients of Eaton Vance; certain persons affiliated with Eaton Vance; and certain Eaton Vance and fund service providers. Ask your investment dealer for details.


If Fund shares are purchased at net asset value because the purchase amount is $1 million or more, they are subject to a 1.00% contigent deferred sales charge ("CDSC") if redeemed within 12 months of purchase. The CDSC is based on the lower of the net asset value at the time of purchase or the time of redemption. Shares acquired through the reinvestment of distributions are exempt. Redemptions are made first from shares which are not subject to a CDSC.

If you redeem shares, you may reinvest at net asset value any portion or all of the redemption proceeds in shares of the Fund (or in Class A shares of any other Eaton Vance fund), provided that the reinvestment occurs within 60 days of the redemption, and the privilege has not been used more than once in the prior 12 months. Your account will be credited with any CDSC paid in connection with the redemption. Reinvestment requests must be in writing. If you reinvest, you will be sold shares at the next determined net asset value following receipt of your request.

SERVICE FEES. The Fund pays service fees for personal and/or account services not exceeding .25% of average daily net assets annually. Service fees are paid on Fund shares only after they have been outstanding for 12 months.

REDEEMING SHARES

You can redeem shares in any of the following ways:

  By Mail Send your request to the transfer agent along with any certificates and stock powers. The request must be signed exactly as your account is registered and signature guaranteed. You can obtain a signature guarantee at certain banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations. You may be asked to provide additional documents if your shares are registered in the name of a corporation, partnership or fiduciary.

  By Telephone                     You  can  redeem up to $50,000 by calling the
                                   transfer  agent  at  1-800-262-1122 on Monday
                                   through   Friday,  9:00 a.m.   to   4:00 p.m.
                                   (eastern  time).   Proceeds  of  a  telephone
                                   redemption can be mailed only to the account address. Shares held by corporations, trusts or certain other entities, or subject to fiduciary arrangements, cannot be redeemed by telephone.

  Through an Investment Dealer     Your  investment  dealer  is  responsible for
                                   transmitting the order promptly. A dealer may charge a fee for this service.

If you redeem shares, your redemption price will be based on the net asset value per share next computed after the redemption request is received. Your redemption proceeds will be paid in cash within seven days, reduced by the amount of any applicable CDSC and any federal income tax required to be withheld. Payments will be sent by mail unless you complete the Bank Wire Redemptions section of the account application.

If you recently purchased shares, the proceeds of a redemption will not be sent until the purchase check (including a certified or cashier's check) has cleared. If the purchase check has not cleared, redemption proceeds may be delayed up to 15 days from the purchase date. If your account value falls below $750 (other than due to market decline), you may be asked to either add to your account or redeem it within 60 days. If you take no action, your account will be redeemed and the proceeds sent to you.

While redemption proceeds are normally paid in cash, redemptions may be paid by distributing marketable securities. If you receive securities, you could incur brokerage or other charges in converting the securities to cash.

SHAREHOLDER ACCOUNT FEATURES


Once you purchase shares, the transfer agent establishes a Lifetime Investing Account(R) for you. Share certificates are issued only on request.


DISTRIBUTIONS. You may have your Fund distributions paid in one of the following ways:

  .Full Reinvest Option      Dividends  and  capital  gains  are  reinvested in
                             additional shares.   This option  will be assigned
                             if you do not specify an option.

  .Partial Reinvest Option   Dividends  are paid in cash and  capital gains  are
                             reinvested  in  additional shares.

  .Cash Option               Dividends and capital gains are paid in cash.

  .Exchange Option           Dividends  and/or  capital gains are  reinvested in
                             additional  shares  of  another  Eaton  Vance  fund
                             chosen   by  you.  Before  selecting  this  option,
                             you   must  obtain a  prospectus  of the other fund
                             and consider its objectives and policies carefully.

INFORMATION FROM THE FUND. From time to time, you may be mailed the following:

     .Annual and Semi-Annual Reports, containing performance information and financial statements.

     .Periodic account statements, showing recent activity and total share balance.

     .Form 1099 and tax information needed to prepare your income tax returns.

     .Proxy materials, in the event a shareholder vote is required.

     .Special notices about significant events affecting your Fund.

WITHDRAWAL PLAN. You may redeem shares on a regular monthly or quarterly basis by establishing a systematic withdrawal plan. Withdrawals will not be subject to any applicable CDSC is they do not in the aggregate exceed 12% annually of the account balance at the time the plan is established. A minimum account size of $5,000 is required to establish a systematic withdrawal plan. Because purchases of Fund shares are subject to an initial sales charge, you should not make withdrawals from your account while you are making purchases.


TAX-SHELTERED RETIREMENT PLANS. Fund shares are available for purchase in connection with certain tax-sheltered retirement plans. Call 1-800-225-6265 for information. Distributions will be invested in additional shares for all tax-sheltered retirement plans.


EXCHANGE PRIVILEGE. You may exchange your Fund shares for Class A shares of another Eaton Vance fund. Exchanges are generally made at net asset value. If you hold Fund shares for less than six months and exchange them for shares subject to a higher sales charge, you will be charged the difference between the two sales charges. If your shares are subject to a CDSC, the CDSC will continue to apply to your new shares at the same CDSC rate. For purposes of the CDSC, your shares will continue to age from the date of your original purchase.


Before exchanging, you should read the prospectus of the new fund carefully. If you wish to exchange shares, you may write to the transfer agent (address on back cover) or call 1-800-262-1122. Periodic automatic exchanges are also available. The exchange privilege may be changed or discontinued at any time. You will receive 60 days' notice of any material change to the privilege. This privilege may not be used for "market timing". If an account (or group of accounts) makes more than two round-trip exchanges within 12 months, it will be deemed to be market timing. The exchange privilege may be terminated for market timing accounts.

TELEPHONE TRANSACTIONS. You can redeem or exchange shares by telephone as described in this prospectus. The transfer agent and the principal underwriter have procedures in place to authenticate telephone instructions (such as verifying personal account information). As long as the transfer agent and principal underwriter follow these procedures, they will not be responsible for unauthorized telephone transactions and you bear the risk of possible loss resulting from telephone transactions. You may decline the telephone redemption option on the account application. Telephone instructions are tape recorded.

"STREET NAME" ACCOUNTS. If your shares are held in a "street name" account at an investment dealer, that dealer (and not the Fund or its transfer agent) will perform all recordkeeping, transaction processing and distribution payments. Because the Fund will have no record of your transactions, you should contact your investment dealer to purchase, redeem or exchange shares, to make changes in your account, or to obtain account information. The transfer of shares in a "street name" account to an account with another investment dealer or to an account directly with the Fund involves special procedures and you will be required to obtain historical information about your shares prior to the transfer. Before establishing a "street name" account with an investment dealer, you should determine whether that dealer allows reinvestment of distributions in "street name" accounts.

ACCOUNT QUESTIONS. If you have any questions about your account or the services available, please call Eaton Vance Shareholder Services at 1-800-225-6265, or write to the transfer agent (see back cover for address).

TAX INFORMATION


The Fund pays dividends at least once annually and intends to pay capital gains annually. Distributions of income and net short-term capital gains are taxable as ordinary income. Distributions of any long-term capital gains are taxable as long-term gains. The Fund expects that its distributions will consist primarily of capital gains. The Fund's distributions will be taxable as described above whether they are paid in cash or reinvested in additional shares. Investors who purchase shares shortly before the record date of a distribution will pay the full price for the shares and then receive some portion of the price back as a taxable distribution. Certain distributions paid in January will be taxable to shareholders as if received on December 31 of the prior year. A redemption of Fund shares, including an exchange for shares of another fund, is a taxable transaction.


Shareholders should consult with their advisers concerning the applicability of state, local and other taxes to an investment.

FINANCIAL HIGHLIGHTS

The financial highlights are intended to help you understand the Fund's financial performance for the past five years. Certain information in the table reflects the financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions and not taking into account a sales charge). This information has been audited by PricewaterhouseCoopers LLP, independent accountants. The report of PricewaterhouseCoopers LLP and the Fund's financial statements are incorporated by reference and included in the annual report, which is available on request.

                                                     YEAR ENDED DECEMBER 31,
                                                     --------------------------
                                                     1998(1)           1997
-------------------------------------------------------------------------------
  Net asset value - Beginning of year                  $10.830       $ 10.000
                                                       -------       --------
  Income (loss) from operations
  Net investment income                                $ 0.028       $  0.017
  Net realized and unrealized gain (loss)                1.612          1.871
                                                       -------       --------
  Total income (loss) from operations                  $ 1.640       $  1.888
                                                       -------       --------
  Less distributions
  From net investment income                           $(0.030)      $     --
  From net realized gain                                    --         (0.956)
  In excess of net realized gain(2)                         --         (0.102)
                                                       -------       --------
  Total distributions                                  $(0.030)      $ (1.058)
  Net asset value - End of year                        $12.440       $ 10.830
                                                       -------       --------
  Total return(3)                                        15.16%         19.26%
  Ratios/Supplemental Data+:
  Net assets, end of year (000's omitted)              $   368       $    307
  Ratios (as a percentage of average daily net assets):
   Expenses                                               0.13%          0.18%
   Expenses after custodian fee reduction                 0.00%          0.00%
   Net investment income                                  0.25%          0.18%
  Portfolio turnover                                       122%             2%

+ The operating expenses of the Fund reflect a reduction of the investment adviser fee, an allocation of expenses to the manager or administrator, or both. Had such action not been taken, the ratios and investment income per share would have been as follows:

  Ratios (as a percentage of average daily net assets):
   Expenses(2)(3)                                          9.93%        10.13%
   Expenses after custodian fee reduction(2)               9.81%        10.13%
   Net investment income                                  (9.56)%       (9.95)%
  Net investment loss per share                          $(1.30)       $(0.90)

(1)  Certain per share amounts are based on average shares outstanding.

(2) The Fund has followed the Statement of Position (SOP) 93-2: Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distribution by Investment Companies. The SOP requires that differences in the recognition or classification of income between the financial statements and tax earnings and profits that result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or accumulated net realized gains.

(3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Distributions, if any, are assumed to be reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.

LOGO
     Investing
       for the
          21st
    Century(R)






MORE INFORMATION
--------------------------------------------------------------------------------

               ABOUT THE FUND: More information is available in the statement of additional information. The statement of additional information is incorporated by reference into this prospectus. Additional information about the Fund's investments is available in the annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the past year. You may obtain free copies of the statement of additional information and the shareholder reports by contacting:


                         Eaton Vance Distributors, Inc.
                                255 State Street
                                Boston, MA 02109
                                 1-800-225-6265
                           website: www.eatonvance.com



               You will find and may copy information about the Fund at the Securities and Exchange Commission's public reference room in Washington, DC (call 1-800-SEC-0330 for information); on the SEC's Internet site (http://www.sec.gov); or upon payment of copying fees by writing to the SEC's public reference room in Washington, DC 20549-6009.

               ABOUT SHAREHOLDER ACCOUNTS: You can obtain more information from Eaton Vance Shareholder Services (1-800-225-6265). If you own shares and would like to add to, redeem or change your account, please write or call the transfer agent:
               -----------------------------------------------------------------

                       First Data Investor Services Group
                                  P.O. Box 5123
                           Westborough, MA 01581-5123
                                 1-800-262-1122



SEC File No.  811-1545                                            EMGP

LOGO
     Investing
       for the
          21st
    Century(R)







                                   EATON VANCE

                              EMERGING MARKETS FUND

          A diversified mutual fund investing in emerging market stocks


                                Prospectus Dated
                                   May 1, 1999



  The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is truthful or complete.
            Any representation to the contrary is a criminal offense.

Information in this prospectus
                                           Page                           Page
-------------------------------------------------------------------------------
Fund Summary                                2      Sales Charges           6
Investment Objective & Principal Policies          Redeeming Shares        8
  and Risks                                 4      Shareholder Account
Management and Organization                 5         Features             8
Valuing Shares                              6      Tax Information         9
Purchasing Shares                           6      Financial Highlights   10
-------------------------------------------------------------------------------



 This prospectus contains important information about the Fund and the services available to shareholders. Please save it for reference.

FUND SUMMARY

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES. The Fund's investment objective is to seek long-term capital appreciation. The Fund invests in equity securities (primarily common stocks) of companies located in emerging market countries, which are those considered to be developing. Emerging market countries include countries in Asia, Latin America, the Middle East, Southern Europe, Eastern Europe, Africa and the region comprising the former Soviet Union. The Fund invests in companies with a broad range of market capitalizations, including smaller companies. The Fund may make direct investments in companies. In managing the portfolio, the portfolio manager looks for stocks that will grow in value over time, regardless of short-term market fluctuations. Stocks will be sold when they have achieved their perceived value or when a country's stock market is expected to be depressed for an extended period. The portfolio manager may use such investments as forward contracts and options to attempt to mitigate the adverse effects of foreign currency fluctuations.

The Fund currently invests its assets in a separate registered investment company with the same objective and policies as the Fund.

PRINCIPAL RISK FACTORS. The value of Fund shares is sensitive to stock market volatility. If there is a decline in the value of exchange-listed stocks in emerging market countries, the value of Fund shares will also likely decline. Changes in stock market values can be sudden and unpredictable. Also, although stock values can rebound, there is no assurance that values will return to previous levels. Because the Fund invests predominantly in foreign securities, the value of Fund shares can also be adversely affected by changes in currency exchange rates and political and economic developments abroad. In emerging market countries, these risks can be significant. The securities of smaller companies are generally subject to greater price fluctuation and investment risk than securities of more established companies.


Because securities markets in emerging market countries are substantially smaller, less liquid and more volatile than the major securities markets in the United States, Fund share values will be more volatile. Emerging market countries are either comparatively underdeveloped or in the process of becoming developed. Investment in emerging market countries typically involves greater potential for gain or loss than investments in securities of issuers in developed countries. Emerging market countries may have relatively unstable governments and economies based on only a few industries. The value of Fund shares will likely be particularly sensitive to changes in the economies of such countries (such as reversals of economic liberalization, political unrest or changes in trading status).

The Fund is not a complete investment program and you may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Shareholders may realize substantial losses and should invest for the long-term.

PERFORMANCE INFORMATION. The following bar chart and table provide information about the Fund's performance including a comparison of the Fund's performance to the performance of an index of stocks in emerging markets. Although past performance is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change. The following returns are for Class B shares for each calendar quarter through December 31, 1998 and do not reflect sales charges. If the sales charge was reflected, returns would be lower.

0.9%      28.4%     -3.5%     -32.9%
1995      1996       1997       1998

The Fund's highest quarterly total return was 13.0% for the quarter ended June 30, 1996, and its lowest quarterly total return was -26.0% for the quarter ended September 30, 1998.

                                                                   One           Life of
 Average Annual Total Return as of December 31, 1998              Year            Fund
----------------------------------------------------------------------------------------
 Class A Shares                                                  -36.5%           -5.0%
 Class B Shares                                                  -36.2%           -4.7%
 Morgan Stanley Capital International Emerging Markets Index     -23.2%          -11.5%

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable CDSC for Class B. Life of Fund returns are calculated from November 30, 1994. The Morgan Stanley Capital International Emerging Markets Index is an unmanaged index of stocks traded in emerging markets. Investors cannot invest directly in an index. (Source for Morgan Stanley Capital International Emerging Markets Index returns: Lipper, Inc.)

FUND FEES AND EXPENSES. These tables describe the fees and expenses that you may pay if you buy and hold shares.

 Shareholder Fees (fees paid directly from your investment)                          Class A    Class B
-------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) (as a percentage of offering price)                       5.75%      None
Maximum Deferred Sales Charge (as a percentage of the lower of
 net asset value at time of purchase or time of redemption)                           None       5.00%
 Sales Charge Imposed on Reinvested Distributions                                     None       None
 Exchange Fee                                                                         None       None

 Annual Fund Operating Expenses (expenses that are deducted from Fund assets)        Class A    Class B
-------------------------------------------------------------------------------------------------------
Management Fees                                                                      1.25%       1.25%
Distribution and Service (12b-1) Fees*                                               0.50%       0.95%
Other Expenses                                                                       1.90%       1.90%
                                                                                     -----       -----
Total Annual Fund Operating Expenses**                                               3.65%       4.10%

* Long-term shareholders may pay more than the economic equivalent of the front-end sales charge permitted by the National Association of Securities Dealers, Inc.

**During the fiscal year ended  December 31, 1998,  Total Annual Fund  Operating
     Expenses were 3.25% for Class A and 3.70% for Class B due to fee reductions and expense reimbursements by the investment adviser and administrator.

EXAMPLE. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                       1 Year    3 Years    5 Years     10 Years
--------------------------------------------------------------------------------
  Class A shares                       $  921    $ 1,628    $ 2,354      $ 4,257
  Class B shares                       $  912    $ 1,647    $ 2,297      $ 4,289

You would pay the following expenses if you did not redeem your shares:

                                      1 Year     3 Years    5 Years     10 Years
--------------------------------------------------------------------------------
  Class A shares                      $  921    $ 1,628     $ 2,354      $ 4,257
  Class B shares                      $  412    $ 1,247     $ 2,097      $ 4,289

INVESTMENT OBJECTIVE & PRINCIPAL POLICIES AND RISKs

The Fund's investment objective is to seek long-term capital appreciation. The Fund currently seeks to meet its investment objective by investing in Emerging Markets Portfolio (the "Portfolio"), a separate registered investment company which has the same objective and policies as the Fund. The Fund's investment objective and nonfundamental policies may be changed by the Trustees of the Trust without shareholder approval. The Trustees have no present intention to make such change and intend to submit any proposed material change in investment objective to shareholders in advance for their approval.

Under normal market conditions, the Portfolio will invest at least 65% of its total assets in equity securities of companies domiciled in or deriving more than 50% of their revenues or profits from emerging market countries. Emerging market countries are countries that are generally considered to be developing or emerging countries by the International Bank for Reconstruction and Development (more commonly referred to as the "World Bank") or the International Finance Corporation, as well as countries that are classified by the United Nations or otherwise regarded by their own authorities as developing. The Portfolio ordinarily invests in at least three emerging market countries at all times. More than 25% of the Portfolio's total assets may be denominated in any single currency. Although not a common practice, the portfolio manager may use hedging techniques (such as forward contracts and options) to attempt to mitigate adverse effects of foreign currency fluctuations.

The Portfolio's annual portfolio turnover rate may exceed 100%. A fund with high turnover (100% or more) pays more commissions and may generate more capital gains than a fund with a lower rate. Paying more commissions may also reduce return. Capital gains distributions will reduce after tax returns for shareholders holding the Fund in taxable accounts.

Investments in emerging market countries can be considered speculative, and therefore may offer higher potential for gains and losses than investments in developed markets of the world. Political and economic structures in emerging market countries generally lack the social, political and economic stability characteristics of the United States. Governmental actions can have a significant effect on the economic conditions in such countries, which could adversely affect the value and liquidity of the Portfolio's investments. The laws of countries in the region relating to limited liability of corporate shareholders, fiduciary duties of officers and directors, and the bankruptcy of state enterprises are generally less well developed than or different from such laws in the United States. It may be more difficult to obtain a judgment in the courts of these countries than it is in the United States. In addition, unanticipated political or social developments may affect the value of the Portfolio's investments in these countries and the availability to the Portfolio of additional investments.

Settlement of securities transactions in emerging market countries are subject to risk of loss, may be delayed and are generally less frequent than in the United States, which could affect the liquidity of the Portfolio's assets. In addition, disruptions due to work stoppages and trading improprieties in these securities markets have caused such markets to close. If extended closings were to occur in stock markets where the Portfolio was heavily invested, the Fund's ability to redeem Fund shares could become correspondingly impaired. To mitigate these risks, the Portfolio may maintain a higher cash position than it otherwise would, thereby possibly diluting its return, or the Portfolio may have to sell more liquid securities which it would not otherwise choose to sell. The Portfolio may also borrow amounts up to 25% of the value of its net assets, but it will not borrow more than 5% of the value of its total assets except to satisfy redemption requests or for other temporary purposes. Such borrowings would result in increased expense to the Fund and, while they are outstanding, would magnify increases or decreases in the value of Fund shares. The Portfolio will not purchase additional investment securities while outstanding borrowings exceed 5% of the value of its total assets. The Fund may suspend redemption privileges or postpone the date of payment for more than seven days after a redemption order is received under certain circumstances.

The values of foreign investments are affected by changes in currency rates or exchange control regulations, application of foreign tax laws (including withholding tax), changes in governmental administration or economic or monetary policy (in this country or abroad) or changed circumstances in dealings between nations. Exchange rates may fluctuate significantly over short periods of time causing the Portfolio's net asset value to fluctuate as well. Costs are incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions, custody fees and other costs of investing in foreign securities are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign issuers could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, lack of uniform accounting and auditing standards, less publicly available financial and other information and potential difficulties in enforcing contractual obligations. As a result, the Portfolio may be exposed to greater risk and will be more dependent on the investment adviser's ability to assess such risk than if the Portfolio invested solely in more developed countries.

The Portfolio may invest in securities of smaller, less seasoned companies. Such securities are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk. Smaller companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. There is generally less publicly available information about such companies than larger, more established companies. The Portfolio may make direct investments in companies in private placement transactions. Because of the absence of any public trading market for some of these investments (such as those that are legally restricted) it may take longer to liquidate these positions at fair value than would be the case for publicly traded securities.

During unusual market conditions, the Portfolio may temporarily invest up to 100% of its assets in cash or cash equivalents. While temporarily invested, the Portfolio may not achieve its investment objective.

Like most mutual funds, the Fund and Portfolio rely on computers in conducting daily business and processing information. There is a concern that on January 1, 2000 some computer programs will be unable to recognize the new year and as a consequence computer malfunctions will occur. Eaton Vance is taking steps that it believes are reasonably designed to address this potential problem and to obtain satisfactory assurance from other service providers to the Fund and the Portfolio that they are also taking steps to address the issue. There can, however, be no assurance that these steps will be sufficient to avoid any adverse impact on the Fund and the Portfolio or shareholders. The Year 2000 concern may also adversely impact issuers of securities held by the Portfolio and the market on which these securities trade, and may be more difficult to address in less-developed countries where access to advanced technology may be limited. The foregoing statement is subject to the Year 2000 Information and Readiness Disclosure Act, which may protect Eaton Vance and the Fund and the Portfolio from liability arising from the statement.

MANAGEMENT AND ORGANIZATION

MANAGEMENT. The Portfolio's investment adviser is Lloyd George Investment Management (Bermuda) Limited ("Lloyd George"), 3808 One Exchange Square, Central, Hong Kong. The investment adviser manages Portfolio investments and provides related office facilities and personnel. Lloyd George receives a monthly advisory fee of .0625% (equivalent to 0.75% annually) of the Portfolio's average daily net assets up to $500 million. This fee declines at intervals above $500 million. For the fiscal year ended December 31, 1998, absent a fee reduction the Portfolio would have paid advisory fees of 0.75% of its average daily net assets.

Kiersten Christensen is the portfolio manager of the Portfolio (since May 1, 1996). She has been a portfolio manger at Lloyd George since December,1994 and was previously an analyst at Lloyd George beginning in January, 1993. Ms. Christensen is supported by a team of investment professionals at Lloyd George. In particular, Robert Lloyd George, Scobie Dickinson Ward, John Stainsby and Pamela Chan set macro-economic and general investment strategy, and provide investment research and ideas for all of Lloyd George's managed accounts and funds.

Lloyd George and its affiliates act as investment adviser to various individual and institutional clients and manage $1.3 billion in assets. A team of Lloyd George analysts currently monitor over 400 emerging markets stocks. These stocks are screened from a 2000 stock universe based on a variety of criteria. The Lloyd George global emerging markets team communicates weekly on stock specific and macroeconomic issues. Eaton Vance's corporate parent owns 21% of Lloyd George's corporate parent. Lloyd George, its affiliates and two of the Portfolio's Trustees are domiciled outside of the United States. Because of this, it would be difficult for the Portfolio to bring a claim or enforce a judgment against them.

Eaton Vance manages the business affairs of the Fund and administers the business affairs of the Portfolio. For these services, Eaton Vance receives a monthly fee from each of the Fund and Portfolio of 1/48 of 1% (equal to 0.25% annually) of average daily net assets up to $500 million. This fee declines at intervals above $500 million. For the fiscal year ended December 31, 1998, absent a fee reduction Eaton Vance would have earned management fees of 0.25% of the Fund's average daily net assets and administration fees of 0.25% of the Portfolio's average daily net assets. Eaton Vance has been managing assets since 1924 and managing mutual funds since 1931. Eaton Vance and its subsidiaries currently manage over $36 billion on behalf of mutual funds, institutional clients and individuals.


The investment adviser, Eaton Vance and the Fund and Portfolio have adopted Codes of Ethics governing personal securities transactions. Under the Codes, employees of the investment adviser and Eaton Vance may purchase and sell securities (including securities held by the Portfolio) subject to certain reporting requirements and other procedures.

ORGANIZATION. The Fund is a series of Eaton Vance Special Investment Trust, a Massachusetts business trust. The Fund does not hold annual shareholder meetings, but may hold special meetings for matters that require shareholder approval (like electing or removing trustees, approving management contracts or changing investment policies that may only be changed with shareholder approval). Because the Fund invests in the Portfolio, it may be asked to vote on certain Portfolio matters (like changes in certain Portfolio investment restrictions). When necessary, the Fund will hold a meeting of its shareholders to consider the Portfolio matter and then vote its interest in the Portfolio in proportion to the votes cast by its shareholders. The Fund can withdraw from the Portfolio at any time.

VALUING SHARES

The Fund values its shares once each day only when the New York Stock Exchange is open for trading (typically Monday through Friday), as of the close of regular trading on the Exchange (normally 4:00 p.m. eastern time). The price of Fund shares is their net asset value (plus a sales charge for Class A), which is derived from Portfolio holdings. Exchange-listed securities are valued at closing sale prices; however, the investment adviser may use the fair value of a security if events occurring after the close of an exchange would materially affect net asset value. Because foreign securities trade on days when Fund shares are not priced, net asset value can change at times when Fund shares cannot be redeemed.


When purchasing or redeeming Fund shares, your investment dealer must communicate your order to the principal underwriter by a specific time each day in order for the purchase price or the redemption price to be based on that day's net asset value per share. It is the investment dealer's responsibility to transmit orders promptly. The Fund may accept purchase and redemption orders as of the time of their receipt by certain investment dealers (or their designated intermediaries).

PURCHASING SHARES


You may purchase Fund shares through your investment dealer or by mailing the account application form included in this prospectus to the transfer agent (see back cover for address). Your initial investment must be at least $1,000. The price of Class A shares is the net asset value plus a sales charge. The price of Class B shares is the net asset value; however, you may be subject to a sales charge (called a "contingent deferred sales charge" or "CDSC") if you redeem within six years of purchase. The sales charges are described below. Your investment dealer can help you decide which class of shares suits your investment needs.


After your initial investment, additional investments of $50 or more may be made at any time by sending a check payable to the order of the Fund or the transfer agent directly to the transfer agent (see back cover for address). Please include your name and account number and the name of the Fund and Class with each investment.

You may also make automatic investments of $50 or more each month or each quarter from your bank account. You can establish bank automated investing on the account application or by calling 1-800-262-1122. The minimum initial investment amount and Fund policy of redeeming accounts with low account balances are waived for bank automated investing accounts and certain group purchase plans.


You may purchase Fund shares in exchange for securities. Please call 1-800-225-6265 for information about exchanging securities for Fund shares. If you purchase shares through an investment dealer (which includes brokers, dealers and other financial institutions), that dealer may charge you a fee for executing the purchase for you. The Fund may suspend the sale of its shares at any time and any purchase order may be refused.


SALES CHARGES

FRONT-END SALES CHARGE. Class A shares are offered at net asset value per share plus a sales charge that is determined by the amount of your investment. The current sales charge schedule is:

                                                     Sales Charge               Sales Charge              Dealer Commission
                                                   as Percentage of        as Percentage of Net          as a Percentage of
 Amount of Purchase                                 Offering Price              Amount Invested           Offering Price
----------------------------------------------------------------------------------------------------------------------------

 Less than $50,000                                       5.75%                       6.10%                    5.00%
 $50,000 but less than $100,000                          4.75%                       4.99%                    4.00%
 $100,000 but less than $250,000                         3.75%                       3.90%                    3.00%
 $250,000 but less than $500,000                         3.00%                       3.09%                    2.50%
 $500,000 but less than $1,000,000                       2.00%                       2.04%                    1.75%
 $1,000,000 or more                                      0.00*                       0.00*                 See Below

* No sales charge is payable at the time of purchase on investments of $1 million or more. A CDSC of 1.00% will be imposed on such investments (as described below) in the event of redemptions within 12 months of purchase.

The principal underwriter will pay a commission to investment dealers on sales of $1 million or more as follows: 1.00% on amounts of $1 million or more but less than $3 million; plus 0.50% on amounts over $3 million but less than $5 million; plus 0.25% on amounts over $5 million. Purchases of $1 million or more will be aggregated over a 12-month period for purposes of determining the commission. The principal underwriter may also pay commissions of up to 1.00% on sales of Class A shares to certain tax-deferred retirement plans.


CONTINGENT DEFERRED SALES CHARGE. Each Class of shares is subject to a CDSC on certain redemptions. If Class A shares are purchased at net asset value because the purchase amount is $1 million or more, they are subject to a 1% CDSC if redeemed within 12 months of purchase. Class B shares are subject to the following CDSC schedule:

 Year of Redemption After Purchase      CDSC
--------------------------------------------
 First or Second                         5%
 Third                                   4%
 Fourth                                  3%
 Fifth                                   2%
 Sixth                                   1%
 Seventh or following                    0%

The CDSC is based on the lower of the net asset value at the time of purchase or the time of redemption. Shares acquired through the reinvestment of distributions are exempt from the CDSC. Redemptions are made first from shares that are not subject to a CDSC.


REDUCING OR ELIMINATING SALES CHARGES. Front-end sales charges may be reduced under the right of accumulation or under a statement of intention. Under the right of accumulation, sales charges are reduced if the current market value of your current holdings (shares at current offering price), plus your new purchases, reach $50,000 or more. Class A shares of other Eaton Vance funds owned by you can be included as part of your current holdings for this purpose. Under a statement of intention, purchases of $50,000 or more made over a 13-month period are eligible for reduced sales charges. The principal underwriter may hold 5% of the dollar amount to be purchased in escrow in the form of shares registered in your name until the statement is satisfied or the 13-month period expires. See the account application for details.

Class A shares are offered at net asset value to clients of financial intermediaries who charge a fee for their services; accounts affiliated with those financial intermediaries; tax-deferred retirement plans; investment clients of Eaton Vance; certain persons affiliated with Eaton Vance; and certain Eaton Vance and fund service providers. Ask your investment dealer for details.


The Class B CDSC is waived for redemptions pursuant to a Withdrawal Plan (see "Shareholder Account Features") and in connection with certain redemptions from tax-sheltered retirement plans. Call 1-800-225-6265 for details. The Class B CDSC is also waived following the death of all beneficial owners of shares, but only if the redemption is requested within one year after death (a death certificate and other applicable documents may be required).

If you redeem shares, you may reinvest at net asset value any portion or all of the redemption proceeds in the same class of shares of the Fund (or, for Class A shares, in Class A shares of any other Eaton Vance fund), provided that the reinvestment occurs within 60 days of the redemption, and the privilege has not been used more than once in the prior 12 months. Your account will be credited with any CDSC paid in connection with the redemption. Reinvestment requests must be in writing. If you reinvest, you will be sold shares at the next determined net asset value following receipt of your request.


DISTRIBUTION AND SERVICE FEES. The Fund has adopted a plan under Rule 12b-1 that allows the Fund to pay distribution fees for the sale and distribution of shares (so called "12b-1 fees"). Class B shares pay distribution fees of 0.75% of average daily net assets annually. Class A shares pay a distribution fee of 0.50% of average daily net assets on shares outstanding for less than twelve months and a distribution fee of 0.25% on shares outstanding for more than twelve months. Because these fees are paid from Fund assets on an ongoing basis, they will increase your cost over time and may cost you more than paying other types of sales charges. Both classes pay service fees for personal and/or account services not exceeding 0.25% of average daily net assets annually. Class A and Class B shares only pay service fees on shares that have been outstanding for twelve months.

REDEEMING SHARES

You can redeem shares in any of the following ways:

  By Mail Send your request to the transfer agent along with any certificates and stock powers. The request must be signed exactly as your
                                   account   is   registered   and   signature
                                   guaranteed. You can obtain a signature guarantee at certain banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing
                                   agencies   and   registered   securities
                                   associations. You may be asked to provide additional documents if your shares are registered in the name of a corporation, partnership or fiduciary.

  By Telephone                     You  can redeem up to $50,000 b y calling the
                                   transfer  agent  at  1-800-262-1122 on Monday
                                   through  Friday,   9:00  a.m.  to  4:00  p.m.
                                   (eastern time).   Proceeds  of   a  telephone
                                   redemption can be mailed only to the account address. Shares held by corporations, trusts or certain other entities, or subject to fiduciary arrangements, cannot be redeemed by telephone.

  Through an Investment Dealer     Your  investment  dealer  is  responsible for
                                   transmitting the order promptly. A dealer may charge a fee for this service.

If you redeem shares, your redemption price will be based on the net asset value per share next computed after the redemption request is received. Your redemption proceeds will be paid in cash within seven days, reduced by the amount of any applicable CDSC and any federal income tax required to be withheld. Payments will be sent by mail unless you complete the Bank Wire Redemptions section of the account application.

If you recently purchased shares, the proceeds of a redemption will not be sent until the purchase check (including a certified or cashier's check) has cleared. If the purchase check has not cleared, redemption proceeds may be delayed up to 15 days from the purchase date. If your account value falls below $750 (other than due to market decline), you may be asked to either add to your account or redeem it within 60 days. If you take no action, your account will be redeemed and the proceeds sent to you.

While redemption proceeds are normally paid in cash, redemptions may be paid by distributing marketable securities. If you receive securities, you could incur brokerage or other charges in converting the securities to cash.

SHAREHOLDER ACCOUNT FEATURES

Once you purchase shares, the transfer agent establishes a Lifetime Investing Account(R) for you. Share certificates are issued only on request.


DISTRIBUTIONS. You may have your Fund distributions paid in one of the following ways:

  .Full Reinvest Option       Dividends  and  capital  gains  are  reinvested in
                              additional  shares.   This option will be assigned
                              if you do not specify an option.

  .Partial Reinvest Option    Dividends  are  paid in cash and capital gains are
                              reinvested in additional shares.

  .Cash Option                Dividends and capital gains are paid in cash.

  .Exchange Option            Dividends  and/or  capital gains are reinvested in
                              additional   shares  of  another  Eaton Vance fund
                              chosen by you. Before selecting this option, you must obtain a prospectus of the other fund and consider its objectives and policies carefully.

INFORMATION FROM THE FUND. From time to time, you may be mailed the following:

     .Annual and Semi-Annual  Reports,  containing  performance  information and financial statements.
     .Periodic  account  statements,  showing  recent  activity  and total share balance.
     .Form 1099 and tax information needed to prepare your income tax returns. .Proxy materials, in the event a shareholder vote is required.
     .Special notices about significant events affecting your Fund.

WITHDRAWAL PLAN. You may redeem shares on a regular monthly or quarterly basis by establishing a systematic withdrawal plan. Withdrawals will not be subject to applicable CDSC if they do not in the aggregate exceed 12% annually of the account balance at the time the plan is established. A minimum account size of $5,000 is required to establish a systematic withdrawal plan. Because purchases of Class A shares are subject to an initial sales charge, you should not make withdrawals from your account while you are making purchases.


TAX-SHELTERED RETIREMENT PLANS. Class A shares are available for purchase in connection with certain tax-sheltered retirement plans. Call 1-800-225-6265 for information. Distributions will be invested in additional shares for all tax-sheltered retirement plans.


EXCHANGE PRIVILEGE. You may exchange your Fund shares for shares of the same class of another Eaton Vance fund. Exchanges are generally made at net asset value. If you hold Class A shares for less than six months and exchange them for shares subject to a higher sales charge, you will be charged the difference between the two sales charges. If your shares are subject to a CDSC, the CDSC will continue to apply to your new shares at the same CDSC rate. For purposes of the CDSC, your shares will continue to age from the date of your original purchase.


Before exchanging, you should read the prospectus of the new fund carefully. If you wish to exchange shares, you may write to the transfer agent (address on back cover) or call 1-800-262-1122. Periodic automatic exchanges are also available. The exchange privilege may be changed or discontinued at any time. You will receive 60 days' notice of any material change to the privilege. This privilege may not be used for "market timing". If an account (or group of accounts) makes more than two round-trip exchanges within 12 months, it will be deemed to be market timing. The exchange privilege may be terminated for market timing accounts.

TELEPHONE TRANSACTIONS. You can redeem or exchange shares by telephone as described in this prospectus. The transfer agent and the principal underwriter have procedures in place to authenticate telephone instructions (such as verifying personal account information). As long as the transfer agent and principal underwriter follow these procedures, they will not be responsible for unauthorized telephone transactions and you bear the risk of possible loss resulting from telephone transactions. You may decline the telephone redemption option on the account application. Telephone instructions are tape recorded.

"STREET NAME" ACCOUNTS. If your shares are held in a "street name" account at an investment dealer, that dealer (and not the Fund or its transfer agent) will perform all recordkeeping, transaction processing and distribution payments. Because the Fund will have no record of your transactions, you should contact your investment dealer to purchase, redeem or exchange shares, to make changes in your account, or to obtain account information. The transfer of shares in a "street name" account to an account with another investment dealer or to an account directly with the Fund involves special procedures and you will be required to obtain historical information about your shares prior to the transfer. Before establishing a "street name" account with an investment dealer, you should determine whether that dealer allows reinvestment of distributions in "street name" accounts.

ACCOUNT QUESTIONS. If you have any questions about your account or the services available, please call Eaton Vance Shareholder Services at 1-800-225-6265, or write to the transfer agent (see back cover for address).

TAX INFORMATION

The Fund pays dividends at least once annually and intends to pay capital gains (if any) annually. Distributions of income and net short-term capital gains will be taxable as ordinary income. Distributions of any long-term capital gains are taxable as long-term gains. The Fund expects that its distributions will consist primarily of capital gains. The Fund's distributions will be taxable as described above whether they are paid in cash or reinvested in additional shares. The Fund's distributions will generally not qualify for the dividends-received deduction for corporations.

Investors who purchase shares shortly before the record date of a distribution will pay the full price for the shares and then receive some portion of the price back as a taxable distribution. Certain distributions paid in January will be taxable to shareholders as if received on December 31 of the prior year. A redemption of Fund shares, including an exchange for shares of another fund, is a taxable transaction.


Shareholders should consult with their advisers concerning the applicability of state, local and other taxes to an investment.

FINANCIAL HIGHLIGHTS

The financial highlights are intended to help you understand the Fund's financial performance for the past five years. Certain information in the table reflects the financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions and not taking into account a sales charge). This information has been audited by Deloitte & Touche LLP, independent accountants. The report of Deloitte & Touche LLP and the Fund's financial statements are incorporated herein by reference and included in the annual report, which is available on request. The Fund began offering two classes of shares on January 1, 1998. Prior to that date, the Fund offered only Class B shares and Class A existed as a separate fund.

                                               YEAR ENDED DECEMBER 31,
                        -----------------------------------------------------------------------
                                  1998              1997       1996       1995        1994*
                        -----------------------------------------------------------------------
                          CLASS A      CLASS B     CLASS B    CLASS B    CLASS B     CLASS B
-----------------------------------------------------------------------------------------------
  Net asset value -
  Beginning of year      $11.970      $11.910     $12.720    $10.050    $ 9.960     $10.000
                         -------      -------     -------    -------    -------     -------
  Income (loss) from
  operations:
  Net investment loss    $(0.146)     $(0.236)    $(0.012)   $(0.143)   $(0.268)    $(0.003)
  Net realized and
  unrealized gain
  (loss) on
  investments             (3.764)     $(3.684)     (0.436)     2.988      0.358      (0.037)
                         -------      -------     -------    -------    -------     -------
  Total income (loss)
  from operations        $(3.910)     $(3.920)    $(0.448)   $ 2.845    $ 0.090     $(0.040)
                         -------      -------     -------    -------    -------     -------
  Less
  distributions:
  From net realized
  gain on investments         --           --          --    $(0.175)        --          --
  In excess of net
  realized gain on
  investments                 --           --      (0.362)        --         --          --
                         -------      -------     -------    -------    -------     -------
  Total distributions         --           --     $(0.362)   $(0.175)        --          --
                         -------      -------     -------    -------    -------     -------
  Net asset value -
  End of year            $ 8.060      $ 7.990     $11.910    $12.720    $10.050     $  9.96
                         =======      =======     =======    =======    =======     =======
  Total Return(1)        (32.66)%     (32.91)%     (3.48)%    28.49%      0.90%      (0.40)%
  Ratios/Supplemental
  Data+:
  Net assets, end of
  year (000's omitted)   $ 3,066      $ 4,064     $ 9,074    $ 6,725    $ 1,801     $   229
  Ratios (as a
  percentage of
  average daily net
  assets):
   Expenses (2)(3)          3.25%        3.70%       3.50%      3.41%      6.19%       0.75+
   Expenses after
    custodian fee
    reduction (2)           2.95%        3.40%       3.32%      3.19%      6.19%         --
   Net investment loss     (1.34)%      (1.79%)     (1.92)%    (1.76)%    (4.64)%     (0.75)%+
  Portfolio turnover         117%         117%        160%       125%        98%          0%

+ The operating expenses of the Fund reflect a reduction of the investment adviser fee, an allocation of expenses to the adviser or administrator, or both. Had such action not been taken, the ratios and investment income per share would have been as follows:

  Ratios (as a percentage of average daily net assets):
   Expenses (2)(3)                                         3.65%     4.10%     3.79%     4.52%     11.35%       9.14%+
   Expenses after custodian fee reduction (2)              3.35%     3.80%     3.61%     4.30%     11.35%       --
   Net investment loss                                     (1.74)%   (2.19)%   (2.21)%   (2.87)%   (9.80)%     (9.14)%+
  Net investment loss per share                            $(0.188)  $(0.289)  $(0.014)  $(0.233)  $(0.566)   $(0.037)

+    Computed on an annualized basis.

* For the period from the start of business, November 30, 1994, to December 31, 1994.

(1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Distributions, if any, are assumed to be reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.


(2) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

(3)  The  expense  ratios for the year ended  December  31, 1995 and the periods thereafter, have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund, as well as the Portfolio, to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for the prior period has not been adjusted to reflect this change.

  LOGO

     Investing
       for the
          21st
    Century(R)









MORE INFORMATION
--------------------------------------------------------------------------------

               ABOUT THE FUND: More information is available in the statement of additional information. The statement of additional information is incorporated by reference into this prospectus. Additional information about the Portfolio's investments is available in the annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the past year. You may obtain free copies of the statement of additional information and the shareholder reports by contacting:


                         Eaton Vance Distributors, Inc.
                                255 State Street
                                Boston, MA 02109
                                 1-800-225-6265
                           website: www.eatonvance.com


               You will find and may copy information about the Fund at the Securities and Exchange Commission's public reference room in Washington, DC (call 1-800-SEC-0330 for information); on the SEC's Internet site (http://www.sec.gov); or upon payment of copying fees by writing to the SEC's public reference room in Washington, DC 20549-6009.

               ABOUT SHAREHOLDER ACCOUNTS: You can obtain more information from Eaton Vance Share- holder Services (1-800-225-6265). If you own shares and would like to add to, redeem or change your account, please write or call the transfer agent:
               -----------------------------------------------------------------

                       First Data Investor Services Group
                                  P.O. Box 5123
                           Westborough, MA 01581-5123
                                 1-800-262-1122



SEC File No.  811-1545                                            EMP

LOGO
     Investing
       for the
          21st
    Century(R)







                            EATON VANCE INSTITUTIONAL
                             EMERGING MARKETS FUND


          A diversified mutual fund investing in emerging market stocks


                                Prospectus Dated
                                   May 1, 1999


  The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is truthful or complete.
            Any representation to the contrary is a criminal offense.

Information in this prospectus
                                           Page                           Page
-------------------------------------------------------------------------------
Fund Summary                                2      Purchasing Shares       6
Investment Objective & Principal Policies          Redeeming Shares        7
  and Risks                                 4      Shareholder Account
Management and Organization                 5         Features             7
Valuing Shares                              6      Tax Information         8
-------------------------------------------------------------------------------


 This prospectus contains important information about the Fund and the services available to shareholders. Please save it for reference.

Fund Summary

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES. The Fund's investment objective is to seek long-term capital appreciation. The Fund invests in equity securities (primarily common stocks) of companies located in emerging market countries, which are those considered to be developing. Emerging market countries include countries in Asia, Latin America, the Middle East, Southern Europe, Eastern Europe, Africa and the region comprising the former Soviet Union. The Fund invests in companies with a broad range of market capitalizations, including smaller companies. The Fund may make direct investments in companies. In managing the portfolio, the portfolio manager looks for stocks that will grow in value over time, regardless of short-term market fluctuations. Stocks will be sold when they have achieved their perceived value or when a country's stock market is expected to be depressed for an extended period. The portfolio manager may use such investments as forward contracts and options to attempt to mitigate the adverse effects of foreign currency fluctuations.

The Fund currently invests its assets in Emerging Markets Portfolio, a separate registered investment company with the same objective and policies as the Fund.

PRINCIPAL RISK FACTORS. The value of Fund shares is sensitive to stock market volatility. If there is a decline in the value of exchange-listed stocks in emerging market countries, the value of Fund shares will also likely decline. Changes in stock market values can be sudden and unpredictable. Also, although stock values can rebound, there is no assurance that values will return to previous levels. Because the Fund invests predominantly in foreign securities, the value of Fund shares can also be adversely affected by changes in currency exchange rates and political and economic developments abroad. In emerging market countries, these risks can be significant. The securities of smaller companies are generally subject to greater price fluctuation and investment risk than securities of more established companies.


Because securities markets in emerging market countries are substantially smaller, less liquid and more volatile than the major securities markets in the United States, Fund share values will be more volatile. Emerging market countries are either comparatively underdeveloped or in the process of becoming developed. Investment in emerging market countries typically involves greater potential for gain or loss than investments in securities of issuers in developed countries. Emerging market countries may have relatively unstable governments and economies based on only a few industries. The value of Fund shares will likely be particularly sensitive to changes in the economies of such countries (such as reversals of economic liberalization, political unrest or changes in trading status).

The Fund is not a complete investment program and you may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Shareholders may realize substantial losses and should invest for the long-term.

PERFORMANCE INFORMATION. The following bar chart and table provide information about the investment performance of another mutual fund that also invests in Emerging Markets Portfolio. This mutual fund (the "Retail Fund") is distributed through retail distribution channels and is subject to higher expenses than the Fund. The returns are adjusted to eliminate the Retail Fund's sales charge, but they are not adjusted to reflect other differences in expenses between the Fund and the Retail Fund. The returns in the bar chart and the table are for each calendar year of the Retail Fund's operations through December 31, 1998. The table below also contains a comparison of the Retail Fund's performance to the performance of an index of stocks traded in emerging markets. Although past performance is no guarantee of future results, the Retail Fund's performance demonstrates the risk that the value of your investment will change.

             Annual Total Returns of a Similar Eaton Vance Fund

     0.9%      28.4%     -3.5%     -32.9%
     1995      1996      1997       1998

The Retail Fund's highest quarterly total return was 13.0% for the quarter ended June 30, 1996, and its lowest quarterly total return was -26.0% for the quarter ended September 30, 1998.

                                                                   One           Life of
 Average Annual Total Return as of December 31, 1998              Year            Fund
----------------------------------------------------------------------------------------
 Retail Fund Shares                                              -36.5%           -5.0%
 Morgan Stanley Capital International Emerging Markets Index     -23.2%          -11.5%

Returns are calculated from November 30, 1994. The Morgan Stanley Capital International Emerging Markets Index is an unmanaged index of stocks traded in emerging markets. Investors cannot invest directly in an index. (Source for Morgan Stanley Capital International Emerging Markets Index returns: Lipper, Inc.)

FUND FEES AND EXPENSES. These tables describe the fees and expenses that you may pay if you buy and hold shares.

 Shareholder Fees (fees paid directly from your investment)
-------------------------------------------------------------------------------
 Maximum Sales Charge (Load) (as a percentage of offering price)            None
 Maximum Deferred Sales Charge                                              None
 Sales Charge Imposed on Reinvested Distributions                           None
 Exchange Fee                                                               None

 Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
--------------------------------------------------------------------------------
 Management Fees                                                           1.00%
  Other Expenses*                                                          1.50%
                                                                           -----
  Total Annual Fund Operating Expenses                                     2.50%
  Expense Reimbursement**                                                (1.00)%
                                                                         -------
  Total Annual Fund Operating Expenses (net reimbursement)                 1.50%

*    Other Expenses is estimated.
** For the first 12 months of operations, Eaton Vance will reimburse the Fund pursuant to contractual reimbursement to the extent Other Expenses exceeds 0.50% of average daily net assets.

EXAMPLE. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expense reimbursement is reflected only in expenses for the first year. The Example also assumes that your investment has a 5% return each year and that the operating expenses are reduced in the first year of operations as described above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
                                    1 Year                  3 Years
--------------------------------------------------------------------------------
 Fund Shares                         $15                      $78

INVESTMENT OBJECTIVE & PRINCIPAL POLICIES AND RISKS

The Fund's investment objective is to seek long-term capital appreciation. The Fund currently seeks to meet its investment objective by investing in Emerging Markets Portfolio (the "Portfolio"), a separate registered investment company which has the same objective and policies as the Fund. The Fund's investment objective and nonfundamental policies may be changed by the Trustees of the Trust without shareholder approval. The Trustees have no present intention to make such change and intend to submit any proposed material change in investment objective to shareholders in advance for their approval.

Under normal market conditions, the Portfolio will invest at least 65% of its total assets in equity securities of companies domiciled in or deriving more than 50% of their revenues or profits from emerging market countries. Emerging market countries are countries that are generally considered to be developing or emerging countries by the International Bank for Reconstruction and Development (more commonly referred to as the "World Bank") or the International Finance Corporation, as well as countries that are classified by the United Nations or otherwise regarded by their own authorities as developing. The Portfolio ordinarily invests in at least three emerging market countries at all times. More than 25% of the Portfolio's total assets may be denominated in any single currency. Although not a common practice, the portfolio manager may use hedging techniques (such as forward contracts and options) to attempt to mitigate adverse effects of foreign currency fluctuations.

The Portfolio's annual portfolio turnover rate may exceed 100%. A fund with high turnover (100% or more) pays more commissions and may generate more capital gains than a fund with a lower rate. Paying more commissions may also reduce return. Capital gains distributions will reduce after tax returns for shareholders holding the Fund in taxable accounts.

Investments in emerging market countries can be considered speculative, and therefore may offer higher potential for gains and losses than investments in developed markets of the world. Political and economic structures in emerging market countries generally lack the social, political and economic stability characteristics of the United States. Governmental actions can have a significant effect on the economic conditions in such countries, which could adversely affect the value and liquidity of the Portfolio's investments. The laws of countries in the region relating to limited liability of corporate shareholders, fiduciary duties of officers and directors, and the bankruptcy of state enterprises are generally less well developed than or different from such laws in the United States. It may be more difficult to obtain a judgment in the courts of these countries than it is in the United States. In addition, unanticipated political or social developments may affect the value of the Portfolio's investments in these countries and the availability to the Portfolio of additional investments.

Settlement of securities transactions in emerging market countries are subject to risk of loss, may be delayed and are generally less frequent than in the United States, which could affect the liquidity of the Portfolio's assets. In addition, disruptions due to work stoppages and trading improprieties in these securities markets have caused such markets to close. If extended closings were to occur in stock markets where the Portfolio was heavily invested, the Fund's ability to redeem Fund shares could become correspondingly impaired. To mitigate these risks, the Portfolio may maintain a higher cash position than it otherwise would, thereby possibly diluting its return, or the Portfolio may have to sell more liquid securities which it would not otherwise choose to sell. The Portfolio may also borrow amounts up to 25% of the value of its net assets, but it will not borrow more than 5% of the value of its total assets except to satisfy redemption requests or for other temporary purposes. Such borrowings would result in increased expense to the Fund and, while they are outstanding, would magnify increases or decreases in the value of Fund shares. The Portfolio will not purchase additional investment securities while outstanding borrowings exceed 5% of the value of its total assets. The Fund may suspend redemption privileges or postpone the date of payment for more than seven days after a redemption order is received under certain circumstances.

The values of foreign investments are affected by changes in currency rates or exchange control regulations, application of foreign tax laws (including withholding tax), changes in governmental administration or economic or monetary policy (in this country or abroad) or changed circumstances in dealings between nations. Exchange rates may fluctuate significantly over short periods of time causing the Portfolio's net asset value to fluctuate as well. Costs are incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions, custody fees and other costs of investing in foreign securities are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign issuers could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, lack of uniform accounting and auditing standards, less publicly available financial and other information and potential difficulties in enforcing contractual obligations. As a result, the Portfolio may be exposed to greater risk and will be more dependent on the investment adviser's ability to assess such risk than if the Portfolio invested solely in more developed countries.

The Portfolio may invest in securities of smaller, less seasoned companies. Such securities are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk. Smaller companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. There is generally less publicly available information about such companies than larger, more established companies. The Portfolio may make direct investments in companies in private placement transactions. Because of the absence of any public trading market for some of these investments (such as those that are legally restricted) it may take longer to liquidate these positions at fair value than would be the case for publicly traded securities.

During unusual market conditions, the Portfolio may temporarily invest up to 100% of its assets in cash or cash equivalents. While temporarily invested, the Portfolio may not achieve its investment objective.

Like most mutual funds, the Fund and Portfolio rely on computers in conducting daily business and processing information. There is a concern that on January 1, 2000 some computer programs will be unable to recognize the new year and as a consequence computer malfunctions will occur. Eaton Vance is taking steps that it believes are reasonably designed to address this potential problem and to obtain satisfactory assurance from other service providers to the Fund and the Portfolio that they are also taking steps to address the issue. There can, however, be no assurance that these steps will be sufficient to avoid any adverse impact on the Fund and the Portfolio or shareholders. The Year 2000 concern may also adversely impact issuers of securities held by the Portfolio and the market on which these securities trade, and may be more difficult to address in less-developed countries where access to advanced technology may be limited. The foregoing statement is subject to the Year 2000 Information and Readiness Disclosure Act, which may protect Eaton Vance and the Fund and the Portfolio from liability arising from the statement.


MANAGEMENT AND ORGANIZATION

MANAGEMENT. The Portfolio's investment adviser is Lloyd George Investment Management (Bermuda) Limited ("Lloyd George"), 3808 One Exchange Square, Central, Hong Kong. The investment adviser manages Portfolio investments and provides related office facilities and personnel. Lloyd George receives a monthly advisory fee of .0625% (equivalent to 0.75% annually) of the Portfolio's average daily net assets up to $500 million. This fee declines at intervals above $500 million.


Kiersten Christensen is the portfolio manager of the Portfolio (since May 1, 1996). She has been a portfolio manger at Lloyd George since December,1994 and was previously an analyst at Lloyd George beginning in January, 1993. Ms. Christensen is supported by a team of investment professionals at Lloyd George. In particular, Robert Lloyd George, Scobie Dickinson Ward, John Stainsby and Pamela Chan set macro-economic and general investment strategy, and provide investment research and ideas for all of Lloyd George's managed accounts and funds.


Lloyd George and its affiliates act as investment adviser to various individual and institutional clients and manage $1.3 billion in assets. A team of Lloyd George analysts currently monitor over 400 emerging markets stocks. These stocks are screened from a 2000 stock universe based on a variety of criteria. The Lloyd George global emerging markets team communicates weekly on stock specific and macroeconomic issues. Eaton Vance's corporate parent owns 21% of Lloyd George's corporate parent. Lloyd George, its affiliates and two of the Portfolio's Trustees are domiciled outside of the United States. Because of this, it would be difficult for the Portfolio to bring a claim or enforce a judgment against them.


Eaton Vance administers the business affairs of the Portfolio. For these services, Eaton Vance receives a monthly fee from the Portfolio of 1/48 of 1% (equal to 0.25% annually) of average daily net assets up to $500 million. This fee declines at intervals above $500 million. Eaton Vance has been managing assets since 1924 and managing mutual funds since 1931. Eaton Vance and its subsidiaries currently manage over $36 billion on behalf of mutual funds, institutional clients and individuals.


The investment adviser, Eaton Vance and the Fund and Portfolio have adopted Codes of Ethics governing personal securities transactions. Under the Codes, employees of the investment adviser and Eaton Vance may purchase and sell securities (including securities held by the Portfolio) subject to certain reporting requirements and other procedures.

ORGANIZATION. The Fund is a series of Eaton Vance Special Investment Trust, a Massachusetts business trust. The Fund does not hold annual shareholder meetings, but may hold special meetings for matters that require shareholder approval (like electing or removing trustees, approving management contracts or changing investment policies that may only be changed with shareholder approval). Because the Fund invests in the Portfolio, it may be asked to vote on certain Portfolio matters (like changes in certain Portfolio investment restrictions). When necessary, the Fund will hold a meeting of its shareholders to consider the Portfolio matter and then vote its interest in the Portfolio in proportion to the votes cast by its shareholders. The Fund can withdraw from the Portfolio at any time.

VALUING SHARES

The Fund values its shares once each day only when the New York Stock Exchange is open for trading (typically Monday through Friday), as of the close of regular trading on the Exchange (normally 4:00 p.m. eastern time). The price of Fund shares is their net asset value, which is derived from Portfolio holdings. Exchange-listed securities are valued at closing sale prices; however, the investment adviser may use the fair value of a security if events occurring after the close of an exchange would materially affect net asset value. Because foreign securities trade on days when Fund shares are not priced, net asset value can change at times when Fund shares cannot be redeemed.

When purchasing or redeeming Fund shares, your investment dealer must communicate your order to the principal underwriter by a specific time each day in order for the purchase price or the redemption price to be based on that day's net asset value per share. It is the investment dealer's responsibility to transmit orders promptly. The Fund may accept purchase and redemption orders as of the time of their receipt by certain investment dealers (or their designated intermediaries).

PURCHASING SHARES


Fund shares are offered to clients of financial intermediaries who charge an advisory, management, consulting or similar fee for their services; accounts affiliated with those financial intermediaries; investment clients of Eaton Vance; certain persons affiliated with Eaton Vance; and certain Eaton Vance and fund service providers. Your initial investment must be at least $250,000. Subsequent investments may be made at any time. The investment minimum is waived for persons affiliated with Eaton Vance and its service providers.

The Fund provides shareholders ease of investment by allowing same day wire purchases. You may purchase Fund shares through your investment dealer or by requesting your bank to transmit immediately available funds (Federal Funds) by wire to the address set forth below. To make an initial investment by wire, you must first telephone the Fund Order Department at 800-225-6265 (extension 7805) to advise of your action and to be assigned an account number. Failure to call will delay the order. The Account Application form which accompanies this prospectus must be promptly forwarded to the transfer agent. Additional investments may be made at any time through the same wire procedure. The Fund Order Department must be advised by telephone of each transmission. Wire funds to:

  Boston Safe Deposit & Trust Co.
  ABA #011001234
  Account Number 080411
  Further Credit Eaton Vance Institutional Emerging Markets Fund - Fund #481
                                                                         ---
  Your Account Number [Insert your account number - see below]


The Fund intends at all times to be as fully invested as is feasible in order to maximize its earnings. Accordingly, purchase orders will be executed at the net asset value next determined after their receipt by the Fund only if the Fund has received payment in cash or in Federal Funds. If you purchase shares through an investment dealer, that dealer may charge you a fee for executing the purchase for you.

From time to time the Fund may suspend the continuous offering of its shares. During any such suspension, shareholders who reinvest their distributions in additional shares will be permitted to continue such reinvestments, and the Fund may permit tax sheltered retirement plans which own shares to purchase additional shares of the Fund. The Fund may also refuse any order for the purchase of shares.

REDEEMING SHARES

You can redeem shares in one of two ways:

  By Wire                          If   you   have  given   complete   written
                                   authorization in advance you may request that redemption proceeds be wired directly to your bank account. The bank designated may be any bank in the United States. The redemption request may be made by calling the Eaton Vance Fund Order Department at 800-225-6265 (extension 3) or by sending a signature guaranteed letter of instruction to the transfer agent (see back cover for address). You may be required to pay the costs of redeeming by wire; however, no costs are currently charged. The Fund may suspend or terminate this expedited payment procedure upon at least 30 days notice.


  Through an Investment Dealer     Your  investment   dealer  is responsible for
                                   transmitting   the  order promptly.  A dealer
                                   may charge a fee for this service.


If you redeem shares, your redemption price will be based on the net asset value per share next computed after the redemption request is received. Your redemption proceeds will be paid in cash within seven days, reduced by the amount of any federal income tax required to be withheld. Payments will be sent by mail unless you complete the Bank Wire Redemptions section of the account application.


SHAREHOLDER ACCOUNT FEATURES

DISTRIBUTIONS. You may have your Fund distributions paid in one of the following ways:

     .Full Reinvest Option    Dividends  and  capital  gains  are  reinvested in
                              additional shares. This option will be assigned if you do not specify an option.

  .Partial Reinvest Option    Dividends are paid in  cash and capital  gains are
                              reinvested in additional shares.

             .Cash Option     Dividends and capital gains are paid in cash.

INFORMATION FROM THE FUND. From time to time, you may be mailed the following:

     .Annual and Semi-Annual  Reports,  containing  performance  information and financial statements.
     .Periodic  account  statements,  showing  recent  activity  and total share balance.
     .Form 1099 and tax information needed to prepare your income tax returns. .Proxy materials, in the event a shareholder vote is required.
     .Special notices about significant events affecting your Fund.


EXCHANGE PRIVILEGE. You may exchange your Fund shares for shares of another Eaton Vance Institutional fund. Exchanges are made at net asset value. Before exchanging, you should read the prospectus of the new fund carefully. The exchange privilege may be changed or discontinued at any time. You will receive 60 days' notice of any material change to the privilege. This privilege may not be used for "market timing". If an account (or group of accounts) makes more than two round-trip exchanges within twelve months, it will be deemed to be market timing. The exchange privilege may be terminated for market timing accounts.

TELEPHONE TRANSACTIONS. The transfer agent and the principal underwriter have procedures in place to authenticate telephone instructions (such as verifying personal account information). As long as the transfer agent and principal underwriter follow these procedures, they will not be responsible for unauthorized telephone transactions and you bear the risk of possible loss resulting from telephone transactions. You may decline the telephone redemption option on the account application. Telephone instructions are tape recorded.


ACCOUNT QUESTIONS. If you have any questions about your account or the services available, please call Eaton Vance Shareholder Services at 1-800-225-6265, or write to the transfer agent (see back cover for address).

TAX-SHELTERED RETIREMENT PLANS. Fund shares are available for purchase in connection with certain tax-sheltered retirement plans. Call 1-800-225-6265 for information. Distributions will be invested in additional shares for all tax-sheltered retirement plans.

TAX INFORMATION

The Fund pays dividends at least once annually and intends to pay capital gains (if any) annually. Distributions of income and net short-term capital gains will be taxable as ordinary income. Distributions of any long-term capital gains are taxable as long-term gains. The Fund expects that its distributions will consist primarily of capital gains. The Fund's distributions will be taxable as described above whether they are paid in cash or reinvested in additional shares. The Fund's distributions will generally not qualify for the dividends-received deduction for corporations.

Investors who purchase shares shortly before the record date of a distribution will pay the full price for the shares and then receive some portion of the price back as a taxable distribution. Certain distributions paid in January will be taxable to shareholders as if received on December 31 of the prior year. A redemption of Fund shares, including an exchange for shares of another fund, is a taxable transaction.


Shareholders should consult with their advisers concerning the applicability of state, local and other taxes to an investment.

LOGO
     Investing
       for the
          21st
    Century(R)









MORE INFORMATION
--------------------------------------------------------------------------------

          ABOUT THE FUND: More information is available in the statement of additional information. The statement of additional information is incorporated by reference into this prospectus. Additional information about the Portfolio's investments is available in the annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the past year. You may obtain free copies of the statement of additional information and the shareholder reports by contacting:


                         EATON VANCE DISTRIBUTORS, INC.
                                255 State Street
                                Boston, MA 02109
                                 1-800-225-6265
                           website: www.eatonvance.com


          You will find and may copy information about the Fund at the Securities and Exchange Commission's public reference room in Washington, DC (call 1-800-SEC-0330 for information); on the SEC's Internet site (http://www.sec.gov); or upon payment of copying fees by writing to the SEC's public reference room in Washington, DC 20549-6009.

          ABOUT SHAREHOLDER ACCOUNTS: You can obtain more information from Eaton Vance Share- holder Services (1-800-225-6265). If you own shares and would like to add to, redeem or change your account, please write or call the transfer agent:
          ----------------------------------------------------------------------

                       FIRST DATA INVESTOR SERVICES GROUP
                                  P.O. Box 5123
                           Westborough, MA 01581-5123
                                 1-800-262-1122


SEC File No.  811-1545                                            IEMP

 LOGO
       Investing
         for the
            21st
         Century(R)





                                   Eaton Vance
                               Greater India Fund


            A diversified mutual fund investing in companies in India


                                Prospectus Dated
                                   May 1, 1999



The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.



Information in this prospectus
                                                     Page                                  Page
------------------------------------------------------------------------------------------------
Fund Summary                                           2     Sales Charges                   7
Investment Objective & Principal Policies and Risks    4     Redeeming Shares                8
Management and Organization                            5     Shareholder Account Features    9
Valuing Shares                                         6     Tax Information                10
Purchasing Shares                                      6     Financial Highlights           11
------------------------------------------------------------------------------------------------

 This prospectus contains important information about the Fund and the services available to shareholders. Please save it for reference.

FUND SUMMARY


INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES. The Fund's investment objective is to seek long-term capital appreciation. The Fund invests primarily in equity securities (primarily common stocks) of companies in India and surrounding countries of the Indian subcontinent. Greater India investments are typically listed on stock exchanges in countries of the Indian subcontinent, but also include securities traded in markets outside these countries, including securities trading in the form of depositary receipts. The Fund invests in companies with a broad range of market capitalizations, including smaller companies. The Fund may make direct investments in companies. Under normal market conditions, at least 50% of total assets will be invested in equity securities of Indian companies, and no more than 5% of assets will be invested in companies located in other than India, Pakistan or Sri Lanka. The portfolio manager may use investments such as forward contracts and options to attempt to mitigate the adverse effects of foreign currency fluctuations.

The Fund currently invests its assets in a separate registered investment company with the same objective and policies as the Fund.

PRINCIPAL RISK FACTORS. The value of Fund shares is sensitive to stock market volatility. If there is a decline in the value of exchange-listed stocks in the Indian subcontinent, the value of Fund shares will also likely decline. Changes in stock market values can be sudden and unpredictable. Also, although stock values can rebound, there is no assurance that values will return to previous levels. Because the Fund invests predominantly in foreign securities, the value of Fund shares can also be adversely affected by changes in currency exchange rates and political and economic developments abroad. In countries in the Indian subcontinent these risks can be significant. The securities of smaller companies are generally subject to greater price fluctuation and investment risk than securities of more established companies.

Because securities markets in the Indian subcontinent are substantially smaller, less liquid and more volatile than the major securities markets in the United States, Fund share values will be more volatile. The value of Fund shares will be affected by political, economic, fiscal, regulatory or other developments in the Indian subcontinent and particularly India. The extent of economic development, political stability and market depth of different countries in the region varies widely. Greater India investments typically involve greater potential for gain or loss than investments in securities of issuers in developed countries. In comparison to the United States and other developed countries, countries in the Indian subcontinent may have relatively unstable governments and economies based on only a few industries. The Fund will likely be particularly sensitive to changes in the economies of such countries (such as reversals of economic liberalization, political unrest or changes in trading status). Although depository receipts have risks similar to the foregoing, unsponsored receipts may involve higher expenses, may not pass-through voting and other shareholder rights, and may be less liquid than receipts sponsored by issuers of the underlying securities.


The Fund is not a complete investment program and you may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Shareholders may realize substantial losses and should invest for the long-term.

PERFORMANCE INFORMATION. The following bar chart and table provide information about the Fund's performance including a comparison of the Fund's performance to the performance of an index of common stocks traded in the India market. Although past performance is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change. The following returns are for Class B shares for each calendar quarter through December 31, 1998 and do not reflect sales charges. If the sales charge was reflected, returns would be lower.

            -33.4%         -9.8%          5.4%          -9.2%
            1995           1996           1997          1998


The Fund's highest quarterly total return was 18.1% for the quarter ended June 30, 1997, and its lowest quarterly total return was -18.7% for the quarter ended September 30, 1996.

                                                               One           Life of
 Average Annual Total Return as of December 31, 1998          Year            Fund
----------------------------------------------------------------------------------------
 Class A Shares                                              -14.1%          -12.4%
 Class B Shares                                              -13.7%          -12.1%
 Bombay Stock Exchange Index                                 -20.3%          -12.3%

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable CDSC for Class B. Life of Fund returns are calculated from May 31, 1994. The Bombay Stock Exchange Index is an unmanaged index of 100 common stocks traded in the India market. Investors cannot invest directly in an index. (Source for the Bombay Stock Exchange Index returns: Datastream International)


FUND FEES AND EXPENSES. These tables describe the fees and expenses that you may pay if you buy and hold shares.


 Shareholder Fees
 (fees paid directly from your investment)                             Class A  Class B
----------------------------------------------------------------------------------------
 Maximum Sales Charge (Load) (as a percentage of offering price)         5.75%     None

 Maximum Deferred Sales Charge (as a percentage of the lower of net
 asset value at time of purchase or time of redemption)                  None    5.00%

 Sales Charge Imposed on Reinvested Distributions                        None     None

 Exchange Fee                                                            None     None

 Annual Fund Operating Expenses
 (expenses that are deducted from Fund assets)  Class A   Class B
------------------------------------------------------------------
 Management Fees                                1.25%      1.25%

 Distribution and Service (12b-1) Fees*         0.50%      1.00%

 Other Expenses                                 1.44%      1.44%
                                                -----      -----
 Total Annual Fund Operating Expenses           3.19%      3.69%

*Long-term shareholders may pay more than the economic equivalent of the front-end sales charge permitted by the National Association of Securities Dealers, Inc.

EXAMPLE. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                       1 Year    3 Years    5 Years    10 Years
---------------------------------------------------------------------------------
  Class A shares                       $  878    $ 1,502    $ 2,147      $ 3,868
  Class B shares                       $  871    $ 1,529    $ 2,106      $ 3,941

You would pay the following expenses if you did not redeem your shares:

                                       1 Year    3 Years    5 Years    10 Years
---------------------------------------------------------------------------------
  Class A shares                       $  878    $ 1,502    $ 2,147      $ 3,868
  Class B shares                       $  371    $ 1,129    $ 1,906      $ 3,941

INVESTMENT OBJECTIVE & PRINCIPAL POLICIES AND RISKS


The Fund's investment objective is to seek long-term capital appreciation. The Fund currently seeks to meet its investment objective by investing its assets in South Asia Portfolio (the "Portfolio"), a separate registered investment company which has the same investment objective and policies as the Fund. The Fund's investment objective and nonfundamental policies may be changed by the Trustees of the Trust without shareholder approval. The Trustees have no present intention to make such change and intend to submit any proposed material change in investment objective to shareholders in advance for their approval.

The Portfolio seeks to achieve its objective by investing in a carefully selected and continuously managed portfolio consisting primarily of equity securities of companies in India and surrounding countries of the Indian subcontinent. A company will be considered to be in India or another country if it is domiciled in or derives more than 50% of its revenue or profits from that country. The Portfolio will, under normal market conditions, invest at least 65% of its total assets in such securities ("Greater India investments") and at least 50% of its total assets in equity securities of Indian companies. More than 25% of the Portfolio's total assets may be denominated in any single currency. Although not a common practice, the portfolio manager may use hedging techniques (such as forward contracts and options) to attempt to mitigate the adverse effects of foreign currency fluctuations.

Investments in India and the Indian subcontinent can be considered speculative, and therefore may offer higher potential for gains and losses than investments in developed markets of the world. Political and economic structures in India and other countries of the Indian subcontinent generally lack the social, political and economic stability characteristics of the United States. Governmental actions can have a significant effect on the economic conditions in such countries, which could adversely affect the value and liquidity of the Portfolio's investments. Although the governments of India, Pakistan and Sri Lanka have recently begun to institute economic reform policies, there can be no assurance that they will continue to pursue such policies or, if they do, that such policies will succeed. The laws of countries in the region relating to limited liability of corporate shareholders, fiduciary duties of officers and directors, and the bankruptcy of state enterprises are generally less well developed than or different from such laws in the United States. It may be more difficult to obtain a judgment in the courts of these countries than it is in the United States. In addition, unanticipated political or social developments may affect the value of the Portfolio's investments in these countries and the availability to the Portfolio of additional investments. Monsoons and natural disasters also can affect the value of Portfolio investments.

The stock markets in the region are undergoing a period of growth and change, which may result in trading or price volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying the relevant laws and regulations. The securities industries in these countries are comparatively underdeveloped, and stockbrokers and other intermediaries may not perform as well as their counterparts in the United States and other more developed securities markets. Physical delivery of securities in small lots generally has been required in India and a shortage of vault capacity and trained personnel has existed among qualified custodial Indian banks. The Portfolio may be unable to sell securities where the registration process is incomplete and may experience delays in receipt of dividends. If trading volume is limited by operational difficulties, the ability of the Portfolio to invest its assets may be impaired.

Settlement of securities transactions in the Indian subcontinent are subject to risk of loss, may be delayed and are generally less frequent than in the United States, which could affect the liquidity of the Portfolio's assets. In addition, disruptions due to work stoppages and trading improprieties in these securities markets have caused such markets to close. If extended closings were to occur in stock markets where the Portfolio was heavily invested, the Fund's ability to redeem Fund shares could become correspondingly impaired. To mitigate these risks, the Portfolio may maintain a higher cash position than it otherwise would, thereby possibly diluting its return, or the Portfolio may have to sell more liquid securities which it would not otherwise choose to sell. The Portfolio may also borrow amounts up to 25% of the value of its net assets, but it will not borrow more than 5% of the value of its total assets except to satisfy redemption requests or for other temporary purposes. Such borrowings would result in increased expense to the Fund and, while they are outstanding, would magnify increases or decreases in the value of Fund shares. The Portfolio will not purchase additional investment securities while outstanding borrowings exceed 5% of the value of its total assets. The Fund may suspend redemption privileges or postpone the date of payment for more than seven days after a redemption order is received under certain circumstances.

The values of foreign investments are affected by changes in currency rates or exchange control regulations, application of foreign tax laws (including withholding tax) changes in governmental administration or economic or monetary policy (in this country or abroad) or changed circumstances in dealings between nations. Because investment in Greater India companies will usually involve currencies of foreign countries, the value of assets of the Portfolio as measured by U.S. dollars may be adversely affected by changes in currency exchange rates. Such rates may fluctuate significantly over short periods of time causing the Portfolio's net asset value to fluctuate as well. Costs are incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions, custody fees and other costs of investing in foreign securities are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign issuers could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, lack of uniform accounting and auditing standards, less publicly available financial and other information and potential difficulties in enforcing contractual obligations. As a result, the Portfolio may be exposed to greater risk and will be more dependent on the investment adviser's ability to assess such risk than if the Portfolio invested solely in more developed countries.

The Portfolio may invest in securities of smaller, less seasoned companies. Such securities are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk. Smaller companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. There is generally less publicly available information about such companies than larger, more established companies. The Portfolio may make direct investments in companies in private placement transactions. Because of the absence of any public trading market for some of these investments (such as those that are legally restricted) it may take longer to liquidate these positions at fair value than would be the case for publicly traded securities.

During unusual market conditions, the Portfolio may temporarily invest up to 100% of its assets in cash or cash equivalents. While temporarily invested, the Portfolio may not achieve its investment objective.

Like most mutual funds, the Fund and Portfolio rely on computers in conducting daily business and processing information. There is a concern that on January 1, 2000 some computer programs will be unable to recognize the new year and as a consequence computer malfunctions will occur. Eaton Vance is taking steps that it believes are reasonably designed to address this potential problem and to obtain satisfactory assurance from other service providers to the Fund and the Portfolio that they are also taking steps to address the issue. There can, however, be no assurance that these steps will be sufficient to avoid any adverse impact on the Fund and the Portfolio or shareholders. The Year 2000 concern may also adversely impact issuers of securities held by the Portfolio and the market on which these securities trade, and may be more difficult to address in less-developed countries where access to advanced technology may be limited. The foregoing statement is subject to the Year 2000 Information and Readiness Disclosure Act, which may protect Eaton Vance and the Fund and the Portfolio from liability arising from the statement.


MANAGEMENT AND ORGANIZATION


MANAGEMENT. The Portfolio's investment adviser is Lloyd George Investment Management (Bermuda) Limited ("Lloyd George"), 3808 One Exchange Square, Central, Hong Kong. The investment adviser manages Portfolio investments and provides related office facilities and personnel. Lloyd George receives a monthly advisory fee of 0.0625% (equivalent to 0.75% annually) of the Portfolio's average daily net assets up to $500 million. This fee declines at intervals above $500 million. For the fiscal year ended December 31, 1998, the Portfolio paid advisory fees of 0.75% of its average daily net assets.

Scobie Dickenson Ward is the portfolio manager of the Portfolio (since inception). Mr. Ward is a Director of Lloyd George and has been a portfolio manager at Lloyd George for more than five years.

Lloyd George and its affiliates act as investment adviser to various individual and institutional clients and manage $1.3 billion in assets. Eaton Vance's corporate parent owns 21% of Lloyd George's corporate parent. Lloyd George, its affiliates and two of the Portfolio's Trustees are domiciled outside of the United States. Because of this, it would be difficult for the Portfolio to bring a claim or enforce a judgment against them.

Eaton Vance manages the business affairs of the Fund and administers the business affairs of the Portfolio. For these services, Eaton Vance receives a monthly fee from each of the Fund and Portfolio of 1/48 of 1% (equal to 0.25% annually) of average daily net assets up to $500 million. This fee declines at intervals above $500 million. For the fiscal year ended December 31, 1998, Eaton Vance earned management fees of 0.25% of the Fund's average daily net assets and administration fees of 0.25% of the Portfolio's average daily net assets. Eaton Vance has been managing assets since 1924 and managing mutual funds since 1931. Eaton Vance and its subsidiaries currently manage over $36 billion on behalf of mutual funds, institutional clients and individuals.

The investment adviser, Eaton Vance and the Fund and Portfolio have adopted Codes of Ethics governing personal securities transactions. Under the Codes, employees of the investment adviser and Eaton Vance may purchase and sell securities (including securities held by the Portfolio) subject to certain reporting requirements and other procedures.

ORGANIZATION. The Fund is a series of Eaton Vance Special Investment Trust, a Massachusetts business trust. The Fund does not hold annual shareholder meetings, but may hold special meetings for matters that require shareholder approval (like electing or removing trustees, approving management contracts or changing investment policies that may only be changed with shareholder approval). Because the Fund invests in the Portfolio, it may be asked to vote on certain Portfolio matters (like changes in certain Portfolio investment restrictions). When necessary, the Fund will hold a meeting of its shareholders to consider the Portfolio matter and then vote its interest in the Portfolio in proportion to the votes cast by its shareholders. The Fund can withdraw from the Portfolio at any time.

VALUING SHARES

The Fund values its shares once each day only when the New York Stock Exchange is open for trading (typically Monday through Friday), as of the close of regular trading on the Exchange (normally 4:00 p.m. eastern time). The price of Fund shares is their net asset value (plus a sales charge for Class A), which is derived from Portfolio holdings. Exchange-listed securities are valued at closing sale prices; however, the investment adviser may use the fair value of a security if events occurring after the close of an exchange would materially affect net asset value. Because foreign securities trade on days when Fund shares are not priced, net asset value can change at times when Fund shares cannot be redeemed.

When purchasing or redeeming Fund shares, your investment dealer must communicate your order to the principal underwriter by a specific time each day in order for the purchase price or the redemption price to be based on that day's net asset value per share. It is the investment dealer's responsibility to transmit orders promptly. The Fund may accept purchase and redemption orders as of the time of their receipt by certain investment dealers (or their designated intermediaries).

PURCHASING SHARES


You may purchase Fund shares through your investment dealer or by mailing the account application form included in this prospectus to the transfer agent (see back cover for address). Your initial investment must be at least $1,000. The price of Class A shares is the net asset value plus a sales charge. The price of Class B shares is the net asset value; however, you may be subject to a sales charge (called a "contingent deferred sales charge" or "CDSC") if you redeem within six years of purchase. The sales charges are described below. Your investment dealer can help you decide which class of shares suits your investment needs.


After your initial investment, additional investments of $50 or more may be made at any time by sending a check payable to the order of the Fund or the transfer agent directly to the transfer agent (see back cover for address). Please include your name and account number and the name of the Fund and Class with each investment.

You may also make automatic investments of $50 or more each month or each quarter from your bank account. You can establish bank automated investing on the account application or by calling 1-800-262-1122. The minimum initial investment amount and Fund policy of redeeming accounts with low account balances are waived for bank automated investing accounts and certain group purchase plans.


You may purchase Fund shares in exchange for securities. Please call 1-800-225-6265 for information about exchanging securities for Fund shares. If you purchase shares through an investment dealer (which includes brokers, dealers and other financial institutions), that dealer may charge you a fee for executing the purchase for you. The Fund may suspend the sale of its shares at any time and any purchase order may be refused.

SALES CHARGES

FRONT-END SALES CHARGE. Class A shares are offered at net asset value per share plus a sales charge that is determined by the amount of your investment. The current sales charge schedule is:


                                                 Sales Charge         Sales Charge             Dealer Commission
                                                 as Percentage of     as Percentage of Net     as a Percentage of
 Amount of Purchase                              Offering Price       Amount Invested          Offering Price
-----------------------------------------------------------------------------------------------------------------
 Less than $50,000                                    5.75%                6.10%                    5.00%
 $50,000 but less than $100,000                       4.75%                4.99%                    4.00%
 $100,000 but less than $250,000                      3.75%                3.90%                    3.00%
 $250,000 but less than $500,000                      3.00%                3.09%                    2.50%
 $500,000 but less than $1,000,000                    2.00%                2.04%                    1.75%
 $1,000,000 or more                                   0.00*                0.00*                    See Below

 * No sales charge is payable at the time of purchase on investments of $1 million or more.
 A CDSC of 1.00% will be imposed on such investments (as described below) in the event of r edemptions within 12 months of purchase.


The principal underwriter will pay a commission to investment dealers on sales of $1 million or more as follows: 1.00% on amounts of $1 million or more but less than $3 million; plus 0.50% on amounts over $3 million but less than $5 million; plus 0.25% on amounts over $5 million. Purchases of $1 million or more will be aggregated over a 12-month period for purposes of determining the commission. The principal underwriter may also pay commissions of up to 1.00% on sales of Class A shares to certain tax-deferred retirement plans.


CONTINGENT DEFERRED SALES CHARGE.  Each Class of shares is subject to a CDSC on
certain redemptions.   If Class A shares are purchased at net asset value
because the purchase amount is $1 million or more, they are subject to a 1% CDSC if redeemed within 12 months of purchase. Class B shares are subject to the following CDSC schedule:

 Year of Redemption After Purchase       CDSC
----------------------------------------------
 First or Second                          5%        The CDSC is based on the lower of the net asset value at
 Third                                    4%        the time of purchase or the time of redemption.  Shares
 Fourth                                   3%        acquired through the reinvestment of distributions are
 Fifth                                    2%        exempt from the CDSC.  Redemptions are made first from
 Sixth                                    1%        shares that are not subject to a CDSC.
 Seventh or following                     0%


REDUCING OR ELIMINATING SALES CHARGES. Front-end sales charges may be reduced under the right of accumulation or under a statement of intention. Under the right of accumulation, sales charges are reduced if the current market value of your current holdings (shares at current offering price), plus your new purchases, reach $50,000 or more. Class A shares of other Eaton Vance funds owned by you can be included as part of your current holdings for this purpose. Under a statement of intention, purchases of $50,000 or more made over a 13-month period are eligible for reduced sales charges. The principal underwriter may hold 5% of the dollar amount to be purchased in escrow in the form of shares registered in your name until the statement is satisfied or the 13-month period expires. See the account application for details.

Class A shares are offered at net asset value to clients of financial intermediaries who charge a fee for their services; accounts affiliated with those financial intermediaries; tax-deferred retirement plans; investment clients of Eaton Vance; certain persons affiliated with Eaton Vance; and certain Eaton Vance and fund service providers. Ask your investment dealer for details.


The Class B CDSC is waived for redemptions pursuant to a Withdrawal Plan (see "Shareholder Account Features") and in connection with certain redemptions from tax-sheltered retirement plans. Call 1-800-225-6265 for details. The Class B CDSC is also waived following the death of all beneficial owners of shares, but only if the redemption is requested within one year after death (a death certificate and other applicable documents may be required).

If you redeem shares, you may reinvest at net asset value any portion or all of the redemption proceeds in the same class of shares of the Fund (or, for Class A shares, in Class A shares of any other Eaton Vance fund), provided that the reinvestment occurs within 60 days of the redemption, and the privilege has not been used more than once in the prior 12 months. Your account will be credited with any CDSC paid in connection with the redemption. Reinvestment requests must be in writing. If you reinvest, you will be sold shares at the next determined net asset value following receipt of your request.


DISTRIBUTION AND SERVICE FEES. The Fund has adopted a plan under Rule 12b-1 that allows the Fund to pay distribution fees for the sale and distribution of shares (so called "12b-1 fees"). Class B shares pay distribution fees of 0.75% of average daily net assets annually. Class A shares pay a distribution fee of 0.50% of average daily net assets on shares outstanding for less than twelve months and a distribution fee of 0.25% on shares outstanding for more than twelve months. Because these fees are paid from Fund assets on an ongoing basis, they will increase your cost over time and may cost you more than paying other types of sales charges. Both classes pay service fees for personal and/or account services not exceeding 0.25% of average daily net assets annually.
 Class A and Class B shares only pay service fees on shares that have been outstanding for twelve months.


REDEEMING SHARES

You can redeem shares in any of the following ways:

By Mail Send your request to the transfer agent along with any certificates and stock powers. The request must be signed exactly as your account is registered and signature guaranteed. You can obtain a signature guarantee at certain banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations. You may be asked to provide additional documents if your shares are registered in the name of a corporation, partnership or fiduciary.

By Telephone            You can redeem up to $50,000 b y calling the transfer
                        agent at 1-800-262-1122 on Monday through Friday, 9:00 a.m. to 4:00 p.m. (eastern time). Proceeds of a telephone redemption can be mailed only to the account address. Shares held by corporations, trusts or certain other entities, or subject to fiduciary arrangements, cannot be redeemed by telephone.

Through an Investment
Dealer Your investment dealer is responsible for transmitting the order promptly. A dealer may charge a fee for this service.

If you redeem shares, your redemption price will be based on the net asset value per share next computed after the redemption request is received. Your redemption proceeds will be paid in cash within seven days, reduced by the amount of any applicable CDSC and any federal income tax required to be withheld. Payments will be sent by mail unless you complete the Bank Wire Redemptions section of the account application.

If you recently purchased shares, the proceeds of a redemption will not be sent until the purchase check (including a certified or cashier's check) has cleared. If the purchase check has not cleared, redemption proceeds may be delayed up to 15 days from the purchase date. If your account value falls below $750 (other than due to market decline), you may be asked to either add to your account or redeem it within 60 days. If you take no action, your account will be redeemed and the proceeds sent to you.

While redemption proceeds are normally paid in cash, redemptions may be paid by distributing marketable securities. If you receive securities, you could incur brokerage or other charges in converting the securities to cash.

SHAREHOLDER ACCOUNT FEATURES


Once you purchase shares, the transfer agent establishes a Lifetime Investing Account(R) for you. Share certificates are issued only on request.


DISTRIBUTIONS. You may have your Fund distributions paid in one of the following ways:

*Full Reinvest Option       Dividends and capital gains are reinvested in
                            additional shares. This option will be assigned if you do not specify an option.

*Partial Reinvest Option    Dividends are paid in cash and capital gains are
                            reinvested in additional shares.

*Cash Option                Dividends and capital gains are paid in cash.

*Exchange Option            Dividends and/or capital gains are reinvested in
                            additional shares of another Eaton Vance fund chosen by you. Before selecting this option, you must obtain a prospectus of the other fund and consider its objectives and policies carefully.

INFORMATION FROM THE FUND.  From time to time, you may be mailed the following:

* Annual and Semi-Annual Reports, containing performance information and financial statements.

* Periodic account statements, showing recent activity and total share balance.

*    Form 1099 and tax information needed to prepare your income tax returns.

*    Proxy materials, in the event a shareholder vote is required.

*    Special notices about significant events affecting your Fund.


WITHDRAWAL PLAN. You may redeem shares on a regular monthly or quarterly basis by establishing a systematic withdrawal plan. Withdrawals will not be subject to applicable CDSC if they do not in the aggregate exceed 12% annually of the account balance at the time the plan is established. A minimum account size of $5,000 is required to establish a systematic withdrawal plan. Because purchases of Class A shares are subject to an initial sales charge, you should not make withdrawals from your account while you are making purchases.


TAX-SHELTERED RETIREMENT PLANS. Class A shares are available for purchase in connection with certain tax-sheltered retirement plans. Call 1-800-225-6265 for information. Distributions will be invested in additional shares for all tax-sheltered retirement plans.


EXCHANGE PRIVILEGE. You may exchange your Fund shares for shares of the same class of another Eaton Vance fund. Exchanges are generally made at net asset value. If you hold Class A shares for less than six months and exchange them for shares subject to a higher sales charge, you will be charged the difference between the two sales charges. If your shares are subject to a CDSC, the CDSC will continue to apply to your new shares at the same CDSC rate. For purposes of the CDSC, your shares will continue to age from the date of your original purchase.


Before exchanging, you should read the prospectus of the new fund carefully. If you wish to exchange shares, you may write to the transfer agent (address on back cover) or call 1-800-262-1122. Periodic automatic exchanges are also available. The exchange privilege may be changed or discontinued at any time. You will receive 60 days' notice of any material change to the privilege. This privilege may not be used for "market timing". If an account (or group of accounts) makes more than two round-trip exchanges within 12 months, it will be deemed to be market timing. The exchange privilege may be terminated for market timing accounts.

TELEPHONE TRANSACTIONS. You can redeem or exchange shares by telephone as described in this prospectus. The transfer agent and the principal underwriter have procedures in place to authenticate telephone instructions (such as verifying personal account information). As long as the transfer agent and principal underwriter follow these procedures, they will not be responsible for unauthorized telephone transactions and you bear the risk of possible loss resulting from telephone transactions. You may decline the telephone redemption option on the account application. Telephone instructions are tape recorded.

"STREET NAME" ACCOUNTS. If your shares are held in a "street name" account at an investment dealer, that dealer (and not the Fund or its transfer agent) will perform all recordkeeping, transaction processing and distribution payments. Because the Fund will have no record of your transactions, you should contact your investment dealer to purchase, redeem or exchange shares, to make changes in your account, or to obtain account information. The transfer of shares in a "street name" account to an account with another investment dealer or to an account directly with the Fund involves special procedures and you will be required to obtain historical information about your shares prior to the transfer. Before establishing a "street name" account with an investment dealer, you should determine whether that dealer allows reinvestment of distributions in "street name" accounts.

ACCOUNT QUESTIONS. If you have any questions about your account or the services available, please call Eaton Vance Shareholder Services at 1-800-225-6265, or write to the transfer agent (see back cover for address).

TAX INFORMATION


The Fund pays dividends at least once annually and intends to pay capital gains (if any) annually. Distributions of income and net short-term capital gains will be taxable as ordinary income. Distributions of any long-term capital gains are taxable as long-term gains. The Fund expects that its distributions will consist primarily of capital gains. The Fund's distributions will be taxable as described above whether they are paid in cash or reinvested in additional shares. The Fund's distributions will generally not qualify for the dividends-received deduction for corporations.

Investors who purchase shares shortly before the record date of a distribution will pay the full price for the shares and then receive some portion of the price back as a taxable distribution. Certain distributions paid in January will be taxable to shareholders as if received on December 31 of the prior year. A redemption of Fund shares, including an exchange for shares of another fund, is a taxable transaction.


Shareholders should consult with their advisers concerning the applicability of state, local and other taxes to an investment.

FINANCIAL HIGHLIGHTS

The financial highlights are intended to help you understand the Fund's financial performance for the past five years. Certain information in the table reflects the financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions and not taking into account a sales charge). This information has been audited by Deloitte & Touche LLP, independent accountants. The report of Deloitte & Touche LLP and the Fund's financial statements are incorporated herein by reference and included in the annual report, which is available on request. The Fund began offering two classes of shares on January 1, 1998. Prior to that date, the Fund offered only Class B shares and Class A existed as a separate fund.

                                                                                      YEAR ENDED DECEMBER 31,
                                                            -----------------------------------------------------------------------
                                                                    1998++             1997      1996++      1995        1994*
                                                            -----------------------------------------------------------------------
                                                            CLASS A      CLASS B     CLASS B    CLASS B    CLASS B     CLASS B
-----------------------------------------------------------------------------------------------
  NET ASSET VALUE - BEGINNING OF YEAR                       $ 6.340      $ 6.230     $ 5.910    $ 6.550    $ 9.840     $10.000
                                                            -------      -------     -------    -------    -------     -------
  Income (loss) from operations:
   Net investment loss                                      $(0.082)     $(0.110)    $(0.126)   $(0.099)   $(0.176)    $(0.065)
   Net realized and unrealized gain (loss) on investments    (0.478)      (0.460)      0.446     (0.541)    (3.114)     (0.095)
                                                            -------      -------     -------    -------    -------     -------
    Total income (loss) from operations                     $(0.560)     $(0.570)    $ 0.320    $(0.640)   $(3.290)    $(0.160)
                                                            -------      -------     -------    -------    -------     -------
  NET ASSET VALUE - END OF YEAR                             $ 5.780      $ 5.660     $ 6.230    $ 5.910    $ 6.550     $ 9.840
                                                            =======      =======     =======    =======    =======     =======
  Total return(1)                                             (8.83)%      (9.15)%      5.42%     (9.77)%   (33.43)%     (1.60)%
  Ratios/Supplemental Data:
  Net assets, end of year (000's omitted)                   $ 8,031      $43,063     $68,812    $74,661    $21,041     $38,925
  Ratios (as a percentage of average daily net assets):
   Expenses(2)(3)                                              3.18%        3.69%       3.08%      2.88%      3.31%       2.54%+
   Expenses after custodian fee reduction(2)                   3.08%        3.59%       3.05%      2.65%      2.90%         --
   Net investment loss                                        (1.38)%      (1.87)%     (1.67)%    (1.46)%    (1.74)%     (1.42)%+
  Portfolio turnover of the Portfolio                            60%          60%         48%        46%        38%          1%

+    Computed on an annualized basis.

++   Computed using average shares outstanding.

* For the period from the start of business, May 2, 1994, to December 31, 1994.

(1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Distributions, if any, are assumed to be reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.


(2) Includes the Fund's share of its corresponding Portfolio's allocated expenses.


(3)  The  expense  ratios for the year ended  December  31, 1995 and the periods thereafter, have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund, as well as the Portfolio, to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for the prior period has not been adjusted to reflect this change.

LOGO
        Investing
          for the
             21st
          Century(R)









More Information
--------------------------------------------------------------------------------

      About the Fund: More information is available in the statement of additional information. The statement of additional information is incorporated by reference into this prospectus. Additional information about the Portfolio's investments is available in the annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the past year. You may obtain free copies of the statement of additional information and the shareholder reports by contacting:


                         EATON VANCE DISTRIBUTORS, INC.
                                255 State Street
                                Boston, MA 02109
                                 1-800-225-6265
                           website: www.eatonvance.com


      You will find and may copy information about the Fund at the Securities and Exchange Commission's public reference room in Washington, DC (call 1-800-SEC-0330 for information); on the SEC's Internet site (http://www.sec.gov); or upon payment of copying fees by writing to the SEC's public reference room in Washington, DC 20549-6009.

      About Shareholder Accounts: You can obtain more information from
      Eaton Vance Share- holder Services (1-800-225-6265).  If you own shares and would like to add to, redeem or change your account, please write or call the transfer agent:
--------------------------------------------------------------------------------

                       FIRST DATA INVESTOR SERVICES GROUP
                                  P.O. BOX 5123
                           WESTBOROUGH, MA 01581-5123
                                 1-800-262-1122



SEC File No.  811-1545                                            GIP

                                    PART B
        INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

                                                        STATEMENT OF
                                                        ADDITIONAL INFORMATION
                                                        May 1, 1999


                          EATON VANCE BALANCED FUND
                       EATON VANCE GROWTH & INCOME FUND
                      EATON VANCE SPECIAL EQUITIES FUND
                          EATON VANCE UTILITIES FUND
                               255 State Street
                         Boston, Massachusetts 02109
                                (800) 225-6265


    This Statement of Additional Information ("SAI") provides general information about the Funds listed above and their corresponding Portfolios. Each Fund is a series of Eaton Vance Special Investment Trust. Capitalized terms used in this SAI and not otherwise defined have the meanings given them in the prospectus. This SAI contains additional information about:


                                                                            Page
  Strategies and Risks ....................................................    1
  Investment Restrictions .................................................    4
  Management and Organization .............................................    6
  Investment Advisory and Administrative Services .........................   10
  Other Service Providers .................................................   12
  Purchasing and Redeeming Shares .........................................   12
  Sales Charges ...........................................................   14
  Performance .............................................................   17
  Taxes ...................................................................   19
  Portfolio Security Transactions .........................................   21
  Financial Statements ....................................................   23
Appendices:
  A: Class A Fees, Performance and Ownership ..............................  a-1
  B: Class B Fees, Performance and Ownership ..............................  b-1
  C: Class C Fees, Performance and Ownership ..............................  c-1


    Although each Fund offers only its shares of beneficial interest, it is possible that a Fund (or Class) might become liable for a misstatement or omission in this SAI regarding another Fund (or Class) because the Funds use this combined SAI. The Trustees of the Trust have considered this factor in approving the use of a combined SAI.

    THIS IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY THE FUNDS' PROSPECTUS DATED MAY 1, 1999, AS SUPPLEMENTED FROM TIME TO TIME, WHICH IS INCORPORATED HEREIN BY REFERENCE. THIS SAI SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS, WHICH MAY BE OBTAINED BY CALLING 1-800-225-6265.

                             STRATEGIES AND RISKS

FOREIGN INVESTMENTS. Investing in foreign securities (including depository receipts) involves considerations and possible risks not typically associated with investing in securities issued by domestic corporations. The values of foreign investments are affected by changes in currency rates or exchange control regulations, application of foreign tax laws (including withholding tax), changes in governmental administration or economic or monetary policy (in this country or abroad), or changed circumstances in dealings between nations. Foreign currency exchange rates may fluctuate significantly over short periods of time causing a Portfolio's net asset value to fluctuate as well. Costs are incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions, custody fees and other costs of investing are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign issuers could be adversely affected by other factors not present in the United States, including expropriation, confiscatory taxation, lack of uniform accounting and auditing standards, delays in settlements of transactions, less publicly-available financial and other information, armed conflict and potential difficulities in enforcing contractual obligations. In order to hedge against possible variations in foreign exchange rates pending the settlement of foreign securities transactions, each Portfolio may buy or sell foreign currencies. Utilities Portfolio's investments in depository receipts traded on a U.S. exchange are not subject to that Portfolio's 20% limitation on foreign investing.

    Because investments in companies domiciled outside of the United States will frequently be denominated in foreign currencies, and because assets of a Portfolio may temporarily be held in bank deposits in foreign currencies during the completion of investment programs, the value of the assets of a Portfolio as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. A Portfolio may conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market.


    Each Portfolio may also invest in American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts. ADRs, EDRs and GDRs may be sponsored or unsponsored. Unsponsored receipts are established without the participation of the issuer. Unsponsored receipts differ from receipts sponsored by an issuer in that they may involve higher expenses, they may not pass-through voting and other shareholder rights, and they may be less liquid.

    Each Portfolio may enter into forward foreign currency exchange contracts. Forward contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract involves an obligation to purchase or sell a specific currency (or basket of currencies) for an agreed price at a future date, which may be any fixed number of days from the date of the contract. A Portfolio may engage in cross-hedging by using forward contracts in one currency (or basket of currencies) to hedge against fluctuations in the value of securities denominated in a different currency if the investment adviser determines that there is an established historical pattern of correlation between the two currencies (or the basket of currencies and the underlying currency). Use of a different foreign currency magnifies a Portfolio's exposure to foreign currency exchange rate fluctuations. A Portfolio may also use forward contracts to shift its exposure to foreign currency exchange rate changes from one currency to another. Although a forward contract will minimize the risk of loss due to a decline in the value of the hedged currency, it also limits any potential gain which might result should the value of such currency increase.

FUTURES CONTRACTS AND OPTIONS. The Portfolios may enter into futures contracts and options on futures contracts, traded on an exchange regulated by the Commodity Futures Trading Commission (the "CFTC"), and on foreign exchanges if the investment adviser determines that trading on each such foreign exchange does not subject the Portfolios to risks, including credit and liquidity risks, that are materially greater than the risks associated with trading on CFTC-regulated exchanges. Transactions in futures contracts and options thereon (other than purchased options) exposes a Portfolio to an obligation to another party.


    To the extent that a Portfolio enters into futures contracts, options on futures contracts and options on foreign currencies traded on an exchange regulated by the CFTC that are not for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are "in-the-money") may not exceed 5% of the liquidation value of the investments, after taking into account unrealized profits and unrealized losses on any contracts the Portfolio has entered into.


OPTIONS. Each Portfolio (except Balanced Fund) may write (sell) call options on securities, currencies and indices. A call option gives the buyer the right to buy, for example, a security at a fixed price at a specified future date. Call options written on securities, currencies and indices will be "covered", meaning the Portfolio will own the security or currency underlying the option or have segregated cash or liquid securities in an amount sufficient to cover the Portfolio's obligation to the counterparty to the option. No Portfolio intends to write a covered call option on any security if after such transaction more than 25% of its net assets (50% in the case of Utilities Portfolio), as measured by the aggregate value of the securities underlying all covered calls written by the Portfolio, would be subject to such options. The Special Equities Portfolio may write covered call options when, in the opinion of the Trustees of the Portfolio, such activity is advisable and appropriate. If a written covered call option is exercised, the Portfolio will be unable to realize further price appreciation on the underlying securities and portfolio turnover will increase, resulting in higher brokerage costs.

    A Portfolio may terminate its obligations under a call option by engaging in "closing purchase transactions." In the event no market for such a transaction exists, a Portfolio would have to exercise its options in order to realize any profit and would incur transaction costs upon the sale of underlying securities pursuant to the exercise of put options. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

    Each Portfolio (except Balanced Portfolio and Special Equities Portfolio) may also write put options on securities, currencies and indices. A put option gives the buyer the right to sell, for example, a security at a fixed price at a specified future date. A Portfolio may only write a put option on a security it owns or intends ultimately to acquire for its investment portfolio. Each Portfolio (except Balanced Portfolio) may purchase call and (except Special Equities Portfolio) put options on any securities in which it may invest or options on any securities index composed of securities in which it may invest. No Portfolio intends to purchase an option on any security if, after such transaction, more than 5% of its net assets, as measured by the aggregate of all premiums paid for all such options it holds, would be so invested.

SHORT SALES AGAINST-THE-BOX. Balanced Portfolio may sell a security short if it owns at least an equal amount of the security sold short or another security convertible or exchangeable for an equal amount of the security sold short without payment of further compensation (a short sale against-the-box). A short sale against-the-box requires that the short seller absorb certain costs so long as the position is open. In a short sale against-the-box, the short seller is exposed to the risk of being forced to deliver appreciated stock to close the position if the borrowed stock is called in, causing a taxable gain to be recognized. These transactions may also require the current recognition of taxable gain under certain tax rules applicable to constructive sales. No more than 20% of Balanced Portfolio's assets will be subject to short sales at any one time.


WHEN-ISSUED SECURITIES. Each Portfolio may purchase debt securities on a when-issued basis; that is, delivery and payment for the securities normally take place up to 90 days after the date of the transaction. The payment obligation and the interest rate that will be received on the securities are fixed at the time the Portfolio enters into the purchase commitment. Securities purchased on a when-issued basis are subject to changes in value. Therefore, to the extent that a Portfolio remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be greater fluctuations in the Portfolio's net asset value than if it solely set aside cash to pay for when-issued securities.


LENDING OF SECURITIES. The Portfolios may each seek to increase their income by lending portfolio securities to broker-dealers or other institutional borrowers. If the investment adviser determines to make securities loans, it is intended that the value of the securities loaned would not exceed 30% of the Portfolio's total assets. Securities lending involves risks of delay in recovery or even loss of rights on the securities loaned if the borrower fails financially. The Portfolios have no present intention of engaging in securities lending.

ASSET COVERAGE REQUIREMENTS. Transactions involving when-issued securities, forward contracts, futures contracts and options (other than options that a Portfolio has purchased) expose a Portfolio to an obligation to another party. A Portfolio will not enter into any such transactions unless it owns either
(1) an offsetting ("covered") position in securities or other options, forward contracts or futures contracts, or (2) cash or liquid securities (such as readily marketable common stock and money market instruments) with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. The Portfolios will comply with Securities and Exchange Commission ("SEC") guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities in a segregated account with its custodian in the prescribed amount. The securities in the segregated account will be marked to market daily.

    Assets used as cover or held in a segregated account maintained by the Portfolio's custodian cannot be sold while the position requiring coverage or segregation is outstanding unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Portfolio's assets to segregated accounts or to cover could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.


RISKS ASSOCIATED WITH DERIVATIVE INSTRUMENTS. Transactions in derivative instruments involve a risk of loss or depreciation due to: unanticipated adverse changes in securities prices, interest rates, the other financial instruments' prices or currency exchange rates; the inability to close out a position; default by the counterparty; imperfect correlation between a position and the desired hedge; tax constraints on closing out positions; and portfolio management constraints on securities subject to such transactions. The loss on derivative instruments (other than purchased options) may substantially exceed a Portfolio's initial investment in these instruments. In addition, a Portfolio may lose the entire premium paid for purchased options that expire before they can be profitably exercised. Transaction costs are incurred in opening and closing positions in derivative instruments.

    Derivative instruments may sometimes increase or leverage a Portfolio's exposure to a particular market risk. Leverage enhances a Portfolio's exposure to the price volatility of derivative instruments it holds. A Portfolio's success in using derivative instruments to hedge portfolio assets depends on the degree of price correlation between the derivative instruments and the hedged asset. Imperfect correlation may be caused by several factors, including temporary price disparities among the trading markets for the derivative instrument, the assets underlying the derivative instrument and the Portfolio's assets. During periods of market volatility, a commodity exchange may suspend or limit trading in an exchange-traded derivative instrument, which may make the contract temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent a Portfolio from closing out positions and limiting its losses. The use of derivatives are highly specialized activities that involve skills different from conducting ordinary portfolio securities transactions. Under regulations of the CFTC, the use of futures transactions for nonhedging purposes is limited. There can be no assurance that the investment adviser's use of derivative instruments will be advantageous to a Portfolio. A Portfolio will engage in transactions in futures contracts and related options only to the extent such transactions are consistent with the requirements of the Code for maintaining the qualification of the corresponding Fund as a regulated investment company for federal income tax purposes.


    The Utilities Portfolio expects to purchase and write only exchange-traded options until such time as the investment adviser determines that the over-the-counter ("OTC") options market is sufficiently developed and, if required, the Utilities Fund has amended its prospectus so that appropriate disclosure is furnished to prospective and existing shareholders. OTC derivative instruments in which the Utilities Portfolio may invest involve an enhanced risk that the issuer or counterparty will fail to perform its contractual obligations. Some derivative instruments are not readily marketable or may become illiquid under adverse market conditions. The staff of the SEC takes the position that purchased OTC options, and assets used as cover for written OTC options, may be subject to the Portfolio's 15% limit on illiquid investments. Utilities Portfolio's ability to terminate OTC derivative instruments may depend on the cooperation of the counterparties to such contracts. For thinly traded derivative instruments, the only source of price quotations may be the selling dealer or counterparty.

FIXED INCOME SECURITIES. Fixed income securities include preferred stocks, bonds, debentures, notes and other types of debt securities (such as collateralized mortgage obligations, mortgage-backed securities and other types of asset-backed and collateralized obligations). In seeking to achieve its investment objective, or to consolidate growth previously attained, Growth & Income Portfolio may from time to time purchase bonds, U.S. Government obligations and other securities. Bonds will constitute 5% or less of net assets and will be of investment grade quality which are those rated Baa or higher by Moody's or BBB or higher by either S&P or Fitch at the time of investment.

    Debt securities of below investment grade quality (commonly called "junk bonds") bear special risks. The lowest investment grade, lower rated and comparable unrated debt securities will have speculative characteristics in varying degrees. While such securities may have some quality and protective characteristics, these characteristics can be expected to be offset or outweighed by uncertainties or major risk exposures to adverse conditions. Lower rated and comparable unrated securities are subject to the risk of an issuer's inability to meet principal and interest payments on the securities (credit risk) and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower rated and comparable unrated securities are also more likely to react to real or perceived developments affecting markets and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates. Lack of liquidity may make such securities difficult to value. During periods of deteriorating economic conditions and contraction in the credit markets, the ability of issuers of such securities to service their debt, meet projected goals or obtain additional financing may be impaired. A Portfolio may retain defaulted securities when such is considered desirable by the investment adviser. In the case of a defaulted security, a Portfolio may incur additional expenses seeking recovery of its investment. In the event the rating of a security held by a Portfolio is downgraded, the invesment adviser will consider disposing of such security, but is not obligated to do so.


REPURCHASE AGREEMENTS. A Portfolio may enter into repurchase agreements with respect to U.S. Government securities. In the event of the bankruptcy of the other party to a repurchase agreement, a Portfolio might experience delays in recovering its cash. To the extent that, in the meantime, the value of the securities the Portfolio purchased may have decreased, the Portfolio could experience a loss. Each Portfolio will treat repurchase agreements maturing in more than seven days as illiquid.

TEMPORARY INVESTMENTS. Under unusual market conditions, each Portfolio may invest temporarily in cash or cash equivalents. Cash equivalents are highly liquid, short-term securities such as commercial paper, certificates of deposit, short-term notes and short-term U.S. Government obligations.


PORTFOLIO TURNOVER. While it is not the policy of the Portfolios to purchase securities with a view to short-term profits, the Portfolios will dispose of securities without regard to the time they have been held if such action seems advisable. The Balanced Portfolio and the Special Equities Portfolio anticipate that under normal market conditions, each Portfolio's annual turnover rate will generally not exceed 100% (excluding turnover of securities having a maturity of one year or less), although Special Equities Portfolio's annual portfolio turnover rate has exceeded 100% in the past. The Portfolio turnover rate of the Utilities Portfolio may exceed 100%, but under normal conditions is not likely to exceed 250%. The annual turnover rate of Growth & Income Portfolio may exceed 100%.

                           INVESTMENT RESTRICTIONS


    The following investment restrictions of each Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of a Fund's outstanding voting securities, which as used in this SAI means the lesser of (a) 67% of the shares of a Fund present or represented by proxy at a meeting if the holders of more than 50% of the outstanding shares are present or represented at the meeting or (b) more than 50% of the outstanding shares of a Fund. Accordingly, each Fund may not:

        (1) With respect to 75% of its total assets, invest more than 5% of its total assets taken at market value in the securities of any one issuer or in more than 10% of the outstanding voting securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies;

        (2) Borrow money or issue senior securities, except as permitted by the Investment Company Act of 1940;

        (3) Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities);

        (4) Invest in real estate (although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate);

        (5) Invest in physical commodities or commodity contracts for the purchase and sale of physical commodities; or

        (6) Make loans to any person except by (a) the acquisition of debt securities and making portfolio investments, (b) entering into repurchase agreements or (c) lending portfolio securities.

    In addition, Balanced Fund may not:

        (7) Invest more than 25% of the value of its total assets at the time of acquisition in any one industry with public utility companies (being electric utility companies, natural gas producing companies, transmission companies, telephone companies, and water works companies) being considered separate industries.


    In addition, Growth & Income Fund and Special Equities Fund may not:

        (8) Underwrite securities of other issuers; or

        (9) Concentrate 25% of more of its assets in any one industry (provided that there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities).

    In addition, Utilities Fund may not:

        (10) Underwrite or participate in the marketing of securities of others, except insofar as it may technically be deemed to be an underwriter in selling a portfolio security under circumstances which may require the registration of the same under the Securities Act of 1933; or

        (11) Make an investment in any one industry if such investment would cause investments in such industry to exceed 25% of the Fund's total assets (taken at market value) except that the Fund will concentrate at least 25% of its investments in utility stocks (i.e., principally electric, gas and telephone companies).

    Notwithstanding the investment policies and restrictions of each Fund, a Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund. In addition, Balanced Fund and Balanced Portfolio may not underwrite securities of other issuers. For purposes of Restriction (9) above, not more than 25% of the total assets of the Growth & Income and Special Equities Funds will be concentrated in any one industry.

    Each Portfolio has adopted substantially the same fundamental investment restrictions as the foregoing investment restrictions adopted by each Fund; such restrictions cannot be changed without the approval of a "majority of the outstanding voting securities" of a Portfolio.

    The Funds and the Portfolios have each adopted the following investment policies which may be changed by the Trustees with respect to a Fund without approval by that Fund's shareholders or with respect to the Portfolio without approval of a Fund or its other investors. Each Fund and each Portfolio will not:

        (a) invest more than 15% of net assets in investments which are not readily marketable, including restricted securities and repurchase agreements maturing in more than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees of the Trust or the Portfolio, or its delegate, determines to be liquid. Any such determination by a delegate will be made pursuant to procedures adopted by the Board. If the Fund or Portfolio invests in Rule 144A securities, the level of portfolio illiquidity may be increased to the extent that eligible buyers become uninterested in purchasing such securities; or

        (b) make short sales of securities or maintain a short position, unless at all times when a short position is open the Fund or the Portfolio either owns an equal amount of such securities or owns securities convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short. In the case of each of Utilities Fund and Portfolio, no more than 25% of its net assets (taken at current value) may be held as collateral for such sales at any one time.

    In addition, Balanced Fund and Balanced Portfolio may not:

        (c) invest in put or call options or straddles or spreads.

    In addition, Special Equities Fund and Special Equities Portfolio may not:

        (d) invest in put or call options, except that the Fund or the Portfolio is authorized to engage in the writing and sale of call option contracts and the purchase of call options as described in the Fund's prospectus and statement of additional information and may invest in warrants where the grantor thereof is the issuer of the underlying securities.

    In addition, Growth & Income Fund and Growth & Income Portfolio may not:

        (e) invest more than 20% of its net assets in the securities of foreign issuers (with U.S. dollar denominated American Depositary Receipts and Global Depositary Receipts traded on a U.S. exchange not deemed foreign securities).

    Whenever an investment policy or investment restriction set forth in the prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset, or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of the Fund's or the Portfolio's acquisition of such security or asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances, or any subsequent rating change below investment grade made by a rating service, will not compel the Fund or the Portfolio, as the case may be, to dispose of such security or other asset. Where applicable and notwithstanding the foregoing, under normal market conditions the Fund and the Portfolio must take actions necessary to comply with the policy of investing in securities corresponding to its name as set forth in the prospectus. Moreover, each Fund and Portfolio must always be in compliance with the limitation on investing in illiquid securities and the borrowing policies set forth above.


                         MANAGEMENT AND ORGANIZATION


       FUND MANAGEMENT. The Trustees of the Trust are responsible for the overall management and supervision of the Trust's affairs. The Trustees and officers of the Trust and the Portfolios are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Unless otherwise noted, the business address of each Trustee and officer is 255 State Street, Boston, Massachusetts 02109. Those Trustees who are "interested persons" of the Trust or a Portfolio as defined in the 1940 Act are indicated by an asterisk(*).

JESSICA M. BIBLIOWICZ (39), Trustee
Chief Executive Officer of National Financial Partners (a financial services company) (since April 1999). President and Chief Operating Officer of John
  A. Levin & Co. (a registered investment advisor) (July 1997 to April 1999) and a Director of Baker, Fentress & Company which owns John A. Levin & Co. (July 1997 to April 1999). Executive Vice President of Smith Barney Mutual Funds (from July 1994 to June 1997). Elected Trustee October 30, 1998. Trustee of various investment companies managed by Eaton Vance or BMR since October 30, 1998.
Address: 1301 Avenue of the Americas, New York, NY 10019

DONALD R. DWIGHT (68), Trustee
President of Dwight Partners, Inc. (a corporate relations and communications company). Trustee/Director of the Royce Funds (mutual funds). Trustee of various investment companies managed by Eaton Vance or BMR.
Address: Clover Mill Lane, Lyme, New Hampshire 03768


JAMES B. HAWKES (57), President and Trustee*
Chairman, President and Chief Executive Officer of BMR, Eaton Vance and their corporate parent and trustee (EVC and EV); Director of EVC and EV. Trustee and officer of various investment companies managed by Eaton Vance or BMR.

SAMUEL L. HAYES, III (64), Trustee
Jacob H. Schiff Professor of Investment Banking Emeritus, Harvard University
  Graduate School of Business Administration. Trustee of the Kobrick-Cendant Investment Trust (mutual funds). Trustee of various investment companies managed by Eaton Vance or BMR.
Address: 345 Nahatan Road, Westwood, Massachusetts 02090

NORTON H. REAMER (63), Trustee
Chairman of the Board and Chief Executive Officer, United Asset Management
  Corporation (a holding company owning institutional investment management firms); Chairman, President and Director, UAM Funds (mutual funds). Trustee of various investment companies managed by Eaton Vance or BMR.
Address: One International Place, Boston, Massachusetts 02110

LYNN A. STOUT (41), Trustee
Professor of Law, Georgetown University Law Center. Elected Trustee October
  30, 1998. Trustee of various investment companies managed by Eaton Vance or BMR since October 30, 1998.
Address: 600 New Jersey Avenue, NW, Washington, DC 20001


JOHN L. THORNDIKE (72), Trustee
Formerly Director of Fiduciary Company Incorporated. Trustee of various investment companies managed by Eaton Vance or BMR. Mr. Thorndike will be retiring from the Board of Trustees in July 1999.
Address: 175 Federal Street, Boston, Massachusetts 02110


JACK L. TREYNOR (69), Trustee
Investment Adviser and Consultant. Trustee of various investment companies managed by Eaton Vance or BMR.
Address: 504 Via Almar, Palos Verdes Estates, California 90274

THOMAS E. FAUST, JR. (40), Vice President of Balanced Portfolio
Vice President of BMR and Eaton Vance. Officer of various investment companies managed by Eaton Vance or BMR.


DUNCAN W. RICHARDSON (41), Vice President of the Growth & Income Portfolio Vice President of BMR and Eaton Vance. Officer of various investment companies managed by Eaton Vance or BMR.

JUDITH P. SARYAN (44), Vice President of Utilities Portfolio
Vice President of BMR and Eaton Vance since March 31, 1999. Portfolio Manager and Equity Analyst for State Street Global Advisors (1980-1999).

EDWARD E. SMILEY, JR. (54), Vice President of the Trust and Special Equities
  Portfolio
Vice President of BMR and Eaton Vance since November 1, 1996. Senior Product
  Manager, Equity Management for TradeStreet Investment Associates, Inc., a wholly-owned subsidiary of NationsBank (1992-1996). Officer of various investment companies managed by Eaton Vance or BMR.


MICHAEL B. TERRY (56), Vice President of the Trust and Balanced Portfolio
Vice President of BMR and Eaton Vance. Officer of various investment companies managed by Eaton Vance or BMR.

JAMES L. O'CONNOR (54), Treasurer
Vice President of BMR and Eaton Vance. Officer of various investment companies managed by Eaton Vance or BMR.

ALAN R. DYNNER (58), Secretary
Vice President and Chief Legal Officer of BMR, Eaton Vance and EVC since
  November 1, 1996. Previously, he was a Partner of the law firm of Kirkpatrick & Lockhart LLP, New York and Washington, D.C., and was Executive Vice President of Neuberger & Berman Management, Inc., a mutual fund management company. Officer of various investment companies managed by Eaton Vance or BMR.

JANET E. SANDERS (63), Assistant Treasurer and Assistant Secretary
Vice President of BMR and Eaton Vance. Officer of various investment companies managed by Eaton Vance or BMR.

A. JOHN MURPHY (36), Assistant Secretary
Vice President of BMR and Eaton Vance. Officer of various investment companies managed by Eaton Vance or BMR.

ERIC G. WOODBURY (41), Assistant Secretary
Vice President of BMR and Eaton Vance. Officer of various investment companies managed by Eaton Vance or BMR.


    The Nominating Committee of the Board of Trustees of the Trust and the Portfolios is comprised of the Trustees (except Mr. Thorndike) who are not "interested persons" as that term is defined under the 1940 Act ("noninterested Trustees"). The purpose of the Committee is to recommend to the Board nominees for the position of noninterested Trustee and to assure that at least a majority of the Board of Trustees is independent of Eaton Vance and its affiliates.

    Messrs. Hayes (Chairman), Dwight and Reamer and Ms. Stout are members of the Special Committee of the Board of Trustees of the Trust and of the Portfolios. The purpose of the Special Committee is to consider, evaluate and make recommendations to the full Board of Trustees concerning (i) all contractual arrangements with service providers to the Funds and the Portfolios, including investment advisory (Portfolio only), administrative, transfer agency, custodial and fund accounting and distribution services, and
(ii) all other matters in which Eaton Vance or its affiliates has any actual or potential conflict of interest with the Funds, the Portfolios or its investors therein.

    Messrs. Treynor (Chairman) and Dwight and Ms. Bibliowicz are members of the Audit Committee of the Board of Trustees of the Trust and of the Portfolios. The Audit Committee's functions include making recommendations to the Trustees regarding the selection of the independent accountants, and reviewing matters relative to trading and brokerage policies and practices, accounting and auditing practices and procedures, accounting records, internal accounting controls, and the functions performed by the custodian, transfer agent and dividend disbursing agent of the Trust and of the Portfolios.


    Trustees of the Portfolios that are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Trustees Deferred Compensation Plan (the "Trustees" Plan"). Under the Trustees' Plan, an eligible Trustee may elect to have his deferred fees invested by a Portfolio in the shares of one or more funds in the Eaton Vance Family of Funds, and the amount paid to the Trustees under the Trustees' Plan will be determined based upon the performance of such investments. Deferral of Trustees' fees in accordance with the Trustees' Plan will have a negligible effect on the Portfolios' assets, liabilities, and net income per share, and will not obligate a Portfolio to retain the services of any Trustee or obligate a Portfolio to pay any particular level of compensation to the Trustees. Neither the Portfolios nor the Trust has a retirement plan for its Trustees.

    The fees and expenses of the noninterested Trustees of the Trust and of the Portfolios are paid by the Funds (and the other series of the Trust) and the Portfolios, respectively. (The Trustees of the Trust and the Portfolios who are members of the Eaton Vance organization receive no compensation from the Trust or the Portfolios). During the fiscal year ended December 31, 1998, the noninterested Trustees of the Trust and the Portfolios earned the following compensation in their capacities as Trustees from the Trust and the Portfolios and for the year ended December 31, 1998, earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex(1):


                                   JESSICA M.      DONALD R.     SAMUEL L.     NORTON H.      LYNN A.      JOHN L.       JACK L.
SOURCE OF COMPENSATION            BIBLIOWICZ(9)    DWIGHT(3)   HAYES, III(4)     REAMER      STOUT(9)    THORNDIKE(5)    TREYNOR
----------------------            -------------    ---------   -------------     ------      --------    ------------    -------
Trust(2)                             $   548       $  2,666       $  2,639      $  2,526     $    386      $  2,568     $  3,216
Balanced Portfolio                       822          3,713          3,922         3,697          887         3,779        4,104
Growth & Income Portfolio                347          2,036          2,259         2,113          386         2,165        2,302
Special Equities Portfolio               237          1,276          1,509         1,387          270         1,431        1,477
Utilities Portfolio                      931          4,170          4,374         4,130        1,002         4,219        4,597
Trust and Fund Complex                33,334        160,000(6)     170,000(7)    160,000       32,842       160,000(8)   170,000

----------
(1) As of May 1, 1999, the Eaton Vance fund complex consists of 154 registered investment companies or series thereof.
(2) The Trust consisted of 8 Funds as of December 31, 1998.
(3) Mr. Dwight received deferred compensation from each Portfolio as follows:
    Balanced -- $1,925; Growth & Income -- $1,059; Special Equities -- $661; Utilities -- $2,162.
(4) Mr. Hayes received deferred compensation from each Portfolio as follows:
    Balanced -- $1,300; Growth & Income -- $763; Special Equities -- $511; Utilities -- $1,448.
(5) Mr. Thorndike received deferred compensation from each Portfolio as follows: Balanced -- $3,747; Growth & Income -- $2,149; Special Equities -- $1,741; Utilities -- $4,184.
(6) Includes $60,000 of deferred compensation.
(7) Includes $41,563 of deferred compensation.
(8) Includes $119,091 of deferred compensation.
(9) Ms. Bibliowicz and Ms. Stout were elected as Trustees on October 30, 1998.

ORGANIZATION. Each Fund is a series of the Trust, which is organized under Massachusetts law as a business trust, and is operated as an open-end management investment company. On May 1, 1998, Eaton Vance Investors Fund changed its name to Eaton Vance Balanced Fund, Eaton Vance Stock Fund changed its name to Eaton Vance Growth & Income Fund and Eaton Vance Total Return Fund changed its name to Eaton Vance Utilities Fund. The Funds were reorganized as Class A shares (formerly EV Traditional Investors Fund, EV Traditional Special Equities Fund, EV Traditional Stock Fund and EV Traditional Total Return
Fund), Class B shares (formerly EV Marathon Investors Fund, EV Marathon Special Equities Fund, EV Marathon Stock Fund and EV Marathon Total Return
Fund) and Class C shares (formerly EV Classic Investors Fund, EV Classic Special Equities Fund, EV Classic Stock Fund and EV Classic Total Return Fund) of Eaton Vance Special Investment Trust on January 1, 1998, so information herein prior to such date is for the Funds when they were separate series of the Trust (or a separate corporation) and before they became multiple-class funds.


    The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as the Funds). The Trustees of the Trust have divided the shares of each Fund into multiple classes. Each class represents an interest in a Fund, but is subject to different expenses, rights and privileges. The Trustees have the authority under the Declaration of Trust to create additional classes of shares with differing rights and privileges. When issued and outstanding, shares are fully paid and nonassessable by the Trust. Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares of a Fund will be voted together except that only shareholders of a particular class may vote on matters affecting only that class. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of a Fund, shareholders of each class are entitled to share pro rata in the net assets attributable to that class available for distribution to shareholders.

    The Trustees of the Trust have considered the advantages and disadvantages of investing the assets of each Fund in its corresponding Portfolio, as well as the advantages and disadvantages of the two-tier format. The Trustees believe that the structure offers opportunities for growth in the assets of the Portfolios, may afford the potential for economies of scale for each Fund and may over time result in lower expenses for a Fund.

    As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by shareholders. In such an event the Trustees then in office will call a shareholders' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust's By-laws, the Trustees shall continue to hold office and may appoint successor Trustees.

    The Trust's By-laws provide that no person shall serve as a Trustee if shareholders holding two-thirds of the outstanding shares have removed him from that office either by a written declaration filed with the Trust's custodian or by votes cast at a meeting called for that purpose. The By-laws further provide that under certain circumstances the shareholders may call a meeting to remove a Trustee and that the Trust is required to provide assistance in communication with shareholders about such a meeting.

    The Trust's Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust, the financial interests of which are affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series or to make such other changes (such as reclassifying series of classes of shares or restructuring the Trust) as do not have a materially adverse effect on the financial interests of shareholders or if they deem it necessary to conform it to applicable federal or state laws or regulations. The Trust or any series or class thereof may be terminated by: (1) the affirmative vote of the holders of not less than two-thirds of the shares outstanding and entitled to vote at any meeting of shareholders of the Trust or the appropriate series or class thereof, or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the shares of the Trust or a series or class thereof, provided, however, that, if such termination is recommended by the Trustees, the vote of a majority of the outstanding voting securities of the Trust or a series or class thereof entitled to vote thereon shall be sufficient authorization; or (2) by means of an instrument in writing signed by a majority of the Trustees, to be followed by a written notice to shareholders stating that a majority of the Trustees has determined that the continuation of the Trust or a series or a class thereof is not in the best interest of the Trust, such series or class or of their respective shareholders.

    The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law; but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

    Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. The Trust's Declaration of Trust contains an express disclaimer of liability on the part of the Fund shareholders and the Trust's By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. The Declaration of Trust also contains provisions limiting the liability of a series or class to that series or class. Moreover, the Trust's By-laws also provide for indemnification out of the property of the Fund of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. The assets of the Fund are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of the Fund's business and the nature of its assets, management believes that the possibility of the Fund's liability exceeding its assets, and therefore the shareholder's risk of personal liability, is remote.

    Each Portfolio is organized as a trust under the laws of the state of New York and intends to be treated as a partnership for federal tax purposes. In accordance with the Declaration of Trust of each Portfolio, there will normally be no meetings of the investors for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Portfolio holding office have been elected by investors. In such an event the Trustees of the Portfolio then in office will call an investors' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the investors in accordance with the Portfolio's Declaration of Trust, the Trustees shall continue to hold office and may appoint successor Trustees.

    The Declaration of Trust of each Portfolio provides that no person shall serve as a Trustee if investors holding two-thirds of the outstanding interest have removed him from that office either by a written declaration filed with the Portfolio's custodian or by votes cast at a meeting called for that purpose. The Declaration of Trust further provides that under certain circumstances the investors may call a meeting to remove a Trustee and that the Portfolio is required to provide assistance in communicating with investors about such a meeting.

    Each Portfolio's Declaration of Trust provides that a Fund and other entities permitted to invest in the Portfolio (e.g., other U.S. and foreign investment companies, and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and the Portfolio itself is unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund investing in the Portfolio.

    Whenever a Fund as an investor in a Portfolio is requested to vote on matters pertaining to the Portfolio (other than the termination of the Portfolio's business, which may be determined by the Trustees of the Portfolio without investor approval), the Fund will hold a meeting of Fund shareholders and will vote its interest in the Portfolio for or against such matters proportionately to the instructions to vote for or against such matters received from Fund shareholders. A Fund shall vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. Other investors in a Portfolio may alone or collectively acquire sufficient voting interests in the Portfolio to control matters relating to the operation of the Portfolio, which may require the Fund to withdraw its investment in the Portfolio or take other appropriate action. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, a Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of a Fund. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

    A Fund may withdraw (completely redeem) all its assets from its corresponding Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interest of that Fund to do so. In the event a Fund withdraws all of its assets from its corresponding Portfolio, or the Board of Trustees of the Trust determines that the investment objective of such Portfolio is no longer consistent with the investment objective of the Fund, the Trustees would consider what action might be taken, including investing the assets of such Fund in another pooled investment entity or retaining an investment adviser to manage the Fund's assets in accordance with its investment objective. A Fund's investment performance may be affected by a withdrawal of all its assets (or the assets of another investor in the Portfolio) from its corresponding Portfolio.

               INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES

       INVESTMENT ADVISORY SERVICES. BMR manages the investments and affairs of each Portfolio subject to the supervision of the Portfolio's Board of Trustees. BMR furnishes to the Portfolios investment research, advice and supervision, furnishes an investment program and determines what securities will be purchased, held or sold by the Portfolio and what portion, if any, of the Portfolio's assets will be held uninvested. Each Investment Advisory Agreement requires BMR to pay the salaries and fees of all officers and Trustees of the Portfolio who are members of the BMR organization and all personnel of BMR performing services relating to research and investment activities.


    BMR has agreed to waive a portion of its management fee under the Investment Advisory Agreement as follows:

                                         ANNUALIZED FEE RATE     CONTRACTUAL
AVERAGE DAILY NET ASSETS FOR THE MONTH       WITH WAIVER     ANNUALIZED FEE RATE
--------------------------------------------------------------------------------
Up to $500 million                             0.6500%             0.7500%
$500 million but less than $1 billion          0.6250%             0.6875%
$1 billion but less than $1.5 billion          0.6000%             0.6250%
$1.5 billion but less than $2 billion          0.5500%             0.5625%
$2 billion but less than $3 billion            0.5000%             0.5000%
$3 billion and over                            0.4375%             0.4375%

    As at December 31, 1998, the Utilities Portfolio had net assets of $459,616,085. For the fiscal years ended December 31, 1998, 1997 and 1996, the Utilities Portfolio paid BMR advisory fees of $2,793,965, $2,839,559 and $3,690,566, respectively (equivalent to 0.65%, 0.66% and 0.75%, respectively, of the Utilities Portfolio's average daily net assets for such period).


    For a description of the compensation that the Balanced, Growth & Income and Special Equities Portfolios pay BMR under each Investment Advisory Agreement, see the prospectus.


    As of December 31, 1998, the Balanced Portfolio had net assets of $355,353,058. For the fiscal years ended December 31, 1998, 1997 and 1996, the Balanced Portfolio paid BMR advisory fees of $2,132,133, $1,964,597 and $1,794,096, respectively (equivalent to 0.61%, 0.61% and 0.625%, respectively, of the Balanced Portfolio's average daily net assets for each such period).

    As of December 31, 1998, the Special Equities Portfolio had net assets of $78,750,325. For the fiscal years ended December 31, 1998, 1997 and 1996, the Special Equities Portfolio paid BMR advisory fees of $477,657, $488,529 and $477,560, respectively (equivalent to 0.625% of the Special Equities Portfolio's average daily net assets for each such year).

    As of December 31, 1998, the Growth & Income Portfolio had net assets of $171,116,760. For the fiscal years ended December 31, 1998, 1997 and 1996, the Growth & Income Portfolio paid BMR advisory fees of $969,883, $856,583 and $706,803, respectively (equivalent to 0.625% of the Growth & Income Portfolio's average daily net assets for each such period).


    Each Investment Advisory Agreement with BMR continues in effect from year to year for so long as such continuance is approved at least annually (i) by the vote of a majority of the noninterested Trustees of a Portfolio cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of a Portfolio or by vote of a majority of the outstanding voting securities of a Portfolio. Each Agreement may be terminated at any time without penalty on sixty (60) days' written notice by the Board of Trustees of either party, or by vote of the majority of the outstanding voting securities of a Portfolio, and each Agreement will terminate automatically in the event of its assignment. Each Agreement provides that BMR may render services to others. Each Agreement also provides that BMR shall not be liable for any loss incurred in connection with the performance of its duties, or action taken or omitted under that Agreement, in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties thereunder, or for any losses sustained in the acquisition, holding or disposition of any security or other investment.

ADMINISTRATIVE SERVICES. As indicated in the prospectus, Eaton Vance serves as administrator of each Fund, but currently receives no compensation for providing administrative services to the Fund. Under its Administrative Services Agreement with the Trust, Eaton Vance has been engaged to administer the Funds' affairs, subject to the supervision of the Trustees of the Trust, and shall furnish for the use of the Funds' office space and all necessary office facilities, equipment and personnel for administering the affairs of the Funds.


INFORMATION ABOUT BMR AND EATON VANCE. BMR and Eaton Vance are business trusts organized under Massachusetts law. Eaton Vance, Inc. ("EV") serves as trustee of BMR and Eaton Vance. BMR, Eaton Vance and EV are wholly-owned subsidiaries of Eaton Vance Corporation ("EVC"), a Maryland corporation and publicly-held holding company, EVC through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Directors of EVC are James B. Hawkes, Benjamin A. Rowland, Jr., John G.L. Cabot, John M. Nelson, Vincent M. O'Reilly and Ralph Z. Sorenson. All of the issued and outstanding shares of Eaton Vance are owned by EVC. All of the issued and outstanding shares of BMR are owned by Eaton Vance. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust, the Voting Trustees of which are Messrs. Hawkes and Rowland, Alan R. Dynner, Thomas E. Faust, Jr., Thomas J. Fetter, Duncan W. Richardson, William M. Steul and Wharton P. Whitaker (all of whom are officers of Eaton Vance). The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of BMR and Eaton Vance who are also officers or officers and Directors of EVC and EV. As indicated under "Management Organization," all of the officers of the Trust (as well as Mr. Hawkes who is also a Trustee), hold positions in the Eaton Vance organization.


EXPENSES. Each Fund and Portfolio is responsible for all expenses not expressly stated to be payable by another party (such as the investment adviser under the Investment Advisory Agreement, Eaton Vance under the Administrative Services Agreement or the principal underwriter under the Distribution Agreement). In the case of expenses incurred by the Trust, each Fund is responsible for its pro rata share of those expenses. The only expenses of a Fund allocated to a particular class are those incurred under the Distribution or Service Plan applicable to that class and those resulting from the fee paid to the principal underwriter for repurchase transactions.

                           OTHER SERVICE PROVIDERS


       PRINCIPAL UNDERWRITER. Eaton Vance Distributors, Inc. ("EVD"), 255 State Street, Boston, MA 02109, is the Funds' principal underwriter. The principal underwriter acts as principal in selling shares under a Distribution Agreement with the Trust. The expenses of printing copies of prospectuses used to offer shares and other selling literature and of advertising are borne by the principal underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of a Fund and its shares under federal and state securities laws are borne by that Fund. The Distribution Agreement as it applies to Class A shares is renewable annually by the Board of Trustees of the Trust (including a majority of the noninterested Trustees) may be terminated on six months' notice by either party and is automatically terminated upon assignment. The Distribution Agreement as it applies to Class B and Class C shares is renewable annually by the Trust's Board of Trustees (including a majority of the noninterested Trustees who have no direct or indirect financial interest in the operation of the Distribution Plan or the Distribution Agreement), may be terminated on sixty days' notice either by such Trustees or by vote of a majority of the outstanding shares of the relevant class or on six months' notice by the principal underwriter and is automatically terminated upon assignment. The principal underwriter distributes shares on a "best efforts" basis under which it is required to take and pay for only such shares as may be sold. The principal underwriter allows investment dealers discounts from the applicable public offering price which are alike for all investment dealers. See "Sales Charges." EVD is a wholly-owned subsidiary of EVC. Mr. Hawkes is a Vice President and Director and Messrs. Dynner and O'Connor are Vice Presidents of EVD.

CUSTODIAN. Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, Boston, MA 02116, serves as custodian to the Funds and Portfolios. IBT has the custody of all cash and securities representing a Fund's interest in a Portfolio, has custody of each Portfolio's assets, maintains the general ledger of each Portfolio and each Fund, and computes the daily net asset value of interests in each Portfolio and the net asset value of shares of each Fund. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with the Portfolios' investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Trust and the Portfolios. IBT also provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the SEC. EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including IBT. It is Eaton Vance's opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between the Fund or the Portfolio and such banks.

INDEPENDENT ACCOUNTANTS. PricewaterhouseCoopers LLP, One Post Office Square, Boston, Massachusetts 02109, are the independent accountants of the Funds and the Portfolios, providing audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the SEC.


TRANSFER AGENT. First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123, serves as transfer and dividend disbursing agent for the Funds.


                       PURCHASING AND REDEEMING SHARES
CALCULATION OF NET ASSET VALUE. The net asset value of each Portfolio is computed by IBT (as agent and custodian for the Portfolio) by subtracting the liabilities of the Portfolio from the value of its total assets. The Funds and the Portfolios will be closed for business and will not price their respective shares or interests on the following business holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

    Securities listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System generally are valued at closing sale prices, or if there were no sales, at the mean between the closing bid and asked prices therefor on the exchange where such securities are principally traded or on such National Market System. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest available bid and asked prices on the principal market where the security was traded. An option is valued at the last sale price as quoted on the principal exchange or board of trade on which such option or contract is traded or, in the absence of a sale, at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Securities for which market quotations are unavailable, including any security the disposition of which is restricted under the Securities Act of 1933, and other assets will be appraised at their fair value as determined in good faith by or at the direction of the Trustees of a Portfolio.

    Generally, trading in the foreign securities owned by a Portfolio is substantially completed each day at various times prior to the close of the Exchange. The values of these securities used in determining the net asset value of a Portfolio's share are computed as of such times. Occasionally, events affecting the value of foreign securities may occur between such times and the close of the Exchange which will not be reflected in the computation of a Portfolio's net asset value (unless a Portfolio deems that such events would materially affect its net asset value, in which case an adjustment would be made and reflected in such computation). Foreign securities and currency held by a Portfolio will be valued in U.S. dollars; such values will be computed by the custodian based on foreign currency exchange rate quotations.

    Each investor in a Portfolio, including a Fund, may add to or reduce its investment in the Portfolio on each day the New York Stock Exchange (the "Exchange") is open for trading ("Portfolio Business Day") as of the close of regular trading on the Exchange (the "Portfolio Valuation Time"). The value of each investor's interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, determined on the prior Portfolio Business Day, which represented that investor's share of the aggregate interests in the Portfolio on such prior day. Any additions or withdrawals for the current Portfolio Business Day will then be recorded. Each investor's percentage of the aggregate interest in the Portfolio will then be recomputed as a percentage equal to a fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio on the current Portfolio Business Day and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investment in the Portfolio on the current Portfolio Business Day by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio for the current Portfolio Business Day.

ADDITIONAL INFORMATION ABOUT PURCHASES. Fund shares are continuously offered through investment dealers which have entered agreements with the principal underwriter. The public offering price is the net asset value next computed after receipt of the order, plus, in the case of Class A shares, a variable percentage (sales charge) depending upon the amount of purchase as indicated by the sales charge table set forth in the prospectus. The sales charge is divided between the principal underwriter and the investment dealer. The sales charge table is applicable to purchases of a Fund alone or in combination with purchases of certain other funds offered by the principal underwriter, made at a single time by (i) an individual, or an individual, his spouse and their children under the age of twenty-one, purchasing shares for his or their own account, and (ii) a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account. The table is also presently applicable to (1) purchases of Class A shares pursuant to a written Statement of Intention; or (2) purchases of Class A shares pursuant to the Right of Accumulation and declared as such at the time of purchase. See "Sales Charges."


    In connection with employee benefit or other continuous group purchase plans, the Funds may accept initial investments of less than $1,000 on the part of an individual participant. In the event a shareholder who is a participant of such a plan terminates participation in the plan, his or her shares will be transferred to a regular individual account. However, such account will be subject to the right of redemption by the Funds as described below.

SUSPENSION OF SALES. The Trust may, in its absolute discretion, suspend, discontinue or limit the offering of one or more of its classes of shares at any time. In determining whether any such action should be taken, the Trust's management intends to consider all relevant factors, including (without limitation) the size of a Fund or class, the investment climate and market conditions, the volume of sales and redemptions of shares, and in the case of Class B and Class C shares, the amount of uncovered distribution charges of the principal underwriter. The Class B and Class C Distribution Plans may continue in effect and payments may be made under the Plans following any such suspension, discontinuance or limitation of the offering of shares; however, there is no contractual obligation to continue any Plan for any particular period of time. Suspension of the offering of shares would not, of course, affect a shareholder's ability to redeem shares.


ACQUIRING FUND SHARES IN EXCHANGE FOR SECURITIES. IBT, as escrow agent, will receive securities acceptable to Eaton Vance, as administrator, in exchange for Fund shares. The minimum value of securities (or securities and cash) accepted for deposit is $5,000. Securities accepted will be sold on the day of their receipt or as soon thereafter as possible. The number of Fund shares to be issued in exchange for securities will be the aggregate proceeds from the sale of such securities, divided by the applicable public offering price of Class A shares or net asset value of Class B and Class C shares on the day such proceeds are received. Eaton Vance will use reasonable efforts to obtain the then current market price for such securities but does not guarantee the best available price. Eaton Vance will absorb any transaction costs, such as commissions, on the sale of the securities. Securities determined to be acceptable should be transferred via book entry or physically delivered, in proper form for transfer, through investment dealers, together with a completed and signed Letter of Transmittal in approved form (available from investment dealers). Investors who are contemplating an exchange of securities for shares, or their representatives, must contact Eaton Vance to determine whether the securities are acceptable before forwarding such securities. Eaton Vance reserves the right to reject any securities. Exchanging securities for shares may create a taxable gain or loss. Each investor should consult his or her tax adviser with respect to the particular federal, state and local tax consequences of exchanging securities.


ADDITIONAL INFORMATION ABOUT REDEMPTIONS. The right to redeem shares of a Fund can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the SEC, or during any emergency as determined by the SEC which makes it impracticable for a Portfolio to dispose of its securities or value its assets, or during any other period permitted by order of the SEC for the protection of investors.

    While normally payments will be made in cash for redeemed shares, the Trust, subject to compliance with applicable regulations, has reserved the right to pay the redemption price of shares of a Fund, either totally or partially, by a distribution in kind of readily marketable securities withdrawn from its corresponding Portfolio. The securities so distributed would be valued pursuant to the Portfolio's valuation procedures. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

    Due to the high cost of maintaining small accounts, the Trust reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days' written notice to make an additional purchase. However, no such redemption would be required by the Trust if the cause of the low account balance was a reduction in the net asset value of shares. No CDSC will be imposed with respect to such involuntary redemptions.

SYSTEMATIC WITHDRAWAL PLAN. The transfer agent will send to the shareholder regular monthly or quarterly payments of any permitted amount designated by the shareholder based upon the value of the shares held. The checks will be drawn from share redemptions and hence, may require the recognition of taxable gain or loss. Income dividends and capital gains distributions in connection with withdrawal plan accounts will be credited at net asset value as of the record date for each distribution. Continued withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices. A shareholder may not have a withdrawal plan in effect at the same time he or she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares. The shareholder, the transfer agent or the principal underwriter will be able to terminate the withdrawal plan at any time without penalty.

                                SALES CHARGES

DEALER COMMISSIONS. The principal underwriter may, from time to time, at its own expense, provide additional incentives to investment dealers which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the principal underwriter. In some instances, such additional incentives may be offered only to certain investment dealers whose representatives sell or are expected to sell significant amounts of shares. In addition, the principal underwriter may from time to time increase or decrease the sales commissions payable to investment dealers. The principal underwriter may allow, upon notice to all investment dealers with whom it has agreements, discounts up to the full sales charge during the periods specified in the notice. During periods when the discount includes the full sales charge, such investment dealers may be deemed to be underwriters as that term is defined in the Securities Act of 1933.


SALES CHARGE WAIVERS. Class A shares may be sold at net asset value to current and retired Directors and Trustees of Eaton Vance funds, including the Portfolios; to clients and current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers of Eaton Vance sponsored funds; to registered representatives and employees of investment dealers and bank employees who refer customers to registered representatives of investment dealers; to officers and employees of IBT and the transfer agent; persons associated with law firms providing services to Eaton Vance and the Eaton Vance funds; and to such persons' spouses, parents, siblings and children and their beneficial accounts. Class A shares may also be issued at net asset value (1) in connection with the merger of an investment company or series thereof with a Fund, (2) to investors making an investment as part of a fixed fee program whereby an entity unaffiliated with the investment adviser provides multiple investment services, such as management, brokerage and custody, and (3) to investment advisors, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; clients of such investment advisors, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment advisor, financial planner or other intermediary on the books and records of the broker or agent; and retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Internal Revenue Code of 1986, as amended (the "Code") and "rabbi trusts". Subject to the applicable provisions of the 1940 Act, the Trust may issue Class A shares at net asset value in the event that an investment company (whether a regulated or private investment company or a personal holding company) is merged or consolidated with or acquired by the Class. Normally no sales charges will be paid in connection with an exchange of Class A shares for the assets of such investment company. Class A shares may be sold at net asset value to any investment advisory, agency, custodial or trust account managed or administered by Eaton Vance or by any parent, subsidiary or other affiliate of Eaton Vance. Class A shares are offered at net asset value to the foregoing persons and in the foregoing situations because either (i) there is no sales effort involved in the sale of shares or
(ii) the investor is paying a fee (other than the sales charge) to the investment dealer involved in the sale.


    The CDSC applicable to Class B shares will be waived in connection with minimum required distributions from tax-sheltered retirement plans by applying the rate required to be withdrawn under the applicable rules and regulations of the Internal Revenue Service to the balance of Class B shares in your account.

STATEMENT OF INTENTION. If it is anticipated that $50,000 or more of Class A shares and shares of other funds exchangeable for Class A shares of another Eaton Vance fund will be purchased within a 13-month period, a Statement of Intention should be signed so that shares may be obtained at the same reduced sales charge as though the total quantity were invested in one lump sum. Shares held under Right of Accumulation (see below) as of the date of the Statement will be included toward the completion of the Statement. The Statement authorizes the transfer agent to hold in escrow sufficient shares (5% of the dollar amount specified in the Statement) which can be redeemed to make up any difference in sales charge on the amount intended to be invested and the amount actually invested. Execution of a Statement does not obligate the shareholder to purchase or the Fund to sell the full amount indicated in the Statement, and should the amount actually purchased during the 13-month period be more or less than that indicated on the Statement, price adjustments will be made. Any investor considering signing a Statement of Intention should read it carefully.

RIGHT OF ACCUMULATION. The applicable sales charge level for the purchase of Class A shares is calculated by taking the dollar amount of the current purchase and adding it to the value (calculated at the maximum current offering price) of the Class A shares the shareholder owns in his or her account(s) in the Fund, and shares of other funds exchangeable for Class A shares. The sales charge on the shares being purchased will then be at the rate applicable to the aggregate. Shares purchased (i) by an individual, his or her spouse and their children under the age of twenty-one, and (ii) by a trustee, guardian or other fiduciary of a single trust estate or a single fiduciary account, will be combined for the purpose of determining whether a purchase will qualify for the Right of Accumulation and if qualifying, the applicable sales charge level. For any such discount to be made available, at the time of purchase a purchaser or his or her investment dealer must provide the principal underwriter (in the case of a purchase made through an investment dealer) or the transfer agent (in the case of an investment made by mail) with sufficient information to permit verification that the purchase order qualifies for the accumulation privilege. Confirmation of the order is subject to such verification. The Right of Accumulation privilege may be amended or terminated at any time as to purchases occurring thereafter.

TAX-SHELTERED RETIREMENT PLANS. Class A and Class C shares are available for purchase in connection with certain tax-sheltered retirement plans. Detailed information concerning these plans, including certain exceptions to minimum investment requirements, and copies of the plans are available from the principal underwriter. This information should be read carefully and consultation with an attorney or tax adviser may be advisable. The information sets forth the service fee charged for retirement plans and describes the federal income tax consequences of establishing a plan. Participant accounting services (including trust fund reconciliation services) will be offered only through third party recordkeepers and not by the principal underwriter. Under all plans, dividends and distributions will be automatically reinvested in additional shares.

DISTRIBUTION AND SERVICE PLANS. The Trust has adopted a Service Plan (the "Class A Plan") for each Fund's Class A shares that is designed to meet the service fee requirements of the sales charge rule of the National Association of Securities Dealers, Inc. (the "NASD"). (Management believes service fee payments are not distribution expenses governed by Rule 12b-1 under the 1940 Act, but has chosen to have the Plan approved as if that Rule were applicable.) The Class A Plan provides that each Class A may make service fee payments for personal services and/or the maintenance of shareholder accounts to the principal underwriter, investment dealers and other persons in amounts not exceeding .25% of its average daily net assets for any fiscal year. For the service fees paid by Class A shares, see Appendix A.

    The Trust has also adopted compensation-type Distribution Plans (the "Class B and Class C Plans") pursuant to Rule 12b-1 under the 1940 Act for each Fund's Class B and Class C shares. The Class B and Class C Plans are designed to permit an investor to purchase shares through an investment dealer without incurring an initial sales charge and at the same time permit the principal underwriter to compensate investment dealers in connection therewith. The Class B and Class C Plans provide that each Fund will pay sales commissions and distribution fees to the principal underwriter only after and as a result of the sale of shares. On each sale of shares (excluding reinvestment of distributions), each Fund will pay the principal underwriter amounts representing (i) sales commissions equal to 5% for Class B shares and 6.25% for Class C shares of the amount received by the Fund for each share sold and (ii) distribution fees calculated by applying the rate of 1% over the prime rate then reported in The Wall Street Journal to the outstanding balance of uncovered distribution charges (as described below) of the principal underwriter. To pay these amounts, each Class pays the principal underwriter a fee, accrued daily and paid monthly, at an annual rate not exceeding .75% of its average daily net assets to finance the distribution of its shares. Such fees compensate the principal underwriter for sales commissions paid by it to investment dealers on the sale of shares and for interest expenses. For sales of Class B shares, the principal underwriter uses its own funds to pay sales commissions (except on exchange transactions and reinvestments) to investment dealers at the time of sale equal to 4% of the purchase price of the Class B shares sold by such dealers. For Class C shares, the principal underwriter currently expects to pay to an investment dealer (a) sales commissions (except on exchange transactions and reinvestments) at the time of sale equal to .75% of the purchase price of the shares sold by such dealer, and (b) monthly sales commissions approximately equivalent to 1/12 of .75% of the value of shares sold by such dealer and remaining outstanding for at least one year. During the first year after a purchase of Class C shares, the principal underwriter will retain the sales commission as reimbursement for the sales commissions paid to investment dealers at the time of sale. CDSCs paid to the principal underwriter will be used to reduce amounts owed to it. The Class B and Class C Plans provide that the Fund will make no payments to the principal underwriter in respect of any day on which there are no outstanding uncovered distribution charges of the principal underwriter. CDSCs and accrued amounts will be paid by the Trust to the principal underwriter whenever there exist uncovered distribution charges. Because payments to the principal underwriter under the Class B and Class C Plans are limited, uncovered distribution charges (sales commissions paid by the principal underwriter plus interest, less the above fees and CDSCs received by it) may exist indefinitely. For the sales commissions and CDSCs paid on (and uncovered distribution charges of) Class B and Class C shares, see Appendix B and Appendix C, respectively.

    In calculating daily the amount of uncovered distribution charges, distribution charges will include the aggregate amount of sales commissions and distribution fees theretofore paid plus the aggregate amount of sales commissions and distribution fees which the principal underwriter is entitled to be paid under the Plan since its inception. Payments theretofore paid or payable under the Class B and Class C Plans by the Trust to the principal underwriter and CDSCs theretofore paid or payable to the principal underwriter will be subtracted from such distribution charges; if the result of such subtraction is positive, a distribution fee (computed at 1% over the prime rate then reported in The Wall Street Journal) will be computed on such amount and added thereto, with the resulting sum constituting the amount of outstanding uncovered distribution charges with respect to such day. The amount of outstanding uncovered distribution charges of the principal underwriter calculated on any day does not constitute a liability recorded on the financial statements of the Fund.

    The amount of uncovered distribution charges of the principal underwriter at any particular time depends upon various changing factors, including the level and timing of sales of shares, the nature of such sales (i.e., whether they result from exchange transactions, reinvestments or from cash sales through investment dealers), the level and timing of redemptions of shares upon which a CDSC will be imposed, the level and timing of redemptions of shares upon which no CDSC will be imposed (including redemptions of shares pursuant to the exchange privilege which result in a reduction of uncovered distribution charges), changes in the level of the net assets of the Class, and changes in the interest rate used in the calculation of the distribution fee under the Class B and Class C Plans.

    The Class B and Class C Plans also authorize each Class to make payments of service fees to the principal underwriter, investment dealers and other persons in amounts not exceeding .25% of its average daily net assets for personal services, and/or the maintenance of shareholder accounts. This fee is paid quarterly in arrears based on the value of Class B shares sold by such persons and remaining outstanding for at least twelve months. For Class C, investment dealers currently receive (a) a service fee (except on exchange transactions and reinvestments) at the time of sale equal to .25% of the purchase price of the Class C shares sold by such dealer, and (b) monthly service fees approximately equivalent to 1/12 of .25% of the value of Class C shares sold by such dealer and remaining outstanding for at least one year. During the first year after a purchase of Class C shares, the principal underwriter will retain the service fee as reimbursement for the service fee payment made to investment dealers at the time of sale. For the service fees paid by Class B and Class C shares, see Appendix B and Appendix C, respectively.

    Currently, payments of sales commissions and distribution fees and of service fees may equal 1% of a Class's average daily net assets per annum. The Trust believes that the combined rate of all these payments may be higher than the rate of payments made under distribution plans adopted by other investment companies pursuant to Rule 12b-1. Although the principal underwriter will use its own funds (which may be borrowed from banks) to pay sales commissions at the time of sale, it is anticipated that the Eaton Vance organization will profit by reason of the operation of the Class B and Class C Plans through an increase in the Fund's assets (thereby increasing the advisory fee payable to BMR by the Portfolio) resulting from sale of shares and through the amounts paid to the principal underwriter, including CDSCs, pursuant to the Plans. The Eaton Vance organization may be considered to have realized a profit under the Class B and Class C Plans if at any point in time the aggregate amounts theretofore received by the principal underwriter pursuant to the Class B or Class C Plan and from CDSCs have exceeded the total expenses theretofore incurred by such organization in distributing shares. Total expenses for this purpose will include an allocable portion of the overhead costs of such organization and its branch offices, which costs will include without limitation leasing expense, depreciation of building and equipment, utilities, communication and postage expense, compensation and benefits of personnel, travel and promotional expense, stationery and supplies, literature and sales aids, interest expense, data processing fees, consulting and temporary help costs, insurance, taxes other than income taxes, legal and auditing expense and other miscellaneous overhead items. Overhead is calculated and allocated for such purpose by the Eaton Vance organization in a manner deemed equitable to the Trust.

    The Class A, Class B and Class C Plans continue in effect from year to year so long as such continuance is approved at least annually by the vote of both a majority of (i) the noninterested Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the "Plan Trustees") and (ii) all of the Trustees then in office. Each Plan may be terminated at any time by vote of a majority of the Plan Trustees or by a vote of a majority of the outstanding voting securities of the applicable Class. Each Plan requires quarterly Trustee review of a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plans may not be amended to increase materially the payments described therein without approval of the shareholders of the affected Class and the Trustees. So long as a Plan is in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion of such Trustees. The Class A, Class B and Class C Plans were initially approved by the Trustees, including the Plan Trustees, on June 23, 1997.

    The Trustees of the Trust believe that each Plan will be a significant factor in the expected growth of each Fund's assets, and will result in increased investment flexibility and advantages which have benefitted and will continue to benefit the Fund and its shareholders. Payments for sales commissions and distribution fees made to the principal underwriter under the Class B and Class C Plans will compensate the principal underwriter for its services and expenses in distributing those classes of shares. Service fee payments made to the principal underwriter and investment dealers provide incentives to provide continuing personal services to investors and the maintenance of shareholder accounts. By providing incentives to the principal underwriter and investment dealers, each Plan is expected to result in the maintenance of, and possible future growth in, the assets of the Fund. Based on the foregoing and other relevant factors, the Trustees of the Trust have determined that in their judgment there is a reasonable likelihood that each Plan will benefit the Fund and its shareholders.

                                 PERFORMANCE


    Average annual total return is determined separately for each Class of a Fund by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/ depreciation, and distributions paid and reinvested) for the stated period and annualizing the result. The calculation assumes (i) that all distributions are reinvested at net asset value on the reinvestment dates during the period,
(ii) the deduction of the maximum sales charge from the initial $1,000 purchase order for Class A shares, (iii) a complete redemption of the investment and, (iv) the deduction of the CDSC at the end of the period. A Fund may also publish total return figures for each class based on reduced sales charges or a net asset value. These returns would be lower if the full sales charge was imposed. For information concerning the total return of the Classes of a Fund, see Appendix A, Appendix B and Appendix C.

    Each Fund may provide information to investors concerning the volatility or beta of the Fund. Beta is a measure of risk which shows a Fund's volatility relative to the Standard & Poor's 500 Composite Index, an unmanaged index of common stocks (and a commonly used measure of U.S. stock market performance). A fund with a beta of 1 would perform exactly like the market index; a beta of 2 would mean its performance was twice as volatile as the index, positive or negative. Each Fund may also provide information concerning its portfolio turnover rate and dividend paying record (or the record of issuers in which a Fund may invest) in information provided to investors. Each Fund may also provide information on the utilities industry in general and the demand for utility services.

    Information used in advertisements and in materials furnished to present or prospective shareholders may include statistics, data and performance studies prepared by independent organizations, or included in various publications reflecting the investment performance or return achieved by various classes and types of investments (e.g., common stocks, small company stocks, long-term corporate bonds, long-term government bonds, intermediate-term government bonds, U.S. Treasury bills) over various periods of time. This information may also include a discussion of the nature of stocks, bonds, or other investments. This information may be used to illustrate the benefits of long-term investments in common stocks and fixed-income securities. This diversification is commonly referred to as "asset allocation." Information about the portfolio allocation, portfolio turnover rate and holdings of the Portfolio may be included in advertisements and other material furnished to present and prospective shareholders.

    Information used in advertisements and in materials provided to present and prospective shareholders may include descriptions of Eaton Vance and other Fund and Portfolio service providers, their investment styles, other investment products, personnel and Fund distribution channels.


    Information used in advertisements and materials furnished to present and prospective investors may include statements or illustrations relating to the appropriateness of certain types of securities and/or mutual funds to meet specific financial goals. Such information may address:

    -- cost associated with aging parents;
    -- funding a college education (including its actual and estimated cost); -- health care expenses (including actual and projected expenses);
    -- long-term disabilities (including the availability of, and coverage provided by, disability insurance); and
    -- retirement (including the availability of social security benefits, the tax treatment of such benefits and statistics and other information relating to maintaining a particular standard of living and outliving existing assets).

    Such information may also address different methods for saving money and the results of such methods, as well as the benefits of investing in equity securities. Such information may describe: the potential for growth; the performance of equities as compared to other investment vehicles; and the value of investing as early as possible and regularly, as well as staying invested. The benefits of investing in equity securities by means of a mutual fund may also be included (such benefits may include diversification, professional management and the variety of equity mutual fund products).

    Information in advertisements and materials furnished to present and prospective investors may include profiles of different types of investors (i.e., investors with different goals and assets) and different investment strategies for meeting specific financial goals. Such information may provide hypothetical illustrations which include: results of various investment strategies; performance of an investment in a Fund over various time periods; and results of diversifying assets among several investments with varying performance. Information in advertisements and materials furnished to present and prospective investors may also include quotations (including editorial comments) and statistics concerning investing in securities, as well as investing in particular types of securities and the performance of such securities.

    The Trust (or principal underwriter) may provide information about Eaton Vance, its affiliates and other investment advisers to the funds in the Eaton Vance Family of Funds in sales material or advertisements provided to investors or prospective investors. Such material or advertisements may also provide information on the use of investment professionals by such investors.

                                    TAXES


    Each series of the Trust is treated as a separate entity for federal income tax purposes. Each Fund has elected to be treated, has qualified, and intends to continue to qualify each year as a regulated investment company ("RIC") under the Code. Accordingly, each Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute all of its net income and net short-term and long-term capital gains in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to avoid paying any federal income or excise tax. Each Fund so qualified for its taxable year ended December 31, 1998. Because each Fund invests its assets in a Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements in order for each Fund to also satisfy these requirements. The Portfolio will allocate at least annually among its investors, including a Fund, the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. The Portfolio will make allocations to a Fund in accordance with the Code and applicable regulations and will make moneys available for withdrawal at appropriate times and in sufficient amounts to enable the Fund to satisfy the tax distribution requirements that apply to the Fund and that must be satisfied in order to avoid federal income and/or excise tax on the Fund. For purposes of applying the requirements of the Code regarding qualification as a RIC, each Fund (i) will be deemed to own its proportionate share of each of the assets of the corresponding Portfolio and (ii) will be entitled to the gross income of that Portfolio attributable to such share.

    In order to avoid incurring a federal excise tax obligation, the Code requires that each Fund distribute (or be deemed to have distributed) by December 31 of each calendar year at least 98% of its ordinary income (not including tax-exempt income) for such year, at least 98% of its capital gain net income, which is the excess of its realized capital gains over its realized capital losses, generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by (i) any available capital loss carryforwards, and (ii) 100% of any income from the prior year (as previously computed) that was not paid out during such year and on which the Fund paid no federal income tax. Under current law, provided that a Fund qualifies as a RIC and a Portfolio is treated as a partnership for Massachusetts and federal tax purposes, neither the Fund nor the Portfolio should be liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.


    Each Fund's distributions of net investment income and the excess of net short-term capital gain over net long-term capital loss and certain foreign exchange gains earned by its corresponding Portfolio and allocated to the Fund are taxable to shareholders of the Fund as ordinary income whether received in cash or reinvested in additional shares. Each Fund's distributions of the excess of net long-term capital gain over net short-term capital loss (including any capital loss carried forward from prior years) earned by its corresponding Portfolio and allocated to the Fund are taxable to shareholders of the Fund as long-term capital gains, whether received in cash or reinvested in additional shares, and regardless of the length of time their shares have been held.


    Distributions by a Fund reduce the net asset value of the Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would be taxable to the shareholder even though, from an investment standpoint, it may constitute a return of a portion of the purchase price. Therefore, investors should consider the tax implications of buying shares immediately before a distribution.

    A portion of distributions made by a Fund which are derived from dividends received by its corresponding Portfolio from domestic corporations and allocated to the Fund may qualify for the dividends-received deduction for corporations. The dividends-received deduction for corporate shareholders is reduced to the extent the shares of a Fund with respect to which the dividends are received are treated as debt-financed under federal income tax law and is eliminated if the shares are deemed to have been held for less than a minimum period, generally 46 days, which must be satisfied separately for each dividend during a specified period. Receipt of certain distributions qualifying for the deduction may result in reduction of the tax basis of the corporate shareholder's shares and require current income recognition to the extent in excess of such basis. Distributions eligible for the dividends-received deduction may give rise to or increase an alternative minimum tax for corporations.

    Any loss realized upon the redemption or exchange of shares of a Fund with a tax holding period of 6 months or less will be treated as a long-term capital loss to the extent of any distribution of net long-term capital gains with respect to such shares. In addition, all or a portion of a loss realized on a redemption or other disposition of Fund shares may be disallowed under "wash sale" rules if other shares of the same Fund are acquired (whether through reinvestment of dividends or otherwise) within a period beginning 30 days before and ending 30 days after the date of such redemption or other disposition. Any disallowed loss will result in an adjustment to the shareholder's tax basis in some or all of the other shares acquired.

    Sales charges paid upon a purchase of shares of a Fund cannot be taken into account for purposes of determining gain or loss on a redemption or exchange of the shares before 91st day after their purchase to the extent a sales charge is reduced or eliminated in a subsequent acquisition of shares of the Fund or of another fund pursuant to the Fund's reinvestment or exchange privilege. Any disregarded amounts will result in an adjustment to the shareholder's tax basis in some or all of any other shares acquired.

    Investments in lower-rated or unrated securities may present special tax issues for a Portfolio and hence for its corresponding Fund to the extent actual or anticipated defaults may be more likely with respect to such securities. Tax rules are not entirely clear about issues such as when a Portfolio may cease to accrue interest, original issue discount, or market discount; when and to what extent deductions may be taken for bad debts or worthless securities; how payments received on obligations in default should be allocated between principal and income; and whether exchanges of debt obligations in a workout context are taxable.

    Certain foreign exchange gains and losses realized by a Portfolio and allocated to the corresponding Fund in connection with the Portfolio's investments in foreign securities, foreign currency, and foreign currency-related options, futures or forward contracts may be treated as ordinary income and losses under special tax rules. Additionally, a Portfolio's transactions in options, futures contracts and forward contracts will be subject to other special tax rules that may affect the amount, timing and character of Fund distributions to shareholders. For example, certain positions held by a Portfolio on the last business day of each taxable year will be "marked to market" (i.e., treated as if closed out on such day), and any resulting gain or loss will generally be treated as 60% long-term and 40% short-term capital gain or loss or, in the case of certain currency-related positions as described above, recharacterized as ordinary income or loss. Certain positions held by a Portfolio that substantially diminish the Portfolio's risk of loss with respect to other positions in its portfolio may constitute "straddles," which are subject to tax rules that may cause deferral of Portfolio losses, adjustments in the holding period of Portfolio securities, and conversion of short-term capital losses into long-term capital losses. A Portfolio may make certain elections to mitigate adverse consequences of these tax rules and may have to limit its activities in options, futures contracts and forward contracts in order to enable each Fund to maintain its RIC status for federal income tax purposes.

    A Portfolio may be subject to foreign withholding or other foreign taxes with respect to income (possibly including, in some cases, capital gains) on certain foreign securities. As it is not expected that more than 50% of the value of a Fund's total assets, taking into account its allocable share of the Portfolio's total assets at the close of any taxable year of the Fund, will consist of securities issued by foreign corporations, each Fund will not be eligible to pass through to shareholders their proportionate share of foreign taxes paid by the Portfolio and allocated to the Fund, with the result that shareholders will not include in income, and will not be entitled to take any foreign tax credits or deductions for, foreign taxes paid by the Portfolio and allocated to the Fund. However, a Fund may deduct such taxes in calculating its distributable income earned by the Portfolio and allocated to the Fund. These taxes may be reduced or eliminated under the terms of an applicable U.S. income tax treaty in some cases. Certain uses of foreign currency and related options, futures or forward contracts and investment by a Portfolio in the stock of certain "passive foreign investment companies" may be limited or a tax election may be made, if available, in order to preserve a Fund's qualification as a RIC and/or avoid imposition of a tax on the Fund.

    A Portfolio's investment in securities acquired at a market discount may, or in zero coupon and certain other securities with original issue discount generally will, cause it to realize income prior to the receipt of cash payments with respect to these securities. Such income will be allocated daily to interests in the Portfolio and, in order to enable the corresponding Fund to distribute its proportionate share of this income and avoid a tax payable by the Fund, the Portfolio may be required to liquidate portfolio securities that it might otherwise have continued to hold in order to generate cash that the Fund may withdraw from the Portfolio for subsequent distribution to Fund shareholders.


    Amounts paid by a Fund to individuals and certain other shareholders who have not provided a Fund with their correct taxpayer identification number ("TIN") and certain certifications required by the Internal Revenue Service (the "IRS"), as well as shareholders with respect to whom a Fund has received certain information from the IRS or a broker, may be subject to "backup" withholding of federal income tax arising from a Fund's taxable dividends and other distributions as well as the proceeds of redemption transactions (including repurchases and exchanges), at a rate of 31%. An individual's TIN is generally his or her social security number.


    Non-resident alien individuals, foreign corporations and certain other foreign entities generally will be subject to a U.S. withholding tax at a rate of 30% on a Fund's distributions from its ordinary income and the excess of its net short-term capital gain over its net long-term capital loss, unless the tax is reduced or eliminated by an applicable tax convention. Distributions from the excess of a Fund's net long-term capital gain over its net short-term capital loss received by such shareholders and any gain from the sale or other disposition of shares of a Fund generally will not be subject to U.S. federal income taxation, provided that non-resident alien status has been certified by the shareholder. Different U.S. tax consequences may arise if: (i) the shareholder is engaged in a trade or business in the United States; (ii) the shareholder is present in the United States for a sufficient period of time during a taxable year to be treated as a U.S. resident; or (iii) the shareholder fails to provide, or renew after expiration, any required certifications regarding its status as a non-resident alien investor. Foreign shareholders should consult their tax advisers regarding the U.S. and foreign tax consequences of an investment in a Fund.


    The foregoing discussion does not address the special tax rules applicable to certain classes of investors, such as IRAs and other retirement plans, tax-exempt entities, insurance companies and financial institutions. Shareholders should consult their own tax advisers with respect to special tax rules that may apply in their particular situations, as well as the state, local, and, where applicable, foreign tax consequences of investing in a Fund.

                       PORTFOLIO SECURITY TRANSACTIONS

    Decisions concerning the execution of portfolio security transactions of the Portfolios, including the selection of the market and the broker-dealer firm, are made by BMR. BMR places the portfolio security transactions of a Portfolio and of all other accounts managed by it for execution with many broker-dealer firms. BMR uses its best efforts to obtain execution of portfolio security transactions at prices which are advantageous to the relevant Portfolio and (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, BMR will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation, the full range and quality of the broker-dealers services, the value of the brokerage and research services provided, the responsiveness of the broker-dealer to BMR, the size and type of the transaction, the general execution and operational capabilities of the broker-dealer, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the reputation, reliability, experience and financial condition of the broker-dealer, the value and quality of services rendered by the broker-dealer in this and other transactions, and the reasonableness of the commission or spread, if any. Transactions on United States stock exchanges and other agency transactions involve the payment by a Portfolio of negotiated brokerage commissions. Such commissions vary among different broker-dealer firms, and a particular broker-dealer may charge different commissions according to such factors as the difficulty and size of the transaction and the volume of business done with such broker-dealer. Transactions in foreign securities often involve the payment of brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid or received by a Portfolio usually includes an undisclosed dealer markup or markdown. In an underwritten offering the price paid by a Portfolio includes a disclosed fixed commission or discount retained by the underwriter or dealer. Although commissions paid on portfolio security transactions will, in the judgment of BMR, be reasonable in relation to the value of the services provided, commissions exceeding those which another firm might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the Portfolios and BMR's other clients in part for providing brokerage and research services to BMR.


    For the fiscal years ended December 31, 1998, 1997 and 1996, Balanced Portfolio paid brokerage commisions of $225,542, $150,611 and $214,373, respectively, with respect to portfolio transactions. Of these amounts, approximately $157,179, $122,849 and $184,250, respectively, were paid in respect of portfolio security transactions aggregating approximately $129,051,550, $101,577,000 and $127,306,565, respectively, to firms which provide some Research Services to the investment adviser's organization (although many of such firms may have been selected in any particular transaction primarily because of their execution capabilities).

    For the fiscal years ended December 31, 1998, 1997 and 1996, Growth & Income Portfolio paid brokerage commissions of $355,926, $311,584 and $360,161, respectively, with respect to portfolio transactions. Of these amounts, approximately $240,996, $262,030 and $287,791, respectively, were paid in respect of portfolio security transactions aggregating $189,828,471, $194,723,039 and $186,550,857, respectively, to firms which provide some Research Services to the investment adviser's organization (although many of such firms may have been selected in any particular transaction primarily because of their execution capabilities).

    For the fiscal years ended December 31, 1998, 1997 and 1996, Special Equities Portfolio paid brokerage commissions of $129,036, $200,452 and $158,360, respectively, with respect to portfolio transactions. Of these amounts, approximately $115,881, $181,345 and $136,198, respectively, were paid in respect of portfolio security transactions aggregating approximately $56,931,864, $83,316,207 and $70,221,501, respectively, to firms which provide some Research Services to the investment adviser's organization (although many of such firms may have been selected in any particular transaction primarily because of their execution capabilities).

    For the fiscal years ended December 31, 1998, 1997 and 1996, Utilities Portfolio paid brokerage commissions of $707,649, $1,341,755 and $1,611,869, respectively, with respect to portfolio transactions. Of these amounts, approximately $572,321, $1,122,289 and $939,409, respectively, were paid in respect of portfolio security transactions aggregating approximately $398,037,287, $765,570,460 and $509,690,960, respectively, to firms which provide some Research Services to the investment adviser's organization (although many of such firms may have been selected in any particular transaction primarily because of their execution capabilities).

    As authorized in Section 28(e) of the Securities Exchange Act of 1934, a broker or dealer who executes a portfolio transaction on behalf of the Portfolio may receive a commission which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if BMR determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided. This determination may be made on the basis of either that particular transaction or on the basis of the overall responsibilities which BMR and its affiliates have for accounts over which they exercise investment discretion. In making any such determination, BMR will not attempt to place a specific dollar value on the brokerage and research services provided or to determine what portion of the commission should be related to such services. Brokerage and research services may include advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement); and the "Research Services" referred to in the next paragraph.


    It is a common practice in the investment advisory industry for the advisers of investment companies, institutions and other investors to receive research, analytical, statistical and quotation services, data, information and other services, products and materials which assist such advisers in the performance of their investment responsibilities ("Research Services") from broker-dealer firms which execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, BMR receives Research Services from many broker-dealer firms with which BMR places the Portfolio transactions and from third parties with which these broker-dealers have arrangements. These Research Services include such matters as general economic, political, business and market information, industry and company reviews, evaluations of securities and portfolio strategies and transactions, recommendations as to the purchase and sale of securities and other portfolio transactions, proxy voting data and analysis services, technical analysis of various aspects of the securities markets, financial, industry and trade publications, news and information services, pricing and quotation equipment and services, and research oriented computer hardware, software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by BMR in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to BMR in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client's account or of a few clients' accounts, or may be useful for the management of merely a segment of certain clients' accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The advisory fee paid by each Portfolio is not reduced because BMR receives such Research Services. BMR evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and attempts to allocate sufficient portfolio security transactions to such firms to ensure the continued receipt of Research Services which BMR believes are useful or of value to it in rendering investment advisory services to its clients.

    The Portfolio and BMR may also receive Research Services from underwriters and dealers in fixed price offerings, which Research Services are reviewed and evaluated by BMR in connection with its investment responsibilities. The investment companies sponsored by BMR or Eaton Vance may allocate brokerage commissions to acquire information relating to performance, fees and expenses of such companies and other mutual funds, which information is used by the Trustees of such companies to fulfill their responsibility to oversee the quality of the services provided by various entities, including BMR. Such companies may also pay cash for such information.

    Subject to the requirement that BMR shall use its best efforts to seek to execute portfolio security transactions at advantageous prices and at reasonably competitive commission rates. BMR is authorized to consider as a factor in the selection of any broker-dealer firm with whom portfolio orders may be placed the fact that such firm has sold or is selling shares of the Funds or of other investment companies sponsored by BMR or Eaton Vance. This policy is not inconsistent with a rule of the National Association of Securities Dealers, Inc. ("NASD"), which rule provides that no firm which is a member of the NASD shall favor or disfavor the distribution of shares of any particular investment company or group of investment companies on the basis of brokerage commissions received or expected by such firm from any source.

    Securities considered as investments for the Portfolio may also be appropriate for other investment accounts managed by BMR or its affiliates. Whenever decisions are made to buy or sell securities by the Portfolio and one or more of such other accounts simultaneously, BMR will allocate the security transactions (including "hot" issues) in a manner which it believes to be equitable under the circumstances. As a result of such allocations, there may be instances where a Portfolio will not participate in a transaction that is allocated among other accounts. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis. An order may not be allocated on a pro rata basis where, for example: (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or (iv) where BMR reasonably determines that departure from a pro rata allocation is advisable. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to the Portfolios from time to time, it is the opinion of the Trustees of the Trust and the Portfolios that the benefits from the BMR organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.


                             FINANCIAL STATEMENTS


    The audited financial statements of and the independent accountants' report for the Funds and the Portfolios appear in the Funds' most recent annual report to shareholders and are incorporated by reference into this SAI. A copy of the Funds' annual report accompanies this SAI. Consistent with applicable law, duplicate mailings of shareholder reports and certain other Fund information to shareholders residing at the same address may be eliminated.


    Registrant incorporates by reference the audited financial information for the fiscal year ended December 31, 1998 for the Funds and the Portfolios listed below, all as previously filed electronically with the SEC:

                          Eaton Vance Balanced Fund
                              Balanced Portfolio
                     (Accession No. 0000950109-99-000687)

                       Eaton Vance Growth & Income Fund
                          Growth & Income Portfolio
                     (Accession No. 0000927016-99-000823)

                      Eaton Vance Special Equities Fund
                          Special Equities Portfolio
                   (formerly Special Investment Portfolio)
                     (Accession No. 0000950109-99-000873)

                          Eaton Vance Utilities Fund
                             Utilities Portfolio
                     (Accession No. 0000927016-99-000784)

                                  APPENDIX A

                   CLASS A FEES, PERFORMANCE AND OWNERSHIP


SERVICE PLANS
    For the fiscal year ended December 31, 1998, Class A made service fee payments under the Plans to the principal underwriter as follows: Balanced Fund -- $331,732; Growth & Income Fund -- $166,807; Special Equities Fund -- $82,694; and Utilities Fund -- $816,815. Of these amounts, the following was paid to investment dealers and the balance of which was retained by the principal underwriter: Balanced Fund -- $181,018; Growth & Income Fund -- $110,903; Special Equities Fund -- $46,995; and Utilities Fund -- $791,465.


PRINCIPAL UNDERWRITER
    The following table shows, for the fiscal years ended December 31, 1998, 1997 and 1996, (1) total sales charges paid in connection with sales of Class A shares, and (2) sales charges paid to the principal underwriter (the balance of which was paid to investment dealers).


                                                                                    SALES CHARGES PAID TO
FUND AND FISCAL YEAR ENDED                           TOTAL SALES CHARGES            PRINCIPAL UNDERWRITER
--------------------------                           -------------------            ---------------------
  Balanced Fund
    December 31, 1998                                      $179,034                        $25,178
    December 31, 1997                                       117,510                         17,650
    December 31, 1996                                       177,591                         27,563
  Growth & Income Fund
    December 31, 1998                                      $ 72,706                        $10,109
    December 31, 1997                                        40,247                          5,522
    December 31, 1996                                        23,928                          4,468
  Special Equities Fund
    December 31, 1998                                      $  9,336                        $ 1,119
    December 31, 1997                                             0                              0
    December 31, 1996                                        11,071                          1,905
  Utilities Fund
    December 31, 1998                                      $128,114                        $18,943
    December 31, 1997                                        67,137                         18,096
    December 31, 1996                                        65,149                         12,115

    The Trust has authorized the principal underwriter to act as its agent in repurchasing shares of Balanced Fund and Utilities Fund at the rate of $2.50 for each repurchase transaction handled by the principal underwriter. For the fiscal year ended December 31, 1998, Class A paid the principal underwriter for repurchase transactions handled by it $2.50 for each such transaction which aggregated as follows: Balanced Fund -- $1,875; and Utilities Fund -- $5,047.50.


                           PERFORMANCE INFORMATION

    The tables below indicate the cumulative and average total return on a hypothetical investment of $1,000 in Class A shares for the periods shown in each table. The "Value of Initial Investment" reflects the deduction of the maximum sales charge of 5.75%. Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.

                                           VALUE OF A $1,000 INVESTMENT -- BALANCED FUND


                                                                                  TOTAL RETURN                 TOTAL RETURN
                                                                               EXCLUDING MAXIMUM             INCLUDING MAXIMUM
                                            VALUE OF        VALUE OF              SALES CHARGE                 SALES CHARGE
       INVESTMENT             INVESTMENT    INITIAL        INVESTMENT      ----------------------------  -------------------------
         PERIOD                  DATE      INVESTMENT      ON 12/31/98     CUMULATIVE     ANNUALIZED     CUMULATIVE     ANNUALIZED
--------------------          ----------   ----------      -----------     ----------     ----------     ----------     ----------
10 Years ended
12/31/98                       12/31/88     $942.21         $3,292.22        249.42%        13.33%         229.22%        12.65%
5 Years Ended
12/31/98                       12/31/93     $942.08         $1,879.84         99.54%        14.82%          87.98%        13.46%
1 Year Ended
12/31/98                       12/31/97     $942.58         $1,069.12         13.42%        13.42%           6.91%         6.91%

                                       VALUE OF A $1,000 INVESTMENT -- GROWTH & INCOME FUND

                                                                                  TOTAL RETURN                 TOTAL RETURN
                                                                               EXCLUDING MAXIMUM             INCLUDING MAXIMUM
                                            VALUE OF        VALUE OF              SALES CHARGE                 SALES CHARGE
       INVESTMENT             INVESTMENT    INITIAL        INVESTMENT      ----------------------------  -------------------------
         PERIOD                  DATE      INVESTMENT      ON 12/31/98     CUMULATIVE     ANNUALIZED     CUMULATIVE     ANNUALIZED
--------------------          ----------   ----------      -----------     ----------     ----------     ----------     ----------
10 Years Ended
12/31/98                       12/31/88     $942.79         $4,037.14        328.20%        15.66%         303.71%        14.98%
5 Years Ended
12/31/98                       12/31/93     $942.65         $2,300.25        144.03%        19.53%         130.02%        18.13%
1 Year Ended
12/31/98                       12/31/97     $942.46         $1,148.02         21.81%        21.81%          14.80%        14.80%

                                       VALUE OF A $1,000 INVESTMENT -- SPECIAL EQUITIES FUND

                                                                                  TOTAL RETURN                 TOTAL RETURN
                                                                               EXCLUDING MAXIMUM             INCLUDING MAXIMUM
                                            VALUE OF        VALUE OF              SALES CHARGE                 SALES CHARGE
       INVESTMENT             INVESTMENT    INITIAL        INVESTMENT     ----------------------------  ---------------------------
         PERIOD                  DATE      INVESTMENT      ON 12/31/98     CUMULATIVE     ANNUALIZED     CUMULATIVE     ANNUALIZED
--------------------          ----------   ----------      -----------     ----------     ----------     ----------     ----------
10 Years Ended
12/31/98                       12/31/88     $943.15         $3,561.90        277.66%        14.21%         256.19%        13.55%
5 Years Ended
12/31/98                       12/31/93     $942.95         $1,720.34         82.44%        12.78%          72.03%        11.46%
1 Year Ended
12/31/98                       12/31/97     $942.05         $1,091.09         15.82%        15.82%           9.11%         9.11%

                                          VALUE OF A $1,000 INVESTMENT -- UTILITIES FUND

                                                                                  TOTAL RETURN                 TOTAL RETURN
                                                                               EXCLUDING MAXIMUM             INCLUDING MAXIMUM
                                            VALUE OF        VALUE OF              SALES CHARGE                 SALES CHARGE
       INVESTMENT             INVESTMENT    INITIAL        INVESTMENT     ----------------------------  ---------------------------
         PERIOD                  DATE      INVESTMENT      ON 12/31/98     CUMULATIVE     ANNUALIZED     CUMULATIVE     ANNUALIZED
--------------------          ----------   ----------      -----------     ----------     ----------     ----------     ----------
10 Years Ended
12/31/98                       12/31/88     $942.86         $3,129.85        231.94%        12.75%         212.98%        12.09%
5 Years Ended
12/31/98                       12/31/93     $942.21         $1,621.86         72.14%        11.47%          62.19%        10.15%
1 Year Ended
12/31/98                       12/31/97     $942.03         $1,166.09         23.78%        23.78%          16.61%        16.61%


             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


    As of April 1, 1999, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of each Class A and of each Fund. As of April 1, 1999, Merrill Lynch, Pierce, Fenner & Smith, Inc., Jacksonville, FL 32246 was the record owner of 20.2% of the Class A shares of Utilities Fund, which are held on behalf of its customers who are the beneficial owners of such shares, and as to which it had voting power under certain limited circumstances. As of the same date, the Profit Sharing Retirement Plan of Eaton Vance Management was the record owner of 5.7% of the Class A shares of Balanced Fund, which are held on behalf of its customers who are the beneficial owners of such shares and as to which it had voting power under certain limited circumstances. To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of any Fund's outstanding Class A shares on such date.

                                  APPENDIX B

                   CLASS B FEES, PERFORMANCE AND OWNERSHIP


DISTRIBUTION AND SERVICE FEES
    For the fiscal year ended December 31, 1998, the following table shows,
(1) sales commissions paid by the principal underwriter to investment dealers on sales of Class B shares, (2) distribution payments to the principal underwriter under the Distribution Plan, (3) CDSC payments to the principal underwriter, (4) uncovered distribution charges under the Plan (dollar amount and as a percentage of the class), (5) service fees on Class B shares, and (6) the amount of service fees on Class B shares paid to investment dealers. The service fees paid by the Funds that were not paid to investment dealers were retained by the principal underwriter. Distribution payments and CDSC payments reduce uncovered distribution charges under the Plan.

                               DISTRIBUTION         CDSC                                                   SERVICE
                                PAYMENTS TO      PAYMENTS TO    AMOUNT OF UNCOVERED                        FEES TO
                  SALES        THE PRINCIPAL    THE PRINCIPAL   DISTRIBUTION CHARGES       SERVICE        INVESTMENT
CLASS B        COMMISSIONS      UNDERWRITER      UNDERWRITER    (AS A % OF NET ASSETS)       FEES          DEALERS
-------        -----------     -------------    -------------   ----------------------     -------        ----------

Balanced ..     $537,505         $503,630         $106,000         $1,718,000 (2.4%)       $134,756        $134,258
Growth &
Income ....     $ 97,010         $165,474         $ 48,000         $  493,000 (1.8%)       $ 51,515        $ 51,391
Special
Equities ..     $ 22,971         $ 25,820         $  7,000         $   79,000 (2.0%)       $  8,899        $  8,882
Utilities .     $ 74,105         $323,601         $ 72,000         $  408,000  (.9%)       $ 89,240        $ 88,795

PRINCIPAL UNDERWRITER
    The Trust has authorized the principal underwriter to act as its agent in repurchasing shares at the rate of $2.50 for each repurchase transaction handled by the principal underwriter. For the fiscal year ended December 31, 1998, Class B paid the principal underwriter for repurchase transactions handled by it $2.50 for each such transaction which aggregated as follows:
Balanced Fund -- $3,112.50; Growth & Income Fund -- $1,042.50; Special Equities Fund -- $252.50; and Utilities Fund -- $1,610.

                           PERFORMANCE INFORMATION

    The tables below indicate the cumulative and average annual total return on a hypothetical investment in shares of $1,000. Total return for the period prior to January 1, 1998 reflects the total return of the predecessor to Class
B. Total return prior to the Predecessor Fund's commencement of operations reflects the total return of Class A, adjusted to reflect the Class B sales charge. The Class A total return has not been adjusted to reflect certain other expenses (such as distribution and/or service fees). If such adjustments were made, the Class B total return would be lower. Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost. Information presented with two asterisks (**) includes the effect of subsidizing expenses. Return would have been lower without subsidies.

                                           VALUE OF A $1,000 INVESTMENT -- BALANCED FUND

                                              VALUE OF          VALUE OF         TOTAL RETURN BEFORE         TOTAL RETURN AFTER
                                             INVESTMENT        INVESTMENT             DEDUCTING                   DEDUCTING
                                          BEFORE DEDUCTING  AFTER DEDUCTING        THE MAXIMUM CDSC           THE MAXIMUM CDSC
 INVESTMENT*    INVESTMENT    AMOUNT OF     THE MAXIMUM       THE MAXIMUM     -------------------------   -----------------------
    PERIOD         DATE      INVESTMENT   CDSC ON 12/31/98  CDSC ON 12/31/98  CUMULATIVE    ANNUALIZED    CUMULATIVE   ANNUALIZED
-------------   ----------   ----------   ----------------  ----------------  ----------    ----------    ----------   ----------
10 Years
Ended
12/31/98         12/31/88      $1,000        $3,317.81         $3,317.81        231.78%        12.74%       231.78%       12.74%
5 Years
Ended
12/31/98         12/31/93      $1,000        $1,892.92         $1,872.92         89.29%        13.61%        87.29%       13.37%
1 Year
Ended
12/31/98         12/31/97      $1,000        $1,125.89         $1,075.89         12.59%        12.59%         7.59%        7.59%



------------------
*Predecessor Fund commenced operations on November 2, 1993.

                                       VALUE OF A $1,000 INVESTMENT -- GROWTH & INCOME FUND


                                              VALUE OF          VALUE OF           TOTAL RETURN BEFORE       TOTAL RETURN AFTER
                                             INVESTMENT        INVESTMENT             DEDUCTING                   DEDUCTING
                                          BEFORE DEDUCTING  AFTER DEDUCTING        THE MAXIMUM CDSC           THE MAXIMUM CDSC
 INVESTMENT*    INVESTMENT    AMOUNT OF     THE MAXIMUM       THE MAXIMUM      --------------------------  -----------------------
    PERIOD         DATE      INVESTMENT   CDSC ON 12/31/98  CDSC ON 12/31/98   CUMULATIVE    ANNUALIZED    CUMULATIVE   ANNUALIZED
-------------   ----------   ----------   ----------------  ----------------   ----------    ----------    ----------   ----------
10 Years
Ended
12/31/98         12/31/88      $1,000        $4,031.81         $4,031.81        303.18%        14.96%       303.18%       14.96%
5 Years
Ended
12/31/98         12/31/93      $1,000        $2,297.59         $2,277.59        129.76%        18.10%       127.76%       17.89%
1 Year
Ended
12/31/98**       12/31/97      $1,000        $1,208.48         $1,158.48         20.85%        20.85%        15.85%       15.85%


------------------
*Predecessor Fund commenced operations on August 17, 1994.

                                       VALUE OF A $1,000 INVESTMENT -- SPECIAL EQUITIES FUND


                                              VALUE OF          VALUE OF         TOTAL RETURN BEFORE         TOTAL RETURN AFTER
                                             INVESTMENT        INVESTMENT             DEDUCTING                   DEDUCTING
                                          BEFORE DEDUCTING  AFTER DEDUCTING        THE MAXIMUM CDSC           THE MAXIMUM CDSC
 INVESTMENT*    INVESTMENT    AMOUNT OF     THE MAXIMUM       THE MAXIMUM      ------------------------    -----------------------
    PERIOD         DATE      INVESTMENT   CDSC ON 12/31/98  CDSC ON 12/31/98   CUMULATIVE    ANNUALIZED    CUMULATIVE   ANNUALIZED
-------------   ----------   ----------   ----------------  ----------------   ----------    ----------    ----------   ----------
10 Years
Ended
12/31/98         12/31/88      $1,000        $3,399.99         $3,399.99        239.77%        13.01%       240.00%       13.02%
5 Years
Ended
12/31/98         12/31/93      $1,000        $1,642.47         $1,622.47         64.14%        10.42%        62.25%       10.16%
1 Year
Ended
12/31/98**       12/31/97      $1,000        $1,157.43         $1,107.43         15.74%        15.74%        10.74%       10.74%


------------------
*Predecessor Fund commenced operations on August 22, 1994.

                                          VALUE OF A $1,000 INVESTMENT -- UTILITIES FUND


                                              VALUE OF          VALUE OF         TOTAL RETURN BEFORE         TOTAL RETURN AFTER
                                             INVESTMENT        INVESTMENT             DEDUCTING                   DEDUCTING
                                          BEFORE DEDUCTING  AFTER DEDUCTING        THE MAXIMUM CDSC           THE MAXIMUM CDSC
 INVESTMENT*    INVESTMENT    AMOUNT OF     THE MAXIMUM       THE MAXIMUM      ------------------------    -----------------------
    PERIOD         DATE      INVESTMENT   CDSC ON 12/31/98  CDSC ON 12/31/98   CUMULATIVE    ANNUALIZED    CUMULATIVE   ANNUALIZED
-------------   ----------   ----------   ----------------  ----------------   ----------    ----------    ----------   ----------
10 Years
Ended
12/31/98         12/31/88      $1,000        $3,363.29         $3,363.29        236.33%        12.90%       236.33%       12.90%
5 Years
Ended
12/31/98         12/31/93      $1,000        $1,657.58         $1,637.58         65.76%        10.64%        63.76%       10.37%
1 Year
Ended
12/31/98         12/31/97      $1,000        $1,228.84         $1,178.84         22.88%        22.88%        17.88%       17.88%


------------------
*Predecessor Fund commenced operations on November 1, 1993.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


    As of April 1, 1999, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of each Class B and of each Fund. In addition, as of the same date, the following recordowners held the amounts of Class B shares indicated below, which were held either individually or on behalf of its customers who are the beneficial owners of such shares, and as to which it had voting power under certain limited circumstances:

BALANCED FUND --                    Merrill Lynch, Pierce, Fenner & Smith, Inc.                Jacksonville, FL             13.7%
                                    BISYS Brokerage Services Inc.                              Concord, CA                  10.1%

GROWTH & INCOME                     Merrill Lynch, Pierce, Fenner & Smith, Inc.                Jacksonville, FL             14.6%
  FUND --

SPECIAL EQUITIES FUND               Merrill Lynch, Pierce, Fenner & Smith, Inc.                Jacksonville, FL             26.7%
                                    Donaldson Lufkin Jenrette Securities Corporation Inc.      Jersey City, NJ               8.0%

UTILITIES FUND --                   Merrill Lynch, Pierce, Fenner & Smith, Inc.                Jacksonville, FL             17.8%


    To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of any Fund's outstanding Class B shares on such date.

                                  APPENDIX C

                   CLASS C FEES, PERFORMANCE AND OWNERSHIP


DISTRIBUTION AND SERVICE FEES
    For the fiscal year ended December 31, 1998, the following table shows,
(1) sales commissions paid by the principal underwriter to investment dealers on sales of Class C shares, (2) distribution payments to the principal underwriter under the Distribution Plan, (3) CDSC payments to the principal underwriter, (4) uncovered distribution charges under the Plan (dollar amount and as a percentage of the class), (5) service fees on Class C shares, and (6) the amount of service fees on Class C shares paid to investment dealers. The service fees paid by the Funds that were not paid to investment dealers were retained by the principal underwriter. Distribution payments and CDSC payments reduce uncovered distribution charges under the Plan.

                               DISTRIBUTION         CDSC                                                   SERVICE
                                PAYMENTS TO      PAYMENTS TO    AMOUNT OF UNCOVERED                        FEES TO
                  SALES        THE PRINCIPAL    THE PRINCIPAL   DISTRIBUTION CHARGES       SERVICE        INVESTMENT
CLASS C        COMMISSIONS      UNDERWRITER      UNDERWRITER    (AS A % OF NET ASSETS)       FEES          DEALERS
-------        -----------     -------------    ------------    ----------------------     -------         ---------
Balanced ..      $39,428          $64,354          $3,000         $1,271,000 (11.8%)       $21,575         $13,273
Growth &
Income ....      $ 6,163          $13,694          $1,000         $  346,000 (14.8%)       $ 4,580         $ 2,071
Special
Equities ..      $ 4,766          $ 9,399          $  900         $  247,000 (34.8%)       $ 3,181         $ 1,580
Utilities .      $21,732          $27,260          $3,000         $  787,000 (21.1%)       $ 9,194         $ 7,246

PRINCIPAL UNDERWRITER
    The Trust has authorized the principal underwriter to act as its agent in repurchasing shares at the rate of $2.50 for each repurchase transaction handled by the principal underwriter. For the fiscal year ended September 30, 1998, Class C paid the principal underwriter for repurchase transactions handled by it $2.50 for each such transaction which aggregated as follows:
Balanced Fund -- $207.50; Growth & Income Fund -- $90; Special Equities Fund -- $17.50; and Utilities Fund -- $210.

                           PERFORMANCE INFORMATION

    The tables below indicate the cumulative and average annual total return on a hypothetical investment in shares of $1,000. Total return for the period prior to January 1, 1998 reflects the total return of the predecessor to Class
C. Total return prior to the Predecessor Fund's commencement of operations reflects the total return of Class A, adjusted to reflect the Class C sales charge. The Class A total return has not been adjusted to reflect certain other expenses (such as distribution and/or service fees). If such adjustments were made, the Class C total return would be lower. Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost. Information presented with two asterisks (**) includes the effect of subsidizing expenses. Return would have been lower without subsidies.

                                           VALUE OF A $1,000 INVESTMENT -- BALANCED FUND

                                              VALUE OF          VALUE OF          TOTAL RETURN BEFORE         TOTAL RETURN AFTER
                                             INVESTMENT        INVESTMENT             DEDUCTING                   DEDUCTING
                                          BEFORE DEDUCTING  AFTER DEDUCTING        THE MAXIMUM CDSC           THE MAXIMUM CDSC
 INVESTMENT*    INVESTMENT    AMOUNT OF     THE MAXIMUM       THE MAXIMUM      ------------------------    -----------------------
    PERIOD         DATE      INVESTMENT   CDSC ON 12/31/98  CDSC ON 12/31/98   CUMULATIVE    ANNUALIZED    CUMULATIVE   ANNUALIZED
------------    ----------   ----------   ----------------  ----------------   ----------    ----------    ----------   ----------
10 Years
Ended
12/31/98         12/31/88      $1,000        $3,231.88         $3,231.88        223.19%        12.45%       223.19%       12.45%
5 Years
Ended
12/31/98         12/31/93      $1,000        $1,834.67         $1,834.67         83.47%        12.90%        83.47%       12.90%
1 Year
Ended
12/31/98         12/31/97      $1,000        $1,125.10         $1,115.15         12.51%        12.51%        11.52%       11.52%

------------------
*Predecessor Fund commenced operations on November 2, 1993.

                                       VALUE OF A $1,000 INVESTMENT -- GROWTH & INCOME FUND

                                              VALUE OF          VALUE OF         TOTAL RETURN BEFORE         TOTAL RETURN AFTER
                                             INVESTMENT        INVESTMENT             DEDUCTING                   DEDUCTING
                                          BEFORE DEDUCTING  AFTER DEDUCTING        THE MAXIMUM CDSC           THE MAXIMUM CDSC
 INVESTMENT*    INVESTMENT    AMOUNT OF     THE MAXIMUM       THE MAXIMUM      --------------------------  -----------------------
    PERIOD         DATE      INVESTMENT   CDSC ON 12/31/98  CDSC ON 12/31/98   CUMULATIVE    ANNUALIZED    CUMULATIVE   ANNUALIZED
------------    ----------   ----------   ----------------  ----------------   ----------    ----------    ----------   ----------
10 Years
Ended
12/31/98         12/31/88      $1,000        $3,955.84         $3,955.84        295.58%        14.74%       295.58%       14.74%
5 Years
Ended
12/31/98         12/31/93      $1,000        $2,254.43         $2,254.43        125.44%        17.65%       125.44%       17.65%
1 Year
Ended
12/31/98**       12/31/97      $1,000        $1,207.70         $1,197.70         20.77%        20.77%        19.77%       19.77%

------------------
*Predecessor Fund commenced operations on November 4, 1994.

                                       VALUE OF A $1,000 INVESTMENT -- SPECIAL EQUITIES FUND

                                              VALUE OF          VALUE OF         TOTAL RETURN BEFORE         TOTAL RETURN AFTER
                                             INVESTMENT        INVESTMENT             DEDUCTING                   DEDUCTING
                                          BEFORE DEDUCTING  AFTER DEDUCTING        THE MAXIMUM CDSC           THE MAXIMUM CDSC
 INVESTMENT*    INVESTMENT    AMOUNT OF     THE MAXIMUM       THE MAXIMUM      ------------------------    -----------------------
    PERIOD         DATE      INVESTMENT   CDSC ON 12/31/98  CDSC ON 12/31/98   CUMULATIVE    ANNUALIZED    CUMULATIVE   ANNUALIZED
------------    ----------   ----------   ----------------  ----------------   ----------    ----------    ----------   ----------
10 Years
Ended
12/31/98         12/31/88      $1,000        $3,447.20         $3,447.20        244.72%        13.17%       244.72%       13.17%
5 Years
Ended
12/31/98         12/31/93      $1,000        $1,665.28         $1,665.28         66.53%        10.74%        66.53%       10.74%
1 Year
Ended
12/31/98         12/31/97      $1,000        $1,164.35         $1,154.35         16.44%        16.44%        15.44%       15.44%

------------------
*Predecessor Fund commenced operations on November 17, 1994.

                                          VALUE OF A $1,000 INVESTMENT -- UTILITIES FUND

                                              VALUE OF          VALUE OF         TOTAL RETURN BEFORE         TOTAL RETURN AFTER
                                             INVESTMENT        INVESTMENT             DEDUCTING                   DEDUCTING
                                          BEFORE DEDUCTING  AFTER DEDUCTING        THE MAXIMUM CDSC           THE MAXIMUM CDSC
 INVESTMENT*    INVESTMENT    AMOUNT OF     THE MAXIMUM       THE MAXIMUM      --------------------------  -----------------------
    PERIOD         DATE      INVESTMENT   CDSC ON 12/31/98  CDSC ON 12/31/98   CUMULATIVE    ANNUALIZED    CUMULATIVE   ANNUALIZED
------------    ----------   ----------   ----------------  ----------------   ----------    ----------    ----------   ----------
10 Years
Ended
12/31/98         12/31/88      $1,000        $3,296.34         $3,296.34        229.63%        12.67%       229.63%       12.67%
5 Years
Ended
12/31/98         12/31/93      $1,000        $1,608.85         $1,608.85         60.88%         9.98%        60.88%        9.98%
1 Year
Ended
12/31/98         12/31/97      $1,000        $1,228.75         $1,218.75         22.88%        22.88%        21.88%       21.88%

------------------
*Predecessor Fund commenced operations on November 1, 1993.


             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


    As of April 1, 1999, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of each Class C and of each Fund. In addition, as of the same date, the following recordowners held the amounts of Class C shares indicated below, which were held either individually or on behalf of its customers who are the beneficial owners of such shares, and as to which it had voting power under certain limited circumstances:

BALANCED FUND --                   Merrill Lynch, Pierce, Fenner & Smith, Inc.              Jacksonville, FL         14.3%

GROWTH & INCOME  FUND --           Merrill Lynch, Pierce, Fenner & Smith Inc.               Jacksonville, FL         12.4%
                                   Frontier Trust Co. FBO West Florida Pharmacies Inc.      Ambler, PA               11.4%
                                     401(k) Savings & Retirement Plan
                                   Donaldson Lufkin Jenrette Securities Corporation, Inc.   Jersey City, NJ           5.2%
                                   Dain Rauscher Inc. FBO                                   Midland, TX               5.1%
                                     Bill O. Simmons, Jr. & Pamela S. Simmons
                                     JTTEN/WROS

SPECIAL EQUITIES FUND --           Frontier Trust Co. FBO MWI Broward Inc. 401(k)           Ambler, PA               23.5%
                                     Savings & Retirement Plan
                                   Merrill Lynch, Pierce, Fenner & Smith, Inc.              Jacksonville, FL         15.6%
                                   Frontier Trust Co. FBO Silikal North America Inc.        Ambler, PA               15.2%
                                     401(k) Savings & Retirement Plan

UTILITIES FUND --                  Merrill Lynch, Pierce, Fenner & Smith, Inc.              Jacksonville, FL         21.5%
                                   Frontier Trust Co. FBO Paper & Chemical Supply 401(k)    Ambler, PA                5.3%
                                     Savings & Retirement Plan


    To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of any Fund's outstanding Class C shares on such date.

                                     Part B
          Information Required in a Statement of Additional Information

                                                                    STATEMENT OF
                                                          ADDITIONAL INFORMATION
                                                                     May 1, 1999


                        EATON VANCE EMERGING GROWTH FUND
                                255 State Street
                           Boston, Massachusetts 02109
                                 (800) 225-6265


         This Statement of Additional Information ("SAI") provides general information about the Fund. The Fund is a series of Eaton Vance Special Investment Trust. Capitalized terms used in this SAI and not otherwise defined have the meanings given to them in the prospectus. This SAI contains additional information about:
                                                                            PAGE
         Strategies and Risks..................................................2
         Investment Restrictions...............................................5
         Management and Organization...........................................6
         Investment Advisory and Administrative Services......................11
         Other Service Providers..............................................12
         Purchasing and Redeeming Shares......................................13
         Sales Charges........................................................15
         Performance..........................................................17
         Certain Holders of Fund Shares.......................................19
         Taxes................................................................19
         Portfolio Security Transactions......................................21
         Financial Statements.................................................23


     THIS IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY THE FUND'S PROSPECTUS DATED MAY 1, 1999, AS SUPPLEMENTED FROM TIME TO TIME, WHICH IS INCORPORATED HEREIN BY REFERENCE. THIS SAI SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS, WHICH MAY BE OBTAINED BY CALLING 1-800-225-6265.

                              STRATEGIES AND RISKS

     The Fund invests primarily in publicly-traded equity securities of emerging growth companies. Equity securities include common stocks and securities convertible into common stocks. The Fund may also invest in preferred stocks and money market instruments (to meet anticipated redemption requests or while investment of cash is pending).

FOREIGN SECURITIES. Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. It is anticipated that in most cases the best available market for foreign securities will be on exchanges or in over-the-counter markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In addition, foreign brokerage commissions are generally higher than commissions on securities traded in the United States and may be non-negotiable. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States. Settlement practices are less developed and entail the risk of loss.

FOREIGN CURRENCY TRANSACTIONS. The value of foreign assets of the Fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad. The Fund may conduct its foreign currency exchange transactions on a spot (I.E., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into swaps, forward contracts, options or futures on currency. On spot transactions, foreign exchange dealers do not charge a fee for conversion, but they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

RISKS ASSOCIATED WITH DERIVATIVE INSTRUMENTS. The Fund's transactions in derivative instruments involve a risk of loss or depreciation due to: unanticipated adverse changes in securities prices, interest rates, the other financial instruments' prices or currency exchange rates; the inability to close out a position; default by the counterparty; imperfect correlation between a position and the desired hedge; tax constraints on closing out positions; and portfolio management constraints on securities subject to such transactions. Derivative transactions may be more advantageous in a given circumstance than transactions involving securities due to more favorable current tax treatment, lower transaction costs, or greater liquidity.

     Derivative instruments may sometimes increase or leverage the Fund's exposure to a particular market risk. Leverage enhances the Fund's exposure to the price volatility of derivative instruments it holds. While many derivative instruments have built-in leveraging characteristics, the Fund will not use them to leverage its net assets. The Fund's success in using derivative instruments to hedge portfolio assets depends on the degree of price correlation between the derivative instruments and the hedged asset. Imperfect correlation may be caused by several factors, including temporary price disparities among the trading markets for the derivative instrument, the assets underlying the derivative instrument and the Fund's assets.

     Equity swaps and over-the-counter ("OTC") options are private contracts in which there is a risk of loss in the event of a default on an obligation to pay by a counterparty. The Fund will only enter into equity swaps and OTC options contracts with counterparties whose credit quality or claims paying ability are considered to be investment grade by the investment adviser. Some of the Fund's investment in equity swaps and OTC options may be treated as illiquid assets. All futures contracts entered into by the Fund will be traded on exchanges or boards of trade that are licensed and regulated by the Commodities Futures Trading Commission ("CFTC") and must be executed through a futures commission merchant or brokerage firm that is a member of the relevant exchange.

     Currency swaps involve the exchange of rights to make or receive payments in specified currencies. Since currency swaps are individually negotiated, the Fund expects to achieve an acceptable degree of correlation between its portfolio investments and its currency swap positions. Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. If the investment adviser is incorrect in its forecasts of market values and currency exchange rates, the Fund's performance will be adversely affected.


     OTC derivative instruments involve an enhanced risk that the issuer or counterparty will fail to perform its contractual obligations. Some derivative instruments are not readily marketable or may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in an exchange-traded derivative instrument, which may make the contract temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the Fund from closing out positions and limiting its losses. Certain OTC options, and assets used as cover for written OTC options, may be subject to the Fund's 15% limit on illiquid investments. The Fund's ability to terminate OTC derivative instruments may depend on the cooperation of the counterparties to such contracts. The Fund expects to purchase and write only exchange-traded options until such time as the Fund's management determines that the OTC options market is sufficiently developed and the Fund has amended its prospectus so that appropriate disclosure is furnished to prospective and existing shareholders. For thinly traded derivative instruments, the only source of price quotations may be the selling dealer or counterparty. In addition, certain provisions of the tax code limit the extent to which the Fund may purchase and sell derivative instruments. The Fund will engage in transactions in futures contracts and related options only to the extent such transactions are consistent with the requirements of the Code for maintaining the qualification of the Fund as a regulated investment company for federal income tax purposes.

ASSET COVERAGE FOR DERIVATIVE INSTRUMENTS. Transactions using forward contracts, swaps, futures contracts and options (other than options that the Fund has purchased) expose the Fund to an obligation to another party. The Fund will not enter into any such transactions unless it owns either (1) an offsetting
("covered") position in securities, currencies, swaps or other options or futures contracts or forward contracts, or (2) cash and liquid securities (such as readily marketable common stock and money market instruments) with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. (Only the net obligation of a swap will be covered.) The Portfolios will comply with Securities and Exchange Commission ("SEC") guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities in a segregated account with its custodian in the prescribed amount. The securities in the segregated account will be marked to market daily. Assets used as cover or held in a segregated account maintained by the Fund's custodian cannot be sold while the position in the corresponding instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of the Fund's assets to cover or segregated accounts could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.


LIMITATIONS ON FUTURES CONTRACTS AND OPTIONS. The Fund may enter into futures contracts, and options on futures contracts, traded on an exchange regulated by the CFTC and on foreign exchanges, but, with respect to foreign exchange-traded futures contracts and options on such futures contracts, only if the investment adviser determines that trading on each such foreign exchange does not subject the Fund to risks, including credit and liquidity risks, that are materially greater than the risks associated with trading on CFTC-regulated exchanges.

     In order to hedge its current or anticipated portfolio positions, the Fund may use futures contracts on securities held in its portfolio or on securities with characteristics similar to those of the securities held by the Fund. If, in the opinion of the investment adviser, there is a sufficient degree of correlation between price trends for the securities held by the Fund and futures contracts based on other financial instruments, securities indices or other indices, the Fund may also enter into such futures contracts as part of its hedging strategy.


SHORT SALES AGAINST-THE-BOX. The Fund may sell a security short if it owns at least an equal amount of the security sold short or another security convertible or exchangeable for an equal amount of the security sold short without payment of further compensation (a short sale against-the-box). A short sale against-the-box requires that the short seller absorb certain costs so long as the position is open. In a short sale against-the-box, the short seller is exposed to the risk of being forced to deliver appreciated stock to close the position if the borrowed stock is called in, causing a taxable gain to be recognized. These transactions may also require the current recognition of taxable gain under certain tax rules applicable to constructive sales. No more than 20% of the Fund's assets will be subject to short sales at any one time.

CONVERTIBLE SECURITIES. The Fund may invest in convertible securities rated below investment grade at the time of investment (which are those rated Baa or lower by Moody's Investors Service, Inc., or BBB or lower by either Standard & Poor's Ratings Group or Fitch/IBCA). Securities rated Baa or BBB or below have speculative characteristics. Also, changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of lower-rated securities to make principal and interest payments. Lower rated obligations also may be subject to greater price volatility than higher rated obligations. There is no minimum rating for investment. Securities rated in the lowest category are in default.

LENDING PORTFOLIO SECURITIES. The Fund may seek to increase its income by lending portfolio securities to broker-dealers or other institutional borrowers. If the investment adviser determines to make securities loans, it is intended that the value of the securities loaned would not exceed 30% of the Fund's total assets. Securities lending involves risks of delay in recovery or even loss of rights on the securities loaned if the borrower fails financially. The Fund has represent intention of engaging in securities lending.


TEMPORARY INVESTMENTS. Under unusual market conditions, the Portfolio may invest temporarily in cash or cash equivalents. Cash equivalents are highly liquid, short-term securities such as commercial paper, certificates of deposit, short-term notes and short-term U.S. Government obligations.


DIVERSIFIED STATUS. Each Portfolio is a "diversified" investment company under the 1940 Act. This means that with respect to 75% of its total assets (1) a Portfolio may not invest more than 5% of its total assets in the securities of any one issuer (except U.S. Government obligations) and (2) a Portfolio may not own more than 10% of the outstanding voting securities of any one issuer.


PORTFOLIO TURNOVER. The Fund cannot accurately predict its portfolio turnover rate, but the annual turnover rate may exceed 100% (excluding turnover of securities having a maturity of one year or less). A high turnover rate (100% or more) necessarily involves greater expenses to the Fund.

                             INVESTMENT RESTRICTIONS

     The following investment restrictions of the Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of the Fund's outstanding voting securities, which as used in this SAI means the lesser of (a) 67% of the shares of the Fund present or represented by proxy at a meeting if the holders of more than 50% of the outstanding shares are present or represented at the meeting or (b) more than 50% of the outstanding shares of the Fund. Accordingly, the Fund may not:

          (1) With respect to 75% of its total assets, invest more than 5% of its total assets (taken at current value) in the securities of any one issuer, or in more than 10% of the outstanding voting securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies;

          (2) Borrow money or issue senior securities except as permitted by the Investment Company Act of 1940;

          (3) Purchase any securities on margin, (but the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities);

          (4) Underwrite securities of other issuers;

          (5) Invest more than 25% of its assets in any particular industry, but, if deemed appropriate for the Fund's objective, up to 25% of the value of its assets may be invested in securities of companies in any one industry (although more than 25% may be invested in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities);

          (6) Invest in real estate (although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate);

          (7) Invest in commodities or commodity contracts for the purchase or sale of physical commodities; or

          (8) Make loans to any person except by (a) the acquisition of debt securities and making portfolio investments, (b) entering into repurchase agreements and (c) lending portfolio securities.

     Notwithstanding the investment policies and restrictions of the Fund, the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund.

     The Fund has adopted the following investment policies which may be changed by the Trustees with respect to the Fund without approval by the Fund's shareholders. The Fund will not:


          (a) invest more than 15% of net assets in investments which are not readily marketable, including restricted securities and repurchase agreements with a maturity longer than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees of the Trust, or its delegate, determines to be liquid. Any such determination by a delegate will be made pursuant to procedures adopted by the Board. If the Fund invests in Rule 144A securities, the level of portfolio illiquidity may be increased to the extent that eligible buyers become uninterested in purchasing such securities; or


          (b) sell or contract to sell a security which it does not own unless by virtue of its ownership of other securities it has at the time of sale a right to obtain securities equivalent in kind and amount to the securities sold and provided that if such right is conditional the sale is made upon the same conditions.

     Whenever an investment policy or investment restriction set forth in the prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset, such percentage limitation shall be determined immediately after and as a result of the Fund's acquisition of such security or asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances, will not compel the Fund to dispose of such security or other asset. Notwithstanding the foregoing, under normal market conditions the Fund must take actions necessary to comply with the policies of investing at least 65% of total assets in equity securities of emerging growth companies and not investing more than 15% of net assets in illiquid securities. Moreover, the Fund must always be in compliance with the borrowing policies set forth above.

                          MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of the Trust are responsible for the overall supervision of the Trust's affairs. The Trustees and officers of the Trust and Fund are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Unless otherwise noted, the business address of each Trustee and officer is 255 State Street, Boston, Massachusetts 02109. Those Trustees who are "interested persons" of the Trust or the Fund, as defined in the 1940 Act, are indicated by an asterisk(*).

JESSICA M. BIBLIOWICZ (39), Trustee
Chief Executive Officer of National Financial Partners (a financial services company) (since April 1999). President and Chief Operating Officer of John A. Levin & Co. (a registered investment advisor) (July 1997 to April 1999) and a Director of Baker, Fentress & Company which owns John A. Levin & Co. (July 1997 to April 1999). Executive Vice President of Smith Barney Mutual Funds (from July 1994 to June 1997). Elected Trustee October 30, 1998. Trustee of various investment companies managed by Eaton Vance or Boston Management & Research ("BMR"), a wholly-owned subsidiary of Eaton Vance, since October 30, 1998.
Address:  1301 Avenue of the Americas, New York, New York 10019

DONALD R. DWIGHT (68), Trustee
President of Dwight Partners, Inc. (a corporate relations and communications company). Trustee/Director of the Royce Funds (mutual funds). Trustee of various investment companies managed by Eaton Vance or BMR.
 Address: Clover Mill Lane, Lyme, New Hampshire 03768


JAMES B. HAWKES (57), President and Trustee*
Chairman, President and Chief Executive Officer of BMR, Eaton Vance and their corporate parent and trustee (EVC and EV); Director of EVC and EV. Trustee and officer of various investment companies managed by Eaton Vance or BMR.

SAMUEL L. HAYES, III (64), Trustee
Jacob H. Schiff Professor of Investment  Banking  Emeritus,  Harvard  University
   Graduate School of Business Administration. Trustee of the Kobrick-Cendant Investment Trust (mutual funds). Trustee of various investment companies managed by Eaton Vance or BMR.
Address: 345 Nahatan Road, Westwood, Massachusetts 02090

NORTON H. REAMER (63), Trustee
Chairman of the Board and  Chief  Executive  Officer,  United  Asset  Management
   Corporation (a holding company owning institutional investment management firms); Chairman, President and Director, UAM Funds (mutual funds).
   Trustee of various investment companies managed by Eaton Vance or BMR.
Address: One International Place, Boston, Massachusetts 02110

LYNN A. STOUT (41), Trustee
Professor of Law, Georgetown University Law Center.  Elected Trustee October 30,
     1998. Trustee of various investment companies managed by Eaton Vance or BMR since October 30, 1998.
Address:  600 New Jersey Avenue, NW, Washington, DC  20001


JOHN L. THORNDIKE (72), Trustee
Formerly  Director  of  Fiduciary  Company  Incorporated.   Trustee  of  various
     investment companies managed by Eaton Vance or BMR. Mr. Thorndike will be retiring from the Board of Trustees in July, 1999.
Address: 175 Federal Street, Boston, Massachusetts 02110


JACK L. TREYNOR (69), Trustee
Investment  adviser  and  Consultant.  Trustee of various  investment  companies managed by Eaton Vance or BMR.
Address: 504 Via Almar, Palos Verdes Estates, California 90274

EDWARD E. SMILEY, JR. (54), Vice President
Vice President  of Eaton Vance and BMR since  November 1, 1996;  Senior  Product
   Manager, Equity Management for TradeStreet Investment Associates, Inc., a wholly-owned subsidiary of NationsBank (1992-1996). Officer of various investment companies managed by Eaton Vance or BMR.

MICHAEL B. TERRY (56), Vice President
Vice President of BMR and Eaton Vance. Officer of various investment companies managed by Eaton Vance or BMR.

JAMES L. O'CONNOR (54), Treasurer
Vice President of BMR and Eaton Vance. Officer of various investment companies managed by Eaton Vance or BMR.

ALAN R. DYNNER (58), Secretary
Vice  President  and  Chief  Legal  Officer  of BMR,  Eaton  Vance and EVC since
   November 1, 1996. Previously, he was a Partner of the law firm of Kirkpatrick & Lockhart LLP, New York and Washington, D.C., and was Executive Vice
   President of Neuberger & Berman Management, Inc., a mutual fund management company. Officer of various investment companies managed by Eaton Vance or BMR.

JANET E. SANDERS (63), Assistant Treasurer and Assistant Secretary
Vice President of BMR and Eaton Vance. Officer of various investment companies managed by Eaton Vance or BMR.

A. JOHN MURPHY (36), Assistant Secretary
Vice President of BMR and Eaton Vance. Officer of various investment companies managed by Eaton Vance or BMR.

ERIC G. WOODBURY (41), Assistant Secretary
Vice President of BMR and Eaton Vance. Officer of various investment companies managed by Eaton Vance or BMR.


     The Nominating Committee of the Board of Trustees of the Trust is comprised of the Trustees (except Mr. Thorndike) who are not "interested persons" as that term is defined under the 1940 Act ("noninterested Trustees"). The purpose of the Committee is to recommend to the Board nominees for the position of noninterested Trustee and to assure that at least a majority of the Board of Trustees is independent of Eaton Vance and its affiliates.

     Messrs. Hayes (Chairman), Dwight and Reamer and Ms. Stout are members of the Special Committee of the Board of Trustees of the Trust. The purpose of the Special Committee is to consider, evaluate and make recommendations to the full Board of Trustees concerning (i) all contractual arrangements with service providers to the Fund, including administrative, transfer agency, custodial and fund accounting and distribution services, and (ii) all other matters in which Eaton Vance or its affiliates has any actual or potential conflict of interest with the Fund or its shareholders.

     Messrs. Treynor (Chairman) and Dwight and Ms. Bibliowicz are members of the Audit Committee of the Board of Trustees of the Trust. The Audit Committee's functions include making recommendations to the Board of Trustees regarding the selection of the independent accountants, and reviewing matters relative to trading and brokerage policies and practices, accounting and auditing practices and procedures, accounting records, internal accounting controls, and the functions performed by the custodian, transfer agent and dividend disbursing agent of the Trust.

     Trustees of the Trust who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Trustees Deferred Compensation Plan (the "Trustees' Plan"). Under the Trustees' Plan, an eligible Trustee may elect to have his deferred fees invested by the Fund in the shares of one or more funds in the Eaton Vance Family of Funds, and the amount paid to the Trustees under the Trustees' Plan will be determined based upon the performance of such investments. Deferral of Trustees' fees in accordance with the Trustees' Plan will have a negligible effect on the Fund's assets, liabilities, and net income per share, and will not obligate the Fund to retain the services of any Trustee or obligate the Fund to pay any particular level of compensation to the Trustee. The Trust does not have retirement plan for its Trustees.


     The fees and expenses of the noninterested Trustees of the Trust are paid by the Fund (and the other series of the Trust). (The Trustees of the Trust who are members of the Eaton Vance organization receive no compensation from the Fund.) During the fiscal year ending December 31, 1998, the noninterested Trustees of the Trust earned the following compensation in their capacities as Trustees from the Fund and for the year ended December 31, 1998, earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex(1):


                                                            AGGREGATE         AGGREGATE         TOTAL COMPENSATION
                                                          COMPENSATION      COMPENSATION           FROM TRUST AND
NAME                                                        FROM TRUST(2)     FROM FUND            FUND COMPLEX
----                                                        ----------        ---------            ------------
Jessica M. Bibliowicz(6).............................         $   548             $183                $  33,334
Donald R. Dwight.....................................           2,666              --                   160,000(3)
Samuel L. Hayes, III.................................           2,639              --                   170,000(4)
Lynn A. Stout(6).....................................             386              192                   32,842
John L. Thorndike....................................           2,568              --                   160,000(5)
Jack L. Treynor......................................           3,216              --                   170,000


(1) As of May 1, 1999, the Eaton Vance fund complex consists of 154 registered investment companies or series thereof.
(2)  The Trust consisted of 8 Funds as of December 31, 1998.
(3)  Includes $60,000 of deferred compensation.
(4)  Includes $41,563 of deferred compensation.
(5)  Includes $119,091 of deferred compensation.
(6)  Ms. Bibliowicz and Ms. Stout were elected as Trustees on October 30, 1998.

ORGANIZATION. The Fund is a series of the Trust, which is organized under Massachusetts law as a business trust and is operated as an open-end management investment company. On May 1, 1999, the Fund changed it name from EV Traditional Emerging Growth Fund to Eaton Vance Emerging Growth Fund. Eaton Vance pursuant to its agreement with the Trust, controls the use of the words "Eaton Vance" and "EV" in the Fund's name and may use the words "Eaton Vance" or "EV" in other connections and for other purposes.

     As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by shareholders. In such an event the Trustees than in office will call a shareholders' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust's By-laws, the Trustees shall continue to hold office and may appoint successor Trustees.


     The Trust's By-laws provide that no person shall serve as a Trustee if shareholders holding two-thirds of the outstanding shares have removed him from the office either by a written declaration filed with the Trust's custodian or by votes cast at a meeting called for that purpose. The By-laws further provide that under certain circumstances the shareholders may call a meeting to remove a Trustee and that the Trust is required to provide assistance in communication with shareholders about such a meeting.


     The Trust's Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust, the financial interests of which are affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series or to make such other changes (such as reclassifying series of classes of shares or restructuring the Trust) as do not have a materially adverse effect on the financial interests of shareholders or if they deem it necessary to conform it to applicable federal or state laws or regulations. The Trust or any series or class thereof may be terminated by: (1) the affirmative vote of the holders of not less than two-thirds of the shares of the outstanding voting securities and entitled to vote at any meeting of shareholders of the Trust, or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the shares of the Trust or a series or class thereof, provided, however, that, if such termination is recommended by the Trustees, the vote of a majority of the outstanding voting securities of the Trust or a series or class thereof entitled to vote thereon shall be sufficient authorization; or (2) by means of an instrument in writing signed by a majority of the Trustees, to be followed by a written notice to shareholders stating that a majority of the Trustees has determined that the continuation of the Trust or a series or a class thereof is not in the best interest of the Trust, such series or class or of their respective shareholders.

     The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law; but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

     Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. The Trust's Declaration of Trust contains an express disclaimer of liability on the part of the Fund shareholders and the Trust's By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. The Declaration of Trust also contains provisions limiting the liability of a series or class to that series or class. Moreover, the Trust's By-laws also provide for indemnification out of the property of the Fund or any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. The assets of the Fund are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of the Fund's business and the nature of its assets, management believes that the possibility of the Fund's liability exceeding its assets, and therefore the shareholder's risk of personal liability, is remote.

                 INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES

INVESTMENT ADVISORY SERVICES. The Trust on behalf of the Fund engages Eaton Vance as investment adviser pursuant to an Investment Advisory Agreement dated December 31, 1996.

     The Fund pays Eaton Vance as compensation under the Investment Advisory Agreement a monthly fee based on average daily net assets as follows:

                            AVERAGE DAILY NET                              ANNUALIZED FEE RATE     MONTHLY FEE RATE
                          ASSETS FOR THE MONTH                               (FOR EACH LEVEL)      (FOR EACH LEVEL)
Up to $500 million.....................................................          0.7500%               1/16 of 1%
$500 million but less than $1 billion..................................          0.6875%             11/192 of 1%
$1 billion but less than $1.5 billion..................................          0.6250%               5/96 of 1%
$1.5 billion but less than $2 billion..................................          0.5625%               3/64 of 1%
$2 billion but less than $3 billion....................................          0.5000%               1/24 of 1%
$3 billion and over....................................................          0.4375%              7/192 of 1%



     As of December 31, 1998, the Fund had net assets of $368,447. For the fiscal year ended December 31, 1998, and for the period from the start of business, January 2, 1997, to December 31, 1997, absent a fee reduction, the Fund would have paid Eaton Vance advisory fees of $2,439 and $1,896, respectively (each equivalent to 0.75% (annualized) of the Fund's average daily net assets for such period). To enhance the net income of the Fund, Eaton Vance made a reduction of the full amount of its advisory fee and Eaton Vance was allocated a portion of expenses related to the operation of the Fund in the amount of $29,456 and $24,157, respectively.


     The Investment Advisory Agreement with Eaton Vance continues in effect from year to year for so long as such continuance is approved at least annually (i) by the vote of a majority of the noninterested Trustees of the Trust cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities of the Fund. The Agreement may be terminated at any time without penalty on sixty (60) days' written notice by the Board of Trustees of either party, or by vote of the majority of the outstanding voting securities of the Fund, and the Agreement will terminate automatically in the event of its assignment. The Agreement provides that Eaton Vance may render services to others. The Agreement also provides that Eaton Vance shall not be liable for any loss incurred in connection with the performance of its duties, or action taken or omitted under that Agreement, in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties thereunder, or for any losses sustained in the acquisition, holding or disposition of any security or other investment.

ADMINISTRATIVE SERVICES. As indicated in the prospectus, Eaton Vance serves as administrator of the Fund, but currently receives no compensation for providing administrative services to the Fund. Under its Administrative Services Agreement with the Fund, Eaton Vance has been engaged to administer the Fund's affairs, subject to the supervision of the Trustees of the Trust, and shall furnish for the use of the Fund office space and all necessary office facilities, equipment and personnel for administering the affairs of the Fund.

INFORMATION ABOUT EATON VANCE. Eaton Vance and EV are both wholly-owned subsidiaries of EVC. Eaton Vance is a Massachusetts business trust, and EV is the trustee of Eaton Vance. The Directors of EV are James B. Hawkes and Benjamin
A. Rowland, Jr. The Directors of EVC consist of the same persons and John G.L. Cabot, John M. Nelson, Vincent M. O'Reilly and Ralph Z. Sorenson. Mr. Hawkes is chairman, president and chief executive officer of EVC, Eaton Vance and EV. All of the issued and outstanding shares of Eaton Vance and of EV are owned by EVC. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust, the Voting Trustees of which are Messrs. Hawkes and Rowland and Alan R. Dynner, Thomas E. Faust, Jr., Thomas J. Fetter, Duncan W. Richardson, William M. Steul and Wharton P. Whitaker (all of whom are officers of Eaton Vance). The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of Eaton Vance who are also officers or officers and Directors of EVC and EV. As indicated under "Management and Organization," all of the officers of the Trust (as well as Mr. Hawkes who is also a Trustee) hold positions in the Eaton Vance organization.


EXPENSES. The Fund is responsible for all expenses not expressly stated to be payable by another party (such as the investment adviser under the Investment Advisory Agreement, Eaton Vance under the Administrative Services Agreement or the principal underwriter under the Distribution Agreement). In the case of expenses incurred by the Trust, the Fund is responsible for its pro rata share of those expenses.

                             OTHER SERVICE PROVIDERS


PRINCIPAL UNDERWRITER. Eaton Vance Distributors, Inc. ("EVD"), 255 State Street, Boston, Massachusetts 02109, is the Fund's principal underwriter. The principal underwriter acts as principal in selling shares of the Fund under the Distribution Agreement with the Trust on behalf of the Fund. The expenses of printing copies of prospectuses used to offer shares and other selling literature and of advertising are borne by the principal underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of the Fund and its shares under federal and state securities laws are borne by the Fund. The Distribution Agreement is renewable annually by the Trust's Board of Trustees (including a majority of the noninterested Trustees), may be terminated on six months' notice by either party, and is automatically terminated upon assignment. The principal underwriter distributes Fund shares on a "best efforts" basis under which it is required to take and pay for only such shares as may be sold. The principal underwriter allows investment dealer discounts from the applicable public offering price which are alike for all investment dealers. The principal underwriter may allow, upon notice to all investment dealers with whom it has agreements, discounts up to the full sales charge during the periods specified in the notice. During periods when the discount includes the full sales charge, such investment dealers may be deemed to be underwriters as that term is defined in the Securities Act of 1933. The total sales charges paid in connection with sales of shares of the Fund for the fiscal year ended December 31, 1998 and for the period from the start of business, January 2, 1997, to December 31, 1997, was $137 and $32, respectively, of which $18 and $6, respectively, was received by the principal underwriter and $119 and $26, respectively, was received by investment dealers.


     The Fund has authorized the principal underwriter to act as its agent in repurchasing shares and will pay the principal underwriter $2.50 for each repurchase transaction handled by the principal underwriter. The principal underwriter estimates that the expenses incurred by it in acting as repurchase agent for the Fund will exceed the amounts paid therefor by the Fund. For the fiscal year ended December 31, 1998 and for the period from the start of business, January 2, 1997, to December 31, 1997, there were no repurchase transactions of the Fund handled by the principal underwriter.

CUSTODIAN. Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, Boston, Massachusetts 02116, serves as custodian to the Fund. IBT has the custody of all cash and securities of the Fund, maintains the Fund's general ledger and computes the daily net asset value of the Fund. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with the Fund's investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Fund. IBT also provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the SEC. EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including IBT. It is Eaton Vance's opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between the Fund and such banks.

INDEPENDENT ACCOUNTANTS. PricewaterhouseCoopers LLP, One Post Office Square, Boston, Massachusetts 02109, are the independent accountants of the Fund, providing audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the SEC.


TRANSFER AGENT. First Data Investor Services Group, P.O. Box 5123, Westborough, Massachusetts 01581-5123, serves as transfer and dividend disbursing agent for the Fund.

                         PURCHASING AND REDEEMING SHARES

CALCULATION OF NET ASSET VALUE. The net asset value of the Fund is computed by IBT (as agent and custodian for the Fund) by subtracting the liabilities of the Fund from the value of its total assets. The Fund will be closed for business and will not price its shares on the following business holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


     Securities listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System generally are valued at closing sale prices or, if there were no sales, at the mean between the closing bid and asked prices therefor on the exchange where such securities are principally traded or on such National Market System. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices on the principal market where the security was traded. An option is valued at the last sale price as quoted on the principal exchange or board of trade on which such option or contract is traded or, in the absence of a sale, at the mean between the last bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. All other securities are valued at fair value as determined in good faith by or at the direction of the Trustees.


     Generally, trading in the foreign securities owned by the Fund is substantially completed each day at various times prior to the close of the Exchange. The values of these securities used in determining the net asset value of the Fund's shares are computed as of such times. Occasionally, events affecting the value of foreign securities may occur between such times and the close of the Exchange which will not be reflected in the computation of the Fund's net asset value (unless the Fund deems that such events would materially affect its net asset value, in which case an adjustment would be made and reflected in such computation). Foreign securities and currency held by the Fund will be valued in U.S. dollars; such values will be computed by the custodian based on foreign currency exchange rate quotations supplied by an independent pricing service.

ADDITIONAL INFORMATION ABOUT PURCHASES. Fund shares are continuously offered through investment dealers which have entered agreements with the principal underwriter. The public offering price is the net asset value next computed after receipt of the order, plus, a variable percentage (sale charge) depending upon the amount of purchase as indicated by the sales charge table set forth in the prospectus. The sales charge is divided between the principal underwriter and the investment dealer. The sales charge table is applicable to purchases of the Fund alone or in combination with purchases of certain other funds offered by the principal underwriter, made at a single time by (i) an individual, or an individual, his spouse and their children under the age of twenty-one, purchasing shares for his or their own account, and (ii) a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account. The table is also presently applicable to (1) purchases of Fund shares pursuant to a written Statement of Intention; or (2) purchases of Fund shares pursuant to the Right of Accumulation and declared as such at the time of purchase. See "Sales Charges".

     In connection with employee benefit or other continuous group purchase plans, the Fund may accept initial investments of less than $1,000 on the part of an individual participant. In the event a shareholder who is a participant of such a plan terminates participation in the plan, his or her shares will be transferred to a regular individual account. However, such account will be subject to the right of redemption by the Fund as described below.

ACQUIRING FUND SHARES IN EXCHANGE FOR SECURITIES. IBT, as escrow agent, will receive securities acceptable to Eaton Vance, as administrator, in exchange for Fund shares. The minimum value of securities (or securities and cash) accepted for deposit is $5,000. Securities accepted will be sold on the day of their receipt or as soon thereafter as possible. The number of Fund shares to be issued in exchange for securities will be the aggregate proceeds from the sale of such securities, divided by the applicable public offering price per Fund share on the day such proceeds are received. Eaton Vance will use reasonable efforts to obtain the then current market price for such securities but does not guarantee the best available price. Eaton Vance will absorb any transaction costs, such as commissions, on the sale of the securities. Securities determined to be acceptable should be transferred via book entry or physically delivered, in proper form for transfer, through an investment dealer, together with a completed and signed Letter of Transmittal in approved form (available from investment dealers). Investors who are contemplating an exchange of securities for shares, or their representatives, must contact Eaton Vance to determine whether the securities are acceptable before forwarding such securities. Eaton Vance reserves the right to reject any securities. Exchanging securities for shares may create a taxable gain or loss. Each investor should consult his or her tax adviser with respect to the particular federal, state and local tax consequences of exchanging securities.

SUSPENSION OF SALES. The Fund may, in its absolute discretion, suspend, discontinue or limit the offering of shares at any time. In determining whether any such action should be taken, the Fund's management intends to consider all relevant factors, including (without limitation) the size of the Fund, the investment climate and market conditions, and the volume of sales and redemptions of shares. Suspension of the offering of shares would not, of course, affect a shareholder's ability to redeem shares.

                                      -14

ADDITIONAL INFORMATION ABOUT REDEMPTIONS. The right to redeem shares of the Fund can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the SEC, or during any emergency as determined by the SEC which makes it impracticable for the Fund to dispose of its securities or value its assets, or during any other period permitted by order of the SEC for the protection of investors.

     While normally payments will be made in cash for redeemed shares, the Trust, subject to compliance with applicable regulations, has reserved the right to pay the redemption price of shares of the Fund, either totally or partially, by a distribution in kind of readily marketable securities. The securities so distributed would be valued pursuant to the Fund's valuation procedures. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

     Due to the high cost of maintaining small accounts, the Trust reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days' written notice to make an additional purchase. However, no such redemption would be required by the Trust if the cause of the low account balance was a reduction in the net asset value of shares. No CDSC will be imposed with respect to such involuntary redemptions.

SYSTEMATIC WITHDRAWAL PLAN. The transfer agent will send to the shareholder regular monthly or quarterly payments of any permitted amount designated by the shareholder based upon the value of the shares held. The checks will be drawn from share redemptions and hence, although they are a return of principal, may require the recognition of taxable gain or loss. Income dividends and capital gain distributions in connection with withdrawal plan accounts will be credited at net asset value as of the record date for each distribution. Continued withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices. A shareholder may not have a withdrawal plan in effect at the same time he or she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares. The shareholder, transfer agent or the principal underwriter will be able to terminate the withdrawal plan at any time without penalty.

                                 SALES CHARGES

DEALER COMMISSIONS. The principal underwriter may, from time to time, at its own expense, provide additional incentives to investment dealers which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the principal underwriter. In some instances, such additional incentives may be offered only to certain investment dealers whose representatives sell or are expected to sell significant amounts of shares. In addition, the principal underwriter may from time to time increase or decrease the sales commissions payable to investment dealers. The principal underwriter may allow, upon notice to all investment dealers with whom it has agreements, discounts up to the full sales charge during the periods specified in the notice. During periods when the discount includes the full sales charge, such investment dealers may be deemed to be underwriters as that term is defined in the Securities Act of 1933.


SALES CHARGE WAIVERS. Fund shares may be sold at net asset value to current and retired Directors and Trustees of Eaton Vance funds; to clients and current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers of Eaton Vance sponsored funds; to registered representatives and employees of investment dealers and bank employees who refer customers to registered representatives of investment dealers; to officers and employees of IBT and the transfer agent; persons associated with law firms providing services to Eaton Vance and the Eaton Vance funds; and to such persons' spouses, parents, siblings and children and their beneficial accounts. Fund shares may also be issued at net asset value (1) in connection with the merger of an investment company or series thereof with the Fund, (2) to investors making an investment as part of a fixed fee program whereby an entity unaffiliated with the investment adviser provides multiple investment services, such as management, brokerage and custody, and (3) to investment advisors, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; clients of such investment advisors, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment advisor, financial planner or other intermediary on the books and records of the broker or agent; and retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Sections 401(a), 403(b) or 457 of the Internal Revenue Code of 1986, as amended (the "Code") and "rabbi trusts". Subject to the applicable provisions of the 1940 Act, the Trust may issue Fund shares at net asset value in the event that an investment company (whether a regulated or private investment company or a personal holding company) is merged or consolidated with or acquired by the Fund. Normally no sales charges will be paid in connection with an exchange of Fund shares for the assets of such investment company. Fund shares may be sold at net asset value to any investment advisory, agency, custodial or trust account managed or administered by Eaton Vance or by any parent, subsidiary or other affiliate of Eaton Vance. Fund shares are offered at net asset value to the foregoing persons and in the foregoing situations because either (i) there is no sales effort involved in the sale of shares or (ii) the investor is paying a fee (other than the sales charge) to the investment dealer involved in the sale.

STATEMENT OF INTENTION. If it is anticipated that $50,000 or more of Fund shares and shares of other funds exchangeable for Class A shares of another Eaton Vance fund will be purchased within a 13-month period, a Statement of Intention should be signed so that shares may be obtained at the same reduced sales charge as though the total quantity were invested in one lump sum. Shares held under Right of Accumulation (see below) as of the date of the Statement will be included toward the completion of the Statement. The Statement authorizes the transfer agent to hold in escrow sufficient shares (5% of the dollar amount specified in the Statement) which can be redeemed to make up any difference in sales charge on the amount intended to be invested and the amount actually invested. Execution of a Statement does not obligate the shareholder to purchase or the Fund to sell the full amount indicated in the Statement, and should the amount actually purchased during the 13-month period be more or less than that indicated on the Statement, price adjustments will be made. Any investor considering signing a Statement of Intention should read it carefully.


RIGHT OF ACCUMULATION. The applicable sales charge level for the purchase of Fund shares is calculated by taking the dollar amount of the current purchase and adding it to the value (calculated at the maximum current offering price) of the Fund shares the shareholder owns in his or her account(s) in the Fund, and shares of other funds exchangeable for Fund shares. The sales charge on the shares being purchased will then be at the rate applicable to the aggregate. Shares purchased (i) by an individual, his or her spouse and their children under the age of twenty-one, and (ii) by a trustee, guardian or other fiduciary of a single trust estate or a single fiduciary account, will be combined for the purpose of determining whether a purchase will qualify for the Right of Accumulation and if qualifying, the applicable sales charge level. For any such discount to be made available, at the time of purchase a purchaser or his or her investment dealer must provide the principal underwriter (in the case of a purchase made through an investment dealer) or the transfer agent (in the case of an investment made by mail) with sufficient information to permit verification that the purchase order qualifies for the accumulation privilege. Confirmation of the order is subject to such verification. The Right of Accumulation privilege may be amended or terminated at any time as to purchases occurring thereafter.

TAX-SHELTERED RETIREMENT PLANS. Fund shares are available for purchase in connection with certain tax-sheltered retirement plans. Detailed information concerning these plans, including certain exceptions to minimum investment requirements, and copies of the plans are available from the principal underwriter. This information should be read carefully and consultation with an attorney or tax adviser may be advisable. The information sets forth the service fee charged for retirement plans and describes the federal income tax consequences of establishing a plan. Participant accounting services (including trust fund reconciliation services) will be offered only through third party recordkeepers and not by the principal underwriter. Under all plans, dividends and distributions will be automatically reinvested in additional shares.


SERVICE PLAN. The Trust on behalf of the Fund has adopted a Service Plan (the "Plan") designed to meet the service fee requirements of the sales charge rule of the NASD (Management believes service fee payments are not distribution expenses governed by Rule 12b-1 under the 1940 Act, but has chosen to have the Plan approved as if that Rule were applicable.) The following supplements the discussion of the Plan contained in the Fund's prospectus.


     The Plan remains in effect from year to year for so long as such continuance is approved at least annually by the vote of both a majority of (i) the noninterested Trustees who have no direct or indirect financial interest in the operation of the Plan or any agreements related to it (the "Plan Trustees") and (ii) all of the Trustees then in office, cast in person at a meeting (or meetings) called for the purpose of voting on the Plan. The Plan may be terminated any time by vote of the Plan Trustees or by vote of a majority of the outstanding voting securities of the Fund. The Plan was approved by the Trustees, including the Plan Trustees, on June 23, 1997.

     The Plan requires quarterly Trustee review of a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plan may not be amended to increase materially the payments described herein without approval of the shareholders of the Fund and the Trustees. So long as the Plan is in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion such Trustees. The Trustees have determined that in their judgment there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders.


     During the fiscal year ended December 31, 1998, the Fund made service fee payments under the Plan aggregating $576, all of which was retained by the principal underwriter.

                                   PERFORMANCE

     Average annual total return is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation, and distributions paid and reinvested) for the stated period and annualizing the result. The calculation assumes the maximum initial sales charge is deducted from the initial $1,000 purchase order and that all distributions are reinvested at net asset value on the reinvestment dates during the period. The Fund may also publish total return figures for the Fund based on reduced sales charges or at net asset value. These returns would be lower if the full sales charge was imposed.

     The table below indicates the cumulative and average total return on a hypothetical investment of $1,000 in the Fund covering the one-year period ended December 31, 1998, and the life of the Fund from January 2, 1997 through December 31, 1998. The "Value of Initial Investment" reflects the deduction of the maximum sales charge of 5.75%. Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost. Information presented with two asterisks (**) includes the effect of subsidizing expenses. Returns would have been lower without subsidies.

                          VALUE OF A $1,000 INVESTMENT

                                   VALUE OF      VALUE OF       TOTAL RETURN EXCLUDING       TOTAL RETURN INCLUDING
   INVESTMENT      INVESTMENT      INITIAL      INVESTMENT       MAXIMUM SALES CHARGE         MAXIMUM SALES CHARGE
     PERIOD           DATE        INVESTMENT   ON 12/31/98   CUMULATIVE         ANNUALIZED  CUMULATIVE     ANNUALIZED
     ------           ----        ----------   -----------   ----------         ----------  ----------     ----------

Life of Fund**       1/2/97        $942.51      $1,295.41      37.44%            17.24%       29.54%         13.82%
1 Year Ended
 12/31/98          12/31/97        $942.56      $1,086.32      15.25%            15.25%        8.63%         8.63%



     The Fund's total return may be compared to relevant indices, such as the Consumer Price Index and various domestic and foreign securities indices. The Fund's total return and comparisons with these indices may be used in advertisements and in information furnished to present or prospective shareholders. The Fund's performance may differ from that of other investment companies. In addition, evaluations of the Fund's performance or rankings or ratings of mutual funds (which include the Fund) made by independent sources may be used in advertisements and in information furnished to present or prospective shareholders. Information, charts and illustrations showing the effect of compounding interest or relating to inflation and taxes (including their effects on the dollar and the return on stocks and other investment vehicles) may also be included in advertisements and materials furnished to present and prospective investors.

     Information used in advertisements and in materials furnished to present or prospective shareholders may include statistics, data and performance studies prepared by independent organizations or included in various publications reflecting the investment performance or return achieved by various classes and types of investments (E.G. common stocks, small company stocks, long-term corporate bonds, long-term government bonds, intermediate-term government bonds, U.S. Treasury bills) over various periods of time. This information may be used to illustrate the benefits of long-term investments in common stocks. Information about the allocation and holdings of investments in the Fund's portfolio may be included in advertisements and other material furnished to present and prospective shareholders.

     Information used in advertisements and in materials provided to present and prospective shareholders may include descriptions of Eaton Vance and other Fund and Portfolio service providers, their investment styles, other investment products, personnel and Fund distribution channels.

     Information used in advertisements and materials furnished to present and prospective investors may include statements or illustrations relating to the appropriateness of certain types of securities and/or mutual funds to meet specific financial goals. Such information may address:

          ---  cost associated with aging parents;
          ---  funding a college  education  (including its actual and estimated cost);
          --- health care expenses (including actual and projected expenses); --- long-term disabilities (including the availability of, and coverage provided by, disability insurance); and
          --- retirement (including the availability of social security benefits, the tax treatment of such benefits and statistics and other information relating to maintaining a particular standard of living and outliving existing assets).

     Such information may also address different methods for saving money and the results of such methods, as well as the benefits of investing in equity securities. Such information may describe: the potential for growth; the performance of equities as compared to other investment vehicles; and the value of investing as early as possible and regularly, as well as staying invested.
The benefits of investing in equity securities by means of a mutual fund may also be included (such benefits may include diversification, professional management and the variety of equity mutual fund products).

     The Fund (or principal underwriter) may provide information about Eaton Vance, its affiliates and other investment advisers to the funds in the Eaton Vance Family of Funds in sales material or advertisements provided to investors or prospective investors. Such material or advertisements may also provide information on the use of investment professionals by such investors.

                         CERTAIN HOLDERS OF FUND SHARES


     As of April 1, 1999, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of the same date, Eaton Vance Management, Boston, MA was the record owner of approximately 67.6% of the outstanding shares and Robert A. Chisholm, Melrose, MA and Brian Jacobs, Cohasset, MA held of record and beneficially owned 6.7% and 5.7%, respectively, of the outstanding shares of the Fund. To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares as of such date.

                                      TAXES

     Each series of the Trust is treated as a separate entity for accounting and tax purposes. The Fund has elected to be treated, and intends to qualify each year as a regulated investment company ("RIC") under the Code. Accordingly, the Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute substantially all of its net income and net short-term and long-term capital gains in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to avoid paying any federal income or excise tax.

     In order to avoid incurring a federal excise tax obligation, the Code requires that the Fund distribute (or be deemed to have distributed) by December 31 of each calendar year at least 98% of its ordinary income (not including tax-exempt income) for such year, at least 98% of its capital gain net income, which is the excess of its realized capital gains over its realized capital losses, generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by (i) any available capital loss carryforwards and (ii) 100% of any income and capital gains from the prior year (as previously computed) that was not paid out during such year and on which the Fund was not taxed. Under current law, provided that the Fund qualifies as a RIC, the Fund should not be liable for any income, excise or franchise tax in the Commonwealth of Massachusetts.

     Certain foreign exchange gains and losses realized by the Fund in connection with its investments in foreign securities, foreign currency, and foreign currency-related options, futures or forward contracts may be treated as ordinary income and losses under special tax rules. Certain options, futures or forward contracts of the Fund may be required to be marked to market (i.e., treated as if closed out) on the last day of each taxable year, and any gain or loss realized with respect to these contracts may be required to be treated as 60% long-term and 40% short-term gain or loss, or, in the case of certain currency-related positions as described above, recharacterized as ordinary income or loss. Positions of the Fund in securities and offsetting options, swaps, futures or forward contracts may be treated as "straddles" and be subject to other special rules that may affect the amount, timing and character of the Fund's distributions to shareholders. Certain uses of foreign currency and foreign currency derivatives such as options, futures, forward contracts and swaps and investment by the Fund in certain "passive foreign investment companies" may be limited or a tax election may be made, if available, in order to preserve the Fund's qualification as a RIC or avoid imposition of a tax on the Fund.


     Distributions of the excess of net long-term capital gains over short-term capital losses earned by the Fund, taking into account any capital loss carryforwards that may be available to the Fund in years after its first taxable year, are taxable to shareholders of the Fund as long-term capital gains, whether received in cash or in additional shares and regardless of the length of time their shares have been held. Certain distributions, if declared in October, November or December and paid the following January, will be taxed to shareholders as if received on December 31 of the year in which they are declared.

     Any loss realized upon the redemption or exchange of shares of the Fund with a tax holding period of 6 months or less will be treated as a long-term capital loss to the extent of any distribution of net long-term capital gains with respect to such shares. In addition, a loss realized on a redemption of Fund shares may be disallowed under certain "wash sale" rules if other Fund shares are acquired (whether through reinvestment of dividends or otherwise) within a period beginning 30 days before and ending 30 days after the date of such redemption. Any disallowed loss will result in an adjustment to the shareholder's tax basis in some or all of the other shares acquired.


     Sales charges paid upon a purchase of shares of a Fund cannot be taken into account for purposes of determining gain or loss on a redemption or exchange of the shares before 91st day after their purchase to the extent a sales charge is reduced or eliminated in a subsequent acquisition of shares of the Fund or of another fund pursuant to the Fund's reinvestment or exchange privilege. Any disregarded amounts will result in an adjustment to the shareholder's tax basis in some or all of any other shares acquired.


     Amounts paid by the Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number ("TIN") and certain certifications required by the Internal Revenue Service (the "IRS"), as well as shareholders with respect to whom the Fund has received certain information from the IRS or a broker, may be subject to "backup" withholding of federal income tax arising from the Fund's taxable dividends and other distributions as well as the proceeds of redemption transactions (including repurchases and exchanges) at a rate of 31%. An individual's TIN is generally his or her social security number.

     Non-resident alien individuals, foreign corporations and certain other foreign entities generally will be subject to a U.S. withholding tax at a rate of 30% on the Fund's distributions from its ordinary income and the excess of its net short-term capital gain over its net long-term capital loss, unless the tax is reduced or eliminated by an applicable tax convention. Distributions from the excess of the Fund's net long-term capital gain over its net short-term capital loss received by such shareholders and any gain from the sale or other disposition of shares of the Fund generally will not be subject to U.S. federal income taxation, provided that non-resident alien status has been certified by the shareholder. Different U.S. tax consequences may arise if: (i) the shareholder is engaged in a trade or business in the United States; (ii) the shareholder is present in the United States for a sufficient period of time during a taxable year to be treated as a U.S. resident; or (iii) the shareholder fails to provide, or renew after expiration, any required certifications regarding its status as a non-resident alien investor. Foreign shareholders should consult their tax advisers regarding the U.S. and foreign tax consequences of an investment in the Fund.


     The foregoing discussion does not describe many of the tax rules applicable to IRAs nor does it address the special tax rules applicable to certain other classes of investors, such as other retirement plans, tax-exempt entities, insurance companies and financial institutions. Shareholders should consult their own tax advisers with respect to these or other special tax rules that may apply in their particular situations, as well as the state, local, and, where applicable, foreign tax consequences of investing in the Fund.

                         PORTFOLIO SECURITY TRANSACTIONS

     Decisions concerning the execution of Fund portfolio security transactions, including the selection of the market and the broker-dealer firm, are made by Eaton Vance. Eaton Vance is also responsible for the execution of transactions for all other accounts managed by it. Eaton Vance places the portfolio security transactions of the Fund and of certain other accounts managed by it for execution with many broker-dealer firms. Eaton Vance uses its best efforts to obtain execution of portfolio transactions at prices which are advantageous to the Fund and (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, Eaton Vance will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the size and type of the transaction, the general execution and operational capabilities of the broker-dealer, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the reputation, reliability, experience and financial condition of the broker-dealer, the value and quality of services rendered by the broker-dealer in other transactions, and the reasonableness of the commission or spread, if any. Transactions on stock exchanges and other agency transactions involve the payment by the Fund of negotiated brokerage commissions. Such commissions vary among different broker-dealer firms, and a particular broker-dealer may charge different commissions according to such factors as the difficulty and size of the transaction and the volume of business done with such broker-dealer. Transactions in foreign securities usually involve the payment of fixed brokerage commissions, which are generally higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid or received by the Fund usually includes an undisclosed dealer markup or markdown. In an underwritten offering the price paid by the Fund includes a disclosed fixed commission or discount retained by the underwriter or dealer. Although commissions paid on portfolio transactions will, in the judgment of Eaton Vance, be reasonable in relation to the value of the services provided, commissions exceeding those which another firm might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the Fund and Eaton Vance's other clients in part for providing brokerage and research services to Eaton Vance.

     As authorized in Section 28(e) of the Securities Exchange Act of 1934, a broker or dealer who executes a portfolio transaction on behalf of the Fund may receive a commission which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if Eaton Vance determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided. This determination may be made on the basis of either that particular transaction or on the basis of overall responsibilities which Eaton Vance and its affiliates have for accounts over which it exercises investment discretion. In making any such determination, Eaton Vance will not attempt to place a specific dollar value on the brokerage and research services provided or to determine what portion of the commission should be related to such services. Brokerage and research services may include advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement); and the "Research Services" referred to in the next paragraph.

     It is a common practice of the investment advisory industry for the advisers of investment companies, institutions and other investors to receive research, statistical and quotation services, data, information and other services, products and materials which assist such advisers in the performance of their investment responsibilities ("Research Services") from broker-dealers which execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, Eaton Vance may receive Research Services from broker-dealer firms with which Eaton Vance places the portfolio transactions of the Fund and from third parties with which these broker-dealers have arrangements. These Research Services may include such matters as general economic and market reviews, industry and company reviews, evaluations of securities and portfolio strategies and transactions and recommendations as to the purchase and sale of securities and other portfolio transactions, financial, industry and trade publications, news and information services, pricing and quotation equipment and services, and research oriented computer hardware, software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by Eaton Vance in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to Eaton Vance in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client's account or of a few clients' accounts, or may be useful for the management of merely a segment of certain clients' accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The advisory fee paid by the Fund is not reduced because Eaton Vance receives such Research Services. Eaton Vance evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and attempts to allocate sufficient commissions to such firms to ensure the continued receipt of Research Services which Eaton Vance believes are useful or of value to it in rendering investment advisory services to its clients.

     Subject to the requirement that Eaton Vance shall use its best efforts to seek to execute portfolio security transactions at advantageous prices and at reasonably competitive commission rates or spreads, Eaton Vance is authorized to consider as a factor in the selection of any broker-dealer firm with whom Fund portfolio orders may be placed the fact that such firm has sold or is selling shares of the Fund or of other investment companies sponsored by Eaton Vance. This policy is not inconsistent with a rule of the NASD, which rule provides that no firm which is a member of the NASD shall favor or disfavor the distribution of shares of any particular investment company or group of investment companies on the basis of brokerage commissions received or expected by such firm from any source.

     Securities considered as investments for the Fund may also be appropriate for other investment accounts managed by Eaton Vance or its affiliates. Whenever decisions are made to buy or sell securities by the Fund and one or more of such other accounts simultaneously, Eaton Vance will allocate the security transactions (including "hot" issues) in a manner which it believes to be equitable under the circumstances. As a result of such allocations, there may be instances where the Fund will not participate in a transaction that is allocated among other accounts. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis. An order may not be allocated on a pro rata basis where, for example (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or (iv) where Eaton Vance reasonably determines that departure from a pro rata allocation is advisable. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to the Fund from time to time, it is the opinion of the Trustees of the Trust that the benefits available from the Eaton Vance organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.


     For the fiscal year ended December 31, 1998, the Fund paid brokerage commissions of $563 with respect to portfolio transactions. Of this amount, approximately $507 was paid in respect of portfolio security transactions aggregating approximately $228,677 to firms which provided some Research Services to the investment adviser's organization (although many of such firms may have been selected in any particular transaction primarily because of their execution capabilities).

     For the period from the start of business, January 2, 1997, to December 31, 1997, Eaton Vance paid brokerage commissions of $17,708, all of which was paid in respect of portfolio security transactions aggregating approximately $513,711 to firms which provided some research services to Eaton Vance or its affiliates (although many of such firms may have been selected in any particular transaction primarily because of their execution capabilities).

                              FINANCIAL STATEMENTS

     The audited financial statements of and the report of independent accountants for the Fund appear in the Fund's most recent annual report to shareholders and is incorporated by reference into this SAI. A copy of the Fund's annual report accompanies this SAI. Consistent with applicable law, duplicate mailings of shareholder reports and certain other Fund information to shareholders residing at the same address may be eliminated.

     Registrant  incorporates by reference the audited financial information for
the  fiscal  year  ended   December  31,  1998  for  the  Fund   (Accession  No.
0000928816-99-000059) as previously filed electronically with the Commission.

                                    PART B
        INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

                                                        STATEMENT OF
                                                        ADDITIONAL INFORMATION
                                                        May 1, 1999

                      EATON VANCE EMERGING MARKETS FUND

                                 EATON VANCE
                     INSTITUTIONAL EMERGING MARKETS FUND
                               255 State Street
                         Boston, Massachusetts 02109
                                (800) 225-6265

    This Statement of Additional Information ("SAI") provides general information about Eaton Vance Emerging Markets Fund (the "Emerging Markets Fund"), Eaton Vance Institutional Emerging Markets Fund (the "Institutional Emerging Markets Fund") (each a "Fund") and the Portfolio. Each Fund is a series of Eaton Vance Special Investment Trust. Capitalized terms used in this SAI and not otherwise defined have the meanings given to them in the prospectus. This SAI contains additional information about:

                                                                          Page
    Strategies and Risks ................................................    2
    Investment Restrictions .............................................    6
    Management and Organization .........................................    8
    Investment Advisory and Administrative Services .....................   12
    Other Service Providers .............................................   14
    Purchasing and Redeeming Shares .....................................   14
    Sales Charges .......................................................   17
    Performance .........................................................   20
    Taxes ...............................................................   21
    Portfolio Security Transactions .....................................   22
    Financial Statements ................................................   24

    Appendices:
        A: Emerging Markets Fund Class A Fees, Performance and Ownership   a-1
        B: Emerging Markets Fund Class B Fees, Performance and Ownership   b-1
        C: Institutional Emerging Markets Fund Performance and Ownership   c-1

    Although each Fund offers only its shares of beneficial interest, it is possible that a Fund (or Class) might become liable for a misstatement or omission in this SAI regarding another Fund (or Class) because the Funds use this combined SAI. The Trustees of the Trust have considered this factor in approving the use of a combined SAI.

    THIS SAI IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY THE RELEVANT FUND'S PROSPECTUS DATED MAY 1, 1999, AS SUPPLEMENTED FROM TIME TO TIME, WHICH IS INCORPORATED HEREIN BY REFERENCE. THIS SAI SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS, WHICH MAY BE OBTAINED BY CALLING 1-800-225-6265.

                             STRATEGIES AND RISKS

EMERGING MARKETS PORTFOLIO. Under normal market conditions, the Portfolio will invest at least 65% of its total assets in equity securities of companies in emerging market countries. Equity securities, for purposes of the 65% policy, will be limited to common and preferred stocks; equity interests in trusts, partnerships, joint ventures and other unincorporated entities or enterprises; special classes of shares available only to foreign investors in markets that restrict ownership by foreign investors to certain classes of equity securities; convertible preferred stocks; and other convertible instruments. The convertible instruments in which the Portfolio will invest will generally not be rated, but will typically be equivalent in credit quality to securities rated below investment grade (i.e., credit quality equivalent to lower than Baa by Moody's Investors Service, Inc. and lower than BBB by Standard & Poor's Ratings Group). Convertible debt securities that are not investment grade are commonly called "junk bonds" and have risks similar to equity securities; they have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt securities. Such debt securities will not exceed 20% of total assets.

    When consistent with its investment objective, the Portfolio may also invest in equity securities of companies not in emerging market countries, as well as warrants, options on equity securities and indices, options on currency, futures contracts, options on futures contracts, forward foreign currency exchange contracts, currency swaps and other non-equity investments.

FOREIGN INVESTMENTS. Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. It is anticipated that in most cases the best available market for foreign securities will be on exchanges or in over-the-counter markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In addition, foreign brokerage commissions are generally higher than commissions on securities traded in the United States and may be non-negotiable. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.


    The Portfolio may also invest in American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). ADRs as well as other "hybrid" forms of ADRs, including EDRs and GDRs, are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country. ADRs, EDRs and GDRs may be sponsored or unsponsored. Unsponsored receipts are established without the participation of the issuer. Unsponsored receipts differ from receipts sponsored by an issuer in that they may involve higher expenses, they may not pass-through voting and other shareholder rights, and they may be less liquid.


SECURITIES TRADING MARKETS. The securities markets in Emerging Market Countries are substantially smaller, less liquid and more volatile than the major securities markets in the United States. A high proportion of the shares of many issuers may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment by the Portfolio. The prices at which the Portfolio may acquire investments may be affected by trading by persons with material non-public information and by securities transactions by brokers in anticipation of transactions by the Portfolio in particular securities. Emerging Market Country securities markets are susceptible to being influenced by large investors trading significant blocks of securities. Similarly, volume and liquidity in the bond markets in Emerging Market Countries are less than in the United States and, at times, price volatility can be greater than in the United States. The limited liquidity of securities markets in Emerging Market Countries may also affect the Portfolio's ability to acquire or dispose of securities at the price and time it wishes to do so.

    The stock markets in many Emerging Market Countries are undergoing a period of growth and change, which may result in trading or price volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying the relevant laws and regulations. The securities industries in these countries are comparatively underdeveloped, and stockbrokers and other intermediaries may not perform as well as their counterparts in the United States and other more developed securities markets.


    The Portfolio will invest in Emerging Market Countries, in which political and economic structures may be undergoing significant evolution and rapid development. Such countries may lack the social, political and economic stability characteristics of the United States. Certain of such countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. The laws of Emerging Market Countries relating to limited liability of corporate shareholders, fiduciary duties of officers and directors, and the bankruptcy of state enterprises may be less well developed than or different from such laws in the United States. It may be more difficult to obtain a judgment in a court of an Emerging Market Country than it is in the United States. In addition, unanticipated political or social developments may affect the values of the Portfolio's investments in those countries and the availability to the Portfolio of additional investments in those countries.


    Governmental actions can have a significant effect on the economic conditions in Emerging Market Countries, which could adversely affect the value and liquidity of the Portfolio's investments. Although some governments in Emerging Market Countries have recently begun to institute economic reform policies, there can be no assurances that they will continue to pursue such policies or, if they do, that such policies will succeed.

FOREIGN CURRENCY TRANSACTIONS. The value of the assets of the Portfolio as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad. The Portfolio may conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into swaps, forward contracts, options or futures on currency.


    When the Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when the Portfolio anticipates the receipt in a foreign currency of dividend or interest payments on such a security which it holds, the Portfolio may desire to "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. Additionally, when the investment adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the securities held by the Portfolio denominated in such foreign currency. The Portfolio may engage in cross-hedging by using forward contracts in one currency (or basket of currencies) to hedge against fluctuations in the value of securities denominated in a different currency if the investment adviser determines that there is an established historical pattern or correlation between the two currencies (or the basket of currencies and the underlying currency).

OTHER INVESTMENT COMPANIES. The Portfolio reserves the right to invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies unaffiliated with the investment adviser or the Manager that have the characteristics of closed-end investment companies. The Portfolio will indirectly bear its proportionate share of any management fees paid by investment companies in which it invests in addition to the advisory fee paid by the Portfolio. The value of closed-end investment company securities, which are usually traded on an exchange, is affected by demand for the securities themselves, independent of the demand for the underlying portfolio assets, and, accordingly, such securities can trade at a discount from their net asset values.


DERIVATIVE INSTRUMENTS. The Portfolio may purchase or sell derivative instruments (which are instruments that derive their value from another instrument, security, index or currency) to enhance return, to hedge against fluctuations in securities prices, interest rates or currency exchange rates, or as a substitute for the purchase or sale of securities or currencies. The Portfolio's transactions in derivative instruments may be in the U.S. or abroad and may include the purchase or sale of futures contracts on securities, securities indices, other indices, other financial instruments or currencies; options on futures contracts; exchange-traded and over-the-counter options on securities, indices or currencies; currency swaps; and forward foreign currency exchange contracts. The Portfolio's transactions in derivative instruments involve a risk of loss or depreciation due to: unanticipated adverse changes in securities prices, interest rates, the other financial instruments' prices or currency exchange rates; the inability to close out a position; or default by the counterparty; imperfect correlation between a position and the desired hedge; tax constraints on closing out positions; and portfolio management constraints on securities subject to such transactions. The loss on derivative instruments (other than purchased options) may substantially exceed the Portfolio's initial investment in these instruments. In addition, the Portfolio may lose the entire premium paid for purchased options that expire before they can be profitably exercised by the Portfolio. The Portfolio incurs transaction costs in opening and closing positions in derivative instruments. Under regulations of the Commodity Futures Trading Commission, the use of futures transactions for nonhedging purposes is limited. There can be no assurance that the Adviser's use of derivative instruments will be advantageous to the Portfolio.


RISKS ASSOCIATED WITH DERIVATIVE INSTRUMENTS. Entering into a derivative instrument involves a risk that the applicable market will move against the Portfolio's position and that the Portfolio will incur a loss. For derivative instruments other than purchased options, this loss may exceed the amount of the initial investment made or the premium received by the Portfolio. Derivative instruments may sometimes increase or leverage the Portfolio's exposure to a particular market risk. Leverage enhances the Portfolio's exposure to the price volatility of derivative instruments it holds. The Portfolio's success in using derivative instruments to hedge portfolio assets depends on the degree of price correlation between the derivative instruments and the hedged asset. Imperfect correlation may be caused by several factors, including temporary price disparities among the trading markets for the derivative instrument, the assets underlying the derivative instrument and the Portfolio assets. Over-the-counter ("OTC") derivative instruments involve an enhanced risk that the issuer or counterparty will fail to perform its contractual obligations. Some derivative instruments are not readily marketable or may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in an exchange-traded derivative instrument, which may make the contract temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the Portfolio from closing out positions and limiting its losses. The staff of the Commission takes the position that certain OTC options, and assets used as cover for written OTC options, are subject to the Portfolio's 15% limit on illiquid investments. The Portfolio's ability to terminate OTC derivative instruments may depend on the cooperation of the counterparties to such contracts. For thinly traded derivative instruments, the only source of price quotations may be the selling dealer or counterparty. In addition, certain provisions of the Code, limit the extent to which the Portfolio may purchase and sell derivative instruments. The Portfolio will engage in transactions in futures contracts and related options only to the extent such transactions are consistent with the requirements of the Code for maintaining the qualification of the Fund as a regulated investment company for federal income tax purposes.

LIMITATIONS ON FUTURES CONTRACTS AND OPTIONS. The Portfolio does not intend to write a covered option on any security if after such transaction more than 15% of its net assets, as measured by the aggregate value of the securities underlying all covered calls and puts written by the Portfolio, would be subject to such options. The Portfolio will only write a put option on a security which it intends to ultimately acquire for its portfolio. The Portfolio does not intend to purchase any options if after such transaction more than 5% of its net assets, as measured by the aggregate of all premiums paid for all such options held by the Portfolio, would be so invested. The Portfolio may enter into futures contracts, and options on futures contracts, traded on a foreign exchange only if the investment adviser determines that trading on each such foreign exchange does not subject the Portfolio to risks, including credit and liquidity risks, that are materially greater than the risks associated with trading on United States CFTC-regulated exchanges.


    To the extent that the Portfolio enters into futures contracts, options on futures contracts and options on foreign currencies traded on an exchange regulated by the Commodity Futures Trading Commission ("CFTC"), in each case that are not for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are "in-the-money") may not exceed 5% of the liquidation value of the Portfolio's investments, after taking into account unrealized profits and unrealized losses on any contracts the Portfolio has entered into.

REPURCHASE AGREEMENTS. Under a repurchase agreement the Portfolio buys a security at one price and simultaneously promises to sell that same security back to the seller at a higher price. At no time will the Portfolio commit more than 15% of its net assets to repurchase agreements which mature in more than seven days and other illiquid securities. The Portfolio's repurchase agreements will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement, and will be marked to market daily. In the event of the bankruptcy of the other party to a repurchase agreement, the Portfolio might experience delays in recovering its cash. To the extent that, in the meantime, the value of the securities the Portfolio purchased may have decreased, the Portfolio could experience a loss.

REVERSE REPURCHASE AGREEMENTS. The Portfolio may enter into reverse repurchase agreements. Under a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the instrument at an agreed upon time (normally within seven days) and price, which reflects an interest payment. The Portfolio expects that it will enter into reverse repurchase agreements when it is able to invest the cash so acquired at a rate higher than the cost of the agreement, which would increase the income earned by the Portfolio. The Portfolio could also enter into reverse repurchase agreements as a means of raising cash to satisfy redemption requests without the necessity of selling portfolio assets.


    When the Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio's assets. As a result, such transactions may increase fluctuations in the market value of the Portfolio's assets. While there is a risk that large fluctuations in the market value of the Portfolio's assets could affect the Portfolio's net asset value, this risk is not significantly increased by entering into reverse repurchase agreements, in the opinion of the investment adviser. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. If the Portfolio reinvests the proceeds of a reverse repurchase agreement at a rate lower than the cost of the agreement, entering into the agreement will lower the Portfolio's yield.


UNLISTED SECURITIES. The Portfolio may invest in securities of companies that are neither listed on a stock exchange nor traded over the counter. Unlisted securities may include investments in new and early stage companies, which may involve a high degree of business and financial risk that can result in substantial losses and may be considered speculative. Such securities will generally be deemed to be illiquid. Because of the absence of any public trading market for these investments, the Portfolio may take longer to liquidate these positions than would be the case for publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Portfolio or less than what may be considered the fair value of such securities. Furthermore, issuers whose securities are not publicly traded may not be subject to public disclosure and other investor protection requirements applicable to publicly traded securities. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, the Portfolio may be required to bear the expenses of registration. In addition, any capital gains realized on the sale of such securities may be subject to higher rates of foreign taxation than taxes payable on the sale of listed securities.


LENDING PORTFOLIO SECURITIES. The Portfolio may seek to increase its income by lending portfolio securities to broker-dealers or other institutional borrowers. Under present regulatory policies of the Securities and Exchange Commission (the "SEC"), such loans are required to be secured continuously by collateral in cash, cash equivalents or U.S. Government securities held by the Portfolio's custodian and maintained on a current basis at an amount at least equal to market value of the securities loaned, which will be marked to market daily. Cash equivalents include certificates of deposit, commercial paper and other short-term money market instruments. The financial condition of the borrower will be monitored by the investment adviser on an ongoing basis. The Portfolio would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and would also receive a fee, or all or a portion of the interest on investment of the collateral. The Portfolio would have the right to call a loan and obtain the securities loaned at any time on up to five business days' notice. The Portfolio would not have the right to vote any securities having voting rights during the existence of a loan, but could call the loan in anticipation of an important vote to be taken among holders of the securities or the giving or holding of their consent on a material matter affecting the investment. If the investment adviser decides to make securities loans, it is intended that the value of the securities loaned would not exceed one-third of the Portfolio's total assets. As with other extensions of credit there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. However, the loans will be made only to organizations deemed by the investment adviser to be sufficiently creditworthy and when, in the judgment of the investment adviser, the consideration which can be earned from securities loans of this type, net of administrative expenses and any finders fees, justifies the attendant risk.

ASSET COVERAGE REQUIREMENTS. Transactions involving reverse repurchase agreements, currency swaps, forward contracts or futures contracts and options (other than options that the Portfolio has purchased) expose the Portfolio to an obligation to another party. The Portfolio will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies, swaps, or other options, futures contracts or forward contracts, or (2) cash or liquid securities (such as readily marketable common stock and money market instruments) with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. (Only the net obligation of a swap will be covered.) The Portfolio will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities in a segregated account with its custodian in the prescribed amount. The securities in the segregated account will be marked to market daily.


    Assets used as cover or held in a segregated account maintained by the Portfolio's custodian cannot be sold while the position requiring coverage or segregation is outstanding unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of the Portfolio's assets to segregated accounts or to cover could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.


PORTFOLIO TURNOVER. The Portfolio cannot accurately predict its portfolio turnover rate, but it is anticipated that the annual turnover rate will generally not exceed 200% (excluding turnover of securities having a maturity of one year or less). While it is not the policy of the Portfolio to purchase securities with a view to short-term profits, the Portfolio will dispose of securities without regard to the time they have been held if such action seems advisable. A high turnover rate (100% or more) necessarily involves greater expenses to the Portfolio. Short-term trading may be advisable in light of a change in circumstances of a particular company or within a particular industry, or in light of general market, economic or political conditions. High portfolio turnover may also result in the realization of substantial net short-term capital gains.

TEMPORARY INVESTMENTS. Under unusual market conditions, the Portfolio may invest temporarily in cash or cash equivalents. Cash equivalents are highly liquid, short-term securities such as commercial paper, certificates of deposit, short-term notes and short-term U.S. Government obligations.

                           INVESTMENT RESTRICTIONS

    The following investment restrictions of each Fund are designated as fundamental and as such cannot be changed without the approval by the holders of a majority of that Fund's outstanding voting securities which as used in this SAI means the lesser of (a) 67% of the shares of the Fund present or represented by proxy at a meeting if the holders of more than 50% of the outstanding shares are present or represented at the meeting or (b) more than 50% of the outstanding shares of the Fund. Accordingly each Fund may not:

    (1) Borrow money or issue senior securities except as permitted by the Investment Company Act of 1940;

    (2) Purchase any securities on margin (but the Fund and the Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities);

    (3) Underwrite securities of other issuers;

    (4) Invest in real estate including interests in real estate limited partnerships (although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate) or in commodities or commodity contracts for the purchase or sale of physical commodities;

    (5) Make loans to any person except by (a) the acquisition of debt securities and making portfolio investments, (b) entering into repurchase agreements and (c) lending portfolio securities;

    (6) With respect to 75% of its total assets, invest more than 5% of its total assets (taken at current value) in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies; or

    (7) Concentrate its investments in any particular industry, but, if deemed appropriate for the Fund's objective, up to 25% of the value of its assets may be invested in securities of companies in any one industry (although more than 25% may be invested in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities).

    Notwithstanding its investment policies and restrictions each Fund may invest its assets in an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund. Notwithstanding the investment policies and restrictions of the Portfolio, the Portfolio may invest part of its assets in another investment company consistent with the 1940 Act.

    The Portfolio has adopted substantially the same fundamental investment restrictions as the foregoing investment restrictions adopted by each Fund; such restrictions cannot be changed without the approval of a "majority of the outstanding voting securities" of the Portfolio.

    For as long as a feeder fund of the Portfolio has registered shares in Hong Kong (and for so long as Hong Kong requires the following restrictions), the Portfolio may not (i) invest more than 10% of its net assets in the securities of any one issuer or, purchase more than 10% of any class of security of any one issuer, provided, however, up to 30% of the Portfolio's net asset value may be invested in Government and public securities of the same issue; and the Portfolio may invest all of its assets in Government and other public securities in at least six different issues, (ii) invest more than 15% of net assets in securities which are not listed or quoted on any stock exchange, over-the-counter market or other organized securities market that is open to the international public and on which such securities are regularly traded (a "Market"), (iii) invest more than 15% of net assets in warrants and options for non-hedging purposes, (iv) write call options on Portfolio investments exceeding 25% of its total net asset value in terms of exercise price, (v) enter into futures contracts on an unhedged basis where the net total aggregate value of contract prices, whether payable by or to the Portfolio under all outstanding futures contracts, together with the aggregate value of holdings under (vi) below exceeds 20% of the net asset value of the Portfolio, (vi) invest in physical commodities (including gold, silver, platinum or other bullion) and commodity based investments (other than shares in companies engaged in producing, processing or trading in commodities) which value together with the net aggregate value of the holdings described in (v) above, exceeds 20% of the Portfolio's net asset value, (vii) purchase shares of other investment companies exceeding 10% of net assets. In addition, the investment objective of any scheme in which the Portfolio invests must not be to invest in investments prohibited by this undertaking and where the scheme's investment objective is to invest primarily in investments which are restricted by this undertaking, such holdings must not be in contravention of the relevant limitation, (viii) borrow more than 25% of its net assets (provided that for the purposes of this paragraph, back to back loans are not to be categorized as borrowings), (ix) write uncovered options, (x) invest in real estate (including options, rights or interests therein but excluding shares in real estate companies), (xi) assume, guarantee, endorse or otherwise become directly or contingently liable for, or in connection with, any obligation or indebtedness of any person in respect of borrowed money without the prior written consent of the custodian of the Portfolio, (xii) engage in short sales involving a liability to deliver securities exceeding 10% of its net assets provided that any security which the Portfolio does sell short must be actively traded on a market, (xiii) subject to paragraph (v) above, purchase an investment with unlimited liability or (xiv) purchase any nil or partly-paid securities unless any call thereon could be met in full out of cash or near cash held by it in the amount of which has not already been taken into account for the purposes of (ix) above.

    The Funds and the Portfolio have adopted the following investment policies which may be changed without shareholder or investor approval. Each Fund and the Portfolio will not:

    (a) invest more than 15% of its net assets in investments which are not readily marketable, including restricted securities and repurchase agreements with a maturity longer than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees of the Trust or the Portfolio, or its delegate, determines to be liquid. Any such determination by a delegate will be made pursuant to procedures adopted by the Board. If the Fund or Portfolio invests in Rule 144A securities, the level of portfolio illiquidity may be increased to the extent that eligible buyers become uninterested in purchasing such securities; or


    (b) purchase any securities if at the time of such purchase, permitted borrowings under investment restriction (1) above exceed 5% of the value of the Portfolio's or the Fund's total assets, as the case may be.


    Whenever an investment policy or investment restriction set forth in the prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset, or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of a Fund's or the Portfolio's acquisition of such security or asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances, or any subsequent rating change below investment grade made by a rating service, will not compel a Fund or the Portfolio, as the case may be, to dispose of such security or other asset. Notwithstanding the foregoing, under normal market conditions the Funds and the Portfolio must take actions necessary to comply with the policy of investing at least 65% of total assets in Emerging Market investments. Moreover, the Funds and Portfolio must always be in compliance with the limitation on investing in illiquid securities and the borrowing policies set forth above.

                         MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of the Trust are responsible for the overall management and supervision of the Trust's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Unless otherwise noted, the business address of each Trustee and officer is 255 State Street, Boston, Massachusetts 02109. The business address of the investment adviser is 3808 One Exchange Square, Central, Hong Kong. Those Trustees who are "interested persons" of the Trust or the Portfolio, as defined in the 1940 Act, are indicated by an asterisk(*).


JAMES B. HAWKES (57), President of the Trust, Vice President of the Portfolio and Trustee*
Chairman, President and Chief Executive Officer of Eaton Vance, BMR and their corporate parent and trustee (EVC and EV); Director of EVC and EV. Trustee and officer of various investment companies managed by Eaton Vance or BMR. Director of LGM.

HON. ROBERT LLOYD GEORGE (46), President and Trustee of the Portfolio* Chairman and Chief Executive Officer of LGM. Chairman and Chief Executive
  Officer of the investment adviser
Address: 3808 One Exchange Square, Central, Hong Kong


JESSICA M. BIBLIOWICZ (39), Trustee of the Trust
Chief Executive Officer of National Financial Partners (a financial services company) (since April, 1999). President and Chief Operating Officer of John
  A. Levin & Co. (a registered investment advisor) (July, 1997 to April, 1999) and a Director of Baker, Fentress & Company which owns John A. Levin & Co. (July, 1997 to April, 1999). Formerly Executive Vice President of Smith Barney Mutual Funds (from July, 1994 to June, 1997). Elected Trustee October 30, 1998. Trustee of various investment companies managed by Eaton Vance or BMR since October 30, 1998.
Address: 1301 Avenue of the Americas, 30th floor, New York, NY 10019


EDWARD K.Y. CHEN (54), Trustee of the Portfolio
President of Lingnan College in Hong Kong. Professor and Director of Centre of
  Asian Studies at the University of Hong Kong from 1979-1995. Director of First Pacific Company, Asia Satellite Telecommunications Holdings Ltd. and a Board Member of the Mass Transit Railway Corporation. Member of the Executive Council of the Hong Kong Government from 1992-1997 and Chairman of the Consumer Council from 1991-1997.
Address: President's Office, Lingnan College, Tuen Mun, Hong Kong


DONALD R. DWIGHT (68), Trustee
President of Dwight Partners, Inc. (a corporate relations and communications company). Trustee/Director of the Royce Funds (mutual funds). Trustee of various investment companies managed by Eaton Vance or BMR.
Address: Clover Mill Lane, Lyme, New Hampshire 03768


SAMUEL L. HAYES, III (64), Trustee
Jacob H. Schiff Professor of Investment Banking Emeritus, Harvard University
  Graduate School of Business Administration. Trustee of the Kobrick-Cendant Investment Trust (mutual funds). Trustee of various investment companies managed by Eaton Vance or BMR.
Address: 345 Nahatan Road, Westwood, Massachusetts 02190

NORTON H. REAMER (63), Trustee
Chairman of the Board and Chief Executive Officer -- United Asset Management
  Corporation (a holding company owning institutional investment management firms); Chairman, President and Director, UAM Funds (mutual funds). Trustee of various investment companies managed by Eaton Vance or BMR.
Address: One International Place, Boston, Massachusetts 02110

LYNN A. STOUT (41), Trustee of the Trust
Professor of Law, Georgetown University Law Center, Elected Trustee October
  30, 1998. Trustee of various investment companies managed by Eaton Vance or BMR since October 30, 1998.
Address: 600 New Jersey Avenue, NW, Washington, DC 20001


JOHN L. THORNDIKE (72), Trustee of the Trust
Formerly Director of Fiduciary Company Incorporated. Trustee of various investment companies managed by Eaton Vance or BMR. Mr. Thorndike will be retiring from the Board of Trustees in July, 1999.
Address: 175 Federal Street, Boston, Massachusetts 02110.

JACK L. TREYNOR (69), Trustee of the Trust
Investment adviser and Consultant. Trustee of various investment companies managed by Eaton Vance or BMR.
Address: 504 Via Almar, Palos Verdes Estates, California 90274

SCOBIE DICKINSON WARD (33), Vice President, Assistant Secretary and Assistant Treasurer of the Portfolio
Director of LGM and Chief Investment Officer of the investment adviser.
Address: 3808 One Exchange Square, Central, Hong Kong

WILLIAM WALTER RALEIGH KERR (48), Vice President and Assistant Treasurer of the Portfolio
Director, Finance Director and Chief Operating Officer of the investment adviser. Director of LGM.
Address: 3808 One Exchange Square, Central, Hong Kong

EDWARD E. SMILEY, JR. (54), Vice President of the Trust
Vice President of Eaton Vance and BMR since November 1, 1996; Senior Product
  Manager, Equity Management for TradeStreet Investment Associates, Inc., a wholly-owned subsidiary of Nations Bank (1992-1996).

JAMES L. O'CONNOR (54), Vice President of the Portfolio and Treasurer
Vice President of Eaton Vance and BMR. Officer of various investment companies managed by Eaton Vance or BMR.


ALAN R. DYNNER (58), Secretary
Vice President and Chief Legal Officer of BMR, Eaton Vance and EVC since
  November 1, 1996. Previously, Mr. Dynner was a Partner of the law firm of Kirkpatrick & Lockhart LLP, New York and Washington, D.C., and was Executive Vice President of Neuberger & Berman Management, Inc., a mutual fund management company. Officer of various investment companies managed by Eaton Vance or BMR.

JANET E. SANDERS (63), Assistant Treasurer of the Trust and Assistant
Secretary
Vice President of Eaton Vance and BMR. Officer of various investment companies managed by Eaton Vance or BMR.

A. JOHN MURPHY (36), Assistant Secretary
Vice President of BMR and Eaton Vance. Officer of various investment companies managed by Eaton Vance or BMR.

ERIC G. WOODBURY (41), Assistant Secretary
Vice President of BMR and Eaton Vance. Officer of various investment companies managed by Eaton Vance or BMR.


    Messrs. Hayes (Chairman), Dwight and Reamer are members of the Special Committee of the Board of Trustees of the Trust and Messrs. Hayes, Dwight and Reamer, are members of the Special Committee of the Board of Trustees of the Portfolio. The purpose of the Special Committee is to consider, evaluate and make recommendations to the full Board of Trustees concerning (i) all contractual arrangements with service providers to the Funds and the Portfolio, including investment advisory (Portfolio only), administrative, transfer agency, custodial and fund accounting and distribution services, and
(ii) all other matters in which Eaton Vance, the investment adviser or its affiliates has any actual or potential conflict of interest with the Funds, the Portfolio or investors therein.

    The Nominating Committee of the Board of Trustees of the Trust and the Portfolio is comprised of the Trustees who (except Mr. Thorndike) are not "interested persons" as that term is defined under the 1940 Act ("noninterested Trustees"). The purpose of the Committee is to recommend to the Board nominees for the position of noninterested Trustee and to assure that at least a majority of the Board of Trustees is independent of Eaton Vance, the investment adviser or its affiliates.

    Messrs. Treynor (Chairman) and Dwight and Ms. Bibliowicz are members of the Audit Committee of the Board of Trustees of the Trust and Messrs. Dwight (Chairman), Hayes and Chen are members of the Audit Committee of the Board of Trustees of the Portfolio. The Audit Committee's functions include making recommendations to the Trustees regarding the selection of the independent certified public accountants, and reviewing matters relative to trading and brokerage policies and practices, accounting and auditing practices and procedures, accounting records, internal accounting controls, and the functions performed by the custodian, transfer agent and dividend disbursing agent of the Trust and of the Portfolio.

    Trustees of the Portfolio (except Mr. Chen) who are not affiliated with Eaton Vance may elect to defer receipt of all or a percentage of their annual fees received from certain Eaton Vance sponsored funds in accordance with the terms of a Trustees Deferred Compensation Plan (the "Trustees" Plan"). Under the Trustees' Plan, an eligible Trustee may elect to have his deferred fees invested by the Portfolio in the shares of one or more funds in the Eaton Vance Family of Funds, and the amount paid to the Trustees under the Trustees' Plan will be determined based upon the performance of such investments. Neither the Portfolio nor the Trust has a retirement plan for its Trustees. The Portfolio does not participate in the Trustees' Plan.

    The fees and expenses of the noninterested Trustees of the Trust and the Portfolio are paid by the Funds (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and the Portfolio who are members of the Eaton Vance organization receive no compensation from the Trust or the Portfolio.) During the fiscal year ended December 31, 1998, the noninterested Trustees of the Trust and the Portfolio earned the following compensation in their capacities as Trustees from the Trust, the Portfolio and the funds in the Eaton Vance fund complex(1):



                            JESSICA M.     EDWARD      DONALD R.    SAMUEL L.    NORTON H.     LYNN A.      JOHN L.      JACK L.
SOURCE OF COMPENSATION     BIBLIOWICZ(6)  K.Y. CHEN     DWIGHT     HAYES, III     REAMER      STOUT(6)     THORNDIKE     TREYNOR
----------------------     -------------  ---------     ------     ----------     ------      --------     ---------     -------
Trust(2) ..................   $   548      $ --        $  2,666     $  2,639     $  2,526     $    386     $  2,568     $  3,216
Portfolio .................     --           5,000          365          416          403        --           --           1,669
Trust and Fund Complex ....    33,334       25,525      160,000(3)   170,000(4)   160,000       32,842      160,000(5)   170,000

------------
(1) As of May 1, 1999, the Eaton Vance fund complex consists of 154 registered investment companies or series thereof.
(2) The Trust consisted of 7 Funds as of December 31, 1998.
(3) Includes $60,000 deferred compensation.
(4) Includes $41,563 deferred compensation.
(5) Includes $119,091 deferred compensation.
(6) Ms. Bibliowicz and Ms. Stout were elected Trustees on October 30, 1998.

ORGANIZATION. Each Fund is a series of the Trust, which is organized under Massachusetts law and is operated as an open-end management investment company. The Emerging Markets Fund (formerly EV Marathon Emerging Markets
Fund) established two classes of shares on January 1, 1998--Class A shares (formerly EV Traditional Emerging Markets Fund) and Class B shares of the Fund. Information herein prior to such date is for the Emerging Markets Fund before it became a multiple-class fund.

    The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as the Funds). The Trustees have the authority under the Declaration of Trust to create additional classes of shares with differing rights and privileges. When issued and outstanding, shares are fully paid and nonassessable by the Trust. Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares of a Fund will be voted together except that only shareholders of a particular class may vote on matters affecting only that class. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of a Fund, shareholders of each class are entitled to share pro rata in the net assets attributable to that class available for distribution to shareholders.

    The Trustees of the Trust have considered the advantages and disadvantages of investing the assets of each Fund in the Portfolio, as well as the advantages and disadvantages of the two-tier format. The Trustees believe that the structure offers opportunities for growth in the assets of the Portfolio, may afford the potential for economies of scale for each Fund and may over time result in lower expenses for a Fund.


    The Trust's Declaration of Trust may be amended by the Trustees when authorized by a majority of the outstanding voting securities of the Trust, the financial interests of which are affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series or to make such other changes (such as reclassifying series or classes of shares or restructuring the Trust) as do not have a materially adverse effect on the rights or interests of shareholders or if they deem it necessary to conform the Declaration to the requirements of applicable federal laws or regulations. The Trust's By-laws provide that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with any litigation or proceeding in which they may be involved because of their offices with the Trust. However, no indemnification will be provided to any Trustee or officer for any liability to the Trust of its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.


    Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. The Trust's Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the Trust's By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. (The Declaration also contains provisions limiting the liability of a series or class to that series or class). Moreover, the Trust's By-laws also provide for indemnification out of the property of a Fund of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. The underlying assets of each Fund are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of each Fund's business and the nature of its assets, management believes that the possibility of a Fund's liability exceeding its assets, and therefore the shareholder's risk of personal liability, is remote.


    As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by shareholders. In such an event the Trustees then in office will call a shareholder's meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust's By-laws, the Trustees shall continue to hold office and may appoint successor Trustees.

    The Trust's By-laws provide that no person shall serve a Trustee if shareholders holding two-thirds of the outstanding shares have removed him from that office either by a written declaration filed with the Trust's custodian or by votes cast at a meeting called for that purpose. The By-laws further provide that under certain circumstances the shareholders may call a meeting to remove a Trustee and that the Trust is required to provide assistance in communicating with shareholders about such a meeting.

    The Portfolio is organized as a trust under the laws of the state of New York and intends to be treated as a partnership for federal tax purposes. In accordance with the Declaration of Trust of the Portfolio, there will normally be no meetings of the investors for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by investors. In such an event the Trustees of the Portfolio then in office will call an investors' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the investors in accordance with the Portfolio's Declaration of Trust, the Trustees shall continue to hold office and may appoint successor Trustees.


    The Declaration of Trust of the Portfolio provides that no person shall serve as a Trustee if investors holding two-thirds of the outstanding interests have removed him from that office either by a written declaration filed with the Portfolio's custodian or by votes cast at a meeting called for that purpose. The Declaration of Trust further provides that under certain circumstances the investors may call a meeting to remove a Trustee and that the Portfolio is required to provide assistance in communicating with investors about such a meeting.

    The Portfolio's Declaration of Trust provides that the Funds and other entities permitted to invest in the Portfolio (e.g., other U.S. and foreign investment companies and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of a Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and the Portfolio itself is unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund investing in the Portfolio.

    Whenever a Fund as an investor in a Portfolio is requested to vote on matters pertaining to the Portfolio (other than the termination of the Portfolio's business, which may be determined by the Trustees of the Portfolio without investor approval), the Fund will hold a meeting of Fund shareholders and will vote its interest in the Portfolio for or against such matters proportionately to the instructions to vote for or against such matters received from Fund shareholders. The Fund shall vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. Other investors in the Portfolio may alone or collectively acquire sufficient voting interests in the Portfolio to control matters relating to the operation of the Portfolio, which may require the Fund to withdraw its investment in the Portfolio or take other appropriate action. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

    Each Fund may withdraw (completely redeem) all its assets from the Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interest of the Fund to do so. In the event a Fund withdraws all of its assets from the Portfolio, or the Board of Trustees of the Trust determines that the investment objective of the Portfolio is no longer consistent with the investment objective of the Fund, the Trustees would consider what action might be taken, including investing the assets of the Fund in another pooled investment entity or retaining an investment adviser to manage the Fund's assets in accordance with its investment objective. A Fund's investment performance may be affected by a withdrawal of all its assets (or the assets of another investor in the Portfolio) from the Portfolio.


               INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES

INVESTMENT ADVISORY SERVICES. The Portfolio has engaged Lloyd George Investment Management (Bermuda) Limited as its investment adviser. The investment adviser acting under the general supervision of the Portfolio's Board of Trustees, is responsible for managing the Portfolio's investments. The investment adviser is also responsible for effecting all security transactions on behalf of the Portfolio, including the allocation of principal transactions and portfolio brokerage and the negotiation of commissions.
Under the investment advisory agreement, the investment adviser is entitled to receive a monthly advisory fee computed by applying the annual asset rate applicable to that portion of the average daily net assets of the Portfolio throughout the month in each Category as indicated below:

                                                                        ANNUAL
     CATEGORY      AVERAGE DAILY NET ASSETS                           ASSET RATE
     --------      ------------------------                           ----------
         1         less than $500 million ............................   0.75%
         2         $500 million but less than $1 billion .............   0.70
         3         $1 billion but less than $1.5 billion .............   0.65
         4         $1.5 billion but less than $2 billion .............   0.60
         5         $2 billion but less than $3 billion ...............   0.55
         6         $3 billion and over ...............................   0.50


    As of December 31, 1998, the Portfolio had net assets of $7,876,848. For the fiscal year ended December 31, 1998, absent a fee reduction, the investment adviser would have earned advisory fees of $91,137 (equivalent to 0.75% of the Portfolio's average daily net assets for such year). In addition, the investment adviser was allocated a portion of investment advisory fees related to the management of the Fund in the amount of $21,446. To enhance the net income of the Portfolio, the investment adviser made a reduction of its advisory fee in the amount of $14,847. For the fiscal years ended December 31, 1997 and 1996, absent a fee reduction, the investment adviser would have earned advisory fees of $143,776 and $62,401, respectively (equivalent to 0.75% of the Portfolio's average daily net assets for such year). To enhance the net income of the Portfolio, the investment adviser made a reduction of its advisory fee in the amount of $36,117 and $44,320, respectively.

    The Portfolio's investment advisory agreement with the investment adviser remains in effect from year to year for so long as such continuance is approved at least annually (i) by the vote of a majority of the noninterested Trustees of the Portfolio cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Portfolio or by vote of a majority of the outstanding voting securities of the Portfolio. The Agreement may be terminated at any time without penalty on sixty days' written notice by the Board of Trustees of either party or by vote of the majority of the outstanding voting securities of the Portfolio, and the Agreement will terminate automatically in the event of its assignment. The Agreement provides that the investment adviser may render services to others. The Agreement also provides that, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties under the Agreement on the part of the investment adviser shall not be liable to the Portfolio or to any shareholder for any act or omission in the course of or connected with rendering services or for any losses sustained in the purchase, holding or sale of any security.


    While the Portfolio is a New York trust, the investment adviser, together with certain Trustees and officers of the Portfolio, are not residents of the United States, and substantially all of their respective assets may be located outside of the United States. It may be difficult for investors to effect service of process within the United States upon the individuals identified above, or to realize judgments of courts of the United States predicated upon civil liabilities of the investment adviser and such individuals under the federal securities laws of the United States. The Portfolio has been advised that there is substantial doubt as to the enforceability in the countries in which the investment adviser and such individuals reside of such civil remedies and criminal penalties as are afforded by the federal securities laws of the United States.


INFORMATION ABOUT LLOYD GEORGE. LGM is ultimately controlled by the Hon. Robert Lloyd George, President of the Portfolio and Chairman and Chief Executive Officer of the investment adviser. LGM's only business is portfolio management. Eaton Vance's parent is a shareholder of LGM. The directors of the investment adviser are the Honourable Robert Lloyd George, William Walter Raleigh Kerr, Scobie Dickinson Ward, M.F. Tang, Pamela Chan, Adaline Mang-Yee Ko, Peter Bubenzer and Judith Collis. The Hon. Robert Lloyd George is Chairman and Chief Executive Officer of the investment adviser and Mr. Kerr is Chief Operating Officer of the investment adviser. The business address of the first six individuals is 3808 One Exchange Square, Central, Hong Kong and of the last two is Cedar House, 41 Cedar Avenue, Hamilton HM 12, Bermuda.

ADMINISTRATIVE SERVICES. Under Eaton Vance's management contract with Emerging Markets Fund and its administration agreement with the Portfolio, Eaton Vance receives a monthly management fee from Emerging Markets Fund and a monthly administration fee from the Portfolio. Each fee is computed by applying the annual asset rate applicable to that portion of the average daily net assets of Emerging Markets Fund or the Portfolio throughout the month in each Category as indicated below:


                                                                        ANNUAL
     CATEGORY      AVERAGE DAILY NET ASSETS                           ASSET RATE
     --------      ------------------------                           ----------
         1         less than $500 million ............................ 0.25%
         2         $500 million but less than $1 billion ............. 0.23333
         3         $1 billion but less than $1.5 billion ............. 0.21667
         4         $1.5 billion but less than $2 billion ............. 0.20
         5         $2 billion but less than $3 billion ............... 0.18333
         6         $3 billion and over ............................... 0.16667


    As of December 31, 1998, the Emerging Markets Fund had net assets of $7,129,797. For the fiscal year ended December 31, 1998, absent a fee reduction, Eaton Vance would have earned management fees of $26,612 (equivalent to 0.25% of the Emerging Markets Fund's average daily net assets for such year). To enhance the Fund's net income, Eaton Vance made a reduction of its management fee in the amount of $4,569. For the fiscal year ended December 31, 1997, Eaton Vance earned management fees of $24,909 (equivalent to 0.25% of the Emerging Markets Fund's average daily net assets for such year). For the fiscal year ended December 31, 1996, absent a fee reduction, Eaton Vance would have earned management fees of $10,732 (equivalent to 0.25% of the Emerging Markets Fund's average daily net assets for such year). To enhance the Fund's net income, Eaton Vance made a reduction of the full amount of its management fee and Eaton Vance was allocated a portion of expenses related to the operation of the Fund in the amount of $7,616.

    As of December 31, 1998, the Portfolio had net assets of $7,876,848. For the fiscal years ended December 31, 1998, 1997 and 1996, Eaton Vance earned administration fees of $30,396, $47,925 and $20,096, respectively (equivalent to 0.25% of the Portfolio's average daily net assets for each such year). For the fiscal year ended December 31, 1998, to enhance the net income of the Portfolio, Eaton Vance made a reduction of its administration fee of $4,950. For the fiscal years ended December 31, 1997 and 1996, to enhance the Portfolio's net income, Eaton Vance was allocated expenses related to the operation of the Portfolio in the amount of $17,039 and $14,221, respectively.

    Eaton Vance's management contract with Emerging Markets Fund and administration agreement with the Portfolio each continue in effect from year to year for so long as such continuance is approved annually by the vote of a majority of the Trustees of the Trust or the Portfolio as the case may be. Each agreement may be terminated at any time without penalty on sixty days' written notice by the Board of Trustees of either party thereto, or by a vote of a majority of the outstanding voting securities of Emerging Markets Fund or the Portfolio as the case may be. Each agreement will terminate automatically in the event of its assignment. Each agreement provides that, in the absence of Eaton Vance's willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties to Emerging Markets Fund or Portfolio under such contract or agreement, Eaton Vance will not be liable to Emerging Markets Fund or the Portfolio for any loss incurred.

INFORMATION ABOUT EATON VANCE. Eaton Vance is a business trust organized under Massachusetts law. Eaton Vance, Inc. ("EV") serves as trustee of Eaton Vance. Eaton Vance and EV are wholly-owned subsidiaries of Eaton Vance Corporation ("EVC"), a Maryland corporation and publicly-held holding company. EVC through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Directors of EVC are James B. Hawkes, Benjamin A. Rowland, Jr., John G.L. Cabot, John M. Nelson, Vincent M. O'Reilly and Ralph Z. Sorenson. All of the issued and outstanding shares of Eaton Vance are owned by EVC. All of the issued and outstanding shares of BMR are owned by Eaton Vance. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust, the Voting Trustees of which are Messrs. Hawkes, and Rowland, Alan R. Dynner, Thomas E. Faust, Jr., Thomas J. Fetter, Duncan W. Richardson, William M. Steul, and Wharton P. Whitaker (all of whom are officers of Eaton Vance). The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of BMR and Eaton Vance who are also officers, or officers and Directors of EVC and EV. As indicated under "Management and Organization", all of the officers of the Trust (as well as Mr. Hawkes who is also a Trustee) hold positions in the Eaton Vance organization.

EXPENSES. Each Fund and the Portfolio are responsible for all expenses not expressly stated to be payable by another party (such as the investment adviser under the Investment Advisory Agreement, Eaton Vance under the management contract and administration agreement or the principal underwriter under the Distribution Agreement). In the case of expenses incurred by the Trust, each Fund is responsible for its pro rata share of those expenses. The only expenses of Emerging Markets Fund allocated to a particular class are those incurred under the Distribution Plan applicable to that class and those resulting from the fee paid to the principal underwriter for repurchase transactions.

                           OTHER SERVICE PROVIDERS

PRINCIPAL UNDERWRITER. Eaton Vance Distributors, Inc. ("EVD"), 255 State Street, Boston, MA 02109, is the Funds' principal underwriter. The principal underwriter acts as principal in selling shares under a Distribution Agreement with the Trust. The expenses of printing copies of prospectuses used to offer shares and other selling literature and of advertising are borne by the principal underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of a Fund and its shares under federal and state securities laws are borne by that Fund. The Distribution Agreement is renewable annually by the Trust's Board of Trustees (including a majority of the noninterested Trustees who have no direct or indirect financial interest in the operation of the Distribution Plan (in the case of the Emerging Markets Fund only) or the Distribution Agreement), may be terminated on sixty days' notice either by such Trustees or by vote of a majority of the outstanding shares of the relevant class or on six months' notice by the principal underwriter and is automatically terminated upon assignment. The principal underwriter distributes shares on a "best efforts" basis under which it is required to take and pay for only such shares as may be sold. The principal underwriter allows investment dealers discounts from the applicable public offering price which are alike for all investment dealers. See "Sales Charges." EVD is a wholly-owned subsidiary of EVC. Mr. Hawkes is a Vice President and Director and Messrs. Dynner and O'Connor are Vice Presidents of EVD.

CUSTODIAN. Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, Boston, MA 02116, serves as custodian to the Funds and Portfolio. IBT has the custody of all cash and securities representing the Funds' interest in the Portfolio, has custody of the Portfolio's assets, maintains the general ledger of the Portfolio and the Funds and computes the daily net asset value of interests in the Portfolio and the net asset value of shares of the Funds. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with the Portfolio's investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Trust and the Portfolio. IBT also provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the SEC. EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including IBT. It is Eaton Vance's opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between a Fund or the Portfolio and such banks.

INDEPENDENT ACCOUNTANTS. Deloitte & Touche LLP, 125 Summer Street, Boston, Massachusetts, are the independent accountants of the Funds and the Portfolio, providing audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the SEC.

TRANSFER AGENT. First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123, serves as transfer and dividend disbursing agent for the Funds.


                       PURCHASING AND REDEEMING SHARES


CALCULATION OF NET ASSET VALUE. The net asset value of the Portfolio is computed by IBT (as agent and custodian for the Portfolio) by subtracting the liabilities of the Portfolio from the value of its total assets. The Funds and the Portfolio will be closed for business and will not price their respective shares or interests on the following business holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

    Each investor in the Portfolio, including a Fund, may add to or reduce its investment in the Portfolio on each day the Exchange is open for trading ("Portfolio Business Day") as of the close of regular trading on the Exchange (the "Portfolio Valuation Time"). The value of each investor's interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, determined on the prior Portfolio Business Day, which represented that investor's share of the aggregate interests in the Portfolio on such prior day. Any additions or withdrawals for the current Portfolio Business Day will then be recorded. Each investor's percentage of the aggregate interest in the Portfolio will then be recomputed as the percentage equal to a fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the close of Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, that amount of any additions to or withdrawals from the investor's investment in the Portfolio on the current Portfolio Business Day, and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investment in the Portfolio on the current Portfolio Business Day by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio for the current Portfolio Business Day.

    The Trustees of the Portfolio have established the following procedures for the fair valuation of the Portfolio's assets under normal market conditions. Marketable securities listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System generally are valued at closing sale prices or, if there were no sales, at the mean between the closing bid and asked prices therefor on the exchange where such securities are principally traded or on such National Market System (such prices may not be used, however, where an active over-the-counter market in an exchange listed security better reflects current market value). Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. An option is valued at the last sale price as quoted on the principal exchange or board of trade on which such option or contract is traded, or in the absence of a sale, the mean between the last bid and asked price. Futures positions on securities or currencies are generally valued at closing settlement prices. Short term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. All other securities are valued at fair value as determined in good faith by or at the direction of the Trustees.


    Generally, trading in the foreign securities owned by the Portfolio is substantially completed each day at various times prior to the close of the Exchange. The values of these securities used in determining the net asset value of the Portfolio's shares generally are computed as of such times. Occasionally, events affecting the value of foreign securities may occur between such times and the close of the Exchange which will not be reflected in the computation of the Portfolio's net asset value (unless the Portfolio deems that such events would materially affect its net asset value, in which case an adjustment would be made and reflected in such computation). Foreign securities and currency held by the Portfolio will be valued in U.S. dollars; such values will be computed by the custodian based on foreign currency exchange rate quotations supplied by Reuters Information Service.


ADDITIONAL INFORMATION ABOUT PURCHASES. Each Fund's shares are continuously offered through investment dealers which have entered agreements with the principal underwriter. The public offering price is the net asset value next computed after receipt of the order, plus, in the case of Class A shares of Emerging Markets Fund, a variable percentage (sales charge) depending upon the amount of purchase as indicated by the sales charge table set forth in the prospectus. This Class A sales charge is divided between the principal underwriter and the investment dealer. The Class A sales charge table is applicable to purchases of the Emerging Markets Fund alone or in combination with purchases of certain other funds offered by the principal underwriter, made at a single time by (i) an individual, or an individual, his spouse and their children under the age of twenty-one, purchasing shares for his or their own account, and (ii) a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account. The table is also presently applicable to (1) purchases of Class A shares of Emerging Markets Fund, pursuant to a written Statement of Intention; or (2) purchases of Class A shares of Emerging Markets Fund, pursuant to the Right of Accumulation and declared as such at the time of purchase. See "Sales Charges".

    In connection with employee benefit or other continuous group purchase plans, Emerging Markets Fund may accept initial investments of less than $1,000 on the part of an individual participant. In the event a shareholder who is a participant of such a plan terminates participation in the plan, his or her shares will be transferred to a regular individual account. However, such account will be subject to the right of redemption by each Fund as described below.

ACQUIRING FUND SHARES IN EXCHANGE FOR SECURITIES. IBT, as escrow agent, will receive securities acceptable to Eaton Vance, as administrator, in exchange for Fund shares. The minimum value of securities (or securities and cash) accepted for deposit is $5,000 or the minimum initial investment, whichever is higher. Securities accepted will be sold on the day of their receipt or as soon thereafter as possible. The number of Fund shares to be issued in exchange for securities will be the aggregate proceeds from the sale of such securities, divided by the applicable public offering price of Class A shares of Emerging Markets Fund or net asset value of Class B shares or Institutional Emerging Markets Fund on the day such proceeds are received. Eaton Vance will use reasonable efforts to obtain the then current market price for such securities but does not guarantee the best available price. Eaton Vance will absorb any transaction costs, such as commissions, on the sale of securities. Securities determined to be acceptable should be transferred via book entry or physically delivered, in proper form for transfer, through an investment dealer, together with a completed and signed Letter of Transmittal in approved form (available from investment dealers). Investors who are contemplating an exchange of securities for shares, or their representatives, must contact Eaton Vance to determine whether the securities are acceptable before forwarding such securities. Eaton Vance reserves the right to reject any securities. Exchanging securities for shares may create a taxable gain or loss. Each investor should consult his or her tax adviser with respect to the particular federal, state and local tax consequences of exchanging securities.

SUSPENSION OF SALES. The Trust may, in its absolute discretion, suspend, discontinue or limit the offering of one or more of its classes of shares at any time. In determining whether any such action should be taken, the Trust's management intends to consider all relevant factors, including (without limitation) the size of a Fund or class, the investment climate and market conditions, the volume of sales and redemptions of shares, and in the case of Class B shares of Emerging Markets Fund, the amount of uncovered distribution charges of the principal underwriter. The Emerging Markets Fund Class B Distribution Plan may continue in effect and payments may be made under the Plan following any such suspension, discontinuance or limitation of the offering of shares; however, there is no contractual obligation to continue the Plan for any particular period of time. Suspension of the offering of shares would not, of course, affect a shareholder's ability to redeem shares.

TAX-SHELTERED RETIREMENT PLANS. Each Fund's shares are available for purchase in connection with certain tax-sheltered retirement plans. Detailed information concerning these plans, including certain exceptions to minimum investment requirements, and copies of the plans are available from the principal underwriter. This information should be read carefully and consultation with an attorney or tax adviser may be advisable. The information sets forth the service fee charged for retirement plans and describes the federal income tax consequences of establishing a plan. Participant accounting services (including trust fund reconciliation services) will be offered only through third party recordkeepers and not by the principal underwriter. Under all plans, dividends and distributions will be automatically reinvested in additional shares.

ADDITIONAL INFORMATION ABOUT REDEMPTIONS. The right to redeem shares of a Fund can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the SEC, or during any emergency as determined by the SEC which makes it impracticable for the Portfolio to dispose of its securities or value its assets, or during any other period permitted by order of the SEC for the protection of investors.

    While normally payments will be made in cash for redeemed shares, the Trust, subject to compliance with applicable regulations, has reserved the right to pay the redemption price of shares of a Fund, either totally or partially, by a distribution in kind of readily marketable securities withdrawn from the Portfolio. The securities so distributed would be valued pursuant to the Portfolio's valuation procedures. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

    Due to the high cost of maintaining small accounts, the Trust reserves the right to redeem accounts of Emerging Markets Fund with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days' written notice to make an additional purchase. However, no such redemption would be required by the Trust if the cause of the low account balance was a reduction in the net asset value of shares. No CDSC will be imposed with respect to such involuntary redemptions.

SYSTEMATIC WITHDRAWAL PLAN. Under the Emerging Markets Fund's systematic withdrawal plan, the transfer agent will send to the shareholder regular monthly or quarterly payments of any permitted amount designated by the shareholder based upon the value of the shares held. The checks will be drawn from share redemptions and hence, may require the recognition of taxable gain or loss. Income dividends and capital gains distributions in connection with withdrawal plan accounts will be credited at net asset value as of the record date for each distribution. Continued withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices. A shareholder may not have a withdrawal plan in effect at the same time he or she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares. The shareholder, the transfer agent or the principal underwriter will be able to terminate the withdrawal plan at any time without penalty.


                                SALES CHARGES

DEALER COMMISSIONS. The principal underwriter may, from time to time, at its own expense, provide additional incentives to investment dealers which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the principal underwriter. In some instances, such additional incentives may be offered only to certain investment dealers whose representatives sell or are expected to sell significant amounts of shares. In addition, the principal underwriter may from time to time increase or decrease the sales commissions payable to investment dealers. The principal underwriter may allow, upon notice to all investment dealers with whom it has agreements, discounts up to the full sales charge during the periods specified in the notice. During periods when the discount includes the full sales charge, such investment dealers may be deemed to be underwriters as that term is defined in the Securities Act of 1933.


SALES CHARGE WAIVERS. Class A shares and Class I shares may be sold at net asset value to current and retired Directors and Trustees of Eaton Vance funds, including the Portfolio; to clients and current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers of Eaton Vance sponsored funds; to officers and employees of IBT and the transfer agent; persons associated with law firms, accounting firms and consulting firms providing services to Eaton Vance and Eaton Vance funds; and to such persons' spouses, parents, siblings and children and their beneficial accounts. Such shares may also be issued at net asset value (1) in connection with the merger of an investment company or series thereof with the Fund, (2) to investors making an investment as part of a fixed fee program whereby an entity unaffiliated with the investment adviser provides multiple investment services, such as management, brokerage and custody, and (3) to investment advisors, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; clients of such investment advisors, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment advisor, financial planner or other intermediary on the books and records of the broker or agent. Class A shares are also offered at net asset value to registered representatives and employees of investment dealers and bank employees who refer customers to registered representatives of investment dealers; and to retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Internal Revenue Code of 1986, as amended (the "Code") and "rabbi trusts". Subject to the applicable provisions of the 1940 Act, the Trust may issue Class A shares at net asset value in the event that an investment company (whether a regulated or private investment company or a personal holding company) is merged or consolidated with or acquired by the Class. Normally no sales charges will be paid in connection with an exchange of Class A shares for the assets of such investment company. Class A shares and Class I shares may be sold at net asset value to any investment advisory, agency, custodial or trust account managed or administered by Eaton Vance or by any parent, subsidiary or other affiliate of Eaton Vance. Class A shares are offered at net asset value to the foregoing persons and in the foregoing situations because either (i) there is no sales effort involved in the sale of shares or (ii) the investor is paying a fee (other than the sales charge) to the investment dealer involved in the sale.


    The CDSC applicable to Class B shares will be waived in connection with minimum required distributions from tax-sheltered retirement plans by applying the rate required to be withdrawn under the applicable rules and regulations of the Internal Revenue Service to the balance of Class B shares in your account.


STATEMENT OF INTENTION. If it is anticipated that $50,000 or more of Class A shares of Emerging Markets Fund and shares of other funds exchangeable for Class A shares of another Eaton Vance fund will be purchased within a 13-month period, a Statement of Intention should be signed so that shares may be obtained at the same reduced sales charge as though the total quantity were invested in one lump sum. Shares held under Right of Accumulation (see below) as of the date of the Statement will be included toward the completion of the Statement. The Statement authorizes the transfer agent to hold in escrow sufficient shares (5% of the dollar amount specified in the Statement) which can be redeemed to make up any difference in sales charge on the amount intended to be invested and the amount actually invested. Execution of a Statement does not obligate the shareholder to purchase or the Fund to sell the full amount indicated in the Statement, and should the amount actually purchased during the 13-month period be more or less than that indicated on the Statement, price adjustments will be made. Any investor considering signing a Statement of Intention should read it carefully.

RIGHT OF ACCUMULATION. The applicable sales charge level for the purchase of Class A shares of Emerging Markets Fund is calculated by taking the dollar amount of the current purchase and adding it to the value (calculated at the maximum current offering price) of the Class A shares the shareholder owns in his or her account(s) in the Fund, and shares of other funds exchangeable for Class A shares. The sales charge on the shares being purchased will then be at the rate applicable to the aggregate. Shares purchased (i) by an individual, his or her spouse and their children under the age of twenty-one, and (ii) by a trustee, guardian or other fiduciary of a single trust estate or a single fiduciary account, will be combined for the purpose of determining whether a purchase will qualify for the Right of Accumulation and if qualifying, the applicable sales charge level. For any such discount to be made available, at the time of purchase a purchaser or his or her investment dealer must provide the principal underwriter (in the case of a purchase made through an investment dealer) or the transfer agent (in the case of an investment made by mail) with sufficient information to permit verification that the purchase order qualifies for the accumulation privilege. Confirmation of the order is subject to such verification. The Right of Accumulation privilege may be amended or terminated at any time as to purchases occurring thereafter.

EMERGING MARKETS FUND'S DISTRIBUTION PLANS. The Trust has adopted a compensation-type Distribution Plan (the "Class A Plan") for the Emerging Markets Fund's Class A shares pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides for the payment of a monthly distribution fee to the principal underwriter in an amount equal to the aggregate of (a) .50% of that portion of Class A average daily net assets for any fiscal year which is attributable to its shares which have remained outstanding for less than one year and (b) .25% of that portion of Class A average daily net assets for any fiscal year which is attributable to its shares which have remained outstanding for more than one year. Aggregate payments to the principal underwriter under the Class A Plan are limited to those permissible, pursuant to a rule of the National Association of Securities Dealers, Inc.


    The Class A Plan also provides that the Class will pay a quarterly service fee to the principal underwriter in an amount equal on an annual basis to .25% of that portion of its average daily net assets for any fiscal year which is attributable to Class A shares which have remained outstanding for more than one year; from such service fee the principal underwriter expects to pay a quarterly service fee to investment dealers, as compensation for providing personal services and/or the maintenance of shareholder accounts, with respect to shares sold by such dealers which have remained outstanding for more than one year. Service fee payments to investment dealers will be in addition to sales charges on Class A shares which are reallowed to investment dealers. If the Class A Plan is terminated or not continued in effect, the Class has no obligation to reimburse the principal underwriter for amounts expended by the principal underwriter in distributing Class A shares. For the distribution fees paid by Class A shares, see Appendix A.


    The Trust has also adopted a compensation-type Distribution Plan (the "Class B Plan") pursuant to Rule 12b-1 under the 1940 Act for the Emerging Markets Fund's Class B shares. The Class B Plan is designed to permit an investor to purchase shares through an investment dealer without incurring an initial sales charge and at the same time permit the principal underwriter to compensate investment dealers in connection therewith. The Class B Plan provides that the Fund will pay sales commissions and distribution fees to the principal underwriter only after and as a result of the sale of shares. On each sale of shares (excluding reinvestment of distributions), the Fund will pay the principal underwriter amounts representing (i) sales commissions equal to 5% of the amount received by the Fund for each share sold and (ii) distribution fees calculated by applying the rate of 1% over the prime rate then reported in The Wall Street Journal to the outstanding balance of uncovered distribution charges (as described below) of the principal underwriter. To pay these amounts, Class B pays the principal underwriter a fee, accrued daily and paid monthly, at an annual rate not exceeding .75% of its average daily net assets to finance the distribution of its shares. Such fees compensate the principal underwriter for sales commissions paid by it to investment dealers on the sale of shares and for interest expenses. For sales of Class B shares, the principal underwriter uses its own funds to pay sales commissions (except on exchange transactions and reinvestments) to investment dealers at the time of sale equal to 4% of the purchase price of the Class B shares sold by such dealers. CDSCs paid to the principal underwriter will be used to reduce amounts owed to it. The Class B Plan provides that the Fund will make no payments to the principal underwriter in respect of any day on which there are no outstanding uncovered distribution charges of the principal underwriter. CDSCs and accrued amounts will be paid by the Trust to the principal underwriter whenever there exist uncovered distribution charges. Because payments to the principal underwriter under the Class B Plan are limited, uncovered distribution charges (sales commissions paid by the principal underwriter plus interest, less the above fees and CDSCs received by
it) may exist indefinitely. For the sales commissions and CDSCs paid on (and uncovered distribution charges of) Class B shares, see Appendix B.


    In calculating daily the amount of uncovered distribution charges, distribution charges will include the aggregate amount of sales commissions and distribution fees theretofore paid plus the aggregate amount of sales commissions and distribution fees which the principal underwriter is entitled to be paid under the Plan since its inception. Payments theretofore paid or payable under the Class B Plan by the Trust to the principal underwriter and CDSCs theretofore paid or payable to the principal underwriter will be subtracted from such distribution charges; if the result of such subtraction is positive, a distribution fee (computed at 1% over the prime rate then reported in The Wall Street Journal) will be computed on such amount and added thereto, with the resulting sum constituting the amount of outstanding uncovered distribution charges with respect to such day. The amount of outstanding uncovered distribution charges of the principal underwriter calculated on any day does not constitute a liability recorded on the financial statements of the Fund.

    The amount of uncovered distribution charges of the principal underwriter at any particular time depends upon various changing factors, including the level and timing of sales of shares, the nature of such sales (i.e., whether they result from exchange transactions, reinvestments or from cash sales through investment dealers), the level and timing of redemptions of shares upon which a CDSC will be imposed, the level and timing of redemptions of shares upon which no CDSC will be imposed (including redemptions of shares pursuant to the exchange privilege which result in a reduction of uncovered distribution charges), changes in the level of the net assets of the Class, and changes in the interest rate used in the calculation of the distribution fee under the Class B Plan.

    Distribution of Class B shares of the Fund by the principal underwriter will also be encouraged by the payment by the investment adviser to the principal underwriter of amounts equivalent to .15% of the annual average daily net assets for Class B. The aggregate amounts of such payments are a deduction in calculating the outstanding uncovered distribution charges of the principal underwriter under the Class B Plan and, therefore, will benefit shareholders when such charges exist. Such payments will be made in consideration of the principal underwriter's distribution efforts.

    The Class B Plan also authorize the Class to make payments of service fees to the principal underwriter, investment dealers and other persons in amounts not exceeding .25% of its average daily net assets for personal services, and/ or the maintenance of shareholder accounts. This fee is paid quarterly in arrears based on the value of Class B shares sold by such persons and remaining outstanding for at least twelve months. For the service fees paid by Class B shares, see Appendix B.

    Currently, payments of sales commissions and distribution fees and of service fees may equal 1% of a Class's average daily net assets per annum. The Trust believes that the combined rate of all these payments may be higher than the rate of payments made under distribution plans adopted by other investment companies pursuant to Rule 12b-1. Although the principal underwriter will use its own funds (which may be borrowed from banks) to pay sales commissions at the time of sale, it is anticipated that the Eaton Vance organization will profit by reason of the operation of the Class B Plan through an increase in the Fund's assets (thereby increasing the advisory fee payable to Lloyd George by the Portfolio) resulting from sale of shares and through the amounts paid to the principal underwriter, including CDSCs, pursuant to the Plans. The Eaton Vance organization may be considered to have realized a profit under the Class B Plan if at any point in time the aggregate amounts theretofore received by the principal underwriter pursuant to the Class B Plan and from CDSCs have exceeded the total expenses theretofore incurred by such organization in distributing shares. Total expenses for this purpose will include an allocable portion of the overhead costs of such organization and its branch offices, which costs will include without limitation leasing expense, depreciation of building and equipment, utilities, communication and postage expense, compensation and benefits of personnel, travel and promotional expense, stationery and supplies, literature and sales aids, interest expense, data processing fees, consulting and temporary help costs, insurance, taxes other than income taxes, legal and auditing expense and other miscellaneous overhead items. Overhead is calculated and allocated for such purpose by the Eaton Vance organization in a manner deemed equitable to the Trust.

    The Class A and Class B Plans continue in effect from year to year so long as such continuance is approved at least annually by the vote of both a majority of (i) the noninterested Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the "Plan Trustees") and (ii) all of the Trustees then in office. Each Plan may be terminated at any time by vote of a majority of the Plan Trustees or by a vote of a majority of the outstanding voting securities of the applicable Class. Each Plan requires quarterly Trustee review of a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plans may not be amended to increase materially the payments described therein without approval of the shareholders of the affected Class and the Trustees. So long as a Plan is in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion of such Trustees. The Class A and Class B Plans were initially approved by the Trustees, including the Plan Trustees, on June 23, 1997.

    The Trustees of the Trust believe that each Plan will be a significant factor in the expected growth of each Fund's assets, and will result in increased investment flexibility and advantages which have benefitted and will continue to benefit the Fund and its shareholders. Payments for sales commissions and distribution fees made to the principal underwriter under the Class B Plan will compensate the principal underwriter for its services and expenses in distributing those classes of shares. Service fee payments made to the principal underwriter and investment dealers provide incentives to provide continuing personal services to investors and the maintenance of shareholder accounts. By providing incentives to the principal underwriter and investment dealers, each Plan is expected to result in the maintenance of, and possible future growth in, the assets of the Fund. Based on the foregoing and other relevant factors, the Trustees of the Trust have determined that in their judgment there is a reasonable likelihood that each Plan will benefit the Fund and its shareholders.

                                 PERFORMANCE


    Average annual total return is determined separately for each Class of a Fund by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/ depreciation, and distributions paid and reinvested) for the stated period and annualizing the result. The calculation assumes (i) that all distributions are reinvested at net asset value on the reinvestment dates during the period,
(ii) the deduction of the maximum sales charge from the initial $1,000 purchase order for Class A shares, (iii) a complete redemption of the investment at the end of the period, and (iv) the deduction of any CDSC at the end of the period. Emerging Markets Fund may also publish total return figures for each Class which do not take into account any sales charge. Any performance figure which does not take into account a sales charge would be reduced to the extent such charge is imposed. For information concerning the total return of the Funds, see Appendix A, Appendix B and Appendix C.

    Total return may be compared to relevant indices, such as the Consumer Price Index and various domestic and foreign securities indices. Each Fund's total return and comparisons with these indices may be used in advertisements and in information furnished to present or prospective shareholders. Each Fund's performance may differ from that of other investors in the Portfolio including the other investment companies. In addition, evaluations of each Fund's performance or rankings and/or ratings of mutual funds (which include each Fund) made by independent sources may be used in advertisements and in information furnished to present or prospective shareholders. Information, charts and illustrations showing the effect of compounding interest or relating to inflation and taxes (including their effects on the dollar and the return on stocks and other investment vehicles) may also be included in advertisements and material furnished to present and prospective investors.

    Information used in advertisements and in materials furnished to present or prospective shareholders may include statistics, data and performance studies prepared by independent organizations or included in various publications reflecting the investment performance or return achieved by various classes and types of investments (e.g. common stocks, small company stocks, long-term corporate bonds, long-term government bonds, intermediate-term government bonds, U.S. Treasury bills) over various periods of time. This information may be used to illustrate the benefits of long-term investments in common stocks. Information about the portfolio allocation, portfolio turnover and holdings of the Portfolio may be included in advertisements and other material furnished to present and prospective shareholders.

    Information used in advertisements and in materials provided to present and prospective shareholders may include descriptions of Lloyd George, Eaton Vance and other Fund and Portfolio service providers, their investment styles, other investment products, personnel and Fund distribution channels.


    Information used in advertisements and materials furnished to present and prospective investors may include statements or illustrations relating to the appropriateness of certain types of securities and/or mutual funds to meet specific financial goals. Such information may address:

    -- cost associated with aging parents;
    -- funding a college education (including its actual and estimated cost); -- health care expenses (including actual and projected expenses);
    -- long-term disabilities (including the availability of, and coverage provided by, disability insurance); and
    -- retirement (including the availability of social security benefits, the tax treatment of such benefits and statistics and other information relating to maintaining a particular standard of living and outliving existing assets).

    Such information may also address different methods for saving money and the results of such methods, as well as the benefits of investing in equity securities. Such information may describe: the potential for growth; the performance of equities as compared to other investment vehicles; and the value of investing as early as possible and regularly, as well as staying invested. The benefits of investing in equity securities by means of a mutual fund may also be included (such benefits may include diversification, professional management and the variety of equity mutual fund products).


    Information in advertisements and material furnished to present and prospective investors may include profiles of different types of investors (i.e., investors with different goals and assets) and different investment strategies for meeting specific financial goals. Such information may provide hypothetical illustrations which include: results of various investment strategies; performance of an investment in each Fund over various time periods; and results of diversifying assets among several investments with varying performance. Information in advertisements and material furnished to present and prospective investors may also include quotations (including editorial comments) and statistics concerning investing in securities, as well as investing in particular types of securities and the performance of such securities.

    The Trust (or principal underwriter) may provide investors with information on global investing, which may include descriptions, comparisons, charts and/or illustrations of foreign and domestic equity market capitalizations; returns obtained by foreign and domestic securities; and the effects of globally diversifying an investment portfolio (including volatility analysis and performance information). Such information may be provided for a variety of countries over varying time periods.

    The Trust (or principal underwriter) may provide information about Eaton Vance, its affiliates and other investment advisers to the funds in the Eaton Vance Family of Funds in sales material or advertisements provided to investors or prospective investors. Such material or advertisements may also provide information on the use of investment professionals by such investors.


                                    TAXES


    Each series of the Trust is treated as a separate entity for accounting and tax purposes. Each Fund has elected to be treated, and intends to qualify each year, as a regulated investment company ("RIC") under the Code. Accordingly, each Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute substantially all of its net income and net short-term and long-term capital gains in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to avoid any federal income or excise tax. The Emerging Markets Fund qualified as a RIC under the Code for its taxable year ended December 31, 1998. Because each Fund invests its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements in order for the Fund to also satisfy these requirements.

    Under current law, provided that each Fund qualifies as a RIC and the Portfolio is treated as a partnership for Massachusetts and federal tax purposes, neither the Fund's nor the Portfolio should be liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.

    Certain foreign exchange gains and losses realized by the Portfolio and allocated to each Fund in connection with the Portfolio's investments in foreign securities and foreign currency related options, futures or forward contracts or foreign currency may be treated as ordinary income and losses under special tax rules. Certain options, futures or forward contracts of the Portfolio may be required to be marked to market (i.e., treated as if closed out) on the last day of each taxable year, and any gain or loss realized with respect to these contracts may be required to be treated as 60% long-term and 40% short-term capital gain or loss or, in the case of certain contracts relating to foreign currency, as ordinary income or loss. Positions of the Portfolio in securities and offsetting options, futures or forward contracts may be treated as "straddles" which are subject to tax rules that may cause deferral of Portfolio losses, adjustments in the holding periods of Portfolio securities, and other changes in the short-term or long-term characterization of capital gains or losses, the effect of which may be to change the amount, timing and character of each Fund's distributions to shareholders. Certain uses of foreign currency and foreign currency derivatives such as options, futures, forward contracts and swaps and investment by the Portfolio in certain "passive foreign investment companies" may be limited or a tax election may be made, if available, in order to preserve each Fund's qualification as a RIC or avoid imposition of a tax on each Fund.

    The Portfolio anticipates that it will be subject to foreign taxes on its income (including, in some cases, capital gains) from foreign securities. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of a Fund's total assets, taking into account its allocable share of the Portfolio's total assets, at the close of any taxable year of the Fund consists of stock or securities of foreign corporations, the Fund may file an election with the Internal Revenue Service (the "IRS") pursuant to which shareholders of the Fund will be required to (i) include in ordinary gross income (in addition to taxable dividends actually received) their pro rata shares of qualified foreign income taxes paid by the Portfolio and allocated to the Fund even though not actually received, and (ii) treat such respective pro rata portions as foreign income taxes paid by them. Shareholders may then deduct such pro rata portions of qualified foreign income taxes in computing their taxable incomes, or, alternatively, use them as foreign tax credits, subject to applicable limitations, against their U.S. federal income taxes. Shareholders who do not itemize deductions for federal income tax purposes will not, however, be able to deduct their pro rata portion of foreign taxes deemed paid by their Fund, although such shareholders will be required to include their shares of such taxes in gross income. Shareholders who claim a foreign tax credit for such foreign taxes may be required to treat a portion of dividends received from a Fund as separate category of income for purposes of computing the limitations on the foreign tax credit. Tax-exempt shareholders will ordinarily not benefit from this election. Each year that a Fund files the election described above, its shareholders will be notified of the amount of (i) each shareholder's pro rata share of foreign income taxes paid by the Portfolio and allocated to the Fund and (ii) the portion of Fund dividends which represents income from each foreign country. If a Fund does not make this election, it may deduct its allocated share of such taxes in computing its investment company taxable income.

    Any loss realized upon the redemption or exchange of shares of a Fund with a tax holding period of 6 months or less will be treated as a long-term capital loss to the extent of any distribution of net long-term capital gains with respect to such shares. All or a portion of a loss realized upon a taxable disposition of Fund shares may be disallowed under "wash sale" rules if other Fund shares are purchased (whether through reinvestment of dividends or otherwise) within 30 days before or after the disposition. Any disallowed loss will result in an adjustment to the shareholder's tax basis in some or all of the other shares acquired.

    Sales charges paid upon a purchase of shares of the Emerging Markets Fund cannot be taken into account for purposes of determining gain or loss on a redemption or exchange of the shares before 91st day after their purchase to the extent a sales charge is reduced or eliminated in a subsequent acquisition of shares of the Fund or of another fund pursuant to the Fund's reinvestment or exchange privilege. Any disregarded amounts will result in an adjustment to the shareholder's tax basis in some or all of any other shares acquired.

    Amounts paid by a Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number ("TIN") and certain certifications required by the IRS, as well as shareholders with respect to whom the Fund has received certain information from the IRS or a broker, may be subject to "backup" withholding of federal income tax arising from the Fund's dividends and other distributions as well as the proceeds of redemption transactions (including repurchases and exchanges) at a rate of 31%. An individual's TIN is generally his or her social security number.

    The foregoing discussion does not address the special tax rules applicable to certain classes of investors, such as IRAs and other retirement plans, tax-exempt entities, insurance companies, financial institutions and nonresident aliens or foreign entities. Shareholders should consult their own tax advisers with respect to these or other special tax rules that may apply in their particular situations, as well as the state, local, and, where applicable, foreign tax consequences of investing in a Fund.


                       PORTFOLIO SECURITY TRANSACTIONS

    Decisions concerning the execution of portfolio security transactions by the Portfolio, including the selection of the market and the broker-dealer firm, are made by the investment adviser. The investment adviser places the portfolio security transactions of the Portfolio and of certain other accounts managed by the investment adviser for execution with many broker-dealer firms. The investment adviser uses its best efforts to obtain execution of portfolio security transactions at prices which are advantageous to the Portfolio and (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, the investment adviser will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the full range and quality of the broker-dealer's services, the value of the brokerage and research services provided the responsiveness of the broker-dealer to the investment adviser, the size and type of the transaction, the general execution and operational capabilities of the broker-dealer, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the reputation, reliability, experience and financial condition of the broker-dealer, the value and quality of services rendered by the broker-dealer in this and other transactions, and the reasonableness of the commission or spread, if any. Transactions on stock exchanges and other agency transactions involve the payment by the Portfolio of negotiated brokerage commissions. Such commissions vary among different broker-dealer firms, and a particular broker-dealer may charge different commissions according to such factors as the difficulty and size of the transaction and the volume of business done with such broker-dealer. Transactions in foreign securities often involve the payment of brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid or received by the Portfolio usually includes an undisclosed dealer markup or markdown. In an underwritten offering the price paid by the Portfolio includes a disclosed fixed commission or discount retained by the underwriter or dealer. Although commissions paid on portfolio transactions will, in the judgment of the investment adviser, be reasonable in relation to the value of the services provided, commissions exceeding those which another firm might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the Portfolio and the investment adviser's other clients in part for providing brokerage and research services to the investment adviser.

    As authorized in Section 28(e) of the Securities Exchange Act of 1934, a broker or dealer who executes a portfolio transaction on behalf of the Portfolio may receive a commission which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the investment adviser determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided. This determination may be made on the basis of either that particular transaction or on the basis of the overall responsibilities which the investment adviser and its affiliates have for accounts over which they exercise investment discretion. In making any such determination, the investment adviser will not attempt to place a specific dollar value on the brokerage and research services provided or to determine what portion of the commission should be related to such services. Brokerage and research services may include advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement); and the "Research Services" referred to in the next paragraph.


    It is a common practice in the investment advisory industry for the advisers of investment companies, institutions and other investors to receive research, analytical, statistical and quotation services, data, information and other services, products and materials which assist such advisers in the performance of their investment responsibilities ("Research Services") from broker-dealers which execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, the investment adviser may receive Research Services from broker-dealer firms with which the investment adviser places the portfolio transactions of the Portfolio and from third parties with which these broker-dealers have arrangements. These Research Services include such matters as general economic, political, business and market information, industry and company reviews, evaluations of securities and portfolio strategies and transactions, proxy voting data and analysis services, technical analysis of various aspects of the securities markets, recommendations as to the purchase and sale of securities and other portfolio transactions, financial, industry and trade publications, news and information services, pricing and quotation equipment and services, and research oriented computer hardware, software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by the investment adviser in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to the investment adviser in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client's account or of a few clients' accounts, or may be useful for the management of merely a segment of certain clients' accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The advisory fee paid by the Portfolio is not reduced because the investment adviser receives such Research Services. The investment adviser evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and attempts to allocate sufficient portfolio security transactions to such firms to ensure the continued receipt of Research Services which the investment adviser believes are useful or of value to it in rendering investment advisory services to its clients.


    The Portfolio and the investment adviser may also receive Research Services from underwriters and dealers in fixed price offerings, which Research Services are reviewed and evaluated by the investment adviser in connection with its investment responsibilities. The investment companies sponsored by the investment adviser or Eaton Vance may allocate brokerage commissions to acquire information relating to the performance, fees and expenses of such companies and other mutual funds, which information is used by the Trustees of such companies to fulfill their responsibility to oversee the quality of the services provided by various entities, including the investment adviser, to such companies. Such companies may also pay cash for such information.

    Subject to the requirement that the investment adviser shall use its best efforts to seek to execute portfolio security transactions of the Portfolio at advantageous prices and at reasonably competitive commission rates or spreads, the investment adviser is authorized to consider as a factor in the selection of any broker-dealer firm with whom Portfolio orders may be placed the fact that such firm has sold or is selling shares of the Fund or of other investment companies sponsored by Eaton Vance. This policy is not inconsistent with a rule of the NASD, which rule provides that no firm which is a member of the NASD shall favor or disfavor the distribution of shares of any particular investment company or group of investment companies on the basis of brokerage commissions received or expected by such firm from any source.

    Securities considered as investments for the Portfolio may also be appropriate for other investment accounts managed by the investment adviser or its affiliates. Whenever decisions are made to buy or sell securities by the Portfolio and one or more of such other accounts simultaneously, the investment adviser will allocate the security transactions (including "hot" issues) in a manner which it believes to be equitable under the circumstances. As a result of such allocations, there may be instances where the Portfolio will not participate in a transaction that is allocated among other accounts. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis. An order may not be allocated on a pro rata basis where, for example: (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or (iv) where the investment adviser reasonably determines that departure from a pro rata allocation is advisable. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to the Portfolio from time to time, it is the opinion of the Trustees of the Trust and the Portfolio that the benefits from the investment adviser's organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.


    For the fiscal years ended December 31, 1998, 1997 and 1996, the Portfolio paid brokerage commissions of $111,199, $248,818 and $129,070, respectively, with respect to portfolio security transactions. Of this amount, approximately $72,379, $145,648 and $116,154, respectively, was paid in respect of portfolio security transactions aggregating approximately $23,069,461, $25,034,388 and $16,622,828, respectively, to firms which provided some Research Services to the Adviser's organization (although many of such firms may have been selected in any particular transaction primarily because of their execution capabilities).


                             FINANCIAL STATEMENTS


    The audited financial statements of, and the independent auditors' reports for the Emerging Markets Fund and the Portfolio, appear in the Emerging Markets Fund's most recent annual report to shareholders which is incorporated by reference into this SAI. A copy of the Emerging Markets Fund's annual report accompanies this SAI. Consistent with applicable law, duplicate mailings of shareholder reports and certain other Fund information to shareholders residing at the same address may be eliminated.

    Registrant incorporates by reference the audited financial information for the Emerging Markets Fund and the Portfolio for the fiscal year ended December 31, 1998, as previously filed electronically with the Commission (Accession No. 0000950109-99-000814).

                                  APPENDIX A


                            EMERGING MARKETS FUND

                   CLASS A FEES, PERFORMANCE AND OWNERSHIP

DISTRIBUTION AND SERVICE FEES
    During the fiscal year ended December 31, 1998, Class A paid distribution fees under the Plan to the prinicpal underwriter aggregating $14,990. During the fiscal year ended December 31, 1998, Class A made service fee payments to the principal underwriter and investment dealers aggregating $5,758, of which $2,382 was paid to investment dealers and the balance of which was retained by the principal underwriter.

PRINCIPAL UNDERWRITER
    The total sales charges paid in connection with sales of Class A shares during the fiscal year ended December 31, 1998, was $10,863, of which $1,275 was received by the principal underwriter. For the fiscal year ended December 31, 1998, investment dealers received $9,588 from the total sales charges.

    The Trust has authorized the principal underwriter to act as its agent in repurchasing shares at the rate of $2.50 for each repurchase transaction handled by the principal underwriter. For the fiscal year ended December 31, 1998, Class A paid the principal underwriter $307.50 for repurchase transactions handled by it.


                           PERFORMANCE INFORMATION


    The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in Class A shares for the periods shown in the table. Total return for the period prior to January 1, 1998 reflects the total return of the predecessor to Class A. Total return prior to December 8, 1994 reflects the total return of Class B, adjusted to reflect the Class A sales charge. The Class B total return has not been adjusted reflect certain other expenses (such as distribution and/or service fees). If such adjustments were made the Class A total return would be different. The "Value of Initial Investment" reflects the deduction of the maximum sales charge of 5.75%. Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost. Two asterisks(**) indicates subsidized expenses. Return would have been lower without subsidies.


                          VALUE OF $1,000 INVESTMENT


                                                                                 TOTAL RETURN                  TOTAL RETURN
                                                                              EXCLUDING MAXIMUM             INCLUDING MAXIMUM
                                              VALUE OF       VALUE OF            SALES CHARGE                  SALES CHARGE
        INVESTMENT           INVESTMENT       INITIAL       INVESTMENT   ----------------------------  ----------------------------
          PERIOD                DATE         INVESTMENT    ON 12/31/98    CUMULATIVE     ANNUALIZED     CUMULATIVE     ANNUALIZED
          ------                ----         ----------    -----------    ----------     ----------     ----------     ----------
Life of the Fund**            11/30/94*       $942.51        $808.51        -14.22%        -3.68%         -19.55%        -5.06%
1 Year Ended 12/31/98**       12/31/96        $942.52        $634.54        -32.66%       -32.66%         -36.54%       -36.54%


----------
*Predecessor Fund commenced operations on November 30, 1994.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


    As of April 1, 1999, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding Class A shares of the Fund. As of April 1, 1999, Merrill Lynch, Pierce, Fenner & Smith, Inc., Jacksonville, FL 32246 was the record owner of approximately 5.0% of the outstanding Class A shares which were held on behalf of its customers who are beneficial owners of such shares, and as to which it had voting power under certain limited circumstances. In addition, as of the same date, the Eaton Vance Profit Sharing Retirement Plan, the Eaton Vance Savings Plan and Trust, and Mars & Co., each of Boston, MA were the record owners of 25.0%, 9.7% and 6.1%, respectively, of the Class A shares of the Fund. To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding Class A shares as of such date.

                                  APPENDIX B


                            EMERGING MARKETS FUND

                   CLASS B FEES, PERFORMANCE AND OWNERSHIP

DISTRIBUTION AND SERVICE FEES
    During the fiscal year ended December 31, 1998, the principal underwriter paid to investment dealers sales commissions of $39,474 on sales of Class B shares. During the same period, the Fund made distribution payments to the principal underwriter aggregating $48,738 and the principal underwriter received approximately $66,000 in CDSCs imposed on early redeeming shareholders. These sales commissions and CDSC payments reduced uncovered distribution charges under the Plan. As at December 31, 1998, the outstanding uncovered distribution charges of the principal underwriter calculated under the Plan amounted to approximately $229,000 (which amount was equivalent to 5.6% of Class B's net assets on such day). During the fiscal year ended December 31, 1998, the Fund made service fee payments under the Plan aggregating $13,753, of which $13,723 was paid to investment dealers and the balance of which was retained by the principal underwriter.

PRINCIPAL UNDERWRITER
    The Trust has authorized the principal underwriter to act as its agent in repurchasing shares at the rate of $2.50 for each repurchase transaction handled by the principal underwriter. For the fiscal year ended December 31, 1998, Class B paid the principal underwriter $552.50 for repurchase transactions handled by it.


                           PERFORMANCE INFORMATION

    The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in Class B shares for the periods shown in the table. Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost. Information presented with two asterisks(**) includes the effect of subsidizing expenses. Return would have been lower without subsidies.

                         VALUE OF A $1,000 INVESTMENT


                                                VALUE OF        VALUE OF
                                               INVESTMENT      INVESTMENT
                                                 BEFORE          AFTER          TOTAL RETURN BEFORE          TOTAL RETURN AFTER
                                             DEDUCTING THE   DEDUCTING THE         DEDUCTING THE               DEDUCTING THE
                                                MAXIMUM         MAXIMUM            MAXIMUM  CDSC               MAXIMUM  CDSC
  INVESTMENT      INVESTMENT    AMOUNT OF         CDSC            CDSC       -------------------------    -------------------------
    PERIOD           DATE       INVESTMENT    ON 12/31/98     ON 12/31/98     CUMULATIVE    ANNUALIZED    CUMULATIVE    ANNUALIZED
    ------           ----       ----------    -----------     -----------     ----------    ----------    ----------    ----------
Life of the
 Fund**            11/30/94       $1,000        $835.49         $819.51         -16.45%       -4.30%        -18.05%       -4.75%
1 Year Ended
 12/31/98**       12/31/97        $1,000        $670.86         $637.32         -32.91%      -32.91%        -36.27%      -36.27%

----------

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


    As of April 1, 1999, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding Class B shares of the Fund. As of April 1, 1999, Merrill Lynch, Pierce, Fenner & Smith, Inc., Jacksonville, FL 32246 was the record owner of approximately 18.0% of the outstanding Class B shares which were held on behalf of its customers who are beneficial owners of such shares, and as to which it had voting power under certain limited circumstances. To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding Class B shares as of such date.

                                  APPENDIX C

                     INSTITUTIONAL EMERGING MARKETS FUND

                          PERFORMANCE AND OWNERSHIP

                           PERFORMANCE INFORMATION

    The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in another mutual fund that invests in the Portfolio, adjusted to eliminate the sales charge applicable to that fund's shares (but not adjusted to reflect certain other differences in expenses). Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost. Two asterisks(**) indicates subsidized expenses. Return would have been lower without subsidies.

                          VALUE OF $1,000 INVESTMENT

                                           VALUE OF
                               VALUE OF   INVESTMENT   CUMULATIVE   ANNUALIZED
    INVESTMENT     INVESTMENT   INITIAL      ON          TOTAL        TOTAL
      PERIOD          DATE     INVESTMENT  12/31/98      RETURN       RETURN
      ------         ------     -------     ------    -----------  -----------
Life of the Fund**  11/30/94*  $1,000.00    $857.83     -19.55%      -5.06%
1 Year Ended
  12/31/98**        12/31/97    $1000.00    $673.35     -36.54%     -36.54%

----------
*Predecessor Fund commenced operations on November 30, 1994.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

    As of May 1, 1999, Eaton Vance owned one share of the Eaton Vance Institutional Emerging Markets Fund, being the only shares of the Fund outstanding on such date. Eaton Vance is a Massachusetts business trust and a wholly-owned subsidiary of EVC.

                                    PART B
        INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

                                                        STATEMENT OF
                                                        ADDITIONAL INFORMATION
                                                        May 1, 1999


                        EATON VANCE GREATER INDIA FUND
                               255 State Street
                         Boston, Massachusetts 02109
                                (800) 225-6265


    This Statement of Additional Information ("SAI") provides general information about the Fund and the Portfolio. The Fund is a series of Eaton Vance Special Investment Trust. Capitalized terms used in this SAI and not otherwise defined have the meanings given them in the prospectus. This SAI contains additional information about:


                                                                            Page
  Strategies and Risks ....................................................    1
  Investment Restrictions .................................................    5
  Management and Organization .............................................    7
  Investment Advisory and Administrative Services .........................   11
  Other Service Providers .................................................   13
  Purchasing and Redeeming Shares .........................................   13
  Sales Charges ...........................................................   15
  Performance .............................................................   19
  Taxes ...................................................................   20
  Portfolio Security Transactions .........................................   21
  Financial Statements ....................................................   23


Appendices:
  A: Class A Fees, Performance and Ownership ..............................  a-1
  B: Class B Fees, Performance and Ownership ..............................  b-1
  C: Country Information ..................................................  c-1

    THIS SAI IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY THE FUND'S PROSPECTUS DATED MAY 1, 1999, AS SUPPLEMENTED FROM TIME TO TIME, WHICH IS INCORPORATED HEREIN BY REFERENCE. THIS SAI SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS, WHICH MAY BE OBTAINED BY CALLING 1-800-225-6265.

                             STRATEGIES AND RISKS

SOUTH ASIA PORTFOLIO. Equity securities, for purposes of the 65% policy, will be limited to common and preferred stocks; equity interests in trusts, partnerships, joint ventures and other unincorporated entities or enterprises; special classes of shares available only to foreign investors in markets that restrict ownership by foreign investors to certain classes of equity securities; convertible preferred stocks; and other convertible instruments. The convertible instruments in which the Portfolio will invest will generally not be rated, but will typically be equivalent in credit quality to securities rated below investment grade (i.e., credit quality equivalent to lower than Baa by Moody's Investors Service, Inc. and lower than BBB by Standard & Poor's Ratings Group). Convertible debt securities that are not investment grade are commonly called "junk bonds" and have risks similar to equity securities; they have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt securities. Such debt securities will not exceed 20% of total assets.

    When consistent with its investment objective, the Portfolio may also invest in equity securities of companies not in the Indian subcontinent, as well as warrants, options on equity securities and indices, options on currency, futures contracts, options on futures contracts, forward foreign currency exchange contracts, currency swaps and other non-equity investments. The issuers of these equity securities may be located in neighboring countries outside the region, such as Indonesia and Malaysia, as well as more developed countries.

FOREIGN INVESTMENTS. Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. It is anticipated that in most cases the best available market for foreign securities will be on exchanges or in over-the-counter markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In addition, foreign brokerage commissions are generally higher than commissions on securities traded in the United States and may be non-negotiable. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.


    Foreign investment in the securities of issuers in Greater India countries is usually restricted or controlled to some degree. In India, FIIs ("Foreign Institutional Investors") may predominately invest in exchange-traded securities (and securities to be listed, or those approved on the over-the-counter exchange of India) subject to the conditions specified in the Guidelines for Direct Foreign Investment by FIIs in India, (the "Guidelines") published in a Press Note dated September 14, 1992, issued by the Government of India, Ministry of Finance, Investment Division. FIIs have to apply for registration to the Securities and Exchange Board of India ("SEBI") and to the Reserve Bank of India for permission to trade in Indian securities. The Guidelines require SEBI to take into account the track record of the FII, its professional competence, financial soundness, experience and other relevant criteria. SEBI must also be satisfied that suitable custodial arrangements are in place for the Indian securities. The Adviser is a registered FII and the inclusion of the Portfolio in the Adviser's registration was approved by SEBI. FIIs are required to observe certain investment restrictions, including an account ownership ceiling of 5% of the total issued share capital of any one company. In addition, the shareholdings of all registered FIIs, together with the shareholdings of non-resident Indian individuals and foreign bodies corporate substantially owned by non-resident Indians, may not exceed 30% of the issued share capital of any one company. Only registered FIIs and non-Indian mutual funds that comply with certain statutory conditions may make direct portfolio investments in exchange-traded Indian securities. Income, gains and initial capital with respect to such investments are freely repatriable, subject to payment of applicable Indian taxes. See "Regional Taxes".


    In Pakistan, the Portfolio may invest in the shares of issuers listed on any of the stock exchanges in the country provided that the purchase price as certified by a local stock exchange broker is paid in foreign exchange transferred into Pakistan through a commercial bank and, in the case of an off-exchange sale of listed shares, that the sale price is not less than the price quoted on any of the local stock exchanges on the date of the sale. In addition, the issuer's shares held by the Portfolio must be registered with the State Bank of Pakistan for purposes of repatriation of income, gains and initial capital. The Portfolio may also invest in the shares of unlisted and closely-held manufacturing companies provided that the sale price is certified by a Pakistani chartered accountant to be not less than the break-up value of the shares, and is paid in foreign exchange transferred into Pakistan through a commercial bank. If local procedures are complied with, income, gains and initial capital are freely repatriable after payment of any applicable Pakistani withholding taxes. In Sri Lanka, the Portfolio may invest in the shares of exchange-listed issuers, subject to certain limitations for specific sectors of the economy.

    There can be no assurance that these investment control regimes will not change in a way that makes it more difficult or impossible for the Portfolio to implement its investment objective or repatriate its income, gains and initial capital from these countries. Similar risks and considerations will be applicable to the extent the Portfolio invests in other countries.


    The Portfolio may also invest in American Depositary Receipts, (ADRs) European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). ADRs as well as other "hybrid" forms of ADRs, including EDRs and GDRs, are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country. ADRs, EDRs and GDRs may be sponsored or unsponsored. Unsponsored receipts are established without the participation of the issuer. Unsponsored receipts differ from receipts sponsored by an issuer in that they may involve higher expenses, they may not pass-through voting and other shareholder rights, and they may be less liquid.


REGIONAL TAXES. The Fund and the Portfolio each intends to conduct its respective affairs in such a manner that it will not be resident in India or any other country in the Indian subcontinent for local tax purposes. The Portfolio's income from certain regional sources will be subject to tax by those countries as described below.


    India imposes withholding tax on interest and dividends at a rate of 20%. Withholding tax of 10% is currently imposed on gains from sales of shares held one year or more and 30% on gains from sales of shares held less than one year. The withholding rate on gains from sales of debt securities is currently 10% if the securities have been held 12 months or more and 30% if the securities have been held less than 12 months. The Portfolio is considering investing in India through a Republic of Mauritius company to take advantage of the favorable tax treaty between the countries. Currently, no such arrangement has been made. There can be no assurance such an investment structure would be effective.


    Pakistan currently imposes withholding tax on dividends at rates of between 7.5% and 20%. There is currently no withholding tax on capital gains from listed shares. This exemption will expire in June 2000. Sri Lanka imposes 15% withholding tax on dividends and interest, but does not impose withholding tax on capital gains of listed shares.


FOREIGN CURRENCY TRANSACTIONS. The value of the assets of the Portfolio as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad. The Portfolio may conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into swaps, forward contracts, options or futures on currency.


    When the Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when the Portfolio anticipates the receipt in a foreign currency of dividend or interest payments on such a security which it holds, the Portfolio may desire to "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. Additionally, when the investment adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the securities held by the Portfolio denominated in such foreign currency. The Portfolio may engage in cross-hedging by using forward contracts in one currency (or basket of currencies) to hedge against fluctuations in the value of securities denominated in a different currency if the investment adviser determines that there is an established historical pattern of correlation between the two currencies (or the basket of currencies and the underlying currency).

OTHER INVESTMENT COMPANIES. The Portfolio reserves the right to invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies unaffiliated with the investment adviser or the Manager that have the characteristics of closed-end investment companies. The Portfolio will indirectly bear its proportionate share of any management fees paid by investment companies in which it invests in addition to the advisory fee paid by the Portfolio. The value of closed-end investment company securities, which are usually traded on an exchange, is affected by demand for the securities themselves, independent of the demand for the underlying portfolio assets and, accordingly, such securities can trade at a discount from their net asset values.

DERIVATIVE INSTRUMENTS. The Portfolio may purchase or sell derivative instruments (which are instruments that derive their value from another instrument, security, index or currency) to enhance return, to hedge against fluctuations in securities prices, interest rates or currency exchange rates, or as a substitute for the purchase or sale of securities or currencies. The Portfolio's transactions in derivative instruments may be in the U.S. or abroad and may include the purchase or sale of futures contracts on securities, securities indices, other indices, other financial instruments or currencies; options on futures contracts; exchange-traded and over-the-counter options on securities, indices or currencies; currency swaps; and forward foreign currency exchange contracts. The Portfolio's transactions in derivative instruments involve a risk of loss or depreciation due to: unanticipated adverse changes in securities prices, interest rates, the other financial instruments' prices or currency exchange rates; the inability to close out a position; or default by the counterparty; imperfect correlation between a position and the desired hedge; tax constraints on closing out positions; and portfolio management constraints on securities subject to such transactions. The loss on derivative instruments (other than purchased options) may substantially exceed the Portfolio's initial investment in these instruments. In addition, the Portfolio may lose the entire premium paid for purchased options that expire before they can be profitably exercised by the Portfolio. The Portfolio incurs transaction costs in opening and closing positions in derivative instruments. The use of futures for nonhedging purposes is limited by regulations of the Commodity Futures Trading Commission. There can be no assurance that the Adviser's use of derivative instruments will be advantageous to the Portfolio.


RISKS ASSOCIATED WITH DERIVATIVE INSTRUMENTS. Entering into a derivative instrument involves a risk that the applicable market will move against the Portfolio's position and that the Portfolio will incur a loss. For derivative instruments other than purchased options, this loss may exceed the amount of the initial investment made or the premium received by the Portfolio. Derivative instruments may sometimes increase or leverage the Portfolio's exposure to a particular market risk. Leverage enhances the Portfolio's exposure to the price volatility of derivative instruments it holds. The Portfolio's success in using derivative instruments to hedge portfolio assets depends on the degree of price correlation between the derivative instruments and the hedged asset. Imperfect correlation may be caused by several factors, including temporary price disparities among the trading markets for the derivative instrument, the assets underlying the derivative instrument and the Portfolio assets. Over-the-counter ("OTC") derivative instruments involve an enhanced risk that the issuer or counterparty will fail to perform its contractual obligations. Some derivative instruments are not readily marketable or may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in an exchange-traded derivative instrument, which may make the contract temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the Portfolio from closing out positions and limiting its losses. The staff of the Commission takes the position that certain OTC options, and assets used as cover for written OTC options, are subject to the Portfolio's 15% limit on illiquid investments. The Portfolio's ability to terminate OTC derivative instruments may depend on the cooperation of the counterparties to such contracts. For thinly traded derivative instruments, the only source of price quotations may be the selling dealer or counterparty. In addition, certain provisions of the Code, limit the extent to which the Portfolio may purchase and sell derivative instruments. The Portfolio will engage in transactions in futures contracts and related options only to the extent such transactions are consistent with the requirements of the Code for maintaining the qualification of the Fund as a regulated investment company for federal income tax purposes.


LIMITATIONS ON FUTURES CONTRACTS AND OPTIONS. The Portfolio will only write a put option on a security which it intends to ultimately acquire for its portfolio. The Portfolio does not intend to purchase any options if after such transaction more than 5% of its net assets, as measured by the aggregate of all premiums paid for all such options held by the Portfolio, would be so invested. The Portfolio may enter into futures contracts, and options on futures contracts, traded on a foreign exchange, only if the investment adviser determines that trading on each such foreign exchange does not subject the Portfolio to risks, including credit and liquidity risks, that are materially greater than the risks associated with trading on United States CFTC-regulated exchanges.

    To the extent that the Portfolio enters into futures contracts, options on futures contracts and options on foreign currencies traded on an exchange regulated by the CFTC, in each case that are not for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are "in-the-money") may not exceed 5% of the liquidation value of the Portfolio's investments, after taking into account unrealized profits and unrealized losses on any contracts the Portfolio has entered into.

REPURCHASE AGREEMENTS. Under a repurchase agreement the Portfolio buys a security at one price and simultaneously promises to sell that same security back to the seller at a higher price. At no time will the Portfolio commit more than 15% of its net assets to repurchase agreements which mature in more than seven days and other illiquid securities. The Portfolio's repurchase agreements will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement, and will be marked to market daily. In the event of the bankruptcy of the other party to a repurchase agreement, the Portfolio might experience delays in recovering its cash. To the extent that, in the meantime, the value of the securities the Portfolio purchased may have decreased, the Portfolio could experience a loss.

REVERSE REPURCHASE AGREEMENTS. The Portfolio may enter into reverse repurchase agreements. Under a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the instrument at an agreed upon time (normally within seven days) and price, which reflects an interest payment. The Portfolio expects that it will enter into reverse repurchase agreements when it is able to invest the cash so acquired at a rate higher than the cost of the agreement, which would increase the income earned by the Portfolio. The Portfolio could also enter into reverse repurchase agreements as a means of raising cash to satisfy redemption requests without the necessity of selling portfolio assets.

    When the Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio's assets. As a result, such transactions may increase fluctuations in the market value of the Portfolio's assets. While there is a risk that large fluctuations in the market value of the Portfolio's assets could affect the Portfolio's net asset value, this risk is not significantly increased by entering into reverse repurchase agreements, in the opinion of the investment adviser. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. If the Portfolio reinvests the proceeds of a reverse repurchase agreement at a rate lower than the cost of the agreement, entering into the agreement will lower the Portfolio's yield.

UNLISTED SECURITIES. The Portfolio may invest in securities of companies that are neither listed on a stock exchange nor traded over the counter. Unlisted securities may include investments in new and early stage companies, which may involve a high degree of business and financial risk that can result in substantial losses and may be considered speculative. Such securities will generally be deemed to be illiquid. Because of the absence of any public trading market for these investments, the Portfolio may take longer to liquidate these positions than would be the case for publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Portfolio or less than what may be considered the fair value of such securities. Furthermore, issuers whose securities are not publicly traded may not be subject to public disclosure and other investor protection requirements applicable to publicly traded securities. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, the Portfolio may be required to bear the expenses of registration. In addition, any capital gains realized on the sale of such securities may be subject to higher rates of foreign taxation than taxes payable on the sale of listed securities.


LENDING PORTFOLIO SECURITIES. The Portfolio may seek to increase its income by lending portfolio securities to broker-dealers or other institutional borrowers. Under present regulatory policies of the Securities and Exchange Commission (the "SEC"), such loans are required to be secured continuously by collateral in cash, cash equivalents or U.S. Government securities held by the Portfolio's custodian and maintained on a current basis at an amount at least equal to market value of the securities loaned, which will be marked to market daily. Cash equivalents include certificates of deposit, commercial paper and other short-term money market instruments. The financial condition of the borrower will be monitored by the investment adviser on an ongoing basis. The Portfolio would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and would also receive a fee, or all or a portion of the interest on investment of the collateral. The Portfolio would have the right to call a loan and obtain the securities loaned at any time on up to five business days' notice. The Portfolio would not have the right to vote any securities having voting rights during the existence of a loan, but could call the loan in anticipation of an important vote to be taken among holders of the securities or the giving or withholding of their consent on a material matter affecting the investment. If the investment adviser decides to make securities loans, it is intended that the value of the securities loaned would not exceed one-third of the Portfolio's total assets. As with other extensions of credit there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. However, the loans will be made only to organizations deemed by the investment adviser to be sufficiently creditworthy and when, in the judgment of the investment adviser, the consideration which can be earned from securities loans of this type, net of administrative expenses and any finders fees, justifies the attendant risk.

ASSET COVERAGE REQUIREMENTS. Transactions involving reverse repurchase agreements, currency swaps, forward contracts or futures contracts and options (other than options that the Portfolio has purchased) expose the Portfolio to an obligation to another party. The Portfolio will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies, swaps, or other options, futures contracts or forward contracts, or (2) cash or liquid securities (such as readily marketable common stock and money market instruments) with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. (Only the net obligation of a swap will be covered.) The Portfolio will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities in a segregated account with its custodian in the prescribed amount. The securities in the segregated account will be marked to market daily.


    Assets used as cover or held in a segregated account maintained by the Portfolio's custodian cannot be sold while the position requiring coverage or segregation is outstanding unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of the Portfolio's assets to segregated accounts or to cover could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.


DIVERSIFIED STATUS. The Portfolio is a "diversified" investment company under the 1940 Act. This means that with respect to 75% of its total assets (1) the Portfolio may not invest more than 5% of its total assets in the securities of any one issuer (except U.S. Government obligations) and (2) the Portfolio may not own more than 10% of the outstanding voting securities of any one issuer.

PORTFOLIO TURNOVER. The Portfolio cannot accurately predict its portfolio turnover rate, but it is anticipated that the annual turnover rate will generally not exceed 100% (excluding turnover of securities having a maturity of one year or less). A high turnover rate (100% or more) necessarily involves greater expenses to the Portfolio. Short-term trading may be advisable in light of a change in circumstances of a particular company or within a particular industry, or in light of general market, economic or political conditions. High portfolio turnover may also result in the realization of substantial net short-term capital gains.

TEMPORARY INVESTMENTS. Under unusual market conditions, the Portfolio may invest temporarily in cash or cash equivalents. Cash equivalents are highly liquid, short-term securities such as commercial paper, certificates of deposit, short-term notes and short-term U.S. Government obligations.


                           INVESTMENT RESTRICTIONS

    The following investment restrictions of the Fund are designed as fundamental and as such cannot be changed without the approval by the holders of a majority of the Fund's outstanding voting securities, which as used in this SAI means the lesser of (a) 67% or more of the shares of the Fund present or represented by proxy at a meeting if the holders of more than 50% of the outstanding shares present or represented at the meeting or (b) more than 50% of the outstanding shares of the Fund. Accordingly, the Fund may not:

    (1) Borrow money or issue senior securities except as permitted by the Investment Company Act of 1940.

    (2) Purchase any securities on margin (but the Fund and the Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities).

    (3) Underwrite securities of other issuers.

    (4) Invest in real estate including interests in real estate limited partnerships (although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate) or in commodities or commodity contracts for the purchase or sale of physical commodities.

    (5) Make loans to any person except by (a) the acquisition of debt securities and making portfolio investments, (b) entering into repurchase agreements and (c) lending portfolio securities.

    (6) With respect to 75% of its total assets, invest more than 5% of its total assets (taken at current value) in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies.

    (7) Concentrate its investments in any particular industry, but, if deemed appropriate for the Fund's objective, up to 25% of the value of its assets may be invested in securities of companies in any one industry (although more than 25% may be invested in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities).

    Notwithstanding the investment policies and restrictions of the Fund, the Fund may invest its assets in an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund. Notwithstanding the investment policies and restrictions of the Portfolio, the Portfolio may invest part of its assets in another investment company consistent with the 1940 Act. For purposes of Restriction (7) above, not more than 25% of the Fund's total assets will be concentrated in any one industry.


    For as long as a feeder fund of the Portfolio has registered shares in Hong Kong (and for so long as Hong Kong requires the following restrictions), the Portfolio may not (i) invest more than 10% of its net assets in the securities of any one issuer or, purchase more than 10% of any class of security of any one issuer, provided, however, up to 30% of the Portfolio's net asset value may be invested in Government and public securities of the same issue; and the Portfolio may invest all of its assets in Government and other public securities in at least six different issues, (ii) invest more than 15% of net assets in securities which are not listed or quoted on any stock exchange, over-the-counter market or other organized securities market that is open to the international public and on which such securities are regularly traded (a "Market"), (iii) invest more than 15% of net assets in warrants and options for non-hedging purposes, (iv) write call options on Portfolio investments exceeding 25% of its total net asset value in terms of exercise price, (v) enter into futures contracts on an unhedged basis where the net total aggregate value of contract prices, whether payable by or to the Portfolio under all outstanding futures contracts, together with the aggregate value of holdings under (vi) below exceeds 20% of the net asset value of the Portfolio, (vi) invest in physical commodities (including gold, silver, platinum or other bullion) and commodity based investments (other than shares in companies engaged in producing, processing or trading in commodities) which value together with the net aggregate value of the holdings described in (v) above, exceeds 20% of the Portfolio's net asset value, (vii) purchase shares of other investment companies exceeding 10% of net assets. In addition, the investment objective of any scheme in which the Portfolio invests must not be to invest in investments prohibited by this undertaking and where the scheme's investment objective is to invest primarily in investments which are restricted by this undertaking, such holdings must not be in contravention of the relevant limitation, (viii) borrow more than 25% of its net assets (provided that for the purposes of this paragraph, back to back loans are not to be categorized as borrowings), (ix) write uncovered options, (x) invest in real estate (including options, rights or interests therein but excluding shares in real estate companies), (xi) assume, guarantee, endorse or otherwise become directly or contingently liable for, or in connection with, any obligation or indebtedness of any person in respect of borrowed money without the prior written consent of the custodian of the Portfolio, (xii) engage in short sales involving a liability to deliver securities exceeding 10% of its net assets provided that any security which the Portfolio does sell short must be actively traded on a market, (xiii) subject to paragraph (v) above, purchase an investment with unlimited liability or (xiv) purchase any nil or partly-paid securities unless any call thereon could be met in full out of cash or near cash held by it in the amount of which has not already been taken into account for the purposes of (ix) above.


    The Fund and the Portfolio have each adopted the following investment policies which may be changed by the Trustees with respect to the Fund without shareholder approval or with respect to the Portfolio without approval of the Fund or its other investors. The Fund and the Portfolio will not:


        (a) invest more than 15% of its net assets in investments which are not readily marketable, including restricted securities and repurchase agreements with a maturity longer than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and commercial paper issued pursuant to
            Section 4(2) of said Act that the Board of Trustees of the Trust or the Portfolio, or its delegate, determines to be liquid. Any such determination by a delegate will be made pursuant to procedures adopted by the Board. If the Fund or Portfolio invests in Rule 144A securities, the level of portfolio illiquidity may be increased to the extent that eligible buyers become uninterested in purchasing such securities; or

        (b) purchase any securities if at the time of such purchase, permitted borrowings under investment restriction (1) above exceed 5% of the value of the Portfolio's or the Fund's total assets, as the case may be.

    Whenever an investment policy or investment restriction set forth in the Prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset, or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of the Fund's or the Portfolio's acquisition of such security or asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances, or any subsequent rating change below investment grade made by a rating service, will not compel the Fund or the Portfolio, as the case may be, to dispose of such security or other asset. Notwithstanding the foregoing, under normal market conditions the Fund and the Portfolio must take actions necessary to comply with the policy of investing at least 65% of total assets in Greater India investments. Moreover, the Fund and Portfolio must always be in compliance with the limitation on investing in illiquid securities and the borrowing policies set forth above.


                         MANAGEMENT AND ORGANIZATION


FUND MANAGEMENT. The Trustees of the Trust are responsible for the overall management and supervision of the Trust's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Unless otherwise noted, the business address of each Trustee and officer is 255 State Street, Boston, Massachusetts 02109. The business address of the investment adviser is 3808 One Exchange Square, Central, Hong Kong. Those Trustees who are "interested persons" of the Trust or the Portfolio as defined in the 1940 Act are indicated by an asterisk (*).


JAMES B. HAWKES (57), President of the Trust, Vice President of the Portfolio and Trustee*
Chairman, President and Chief Executive Officer of Eaton Vance, BMR and their corporate parent and trustee (EVC and EV); Director of EVC and EV. Trustee and officer of various investment companies managed by Eaton Vance or BMR. Director of LGM.

HON. ROBERT LLOYD GEORGE (46), President and Trustee of the Portfolio* Chairman and Chief Executive Officer of LGM and of the investment adviser.
  Address: 3808 One Exchange Square, Central, Hong Kong


JESSICA M. BIBLIOWICZ (39), Trustee of the Trust
Chief Executive Officer of National Financial Partners (a financial services company) (since April 1999). President and Chief Operating Officer of John
  A. Levin & Co. (a registered investment advisor) (July, 1997 to April, 1999) and a Director of Baker, Fentress & Company which owns John A. Levin & Co. (since July, 1997). Formerly Executive Vice President of Smith Barney Mutual Funds (from July, 1994 to June, 1997). Elected Trustee October 30, 1998. Trustee of various investment companies managed by Eaton Vance or BMR since October 30, 1998.
Address: 1301 Avenue of the Americas, 30th floor, New York, NY 10019


EDWARD K.Y. CHEN (54), Trustee of the Portfolio
President of Lingnan College in Hong Kong. Professor and Director of Centre of
  Asian Studies at the University of Hong Kong from 1979-1995. Director of First Pacific Company and Asia Satellite Telecommunications Holdings Ltd. and a Board Member of the Mass Transit Railway Corporation. Member of the Executive Council of the Hong Kong Government from 1992-1997 and Chairman of the Consumer Council from 1991-1997.
Address: President's Office, Lingnan College, Tuen Mun, Hong Kong


DONALD R. DWIGHT (68), Trustee
President of Dwight Partners, Inc. (a corporate relations and communications company). Trustee/Director of the Royce Funds (mutual funds). Trustee of various investment companies managed by Eaton Vance or BMR.
Address: Clover Mill Lane, Lyme, New Hampshire 03768


SAMUEL L. HAYES, III (64), Trustee
Jacob H. Schiff Professor of Investment Banking Emeritus, Harvard University
  Graduate School of Business Administration. Trustee of the Kobrick-Cedant Investment Trust (mutual funds). Trustee of various investment companies managed by Eaton Vance or BMR.
Address: 345 Nahatan Road, Westwood, Massachusetts 02190

NORTON H. REAMER (63), Trustee
Chairman of the Board and Chief Executive Officer -- United Asset Management
  Corporation (a holding company owning institutional investment management firms); Chairman, President and Director, UAM Funds (mutual funds). Trustee of various investment companies managed by Eaton Vance or BMR.
Address: One International Place, Boston, Massachusetts 02110

LYNN A. STOUT (41), Trustee of the Trust
Professor of Law, Georgetown University Law Center. Elected Trustee October
  30, 1998. Trustee of various investment companies managed by Eaton Vance or BMR since October 30, 1998.
Address: 600 New Jersey Avenue, NW, Washington, DC 20001


JOHN L. THORNDIKE (72), Trustee of the Trust
Formerly Director of Fiduciary Company Incorporated. Trustee of various investment companies managed by Eaton Vance or BMR.
  Mr. Thorndike will be retiring from the Board of Trustees in July, 1999.
Address: 175 Federal Street, Boston, Massachusetts 02110


JACK L. TREYNOR (69), Trustee of the Trust
Investment adviser and Consultant. Trustee of various investment  companies managed by Eaton Vance or BMR.
Address: 504 Via Almar, Palos Verdes Estates, California 90274

SCOBIE DICKINSON WARD (33), Vice President, Assistant Secretary and Assistant
  Treasurer of the Portfolio
Director of LGM and Chief Investment Officer of the investment adviser.
Address: 3808 One Exchange Square, Central, Hong Kong

WILLIAM WALTER RALEIGH KERR (48), Vice President and Assistant Treasurer of
  the Portfolio
Director, Finance Director and Chief Operating Officer of the investment adviser. Director of LGM.
Address: 3808 One Exchange Square, Central, Hong Kong

EDWARD E. SMILEY, JR. (54), Vice President of the Trust
Vice President of Eaton Vance, BMR and EV since November 1, 1996; Senior
  Product Manager, Equity Management for TradeStreet Investment Associates, Inc., a wholly-owned subsidiary of Nations Bank (1992-1996). Mr. Smiley was elected Vice President of the Trust on October 18, 1996.

JAMES L. O'CONNOR (54), Vice President of the Portfolio and Treasurer Vice President of Eaton Vance, BMR and EV. Officer of various investment companies managed by Eaton Vance or BMR.

ALAN R. DYNNER (58), Secretary
Vice President and Chief Legal Officer of BMR, Eaton Vance, EVC and EV since
  November 1, 1996. Previously, he was a Partner of the law firm of Kirkpatrick & Lockhart LLP, New York and Washington, D.C., and was Executive Vice President of Neuberger & Berman Management, Inc., a mutual fund management company. Officer of various investment companies managed by Eaton Vance or BMR.

JANET E. SANDERS (63), Assistant Treasurer of the Trust and Assistant
  Secretary
Vice President of Eaton Vance and BMR. Officer of various investment companies managed by Eaton Vance or BMR.

A. JOHN MURPHY (36), Assistant Secretary
Vice President of BMR and Eaton Vance. Officer of various investment companies managed by Eaton Vance or BMR.

ERIC G. WOODBURY (41), Assistant Secretary
Vice President of BMR and Eaton Vance. Officer of various investment companies managed by Eaton Vance or BMR.


    The Nominating Committee of the Board of Trustees of the Trust and the Portfolio is comprised of the Trustees (except Mr. Thorndike) who are not "interested persons" as that term is defined under the 1940 Act ("noninterested Trustees"). The purpose of the Committee is to recommend to the Board nominees for the position of noninterested Trustee and to assure that at least a majority of the Board of Trustees is independent of Eaton Vance, the investment adviser or its affiliates.

    Messrs. Hayes (Chairman), Dwight and Reamer are members of the Special Committee of the Board of Trustees of the Trust and Messrs. Hayes, Dwight and Reamer, are members of the Special Committee of the Board of Trustees of the Portfolio. The purpose of the Special Committee is to consider, evaluate and make recommendations to the full Board of Trustees concerning (i) all contractual arrangements with service providers to the Fund and the Portfolio, including investment advisory (Portfolio only), administrative, transfer agency, custodial and fund accounting and distribution services, and (ii) all other matters in which Eaton Vance, the investment adviser or its affiliates has any actual or potential conflict of interest with the Fund, the Portfolio or investors therein.

    Messrs. Treynor (Chairman) and Dwight and Ms. Bibliowicz are members of the Audit Committee of the Board of Trustees of the Trust and Messrs. Dwight (Chairman), Hayes and Chen are members of the Audit Committee of the Board of Trustees of the Portfolio. The Audit Committee's functions include making recommendations to the Trustees regarding the selection of the independent certified public accountants, and reviewing matters relative to trading and brokerage policies and practices, accounting and auditing practices and procedures, accounting records, internal accounting controls, and the functions performed by the custodian, transfer agent and dividend disbursing agent of the Trust and of the Portfolio.

    Trustees of the Portfolio (except Mr. Chen) who are not affiliated with Eaton Vance may elect to defer receipt of all or a percentage of their annual fees received from certain Eaton Vance sponsored funds in accordance with the terms of a Trustees Deferred Compensation Plan (the "Trustees" Plan"). Under the Trustees' Plan, an eligible Trustee may elect to have his deferred fees invested in the shares of one or more funds in the Eaton Vance Family of Funds, and the amount paid to the Trustees under the Trustees' Plan will be determined based upon the performance of such investments. Neither the Portfolio nor the Trust participates in the Trustees' Plan or has a retirement plan for its Trustees.


    The fees and expenses of the noninterested Trustees of the Trust and the Portfolio are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and the Portfolio who are members of the Eaton Vance organization receive no compensation from the Trust or the Portfolio.) During the fiscal year ended December 31, 1998, the noninterested Trustees of the Trust and the Portfolio earned the following compensation in their capacities as Trustees from the Trust, the Portfolio and the funds in the Eaton Vance fund complex(1):


        SOURCE OF           JESSICA M.     EDWARD      DONALD R.    SAMUEL L.    NORTON H.     LYNN A.      JOHN L.      JACK L.
       COMPENSATION       BIBLIOWICZ(6)   K.Y. CHEN     DWIGHT     HAYES, III     REAMER      STOUT(6)     THORNDIKE     TREYNOR
       ------------       -------------   ---------     ------     ----------     ------      --------     ---------     -------
Trust(2) .................   $   548       $ --       $  2,666     $  2,639      $  2,526    $    386     $  2,568      $  3,216
South Asia Portfolio            --           5,000         844        1,027           923        --          --            --
Trust and Fund
  Complex ................    33,334        20,525     160,000(3)   170,000(4)    160,000      32,842      160,000(5)    170,000

------------
(1) As of May 1, 1999, the Eaton Vance Fund complex consists of 154 registered investment companies or series thereof.
(2) The Trust consisted of 8 Funds as of December 31, 1998.
(3) Includes $60,000 of deferred compensation.
(4) Includes $41,563 of deferred compensation.
(5) Includes $119,091 of deferred compensation.
(6) Ms. Bibliowicz and Ms. Stout were elected Trustees on October 30, 1998.

ORGANIZATION. The Fund is a series of the Trust, which is organized under Massachusetts law and is operated as an open-end management investment company. The Fund (formerly EV Marathon Greater India Fund) established two classes of shares on January 1, 1998 -- Class A shares (formerly EV Traditional Greater India Fund) and Class B shares of Eaton Vance Greater India Fund. Information herein prior to such date is for the Fund before it became a multiple-class fund.


    The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as the Fund). The Trustees of the Trust have divided the shares of the Fund into multiple classes. Each class represents an interest in the Fund, but is subject to different expenses, rights and privileges. The Trustees have the authority under the Declaration of Trust to create additional classes of shares with differing rights and privileges. When issued and outstanding, shares are fully paid and nonassessable by the Trust. Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares of the Fund will be voted together except that only shareholders of a particular class may vote on matters affecting only that class. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of the Fund, shareholders of each class are entitled to share pro rata in the net assets attributable to that class available for distribution to shareholders.

    The Trustees of the Trust have considered the advantages and disadvantages of investing the assets of the Fund in the Portfolio, as well as the advantages and disadvantages of the two-tier format. The Trustees believe that the structure offers opportunities for growth in the assets of the Portfolio, may afford the potential for economies of scale for the Fund and may over time result in lower expenses for the Fund.

    The Trust's Declaration of Trust may be amended by the Trustees when authorized by a majority of the outstanding voting securities of the Trust, the financial interests of which are affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series or to make such other changes (such as reclassifying series or classes of shares or restructuring the Trust) as do not have a materially adverse effect on the rights or interests of shareholders or if they deem it necessary to conform the Declaration to the requirements of applicable federal laws or regulations. The Trust's By-laws provide that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with any litigation or proceeding in which they may be involved because of their offices with the Trust. However, no indemnification will be provided to any Trustee or officer for any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

    Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. The Trust's Declaration of Trust contains an express disclaimer of liability on the part of the Fund shareholders and the Trust's By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. (The Declaration also contains provisions limiting the liability of a series or class to that series or class.) Moreover, the Trust's By-laws also provide for indemnification out of the property of the Fund of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. The assets of the Fund are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of the Fund's business and the nature of its assets, management believes that the possibility of the Fund's liability exceeding its assets, and therefore the shareholder's risk of personal liability, is remote.

    As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by shareholders. In such an event the Trustees then in office will call a shareholder's meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust's By-laws, the Trustees shall continue to hold office and may appoint successor Trustees.

    The Trust's By-laws provide that no person shall serve a Trustee if shareholders holding two-thirds of the outstanding shares have removed him from that office either by a written declaration filed with the Trust's custodian or by votes cast at a meeting called for that purpose. The By-laws further provide that under certain circumstances the shareholders may call a meeting to remove a Trustee and that the Trust is required to provide assistance in communicating with shareholders about such a meeting.

    The Portfolio is organized as a trust under the laws of the state of New York and intends to be treated as a partnership for federal tax purposes. In accordance with the Declaration of Trust of the Portfolio, there will normally be no meetings of the investors for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by investors. In such an event the Trustees of the Portfolio then in office will call an investors' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the investors in accordance with the Portfolio's Declaration of Trust, the Trustees shall continue to hold office and may appoint successor Trustees.

    The Declaration of Trust of the Portfolio provides that no person shall serve as a Trustee if investors holding two-thirds of the outstanding interests have removed him from that office either by a written declaration filed with the Portfolio's custodian or by votes cast at a meeting called for that purpose. The Declaration of Trust further provides that under certain circumstances the investors may call a meeting to remove a Trustee and that the Portfolio is required to provide assistance in communicating with investors about such a meeting.

    The Portfolio's Declaration of Trust provides that the Fund and other entities permitted to invest in the Portfolio (e.g., other U.S. and foreign investment companies and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and the Portfolio itself is unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund investing in the Portfolio.

    Whenever the Fund as an investor in a Portfolio is requested to vote on matters pertaining to the Portfolio (other than the termination of the Portfolio's business, which may be determined by the Trustees of the Portfolio without investor approval), the Fund will hold a meeting of Fund shareholders and will vote its interest in the Portfolio for or against such matters proportionately to the instructions to vote for or against such matters received from Fund shareholders. The Fund shall vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. Other investors in the Portfolio may alone or collectively acquire sufficient voting interests in the Portfolio to control matters relating to the operation of the Portfolio, which may require the Fund to withdraw its investment in the Portfolio or take other appropriate action. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

    The Fund may withdraw (completely redeem) all its assets from the Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interest of the Fund to do so. In the event the Fund withdraws all of its assets from the Portfolio, or the Board of Trustees of the Trust determines that the investment objective of the Portfolio is no longer consistent with the investment objective of the Fund, the Trustees would consider what action might be taken, including investing the assets of the Fund in another pooled investment entity or retaining an investment adviser to manage the Fund's assets in accordance with its investment objective. The Fund's investment performance may be affected by a withdrawal of all its assets (or the assets of another investor in the Portfolio) from the Portfolio.

               INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES

INVESTMENT ADVISORY SERVICES. The Portfolio has engaged Lloyd George Investment Management (Bermuda) Limited as its investment adviser. The investment adviser acting under the general supervision of the Portfolio's Board of Trustees, is responsible for managing the Portfolio's investments. The investment adviser is also responsible for effecting all security transactions on behalf of the Portfolio, including the allocation of principal transactions and portfolio brokerage and the negotiation of commissions.
Under the investment advisory agreement, the investment adviser is entitled to receive a monthly advisory fee computed by applying the annual asset rate applicable to that portion of the average daily net assets of the Portfolio throughout the month in each Category as indicated below:

                                                                     ANNUAL
    CATEGORY      AVERAGE DAILY NET ASSETS                         ASSET RATE
-----------------------------------------------------------------------------
       1          less than $500 million .........................    0.75%
       2          $500 million but less than $1 billion ..........    0.70
       3          $1 billion but less than $1.5 billion ..........    0.65
       4          $1.5 billion but less than $2 billion ..........    0.60
       5          $2 billion but less than $3 billion ............    0.55
       6          $3 billion and over ............................    0.50


    As of December 31, 1998, the Portfolio had net assets of $52,733,749. For the fiscal years ended December 31, 1998, 1997 and 1996, the investment adviser earned advisory fees of $500,819, $817,285 and $807,758, respectively, (equivalent to 0.75% of the Portfolio's average daily net assets for each such year).

    The Portfolio's investment advisory agreement with the investment adviser remains in effect from year to year for so long as such continuance is approved at least annually (i) by the vote of a majority of the noninterested Trustees of the Portfolio cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Portfolio or by vote of a majority of the outstanding voting securities of the Portfolio. The Agreement may be terminated at any time without penalty on sixty days' written notice by the Board of Trustees of either party or by vote of the majority of the outstanding voting securities of the Portfolio, and the Agreement will terminate automatically in the event of its assignment. The Agreement provides that the investment adviser may render services to others. The Agreement also provides that, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties under the Agreement on the part of the investment adviser shall not be liable to the Portfolio or to any shareholder for any act or omission in the course of or connected with rendering services or for any losses sustained in the purchase, holding or sale of any security.


    While the Portfolio is a New York trust, the investment adviser, together with certain Trustees and officers of the Portfolio, are not residents of the United States, and substantially all of their respective assets may be located outside of the United States. It may be difficult for investors to effect service of process within the United States upon the individuals identified above, or to realize judgments of courts of the United States predicated upon civil liabilities of the investment adviser and such individuals under the federal securities laws of the United States. The Portfolio has been advised that there is substantial doubt as to the enforceability in the countries in which the investment adviser and such individuals reside of such civil remedies and criminal penalties as are afforded by the federal securities laws of the United States.


INFORMATION ABOUT LLOYD GEORGE. LGM is ultimately controlled by the Hon. Robert Lloyd George, President and Trustee of the Portfolio and Chairman and Chief Executive Officer of the investment adviser. LGM's only business is portfolio management. Eaton Vance's parent is a shareholder of LGM. The directors of the investment adviser are the Honorable Robert Lloyd George, William Walter Raleigh Kerr, M.F. Tang, Scobie Dickinson Ward, Pamela Chan, Adaline Mang-Yee Ko, Peter Bubenzer and Judith Collis. The Hon. Robert Lloyd George is Chairman and Chief Executive Officer of the investment adviser and Mr. Kerr is Chief Operating Officer of the investment adviser. The business address of the first six individuals is 3808 One Exchange Square, Central, Hong Kong and of the last two is Cedar House, 41 Cedar Avenue, Hamilton HM12, Bermuda.

ADMINISTRATIVE SERVICES. Under Eaton Vance's management contract with the Fund and administration agreement with the Portfolio, Eaton Vance receives a monthly management fee from the Fund and a monthly administration fee from the Portfolio. Each fee is computed by applying the annual asset rate applicable to that portion of the average daily net assets of the Fund or the Portfolio throughout the month in each Category as indicated below:


                                                                   ANNUAL
    CATEGORY     AVERAGE DAILY NET ASSETS                         ASSET RATE
    ------------------------------------------------------------------------
         1       less than $500 million ..........................  0.25%
         2       $500 million but less than $1 billion ...........  0.23333
         3       $1 billion but less than $1.5 billion ...........  0.21667
         4       $1.5 billion but less than $2 billion ...........  0.20
         5       $2 billion but less than $3 billion .............  0.18333
         6       $3 billion and over .............................  0.16667


    As of December 31, 1998, the Fund had net assets of $51,094,505. For the fiscal years ended December 31, 1998, 1997 and 1996, Eaton Vance earned management fees of $161,806, $208,205 and $191,631, respectively, (equivalent to 0.25% of the Fund's average daily net assets for each such year).

    As of December 31, 1998, the Portfolio had net assets of $52,733,749. For the fiscal years ended December 31, 1997, 1996 and 1995, Eaton Vance earned administration fees of $166,923, $272,397 and $269,055, respectively, (equivalent to 0.25% of the Portfolio's average daily net assets for each such year).


    Eaton Vance's management contract with the Fund and its administration agreement with the Portfolio each continue in effect from year to year for so long as such continuance is approved annually by the vote of a majority of the Trustees of the Trust or the Portfolio, as the case may be. Each agreement may be terminated at any time without penalty on sixty days' written notice by the Board of Trustees of either party thereto, or by a vote of a majority of the outstanding voting securities of the Fund or the Portfolio, as the case may be. Each agreement will terminate automatically in the event of its assignment. Each agreement provides that, in the absence of Eaton Vance's willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties to the Fund or the Portfolio under such contract or agreement, Eaton Vance will not be liable to the Fund or the Portfolio for any loss incurred.


INFORMATION ABOUT EATON VANCE. Eaton Vance is a business trust organized under Massachusetts law. Eaton Vance, Inc. ("EV") serves as trustee of Eaton Vance. Eaton Vance and EV are wholly-owned subsidiaries of Eaton Vance Corporation ("EVC"), a Maryland corporation and publicly-held holding company. EVC through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. Eaton Vance and BMR are both Massachusetts business trusts, and EV is the trustee of Eaton Vance and BMR. The Directors of EV are James B. Hawkes and Benjamin A. Rowland, Jr. The Directors of EVC consist of the same persons and John G.L. Cabot, John Nelson, Vincent M. O'Reilly and Ralph Z. Sorenson. All of the issued and outstanding shares of Eaton Vance and of EV are owned by EVC. All of the issued and outstanding shares of BMR are owned by Eaton Vance. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust, the Voting Trustees of which are Messrs. Hawkes and Rowland and Alan R. Dynner, Thomas E. Faust, Jr., Thomas J. Fetter, Duncan W. Richardson, William M. Steul and Wharton P. Whitaker (all of whom are officers of Eaton Vance). The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of Eaton Vance and BMR who are also officers or officers and Directors of EVC and EV. As indicated under "Management and Organization", all of the officers of the Trust (as well as Mr. Hawkes who is also a Trustee) hold positions in the Eaton Vance organization.

EXPENSES. The Fund and the Portfolio are responsible for all expenses not expressly stated to be payable by another party (such as the investment adviser under the Investment Advisory Agreement, Eaton Vance under the management contract and administration agreement or the principal underwriter under the Distribution Agreement). In the case of expenses incurred by the Trust, the Fund is responsible for its pro rata share of those expenses. The only expenses of the Fund allocated to a particular class are those incurred under the Distribution Plan applicable to that class and those resulting from the fee paid to the principal underwriter for repurchase transactions.


                           OTHER SERVICE PROVIDERS


PRINCIPAL UNDERWRITER. Eaton Vance Distributors, Inc. ("EVD"), 255 State Street, Boston, MA 02109, is the Fund's principal underwriter. The principal underwriter acts as principal in selling shares under a Distribution Agreement with the Trust. The expenses of printing copies of prospectuses used to offer shares and other selling literature and of advertising are borne by the principal underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of the Fund and its shares under federal and state securities laws are borne by the Fund. The Distribution Agreement is renewable annually by the Trust's Board of Trustees (including a majority of the noninterested Trustees who have no direct or indirect financial interest in the operation of the Distribution Plan or the Distribution Agreement), may be terminated on sixty days' notice either by such Trustees or by vote of a majority of the outstanding shares of the relevant class or on six months' notice by the principal underwriter and is automatically terminated upon assignment. The principal underwriter distributes shares on a "best efforts" basis under which it is required to take and pay for only such shares as may be sold. The principal underwriter allows investment dealers discounts from the applicable public offering price which are alike for all investment dealers. See "Sales Charges." EVD is a wholly-owned subsidiary of EVC. Mr. Hawkes is a Vice President and Director and Messrs. Dynner and O'Connor are Vice Presidents of EVD.


CUSTODIAN. Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, Boston, MA 02116, serves as custodian to the Fund and Portfolio. IBT has the custody of all cash and securities representing the Fund's interest in the Portfolio, has custody of the Portfolio's assets, maintains the general ledger of the Portfolio and the Fund and computes the daily net asset value of interests in the Portfolio and the net asset value of shares of the Fund. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with the Portfolio's investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Trust and the Portfolio. IBT also provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the SEC. EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including IBT. It is Eaton Vance's opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between the Fund or the Portfolio and such banks.

INDEPENDENT ACCOUNTANTS. Deloitte & Touche LLP, 125 Summer Street, Boston, Massachusetts, are the independent accountants of the Fund and the Portfolio, providing audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the SEC.

TRANSFER AGENT. First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123, serves as transfer and dividend disbursing agent for the Fund.

                       PURCHASING AND REDEEMING SHARES

CALCULATION OF NET ASSET VALUE. The net asset value of the Portfolio is computed by IBT (as agent and custodian for the Portfolio) by subtracting the liabilities of the Portfolio from the value of its total assets. The Fund and the Portfolio will be closed for business and will not price their respective shares or interests on the following business holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

    Each investor in the Portfolio, including the Fund, may add to or reduce its investment in the Portfolio on each day the Exchange is open for trading ("Portfolio Business Day") as of the close of regular trading on the Exchange (the "Portfolio Valuation Time"). The value of each investor's interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, determined on the prior Portfolio Business Day, which represented that investor's share of the aggregate interests in the Portfolio on such prior day. Any additions or withdrawals for the current Portfolio Business Day will then be recorded. Each investor's percentage of the aggregate interest in the Portfolio will then be recomputed as the percentage equal to a fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the close of Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, that amount of any additions to or withdrawals from the investor's investment in the Portfolio on the current Portfolio Business Day, and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investment in the Portfolio on the current Portfolio Business Day by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio for the current Portfolio Business Day.

    The Trustees of the Portfolio have established the following procedures for the fair valuation of the Portfolio's assets under normal market conditions. Marketable securities listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System generally are valued at closing sale prices or, if there were no sales, at the mean between the closing bid and asked prices therefor on the exchange where such securities are principally traded or on such National Market System (such prices may not be used, however, where an active over-the-counter market in an exchange listed security better reflects current market value). Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. An option is valued at the last sale price as quoted on the principal exchange or board of trade on which such option or contract is traded, or in the absence of a sale, the mean between the last bid and asked price. Futures positions on securities or currencies are generally valued at closing settlement prices. Short term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. All other securities are valued at fair value as determined in good faith by or at the direction of the Trustees.

    Generally, trading in the foreign securities owned by the Portfolio is substantially completed each day at various times prior to the close of the Exchange. The values of these securities used in determining the net asset value of the Portfolio's shares generally are computed as of such times. Occasionally, events affecting the value of foreign securities may occur between such times and the close of the Exchange which will not be reflected in the computation of the Portfolio's net asset value (unless the Portfolio deems that such events would materially affect its net asset value, in which case an adjustment would be made and reflected in such computation). Foreign securities and currency held by the Portfolio will be valued in U.S. dollars; such values will be computed by the custodian based on foreign currency exchange rate quotations supplied by Reuters Information Service.

ADDITIONAL INFORMATION ABOUT PURCHASES. Fund shares are continuously offered through investment dealers which have entered agreements with the principal underwriter. The public offering price is the net asset value next computed after receipt of the order, plus, in the case of Class A shares, a variable percentage (sales charge) depending upon the amount of purchase as indicated by the sales charge table set forth in the prospectus. The sales charge is divided between the principal underwriter and the investment dealer. The sales charge table is applicable to purchases of the Fund alone or in combination with purchases of certain other funds offered by the principal underwriter, made at a single time by (i) an individual, or an individual, his spouse and their children under the age of twenty-one, purchasing shares for his or their own account, and (ii) a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account. The table is also presently applicable to (1) purchases of Class A shares pursuant to a written Statement of Intention; or (2) purchases of Class A shares pursuant to the Right of Accumulation and declared as such at the time of purchase. See "Sales Charges".

SUSPENSION OF SALES. The Trust may, in its absolute discretion, suspend, discontinue or limit the offering of one or more of its classes of shares at any time. In determining whether any such action should be taken, the Trust's management intends to consider all relevant factors, including (without limitation) the size of the Fund or class, the investment climate and market conditions, the volume of sales and redemptions of shares, and in the case of Class B shares, the amount of uncovered distribution charges of the principal underwriter. The Class B Distribution Plan may continue in effect and payments may be made under the Plan following any such suspension, discontinuance or limitation of the offering of shares; however, there is no contractual obligation to continue the Plan for any particular period of time. Suspension of the offering of shares would not, of course, affect a shareholder's ability to redeem shares.


    In connection with employee benefit or other continuous group purchase plans, the Fund may accept initial investments of less than $1,000 on the part of an individual participant. In the event a shareholder who is a participant of such a plan terminates participation in the plan, his or her shares will be transferred to a regular individual account. However, such account will be subject to the right of redemption by the Fund as described below.


ACQUIRING FUND SHARES IN EXCHANGE FOR SECURITIES. IBT, as escrow agent, will receive securities acceptable to Eaton Vance, as administrator, in exchange for Fund shares. The minimum value of securities (or securities and cash) accepted for deposit is $5,000. Securities accepted will be sold on the day of their receipt or as soon thereafter as possible. The number of Fund shares to be issued in exchange for securities will be the aggregate proceeds from the sale of such securities, divided by the applicable public offering price of Class A shares or net asset value of Class B shares on the day such proceeds are received. Eaton Vance will use reasonable efforts to obtain the then current market price for such securities but does not guarantee the best available price. Eaton Vance will absorb any transaction costs, such as commissions, on the sale of securities. Securities determined to be acceptable should be transferred via book entry or physically delivered, in proper form for transfer, through an investment dealer, together with a completed and signed Letter of Transmittal in approved form (available from investment dealers). Investors who are contemplating an exchange of securities for shares, or their representatives, must contact Eaton Vance to determine whether the securities are acceptable before forwarding such securities. Eaton Vance reserves the right to reject any securities. Exchanging securities for shares may create a taxable gain or loss. Each investor should consult his or her tax adviser with respect to the particular federal, state and local tax consequences of exchanging securities.

ADDITIONAL INFORMATION ABOUT REDEMPTIONS. The right to redeem shares of the Fund can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the SEC, or during any emergency as determined by the SEC which makes it impracticable for the Portfolio to dispose of its securities or value its assets, or during any other period permitted by order of the SEC for the protection of investors.


    While normally payments will be made in cash for redeemed shares, the Trust, subject to compliance with applicable regulations, has reserved the right to pay the redemption price of shares of the Fund, either totally or partially, by a distribution in kind of readily marketable securities withdrawn from the Fund's portfolio. The securities so distributed would be valued pursuant to the Fund's valuation procedures. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

    Due to the high cost of maintaining small accounts, the Trust reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days' written notice to make an additional purchase. However, no such redemption would be required by the Trust if the cause of the low account balance was a reduction in the net asset value of shares. No CDSC will be imposed with respect to such involuntary redemptions.


SYSTEMATIC WITHDRAWAL PLAN. The transfer agent will send to the shareholder regular monthly or quarterly payments of any permitted amount designated by the shareholder based upon the value of the shares held. The checks will be drawn from share redemptions and hence, may require the recognition of taxable gain or loss. Income dividends and capital gains distributions in connection with withdrawal plan accounts will be credited at net asset value as of the record date for each distribution. Continued withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices. A shareholder may not have a withdrawal plan in effect at the same time he or she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares. The shareholder, the transfer agent or the principal underwriter will be able to terminate the withdrawal plan at any time without penalty.

                                SALES CHARGES

DEALER COMMISSIONS. The principal underwriter may, from time to time, at its own expense, provide additional incentives to investment dealers which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the principal underwriter. In some instances, such additional incentives may be offered only to certain investment dealers whose representatives sell or are expected to sell significant amounts of shares. In addition, the principal underwriter may from time to time increase or decrease the sales commissions payable to investment dealers. The principal underwriter may allow, upon notice to all investment dealers with whom it has agreements, discounts up to the full sales charge during the periods specified in the notice. During periods when the discount includes the full sales charge, such investment dealers may be deemed to be underwriters as that term is defined in the Securities Act of 1933.


SALES CHARGE WAIVERS. Class A shares may be sold at net asset value to current and retired Directors and Trustees of Eaton Vance funds, including the Portfolio; to clients and current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers of Eaton Vance sponsored funds; to officers and employees of IBT and the transfer agent; persons associated with law firms, accounting firms and consulting firms providing services to Eaton Vance and the Eaton Vance funds; and to such persons' spouses, parents, siblings and children and their beneficial accounts. Such shares may also be issued at net asset value (1) in connection with the merger of an investment company or series thereof with the Fund, (2) to investors making an investment as part of a fixed fee program whereby an entity unaffiliated with the investment adviser provides multiple investment services, such as management, brokerage and custody, and (3) to investment advisors, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; clients of such investment advisors, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment advisor, financial planner or other intermediary on the books and records of the broker or agent. Class A shares may also be sold at net asset value to registered representatives and employees of investment dealers and bank employees who refer customers to registered representatives of investment dealers; and to retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Internal Revenue Code of 1986, as amended (the "Code") and "rabbi trusts". Subject to the applicable provisions of the 1940 Act, the Trust may issue Class A shares at net asset value in the event that an investment company (whether a regulated or private investment company or a personal holding company) is merged or consolidated with or acquired by the Class. Normally no sales charges will be paid in connection with an exchange of Class A shares for the assets of such investment company. Class A shares may be sold at net asset value to any investment advisory, agency, custodial or trust account managed or administered by Eaton Vance or by any parent, subsidiary or other affiliate of Eaton Vance. Class A shares are offered at net asset value to the foregoing persons and in the foregoing situations because either (i) there is no sales effort involved in the sale of shares or (ii) the investor is paying a fee (other than the sales charge) to the investment dealer involved in the sale.


    The CDSC applicable to Class B shares will be waived in connection with minimum required distributions from tax-sheltered retirement plans by applying the rate required to be withdrawn under the applicable rules and regulations of the Internal Revenue Service to the balance of Class B shares in your account.

STATEMENT OF INTENTION. If it is anticipated that $50,000 or more of Class A shares and shares of other funds exchangeable for Class A shares of another Eaton Vance fund will be purchased within a 13-month period, a Statement of Intention should be signed so that shares may be obtained at the same reduced sales charge as though the total quantity were invested in one lump sum. Shares held under Right of Accumulation (see below) as of the date of the Statement will be included toward the completion of the Statement. The Statement authorizes the transfer agent to hold in escrow sufficient shares (5% of the dollar amount specified in the Statement) which can be redeemed to make up any difference in sales charge on the amount intended to be invested and the amount actually invested. Execution of a Statement does not obligate the shareholder to purchase or the Fund to sell the full amount indicated in the Statement, and should the amount actually purchased during the 13-month period be more or less than that indicated on the Statement, price adjustments will be made. Any investor considering signing a Statement of Intention should read it carefully.

RIGHT OF ACCUMULATION. The applicable sales charge level for the purchase of Class A shares is calculated by taking the dollar amount of the current purchase and adding it to the value (calculated at the maximum current offering price) of the Class A shares the shareholder owns in his or her account(s) in the Fund, and shares of other funds exchangeable for Class A shares. The sales charge on the shares being purchased will then be at the rate applicable to the aggregate. Shares purchased (i) by an individual, his or her spouse and their children under the age of twenty-one, and (ii) by a trustee, guardian or other fiduciary of a single trust estate or a single fiduciary account, will be combined for the purpose of determining whether a purchase will qualify for the Right of Accumulation and if qualifying, the applicable sales charge level. For any such discount to be made available, at the time of purchase a purchaser or his or her investment dealer must provide the principal underwriter (in the case of a purchase made through an investment dealer) or the transfer agent (in the case of an investment made by mail) with sufficient information to permit verification that the purchase order qualifies for the accumulation privilege. Confirmation of the order is subject to such verification. The Right of Accumulation privilege may be amended or terminated at any time as to purchases occurring thereafter.

TAX-SHELTERED RETIREMENT PLANS. Class A shares are available for purchase in connection with certain tax-sheltered retirement plans. Detailed information concerning these plans, including certain exceptions to minimum investment requirements, and copies of the plans are available from the principal underwriter. This information should be read carefully and consultation with an attorney or tax adviser may be advisable. The information sets forth the service fee charged for retirement plans and describes the federal income tax consequences of establishing a plan. Participant accounting services (including trust fund reconciliation services) will be offered only through third party recordkeepers and not by the principal underwriter. Under all plans, dividends and distributions will be automatically reinvested in additional shares.

DISTRIBUTION PLANS. The Trust has adopted a compensation-type Distribution Plan (the "Class A Plan") for the Fund's Class A shares pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides for the payment of a monthly distribution fee to the principal underwriter in an amount equal to the aggregate of (a) .50% of that portion of Class A average daily net assets for any fiscal year which is attributable to its shares which have remained outstanding for less than one year and (b) .25% of that portion of Class A average daily net assets for any fiscal year which is attributable to its shares which have remained outstanding for more than one year. Aggregate payments to the principal underwriter under the Class A Plan are limited to those permissible, pursuant to a rule of the National Association of Securities Dealers, Inc.

    The Class A Plan also provides that the Class will pay a quarterly service fee to the principal underwriter in an amount equal on an annual basis to .25% of that portion of its average daily net assets for any fiscal year which is attributable to Class A shares which have remained outstanding for more than one year; from such service fee the principal underwriter expects to pay a quarterly service fee to investment dealers, as compensation for providing personal services and/or the maintenance of shareholder accounts, with respect to shares sold by such dealers which have remained outstanding for more than one year. Service fee payments to investment dealers will be in addition to sales charges on Class A shares which are reallowed to investment dealers. If the Class A Plan is terminated or not continued in effect, the Class has no obligation to reimburse the principal underwriter for amounts expended by the principal underwriter in distributing Class A shares. For the distribution fees paid by Class A shares, see Appendix A.

    The Trust has also adopted a compensation-type Distribution Plan (the "Class B Plan") pursuant to Rule 12b-1 under the 1940 Act for the Fund's Class B shares. The Class B Plan is designed to permit an investor to purchase shares through an investment dealer without incurring an initial sales charge and at the same time permit the principal underwriter to compensate investment dealers in connection therewith. The Class B Plan provides that the Fund will pay sales commissions and distribution fees to the principal underwriter only after and as a result of the sale of shares. On each sale of shares (excluding reinvestment of distributions), the Fund will pay the principal underwriter amounts representing (i) sales commissions equal to 5% of the amount received by the Fund for each share sold and (ii) distribution fees calculated by applying the rate of 1% over the prime rate then reported in The Wall Street Journal to the outstanding balance of uncovered distribution charges (as described below) of the principal underwriter. To pay these amounts, Class B pays the principal underwriter a fee, accrued daily and paid monthly, at an annual rate not exceeding .75% of its average daily net assets to finance the distribution of its shares. Such fees compensate the principal underwriter for sales commissions paid by it to investment dealers on the sale of shares and for interest expenses. For sales of Class B shares, the principal underwriter uses its own funds to pay sales commissions (except on exchange transactions and reinvestments) to investment dealers at the time of sale equal to 4% of the purchase price of the Class B shares sold by such dealers. CDSCs paid to the principal underwriter will be used to reduce amounts owed to it. The Class B Plan provide that the Fund will make no payments to the principal underwriter in respect of any day on which there are no outstanding uncovered distribution charges of the principal underwriter. CDSCs and accrued amounts will be paid by the Trust to the principal underwriter whenever there exist uncovered distribution charges. Because payments to the principal underwriter under the Class B Plan are limited, uncovered distribution charges (sales commissions paid by the principal underwriter plus interest, less the above fees and CDSCs received by it) may exist indefinitely. For the sales commissions and CDSCs paid on (and uncovered distribution charges of) Class B shares, see Appendix B.

    In calculating daily the amount of uncovered distribution charges, distribution charges will include the aggregate amount of sales commissions and distribution fees theretofore paid plus the aggregate amount of sales commissions and distribution fees which the principal underwriter is entitled to be paid under the Plan since its inception. Payments theretofore paid or payable under the Class B Plan by the Trust to the principal underwriter and CDSCs theretofore paid or payable to the principal underwriter will be subtracted from such distribution charges; if the result of such subtraction is positive, a distribution fee (computed at 1% over the prime rate then reported in The Wall Street Journal) will be computed on such amount and added thereto, with the resulting sum constituting the amount of outstanding uncovered distribution charges with respect to such day. The amount of outstanding uncovered distribution charges of the principal underwriter calculated on any day does not constitute a liability recorded on the financial statements of the Fund.

    The amount of uncovered distribution charges of the principal underwriter at any particular time depends upon various changing factors, including the level and timing of sales of shares, the nature of such sales (i.e., whether they result from exchange transactions, reinvestments or from cash sales through investment dealers), the level and timing of redemptions of shares upon which a CDSC will be imposed, the level and timing of redemptions of shares upon which no CDSC will be imposed (including redemptions of shares pursuant to the exchange privilege which result in a reduction of uncovered distribution charges), changes in the level of the net assets of the Class, and changes in the interest rate used in the calculation of the distribution fee under the Class B Plan.

    Distribution of Class B shares of the Fund by the principal underwriter will also be encouraged by the payment by the investment adviser to the principal underwriter of amounts equivalent to .15% of the annual average daily net assets for Class B. The aggregate amounts of such payments are a deduction in calculating the outstanding uncovered distribution charges of the principal underwriter under the Class B Plan and, therefore, will benefit shareholders when such charges exist. Such payments will be made in consideration of the principal underwriter's distribution efforts.

    The Class B Plan also authorize the Class to make payments of service fees to the principal underwriter, investment dealers and other persons in amounts not exceeding .25% of its average daily net assets for personal services, and/ or the maintenance of shareholder accounts. This fee is paid quarterly in arrears based on the value of Class B shares sold by such persons and remaining outstanding for at least twelve months. For the service fees paid by Class B shares, see Appendix B.

    Currently, payments of sales commissions and distribution fees and of service fees may equal 1% of a Class's average daily net assets per annum. The Trust believes that the combined rate of all these payments may be higher than the rate of payments made under distribution plans adopted by other investment companies pursuant to Rule 12b-1. Although the principal underwriter will use its own funds (which may be borrowed from banks) to pay sales commissions at the time of sale, it is anticipated that the Eaton Vance organization will profit by reason of the operation of the Class B Plan through an increase in the Fund's assets (thereby increasing the advisory fee payable to Lloyd George by the Portfolio) resulting from sale of shares and through the amounts paid to the principal underwriter, including CDSCs, pursuant to the Plans. The Eaton Vance organization may be considered to have realized a profit under the Class B Plan if at any point in time the aggregate amounts theretofore received by the principal underwriter pursuant to the Class B Plan and from CDSCs have exceeded the total expenses theretofore incurred by such organization in distributing shares. Total expenses for this purpose will include an allocable portion of the overhead costs of such organization and its branch offices, which costs will include without limitation leasing expense, depreciation of building and equipment, utilities, communication and postage expense, compensation and benefits of personnel, travel and promotional expense, stationery and supplies, literature and sales aids, interest expense, data processing fees, consulting and temporary help costs, insurance, taxes other than income taxes, legal and auditing expense and other miscellaneous overhead items. Overhead is calculated and allocated for such purpose by the Eaton Vance organization in a manner deemed equitable to the Trust.

    The Class A and Class B Plans continue in effect from year to year so long as such continuance is approved at least annually by the vote of both a majority of (i) the noninterested Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the "Plan Trustees") and (ii) all of the Trustees then in office. Each Plan may be terminated at any time by vote of a majority of the Plan Trustees or by a vote of a majority of the outstanding voting securities of the applicable Class. Each Plan requires quarterly Trustee review of a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plans may not be amended to increase materially the payments described therein without approval of the shareholders of the affected Class and the Trustees. So long as a Plan is in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion of such Trustees. The Class A and Class B Plans were initially approved by the Trustees, including the Plan Trustees, on June 23, 1997.


    The Trustees of the Trust believe that each Plan will be a significant factor in the expected growth of each Fund's assets, and will result in increased investment flexibility and advantages which have benefitted and will continue to benefit the Fund and its shareholders. Payments for sales commissions and distribution fees made to the principal underwriter under the Class B Plan will compensate the principal underwriter for its services and expenses in distributing those classes of shares. Service fee payments made to the principal underwriter and investment dealers provide incentives to provide continuing personal services to investors and the maintenance of shareholder accounts. By providing incentives to the principal underwriter and investment dealers, each Plan is expected to result in the maintenance of, and possible future growth in, the assets of the Fund. Based on the foregoing and other relevant factors, the Trustees of the Trust have determined that in their judgment there is a reasonable likelihood that each Plan will benefit the Fund and its shareholders.

                                 PERFORMANCE

    Average annual total return is determined separately for each Class of the Fund by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/ depreciation, and distributions paid and reinvested) for the stated period and annualizing the result. The calculation assumes (i) that all distributions are reinvested at net asset value on the reinvestment dates during the period,
(ii) the deduction of the maximum sales charge from the initial $1,000 purchase order for Class A shares, (iii) a complete redemption of the investment and (iv) the deduction of any CDSC at the end of the period. The Fund may also publish total return figures for each Class which do not take into account any sales charge. Any performance figure which does not take into account a sales charge would be reduced to the extent such charge is imposed. For information concerning the total return of the Classes of the Fund, see Appendix A and Appendix B.


    Total return may be compared to relevant indices, such as the Consumer Price Index and various domestic and foreign securities indices. The Fund's total return and comparisons with these indices may be used in advertisements and in information furnished to present or prospective shareholders. The Fund's performance may differ from that of other investors in the Portfolio, including the other investment companies. In addition, evaluations of the Fund's performance or rankings and/or ratings of mutual funds (which include the Fund) made by independent sources may be used in advertisements and in information furnished to present or prospective shareholders. Information, charts and illustrations showing the effect of compounding interest or relating to inflation and taxes (including their effects on the dollar and the return on stocks and other investment vehicles) may also be included in advertisements and materials furnished to present and prospective investors.

    Information used in advertisements and in materials furnished to present or prospective shareholders may include statistics, data and performance studies prepared by independent organizations or included in various publications reflecting the investment performance or return achieved by various classes and types of investments (e.g. common stocks, small company stocks, long-term corporate bonds, long-term government bonds, intermediate-term government bonds, U.S. Treasury bills) over various periods of time. This information may be used to illustrate the benefits of long-term investments in common stocks. Information about the portfolio allocation, portfolio turnover and holdings of the Portfolio may be included in advertisements and other material furnished to present and prospective shareholders.


    Information used in advertisements and in materials provided to present and prospective shareholders may include descriptions of Lloyd George, Eaton Vance and other Fund and Portfolio service providers, their investment styles, other investment products, personnel and Fund distribution channels.


    Information used in advertisements and materials furnished to present and prospective investors may include statements or illustrations relating to the appropriateness of certain types of securities and/or mutual funds to meet specific financial goals. Such information may address:

  --cost associated with aging parents;
  --funding a college education (including its actual and estimated cost); --health care expenses (including actual and projected expenses); --long-term disabilities (including the availability of, and coverage provided by, disability insurance); and
  --retirement (including the availability of social security benefits, the tax treatment of such benefits and statistics and other information relating to maintaining a particular standard of living and outliving existing assets).

    Such information may also address different methods for saving money and the results of such methods, as well as the benefits of investing in equity securities. Such information may describe: the potential for growth; the performance of equities as compared to other investment vehicles; and the value of investing as early as possible and regularly, as well as staying invested. The benefits of investing in equity securities by means of a mutual fund may also be included (such benefits may include diversification, professional management and the variety of equity mutual fund products).

    Information in advertisements and materials furnished to present and prospective investors may include profiles of different types of investors (i.e., investors with different goals and assets) and different investment strategies for meeting specific financial goals. Such information may provide hypothetical illustrations which include: results of various investment strategies; performance of an investment in the Fund over various time periods; and results of diversifying assets among several investments with varying performance. Information in advertisements and materials furnished to present and prospective investors may also include quotations (including editorial comments) and statistics concerning investing in securities, as well as investing in particular types of securities and the performance of such securities.


    The Trust (or principal underwriter) may provide investors with information on global investing, which may include descriptions, comparisons, charts and/or illustrations of foreign and domestic equity market capitalizations; returns obtained by foreign and domestic securities; and the effects of globally diversifying an investment portfolio (including volatility analysis and performance information). Such information may be provided for a variety of countries over varying time periods.

    The Trust (or principal underwriter) may provide information about Eaton Vance, its affiliates and other investment advisers to the funds in the Eaton Vance Family of Funds in sales material or advertisements provided to investors or prospective investors. Such material or advertisements may also provide information on the use of investment professionals by such investors.


                                    TAXES


    Each series of the Trust is treated as a separate entity for accounting and tax purposes. The Fund has elected to be treated, and intends to qualify each year, as a regulated investment company ("RIC") under the Code. Accordingly, the Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute substantially all of its net income and net short-term and long-term capital gains in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to avoid paying any federal income or excise tax. The Fund qualified as a RIC under the Code for its taxable year ended December 31, 1998. Because the Fund invests its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements in order for the Fund to also satisfy these requirements.


    Under current law, provided that the Fund qualifies as a RIC for federal income tax purposes and the Portfolio is treated as a partnership for Massachusetts and federal tax purposes, neither the Fund nor the Portfolio should be liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.


    Certain foreign exchange gains and losses realized by the Portfolio and allocated to the Fund in connection with the Portfolio's investments in foreign securities and foreign currency related options, futures or forward contracts or foreign currency may be treated as ordinary income and losses under special tax rules. Certain options, futures or forward contracts of the Portfolio may be required to be marked to market (i.e., treated as if closed out) on the last day of each taxable year, and any gain or loss realized with respect to these contracts may be required to be treated as 60% long-term and 40% short-term capital gain or loss or, in the case of certain contracts relating to foreign currency, as ordinary income or loss. Positions of the Portfolio in securities and offsetting options, futures or forward contracts may be treated as "straddles" which are subject to tax rules that may cause deferral of Portfolio losses, adjustments in the holding periods of Portfolio securities, and other changes in the short-term or long-term characterization of capital gains or losses, the effect of which may be to change the amount, timing and character of the Fund's distributions to shareholders. Certain uses of foreign currency and foreign currency derivatives such as options, futures, forward contracts and swaps and investment by the Portfolio in certain "passive foreign investment companies" may be limited or a tax election may be made, if available, in order to preserve the Fund's qualification as a RIC or avoid imposition of a tax on the Fund.

    The Portfolio anticipates that it will be subject to foreign taxes on its income (including, in some cases, capital gains) from foreign securities. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of the Fund's total assets, taking into account its allocable share of the Portfolio's total assets, at the close of any taxable year of the Fund consists of stock or securities of foreign corporations, the Fund may file an election with the Internal Revenue Service (the "IRS") pursuant to which shareholders of the Fund will be required to (i) include in ordinary gross income (in addition to taxable dividends actually received) their pro rata shares of qualified foreign income taxes paid by the Portfolio and allocated to the Fund even though not actually received, and
(ii) treat such respective pro rata portions as foreign income taxes paid by them. Shareholders may then deduct such pro rata portions of qualified foreign income taxes in computing their taxable incomes, or, alternatively, use them as foreign tax credits, subject to applicable limitations, against their U.S. federal income taxes. Shareholders who do not itemize deductions for federal income tax purposes will not, however, be able to deduct their pro rata portion of foreign taxes deemed paid by the Fund, although such shareholders will be required to include their shares of such taxes in gross income. Shareholders who claim a foreign tax credit for such foreign taxes may be required to treat a portion of dividends received from the Fund as a separate category of income for purposes of computing the limitations on the foreign tax credit. Tax-exempt shareholders will ordinarily not benefit from this election. Each year that the Fund files the election described above, its shareholders will be notified of the amount of (i) each shareholder's pro rata share of foreign income taxes paid by the Portfolio and allocated to the Fund and (ii) the portion of Fund dividends which represents income from each foreign country. If the Fund does not make this election, it may deduct its allocated share of such taxes in computing its investment company taxable income.


    Any loss realized upon the redemption or exchange of shares of the Fund with a tax holding period of 6 months or less will be treated as a long-term capital loss to the extent of any distribution of net long-term capital gains with respect to such shares. All or a portion of a loss realized upon a taxable disposition of Fund shares may be disallowed under "wash sale" rules if other Fund shares are purchased (whether through reinvestment of dividends or otherwise) within 30 days before or after the disposition. Any disallowed loss will result in an adjustment to the shareholder's tax basis in some or all of the other shares acquired.


    Sales charges paid upon a purchase of shares of the Fund cannot be taken into account for purposes of determining gain or loss on a redemption or exchange of the shares before 91st day after their purchase to the extent a sales charge is reduced or eliminated in a subsequent acquisition of shares of the Fund or of another fund pursuant to the Fund's reinvestment or exchange privilege. Any disregarded amounts will result in an adjustment to the shareholder's tax basis in some or all of any other shares acquired.

    Amounts paid by the Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number ("TIN") and certain certifications required by the IRS, as well as shareholders with respect to whom the Fund has received certain information from the IRS or a broker, may be subject to "backup" withholding of federal income tax arising from the Fund's taxable dividends and other distributions as well as the proceeds of redemption transactions (including repurchases and exchanges) at a rate of 31%. An individual's TIN is generally his or her social security number.

    The foregoing discussion does not address the special tax rules applicable to certain classes of investors, such as IRAs and other retirement plans, tax-exempt entities, insurance companies, financial institutions, and nonresident aliens or foreign entities. Shareholders should consult their own tax advisers with respect to these or other special tax rules that may apply in their particular situations, as well as the state, local, and, where applicable, foreign tax consequences of investing in the Fund.


                       PORTFOLIO SECURITY TRANSACTIONS

    Decisions concerning the execution of portfolio security transactions by the Portfolio, including the selection of the market and the broker-dealer firm, are made by the investment adviser. The investment adviser places the portfolio security transactions of the Portfolio and of certain other accounts managed by the investment adviser for execution with many broker-dealer firms. The investment adviser uses its best efforts to obtain execution of portfolio security transactions at prices which are advantageous to the Portfolio and (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, the investment adviser will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the full range and quality of the broker-dealer's services, the value of the brokerage and research services provided, the responsiveness of the broker-dealer to the investment adviser, the size and type of the transaction, the general execution and operational capabilities of the broker-dealer, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the reputation, reliability, experience and financial condition of the broker-dealer, the value and quality of services rendered by the broker-dealer in this and other transactions, and the reasonableness of the commission or spread, if any. Transactions on stock exchanges and other agency transactions involve the payment by the Portfolio of negotiated brokerage commissions. Such commissions vary among different broker-dealer firms, and a particular broker-dealer may charge different commissions according to such factors as the difficulty and size of the transaction and the volume of business done with such broker-dealer. Transactions in foreign securities often involve the payment of brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid or received by the Portfolio usually includes an undisclosed dealer markup or markdown. In an underwritten offering the price paid by the Portfolio includes a disclosed fixed commission or discount retained by the underwriter or dealer. Although commissions paid on portfolio transactions will, in the judgment of the investment adviser, be reasonable in relation to the value of the services provided, commissions exceeding those which another firm might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the Portfolio and the investment adviser's other clients in part for providing brokerage and research services to the investment adviser.

    As authorized in Section 28(e) of the Securities Exchange Act of 1934, a broker or dealer who executes a portfolio transaction on behalf of the Portfolio may receive a commission which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the investment adviser determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided. This determination may be made on the basis of either that particular transaction or on the basis of the overall responsibilities which the investment adviser and its affiliates have for accounts over which they exercise investment discretion. In making any such determination, the investment adviser will not attempt to place a specific dollar value on the brokerage and research services provided or to determine what portion of the commission should be related to such services. Brokerage and research services may include advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement); and the "Research Services" referred to in the next paragraph.

    It is a common practice in the investment advisory industry for the advisers of investment companies, institutions and other investors to receive research, analytical, statistical and quotation services, data, information and other services, products and materials which assist such advisers in the performance of their investment responsibilities ("Research Services") from broker-dealers which execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, the investment adviser may receive Research Services from broker-dealer firms with which the investment adviser places the portfolio transactions of the Portfolio and from third parties with which these broker-dealers have arrangements. These Research Services may include such matters as general economic, political, business and market information, industry and company reviews, evaluations of securities and portfolio strategies and transactions, recommendations as to the purchase and sale of securities and other portfolio transactions, proxy voting data and analysis services, technical analysis of various aspects of the securities markets, financial, industry and trade publications, news and information services, pricing and quotation equipment and services, and research oriented computer hardware, software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by the investment adviser in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to the investment adviser in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client's account or of a few clients' accounts, or may be useful for the management of merely a segment of certain clients' accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The advisory fee paid by the Portfolio is not reduced because the investment adviser receives such Research Services. The investment adviser evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and attempts to allocate sufficient commissions to such firms to ensure the continued receipt of Research Services which the investment adviser believes are useful or of value to it in rendering investment advisory services to its clients.

    The Portfolio and the adviser may also receive Research Services from underwriters and dealers in fixed price offerings, which Research Services are reviewed and evaluated by the investment adviser in connection with its investment responsibilities. The investment companies sponsored by the investment adviser or Eaton Vance may allocate brokerage commissions to acquire information relating to the performance, fees and expenses of such companies and other mutual funds, which information is used by the Trustees of such companies to fulfill their responsibility to oversee the quality of the services provided by various entities, including the investment adviser, to such companies. Such companies may also pay cash for such information.

    Subject to the requirement that the investment adviser shall use its best efforts to seek to execute portfolio security transactions of the Portfolio at advantageous prices and at reasonably competitive commission rates or spreads, the investment adviser is authorized to consider as a factor in the selection of any broker-dealer firm with whom Portfolio orders may be placed the fact that such firm has sold or is selling shares of the Fund or of other investment companies sponsored by Eaton Vance. This policy is not inconsistent with a rule of the NASD, which rule provides that no firm which is a member of the NASD shall favor or disfavor the distribution of shares of any particular investment company or group of investment companies on the basis of brokerage commissions received or expected by such firm from any source.

    Securities considered as investments for the portfolio may also be appropriate for other investment accounts managed by the investment adviser or its affiliates. Whenever decisions are made to buy or sell securities by the Portfolio and one or more of such other accounts simultaneously, the investment adviser will allocate the security transactions (including "hot" issues) in a manner which it believes to be equitable under the circumstances. As a result of such allocations, there may be instances where the Portfolio will not participate in a transaction that is allocated among other accounts. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis. An order may not be allocated on a pro rata basis where, for example: (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or (iv) where the investment adviser reasonably determines that departure from a pro rata allocation is advisable. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to the Portfolio from time to time, it is the opinion of the Trustees of the Trust and the Portfolio that the benefits from the investment adviser's organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.


    For the fiscal years ended December 31, 1998, 1997 and 1996, the Portfolio paid brokerage commissions of $616,266, $870,799 and $886,617 respectively, with respect to portfolio security transactions. Of this amount, approximately $616,266, $766,327 and $625,933, respectively, was paid in respect of portfolio security transactions aggregating approximately $70,137,914, $77,750,525 and $63,550,449, respectively, to firms which provided some Research Services to the investment adviser's organization (although many of such firms may have been selected in any particular transaction primarily because of their execution capabilities).


                             FINANCIAL STATEMENTS

    The audited financial statements of, and the independent auditors' reports for the Fund and the Portfolio, appear in the Fund's most recent annual report to shareholders which is incorporated by reference into this SAI. A copy of the Fund's annual report accompanies this SAI. Consistent with applicable law, duplicate mailings of shareholder reports and certain other Fund information to shareholders residing at the same address may be eliminated.


    Registrant incorporates by reference the audited financial information for the Fund and the Portfolio for the fiscal year ended December 31, 1998, as previously filed electronically with the Commission (Accession No. 0000950109-99-000886).

                                  APPENDIX A

                   CLASS A FEES, PERFORMANCE AND OWNERSHIP


DISTRIBUTION AND SERVICE FEES
    During the fiscal year ended December 31, 1998, Class A paid distribution fees under the Plan to the prinicpal underwriter aggregating $31,464. During the fiscal year ended December 31, 1998, Class A made service fee payments to the principal underwriter and investment dealers aggregating $18,904, of which $15,578 was paid to investment dealers and the balance of which was retained by the principal underwriter.

PRINCIPAL UNDERWRITER
    The total sales charges paid in connection with sales of Class A shares during the fiscal year ended December 31, 1998, was $26,771, of which $3,937, was received by the principal underwriter. For the fiscal year ended December 31, 1998, investment dealers received $22,834 from the total sales charges.

    The Trust has authorized the principal underwriter to act as its agent in repurchasing shares at the rate of $2.50 for each repurchase transaction handled by the principal underwriter. For the fiscal year ended December 31, 1998, Class A paid the principal underwriter $1,352.50 for repurchase transactions handled by it.


                           PERFORMANCE INFORMATION

    The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in Class A shares for the period shown in the table. Total return for the period prior to January 1, 1998 reflects the total return of the predecessor to Class A. Total return prior to May 2, 1994 reflects the total return of Class B, adjusted to reflect the Class A sales charge. The Class B total return has not been adjusted to reflect certain other expenses (such as distribution and/or service fees). If such adjustments were made, the Class A total return would be different. The "Value of Initial Investment" reflects the deduction of the maximum sales charge of 5.75%. Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.

                                                   VALUE OF A $1,000 INVESTMENT


                                                                                  TOTAL RETURN                 TOTAL RETURN
                                                                                EXCLUDING MAXIMUM            INCLUDING MAXIMUM
                                              VALUE OF        VALUE OF            SALES CHARGE                 SALES CHARGE
        INVESTMENT           INVESTMENT       INITIAL        INVESTMENT    ---------------------------  --------------------------
          PERIOD                DATE         INVESTMENT     ON 12/31/98     CUMULATIVE     ANNUALIZED    CUMULATIVE     ANNUALIZED
-------------------------    ---------       ----------     -----------     ----------     ------------  ----------     ----------
Life of the Fund               5/2/94         $942.51         $544.77         -42.20%       -11.08%        -45.52%       -12.20%
1 Year Ended
12/31/98                      12/31/97        $942.05         $858.84          -8.83%        -8.83%        -14.12%       -14.12%


----------
*Predecessor Fund commenced operations on May 2, 1994.


             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

    As of April 1, 1999, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding Class A shares of the Fund. As of April 1, 1999, Merrill Lynch, Pierce, Fenner & Smith, Inc., Jacksonville, FL 32246 were the record owner of approximately 11.3% of the Class A shares of the Fund, which was held on behalf of its customers who are the beneficial owners of such shares, and as to which they had voting power under certain limited circumstances. As of the same date, the Eaton Vance Profit Sharing Retirement Plan was the record owner of 7.5% of the Class A shares of the Fund. To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding Class A shares as of such date.

                                  APPENDIX B

                       FEES, PERFORMANCE AND OWNERSHIP
DISTRIBUTION AND SERVICE FEES
    During the fiscal year ended December 31, 1998, the principal underwriter paid to investment dealers sales commissions of $77,616 on sales of Class B shares. During the same period, the Fund made distribution payments to the Principal Underwriter under the Distribution Plan aggregating $409,963 and the principal underwriter received approximately $650,000 in CDSCs imposed on early redeeming shareholders. These sales commissions and CDSC payments reduced uncovered distribution charges under the Plan. As at December 31, 1998, the outstanding uncovered distribution charges of the principal underwriter calculated under the Plan amounted to approximately $2,847,000 (which amount was equivalent to 6.6% of Class B's net assets on such day). During the fiscal year ended December 31, 1998, the Fund made service fee payments under the Plan aggregating $134,246, of which $119,767 was paid to Authorized Firms and the balance of which was retained by the principal underwriter.

PRINCIPAL UNDERWRITER
    The Trust has authorized the principal underwriter to act as its agent in repurchasing shares at the rate of $2.50 for each repurchase transaction handled by the principal underwriter. For the fiscal year ended December 31, 1998, Class B paid the principal underwriter $5,130.00 for repurchase transactions handled by it.


                           PERFORMANCE INFORMATION

    The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in Class B shares for the periods shown in the table. Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.

                                                   VALUE OF A $1,000 INVESTMENT

                                                 VALUE OF       VALUE OF
                                                INVESTMENT     INVESTMENT
                                                  BEFORE          AFTER             TOTAL RETURN                TOTAL RETURN
                                                 DEDUCTING      DEDUCTING       BEFORE DEDUCTING THE          AFTER DEDUCTING
                                                  MAXIMUM        MAXIMUM            MAXIMUM CDSC              THE MAXIMUM CDSC
                    INVESTMENT    AMOUNT OF        CDSC           CDSC        -----------------------     -----------------------
INVESTMENT PERIOD      DATE      INVESTMENT     ON 12/31/98    ON 12/31/98    CUMULATIVE   ANNUALIZED     CUMULATIVE   ANNUALIZED
-----------------   ----------   ----------     -----------    -----------    ----------   ----------     ----------   ----------
Life of the Fund       5/2/94      $1,000         $566.00        $554.68        -43.40%      -11.47%        -44.53%      -11.86%
1 Year Ended
12/31/98             12/31/97      $1,000         $908.51        $863.08         -9.15%       -9.15%        -13.69%      -13.69%


             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


    As of April 1, 1999, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding Class B shares of the Fund. As of April 1, 1999, Merrill Lynch, Pierce, Fenner & Smith, Inc., Jacksonville, FL 32246 was the record owner of approximately 11.6% of the outstanding Class B shares which were held on behalf of its customers who are beneficial owners of such shares, and as to which it had voting power under certain limited circumstances. To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding Class B shares as of such date.

                                                                    APPENDIX C

                             COUNTRY INFORMATION


    The information set forth in this Appendix has been extracted from various government and private publications. The Trust's Board of Trustees make no representation as to the accuracy of the information, nor has the Board of Trustees attempted to verify it. Moreover, the information is as of the date of this SAI (or such other date as set forth below). This information is expected to change substantially during the period in which this SAI is in use. No representation is made that any correlation will exist between the economies or stock markets of REE ("The Rupee Region") Region countries and the Fund's performance.


THE FOLLOWING IS A GENERAL DISCUSSION OF CERTAIN FEATURES OF THE ECONOMIES OF
INDIA, PAKISTAN AND SRI LANKA.   There can be no assurance that the Portfolio
will be able to capitalize on the factors described herein. Opinions expressed herein are the good faith opinions of the Portfolio's investment adviser, Lloyd George Investment Management (Bermuda) Limited (the "Adviser"). Unless otherwise indicated, all amounts are expressed in United States dollars.


                                    INDIA

    India is the seventh largest country in the world, covering an area of approximately 3,300,000 square kilometers. It is situated in South Asia and is bordered by Nepal, Bhutan and China in the north, Myanmar and Bangladesh in the east, Pakistan in the west and Sri Lanka in the south.

    India's population is currently estimated at approximately 1,054 million; the figure in 1991, according to the official census, was 846 million. Most of the population still lives in rural areas. Approximately 84 percent are Hindus, 11 percent Muslims, 2 percent Sikhs, 2 percent Christians and 1 percent Buddhists. The official language is Hindi, with English also being used widely in official and business communications. With a middle class of approximately 150 million people, India constitutes one of the largest markets in the world.


    Unlike certain other emerging market countries, India has a long tradition of trade and markets, despite the central planning of the economy carried out by the Indian government in the first decades after India's independence. The Bombay Stock Exchange, for example, was founded over 120 years ago, is the oldest stock exchange in Asia and currently lists almost 5,700 companies, more than the New York Stock Exchange.

    India became independent from the United Kingdom in 1947. It is governed by a parliamentary democracy under the Constitution of India, under which the executive, legislative and judicial functions are separated. India has been engaged in a policy of gradual economic reform since the mid-1980's. In 1991, the Government of Prime Minister Narasimha Rao had introduced far-reaching measures with the goal of reducing government intervention in the economy, strengthening India's industrial base, expanding exports and increasing economic efficiency. The main focus of the policy was to place more authority for making business decisions in the hands of those who operate the businesses. The system of industrial licenses known as the "License Raj", by means of which the government controlled many private sector investment decisions, was substantially modified. Government approvals required to increase, reduce or change production have been greatly reduced.

    Modern economic development in India began in the mid-1940's with the publication of the Bombay Plan. The Planning Commission was established in 1950 to assess the country's available resources and to identify growth areas. A centrally planned economic model was adopted, and in order to control the direction of private investment, most investment and major economic decisions required government approval. Foreign investment was allowed only selectively. This protectionist regime held back development of India's economy until the mid-1980's when there began a gradual move towards the liberalization and market orientation of the economy. After the liberalization measures, which began in 1985, the annual growth of the country's real gross domestic product has risen from an average 3-4% since the 1940's to an average 5.7% between 1991 and 1997.

    Since 1991, the Indian government has continued to adopt measures to further open the economy to private investment, attract foreign capital and speed up the country's industrial growth rate. For example, the banking industry has recently been opened to the private sector, including to foreign investors. Most banks were nationalized in 1969, and no new privately owned banks had been permitted. The Government is now granting new banking licenses. The Government also has recently permitted foreign brokerage firms to operate in India on behalf of Foreign Institutional Investors ("FIIs"), and has permitted foreign investors to own majority stakes in Indian asset management companies. In 1992, it was announced that FIIs would be able to invest directly in the Indian capital markets. In September 1992, the guidelines for FIIs were published and a number of such investors have been registered by the Securities and Exchange Board of India, including the Adviser. In 1995, FII regulations were supplemented and the Parliament approved the establishment of central share depositories. Beginning in September 1995, several measures have been adopted to establish securities depositories and permit trading without share certificates. Such trading in selected securities has begun, but the process is not yet well-defined.

    The government has also cut subsidies to ailing public sector businesses. Further cuts, and privatizations, are expected, although resistance by labor unions and other interest groups may hinder this process. Continuing the reform process, recent budgets have implemented tax cuts for the corporate sector and reductions in import duties. In sum, the government's new policies seek to expand opportunities for entrepreneurship in India. The recently concluded mid term elections of 1998 to the Indian parliament has resulted in a fragmented verdict with no single party able to muster the required majority. The right wing Bharatiya Janata Party (BJP) has formed a coalition government with the support of a number of small, regional parties. Mr. Atai Bihari Vaypayee is the new Prime Minister and Mr. Yashwant Sinha the new Finance Minister. It is unclear to what extent the new government will endorse these policies.


    Foreign investors have responded to these trends by putting resources into the Indian economy. According to the Reserve Bank of India, total inflows, including both foreign direct and foreign portfolio investment, rose from about $150 million in fiscal year 1992 to over $4.6 billion in fiscal year 1997. India's foreign exchange reserves, which had fallen to about $1 billion in 1991, were $27 billion in December, 1998. Future direction of foreign investment flows, however is dependent on clear cut policy thrust from the new government.

    In Pakistan, Prime Minister Mohammad Nawaz Sharif, although involved in political controversy in late 1997, has attempted to continue many of the liberalization policies already established. In Sri Lanka, the government continues to review and revise laws, regulations and procedures with the goal of promoting a competitive business environment and reducing unnecessary government regulation. As a result, international investors have showed increasing interest in Pakistan and Sri Lanka. The Portfolio has no current intention to invest more than 5% of its assets in companies in the Indian subcontinent located in other than India, Pakistan or Sri Lanka.

    The Indian population is comprised of diverse religious and linguistic groups. Despite this diversity, India is the world's largest democracy and has had one of the more stable political systems among the world's developing nations. However, periodic sectarian conflict among India's religious and linguistic groups could adversely affect Indian businesses, temporarily close stock exchanges or other institutions, or undermine or distract from government efforts to liberalize the Indian economy

                                   PAKISTAN


    Pakistan, occupying an area of about 800,000 square kilometers, is bounded in the south by the Arabian Sea and India and in the north by China and Afghanistan. To the west and northwest are Iran and Afghanistan and to the east is India. The capital is Islamabad. Karachi is the biggest commercial and industrial city.

    Pakistan is the world's ninth most populous country. The population is currently estimated at approximately 137 million, with an annual population growth rate of 3.0%. The national language is Urdu, although English is widely spoken and understood throughout the country.

    Pakistan was created in 1947, in response to the demands of Indian Muslims for an independent homeland, by the partition from British India of two Muslim majority areas. In 1971, a civil war in East Pakistan culminated in independence for East Pakistan (now Bangladesh). Over the past 50 years, Pakistan and India have gone to war two times, and intermittent border exchanges occur at times. In particular, relations with India remain unfriendly over the disputed territory of Kashmir, with its majority Muslim population.

    Pakistan has a federal parliamentary system in which its provinces enjoy considerable autonomy. The head of state is the President, who has certain important executive powers but is generally required by the Constitution to act on the advice of the Prime Minister. The President is elected for a period of five years by the members of the National Assembly, the Senate and the four provincial assemblies. The Prime Minister may remain in office as long as he or she has the support of the National Assembly but not beyond the five-year term of Parliament. The Prime Minister is currently Mr. Mohammad Nawaz Sharif, of the Pakistan Muslim League.

    Mr. Nawaz Sharif was preceded as Prime Minister by Mr. Meraj Khalid who was named to head an interim government until the new government could be elected following the Presidential removal of the Ms. Benazir Bhutto's Government on November 3, 1996. Mr. Nawaz Sharif was elected on February 3, 1997 to a five year term. The caretaker government of Prime Minister Meraj Khalid in consultation with President Farooq Leghari introduced certain structural reforms into the Pakistan economy in order to reduce the budget deficit, including the reduction of non-developmental projects and government spending by reducing the number of government agencies and by making the State Bank of Pakistan ("Central Bank") largely autonomous. Mr. Nawaz Sharif's government is expected to continue the implementation of most of these reforms, alongside accelerating the process of privatization and deregulation of the economy to enhance industrial, commercial and export activities.

    Periodic civil unrest witnessed in 1995 appears to have largely subsided and the metropolitan city of Karachi, the commercial heart of Pakistan, has largely regained its stability and economic vibrance. Therefore, in addition to the ongoing international investment in infrastructure projects, foreign and national private investments may gain momentum in other sectors of the economy.


    The military has been, and continues to be, an important factor in Pakistani government and politics, and the civilian government continues to rely on the support of the army. Ethnic unrest and troubled relations with India are also continuing problems. In 1996, political uncertainty caused the economy to slow down. In early 1997, with a popularly elected Government in place, plans for faster economic reforms were established. Certain principals of Islam, the official State religion, may affect the ability to implement free market reforms.


    The Federal Shariat Court, a constitutionally established body which has exclusive jurisdiction to determine whether any law in Pakistan violates the principles of Islam, the official State religion, ruled in November 1991 that a number of legal provisions in Pakistan violated Islamic principles relating to Riba (an Islamic term generally accepted as being analogous to interest) and instructed the Government of Pakistan to conform these provisions to Islamic principles. It is believed that strict conformity with the ruling of the Shariat Court would substantially disrupt a variety of commercial relationships in Pakistan involving the payment of interest, although the extent and nature of any such disruption on the Pakistani economy, or any segment thereof (other than the banking system), is uncertain. The ruling of the Shariat Court has been appealed and will have no effect until the Shariat Appellate Bench of the Supreme Court of Pakistan renders a decision on the appeal. A hearing on the appeal was held in November 1993 but, in early 1994 at the request of the Government of Pakistan, the appeal is still continuing. In addition, pursuant to the Enforcement of Shariat Act, 1991 (the "Shariat Act"), the Government of Pakistan has appointed a commission to recommend steps to be taken to introduce suitable alternatives by which an economic system in Pakistan conforming to Islamic principles could be established. Since the current popularly elected government favors a free market economy, the commission may propose a pragmatic approach to the requirements of the Constitution and the Shariat Act with a view to avoiding any substantial disruption to the economy of Pakistan. There can be no assurance, however, that the commission will propose such an approach or that implementation of the steps recommended by the commission or the effect of the ultimate decision of the courts in Pakistan on this issue will not adversely affect the economy in Pakistan.


    Economic development since 1955 has taken place within the framework of successive five-year plans which established growth targets and allocations of public sector investment. In addition, annual development plans are prepared indicating yearly allocation of investment and the program for economic development in the public and private sectors.


    For most of the 1980's, the Pakistani economy showed strong growth, with GDP increasing at over 6% per annum. Over the past decade, despite a rapid increase in the labor force, real wages in both rural and urban areas rose substantially. However, the latter part of the decade was characterized by increasing fiscal and external deficits, infrastructure deficiencies and disruptions in production. In 1989, the government initiated a three year structural adjustment program with the assistance of the International Monetary Fund. The program sought to redress the growing macroeconomic imbalances resulting from the large fiscal deficits and to increase productivity through major structural reforms in the industrial and financial sectors.

    The government of Pakistan has been heavily involved in the economy through ownership of financial and industrial enterprises, investment policies and incentives, and taxation programs established in the five-year economic plans. Recent governments, however, have announced various liberalization measures, including banking reforms and a number of measures designed to encourage the private sector.

    In February 1991, the government announced a twenty-five point liberalization and reform package. In particular, no approval would be required for the issue and transfer of shares and the issue of capital by companies in all but a few specified industries, and Pakistanis residing overseas and foreign investors would be permitted to purchase listed shares and to transfer capital and dividends without approval. The government has also embarked on a major privatization program and a large number of public sector entities have been offered for sale. Government owned banks, telecommunications and power generation and gas distribution companies are scheduled for privatization.


    Pakistan's GDP growth for 1999 is approximately 5.4%. The projection for economic growth for 1999 is approximately 3.3%. Inflation in 1997 was in excess of 9%.

                                  SRI LANKA

    Sri Lanka, historically known as Ceylon, is an island of about 65,000 square kilometers, situated off the southeast coast of India. It has a relatively well-educated population, with nearly 25% of the 17 million Sri Lankans speaking English and a literacy rate (in Sinhalese and Tamil) of nearly 90%.

    A former British colony, Ceylon became an independent Commonwealth in 1948 and became the Democratic Socialist Republic of Sri Lanka in 1972. Sri Lanka is governed by a popularly elected President and unicameral Parliament.

    In the parliamentary elections held in August 1994, the People's Alliance led by Mrs. Chandrika Kumaratunga managed to form the government ending the 17-year regime of the United National Party. The People's Alliance has further consolidated its position by the victory of Mrs. Chandrika Kumaratunga in the presidential elections held in November 1994. The new government has accorded top priority for settling the ethnic conflict with the Tamils in the north and had initiated peace talks with the LTTE. In 1998, however, hostility with the Tamil Tigers was continuing.

    The Sri Lankan government recently has reviewed and revised laws, regulations and procedures to promote a competitive business environment, remove distortions, and reduce unnecessary government regulation. The government has liberalized trade and encourages private ownership, including foreign investment. Laws pertaining to tax, labor standards, customs and environmental norms have been designed to attract more investment. There are now few exchange controls, a fairly stable currency, and many incentives for private investors. With guidance from the World Bank, IMF and U.S. advisers, government enterprises are being privatized, financial services liberalized, manufacturing for exports encouraged, a stock exchange formed, and foreign investment actively sought. About eighty percent of the land in Sri Lanka is still owned by the government, including most tea, rubber and coconut plantations. The government did privatize the management of these estates recently, however.

    Insurrection and political violence among Sri Lanka's ethnic groups, including terrorist actions by the Tamil Tigers separatist organization have periodically disrupted Sri Lanka's government and economy. Although Sri Lanka's government is currently fairly stable, there can be no assurance that such stability will continue.

    Sri Lanka's economy is primarily agricultural, but the manufacturing and service sectors have grown greatly in the past decade, partly in response to the Sri Lankan government's efforts to diversify and liberalize its economy. In 1991 gross foreign exchange earnings from apparel exports exceeded earnings from the entire agricultural sector (tea, rubber and coconut) for the first time.

    The financial system is reasonably sophisticated, and basic legislation for private corporations is in place. Commercial banks are the principal source of finance. However, the increase in net government borrowing (because of budget deficits) has reduced credit to the private sector. Inflation, which was about 21% in 1990, has come down to approximately 10-11%, but remains a concern.

    Sri Lanka is actively working to improve its basic infrastructure. A $500 million expansion of the telecommunications network has begun. The Colombo container port -- the 25th busiest in the world -- is expected to increase its capacity soon, and new dry dock services are under construction.

    The economic statement announced by the new government in January 1995 attempts a careful balance between the compulsions for welfare measures and the need for attracting fresh investments. The privatization program is scheduled to continue with the private sector given a major role in infrastructure development. The new government has also presented its maiden budget in February 1995 in which it has tried to do a delicate balancing act between an extensive array of consumer subsidies on wheat, diesel and fertilizers with a steep cut in import tariffs on consumer goods. Defense spending increased to 14% of total government expenditures in 1996.

    Although tourism has been adversely affected by the conflict with the Tamils, GDP growth was approximately 4.7% in 1998.

                           PART C - OTHER INFORMATION

ITEM 23.    EXHIBITS
--------    --------

  (a)(1) Amended and Restated Declaration of Trust dated September 27, 1993, filed as Exhibit (1)(a) to Post-Effective Amendment No. 42 and incorporated herein by reference.

     (2) Amendment to the Declaration of Trust dated June 23, 1997 filed as Exhibit (1)(b) to Post-Effective Amendment No. 48 and incorporated herein by reference.

     (3) Amendment and Restatement of Establishment and Designation of Series of Shares dated October 19, 1998 filed as Exhibit (a)(3) to Post-Effective Amendment No. 52 and incorporated herein by reference.

     (4) Amendment and Restatement of Establishment and Designation of Series of Shares dated February 22, 1999 filed as Exhibit (a)(4) to Post Effective Amendment No. 54 and incorporated herein by reference.

  (b)(1) By-Laws filed as Exhibit (2)(a) to Post-Effective Amendment No. 42 and incorporated herein by reference.

     (2) Amendment to By-Laws dated December 13, 1993 filed as Exhibit (2)(b) to Post-Effective Amendment No. 42 and incorporated herein by reference.

  (c)       Reference is  made to Item 23(a) and 23(b) above.

  (d) Investment Advisory Agreement with Eaton Vance Management for EV Traditional Emerging Growth Fund dated December 31, 1996 filed as Exhibit (5)(e) to Post-Effective Amendment No. 45 and incorporated herein by reference.

  (e)(1)(a) Distribution Agreement between Eaton Vance Special Investment Trust and Eaton Vance Distributors, Inc. effective June 23, 1997 with attached Schedule A filed as Exhibit (6)(a)(4) to Post-Effective Amendment No. 48 and incorporated herein by reference.

        (b) Schedule A-1 dated November 17, 1997 filed as Exhibit (6)(a)(4)(a) to Post-Effective Amendment No. 49 and incorporated herein by reference.

        (c) Schedule A-2 dated December 31, 1998 filed as Exhibit (e)(1)(c) to Post-Effective Amendment No. 53 and incorporated herein by reference.

        (d) Schedule A-3 dated February 22, 1999 filed as Exhibit (e)(1)(d) to Post-Effective Amendment No. 54 and incorporated herein by reference.

     (2) Selling Group Agreement between Eaton Vance Distributors, Inc. and Authorized Dealers filed as Exhibit (6)(b) to the Post-Effective Amendment No. 61 and incorporated herein by reference.

  (f) The Securities and Exchange Commission has granted the Registrant an exemptive order that permits the Registrant to enter into deferred compensation arrangements with its independent Trustees. See in the Matter of Capital Exchange Fund, Inc., Release No. IC-20671 (November 1, 1994).

  (g)(1) Custodian Agreement with Investors Bank & Trust Company dated March 24, 1994 filed as Exhibit (8) to Post-Effective Amendment No. 42 and incorporated herein by reference.

     (2) Amendment to Custodian Agreement with Investors Bank & Trust Company dated October 23, 1995 filed as Exhibit (8)(b) to Post-Effective Amendment No. 43 and incorporated herein by reference.

     (3) Amendment to Master Custodian Agreement with Investors Bank & Trust Company dated December 21, 1998 filed as Exhibit (g)(3) to the Registration Statement of Eaton Vance Municipals Trust (File Nos. 33-572, 811-4409) (Accession No. 0000950156-99-000050) and
            incorporated herein by reference.

  (h)(1)(a) Management Contract between Eaton Vance Special Investment Trust (on behalf of certain of its series) and Eaton Vance Management filed as Exhibit (5)(a)(1) to Post-Effective Amendment No. 48 and incorporated herein by reference.

        (b) Amended Schedule A-1 dated November 17, 1997 filed as Exhibit No.
            (5)(a)(2) to Post-Effective Amendment No. 49 and incorporated herein by reference.

     (2) Management Agreement between Eaton Vance Special Investment Trust on behalf of Eaton Vance Institutional Short Term Treasury Fund and Eaton Vance Management filed as Exhibit (h)(2) to Post-Effective Amendment No. 52 and incorporated herein by reference.

     (3)(a) Amended Administrative Services Agreement between Eaton Vance Special Investment Trust (on behalf of each of its series listed on Schedule A) and Eaton Vance Management dated June 19, 1995 filed as Exhibit (9) to Post-Effective Amendment No. 42 and incorporated herein by reference.

        (b) Amendment to Schedule A dated June 23, 1997 to the Amended Administrative Services Agreement filed as Exhibit (9)(a)(2) to Post-Effective Amendment No. 48 and incorporated herein by reference.

     (4)    Transfer Agency Agreement dated January 1, 1998 filed as Exhibit
            (k)(b) to the Registration Statement on Form N-2 of Eaton Vance Advisers Senior Floating-Rate Fund (File Nos. 333-46853, 811-08671) (Accession No. 0000950156-98-000172) and incorporated herein by reference.

  (i)(1) Opinion of Internal Counsel filed as Exhibit (i) to Post-Effective Amendment No. 53 and incorporated herein by reference.

     (2)    Consent of Counsel filed herewith.

  (j)(1) Consent of Independent Accountants for Eaton Vance Balanced Fund filed herewith.

     (2) Consent of Independent Auditors for Eaton Vance Emerging Markets Fund filed herewith.

     (3) Consent of Independent Auditors for Eaton Vance Greater India Fund filed herewith.

     (4) Consent of Independent Accountants for Eaton Vance Growth & Income Fund filed herewith.

     (5) Consent of Independent Auditors for Eaton Vance Institutional Emerging Markets Fund filed herewith.

     (6) Consent of Independent Accountants for Eaton Vance Special Equities Fund filed herewith.

     (7) Consent of Independent Accountants for Eaton Vance Utilities Fund filed herewith.

     (8) Consent of Independent Accountants for EV Traditional Emerging Growth Fund filed herewith.

  (k)       Not applicable

  (l)       Not applicable

  (m)(1) Eaton Vance Special Investment Trust Class A Service Plan adopted June 23, 1997 with attached Schedule A effective June 23, 1997 filed as Exhibit (15)(a) to Post-Effective Amendment No. 48 and incorporated herein by reference.

        (a) Amended Schedule A effective December 31, 1998 filed as Exhibit
            (m)(1)(a) to Post-Effective Amendment No. 52 and incorporated herein by reference.

     (2)(a) Eaton Vance Special Investment Trust Class A Distribution Plan adopted June 23, 1997 with attached Schedule A effective June 23, 1997 filed as Exhibit (15)(b) to Post-Effective Amendment No. 48 and incorporated herein by reference.

        (b) Amended Schedule A-1 dated November 17, 1997 filed as Exhibit
            (15)(b)(1) to Post-Effective Amendment No. 49 and incorporated herein by reference.

     (3)(a) Eaton Vance Special Investment Trust Class B Distribution Plan adopted June 23, 1997 with attached Schedule A effective June 23, 1997 filed as Exhibit (15)(c) to Post-Effective Amendment No. 48 and incorporated herein by reference.

        (b) Amended Schedule A-1 dated November 17, 1997 filed as Exhibit
            (15)(c)(1) to Post-Effective Amendment No. 49 and incorporated herein by reference.

     (4) Eaton Vance Special Investment Trust Class C Distribution Plan adopted June 23, 1997 with attached Schedule A effective June 23, 1997 filed as Exhibit (15)(d) to Post-Effective Amendment No. 48 and incorporated herein by reference.

  (n)(1) Financial Data Schedule for the fiscal year ended December 31, 1998 for Eaton Vance Balanced Fund-Class A filed herewith.

     (2) Financial Data Schedule for the fiscal year ended December 31, 1998 for Eaton Vance Balanced Fund-Class B filed herewith.

     (3) Financial Data Schedule for the fiscal year ended December 31, 1998 for Eaton Vance Balanced Fund-Class C filed herewith.

     (4) Financial Data Schedule for the fiscal year ended December 31, 1998 for Eaton Vance Emerging Markets Fund-Class A filed herewith.

     (5) Financial Data Schedule for the fiscal year ended December 31, 1998 for Eaton Vance Emerging Markets Fund-Class B filed herewith.

     (6) Financial Data Schedule for the fiscal year ended December 31, 1998 for Eaton Vance Greater India Fund-Class A filed herewith.

     (7) Financial Data Schedule for the fiscal year ended December 31, 1998 for Eaton Vance Greater India Fund-Class B filed herewith.

     (8) Financial Data Schedule for the fiscal year ended December 31, 1998 for Eaton Vance Growth & Income Fund-Class A filed herewith.

     (9) Financial Data Schedule for the fiscal year ended December 31, 1998 for Eaton Vance Growth & Income Fund-Class B filed herewith.

     (10) Financial Data Schedule for the fiscal year ended December 31, 1998 for Eaton Vance Growth & Income Fund-Class C filed herewith.

     (11) Financial Data Schedule for the fiscal year ended December 31, 1998 for Eaton Vance Special Equities Fund-Class A filed herewith.

     (12) Financial Data Schedule for the fiscal year ended December 31, 1998 for Eaton Vance Special Equities Fund-Class B filed herewith.

     (13) Financial Data Schedule for the fiscal year ended December 31, 1998 for Eaton Vance Special Equities Fund-Class C filed herewith.

     (14) Financial Data Schedule for the fiscal year ended December 31, 1998 for Eaton Vance Utilities Fund-Class A filed herewith.

     (15) Financial Data Schedule for the fiscal year ended December 31, 1998 for Eaton Vance Utilities Fund-Class B filed herewith.

     (16) Financial Data Schedule for the fiscal year ended December 31, 1998 for Eaton Vance Utilities Fund-Class C filed herewith.

     (17) Financial Data Schedule for the fiscal year ended December 31, 1998 for EV Traditional Emerging Growth Fund filed herewith.

     (18) Financial Data Schedule for the fiscal year ended December 31, 1998 for Balanced Portfolio filed herewith.

     (19) Financial Data Schedule for the fiscal year ended December 31, 1998 for Emerging Markets Portfolio filed herewith.

     (20) Financial Data Schedule for the fiscal year ended December 31, 1998 for Growth & Income Portfolio filed herewith.

     (21) Financial Data Schedule for the fiscal year ended December 31, 1998 for South Asia Portfolio filed herewith.

     (22) Financial Data Schedule for the fiscal year ended December 31, 1998 for Special Investment Portfolio filed herewith.

     (23) Financial Data Schedule for the fiscal year ended December 31, 1998 for Utilities Portfolio filed herewith.

  (o) Multiple Class Plan for Eaton Vance Funds dated June 23, 1997 filed as Exhibit (18) to Post-Effective Amendment No. 49 and incorporated herein by reference.

  (p)(1) Power of Attorney for Eaton Vance Special Investment Trust dated June 23, 1997 filed as Exhibit (17)(a) to Post-Effective Amendment No. 47 and incorporated herein by reference.

        (a) Power of Attorney for Eaton Vance Special Investment Trust dated November 16, 1998 filed as Exhibit No. (p)(1)(a) to Post-Effective Amendment No. 54.

     (2) Power of Attorney for Emerging Markets Portfolio dated February 14, 1997 filed as Exhibit (17)(b) to Post-Effective Amendment No. 46 and incorporated herein by reference.

     (3) Power of Attorney for South Asia Portfolio dated February 14, 1997 filed as Exhibit (17)(c) to Post-Effective Amendment No. 46 and incorporated herein by reference.

     (4) Power of Attorney for Special Investment Portfolio dated August 11, 1997 filed as Exhibit (17)(d) to Post-Effective Amendment No. 48 and incorporated herein by reference.

       (a) Power of Attorney for Special Investment Portfolio dated November 16, 1998 filed as Exhibit No. (p)(4)(a) to Post-Effective Amendment No. 54.

     (5) Power of Attorney for Investors Portfolio dated August 11, 1997 filed as Exhibit (17)(e) to Post-Effective Amendment No. 48 and incorporated herein by reference.

       (a) Power of Attorney for Balanced Portfolio (formerly Investors Portfolio) dated November 16, 1998 filed as Exhibit No. (p)(5)(a) to Post-Effective Amendment No. 54.

     (6) Power of Attorney for Stock Portfolio dated August 11, 1997 filed as Exhibit (17)(f) to Post-Effective Amendment No. 48 and incorporated herein by reference.

       (a) Power of Attorney for Growth & Income Portfolio (formerly Stock Portfolio) dated November 16, 1998 filed as Exhibit No. (p)(6)(a) to Post-Effective Amendment No. 54.

     (7) Power of Attorney for Total Return Portfolio dated August 11, 1997 filed as Exhibit (17)(g) to Post-Effective Amendment No. 48 and incorporated herein by reference.

       (a) Power of Attorney for Utilities Portfolio (formerly Total Return Portfolio) dated November 16, 1998 filed as Exhibit No. (p)(7)(a) to Post-Effective Amendment No. 54.

ITEM 24.     PERSONS CONTROLLED BY OR UNDER COMMON CONTROL

     Not applicable

ITEM 25.    INDEMNIFICATION

     Article IV of the Registrant's Amended and Restated Declaration of Trust permits Trustee and officer indemnification by By-law, contract and vote.
 Article XI of the By-Laws contains indemnification provisions. Registrant's Trustees and officers are insured under a standard mutual fund errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their capacities as such.

     The distribution agreements of the Registrant also provide for reciprocal indemnity of the principal underwriter, on the one hand, and the Trustees and officers, on the other.

ITEM 26.     BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS

     Reference is made to: (i) the information set forth under the caption "Management and Organization" in the Statement of Additional Information; (ii)
 the Eaton Vance Corp. 10-K filed under the Securities Exchange Act of 1934 (File No. 1-8100); and (iii) the Form ADV of Eaton Vance (File No. 801-15930), BMR (File No. 43127) and Lloyd George (File No. 801-40889) filed with the Commission, all of which are incorporated herein by reference.

ITEM 27.     PRINCIPAL UNDERWRITERS

     (a) Registrant's principal underwriter, Eaton Vance Distributors, Inc., a wholly-owned subsidiary of Eaton Vance Management, is the principal underwriter for each of the investment companies named below:

Eaton Vance Advisers Senior Floating-Rate Fund    Eaton Vance Municipals Trust II
Eaton Vance Growth Trust                          Eaton Vance Mutual Funds Trust
Eaton Vance Income Fund of Boston                 Eaton Vance Prime Rate Reserves
Eaton Vance Investment Trust                      Eaton Vance Special Investment Trust
Eaton Vance Municipals Trust                      EV Classic Senior Floating-Rate Fund

     (b)

         (1)                             (2)                             (3)
  Name and Principal            Positions and Offices           Positions and Offices
  Business Address*           with Principal Underwriter           with Registrant
  -----------------           --------------------------           ---------------

  Albert F. Barbaro                 Vice President                      None
      Chris Berg                    Vice President                      None
   Kate B. Bradshaw                 Vice President                      None
     Mark Carlson                   Vice President                      None
  Daniel C. Cataldo                 Vice President                      None
     Raymond Cox                    Vice President                      None
    Peter Crowley                   Vice President                      None
    Mark P. Doman                   Vice President                      None
    Alan R. Dynner                  Vice President                    Secretary
  Richard A. Finelli                Vice President                      None
     Kelly Flynn                    Vice President                      None
     James Foley                    Vice President                      None
  Michael A. Foster                 Vice President                      None
  William M. Gillen             Senior Vice President                   None
  Hugh S. Gilmartin                 Vice President                      None
   James B. Hawkes           Vice President and Director        President and Trustee
   Perry D. Hooker                  Vice President                      None
     Brian Jacobs               Senior Vice President                   None
    Thomas P. Luka                  Vice President                      None
     John Macejka                   Vice President                      None
    Stephen Marks                   Vice President                      None
 Joseph T. McMenamin                Vice President                      None
  Morgan C. Mohrman             Senior Vice President                   None
  James A. Naughton                 Vice President                      None
    Joseph Nelson                   Vice President                      None
    Mark D. Nelson                  Vice President                      None
   Linda D. Newkirk                 Vice President                      None
  James L. O'Connor                 Vice President                    Treasurer
     Andrew Ogren                   Vice President                      None
     Thomas Otis                 Secretary and Clerk                    None
  George D. Owen, II                Vice President                      None
  Enrique M. Pineda                 Vice President                      None

                                      C-6

F. Anthony Robinson                 Vice President                      None
    Frances Rogell                  Vice President                      None
    Jay S. Rosoff                   Vice President                      None
 Benjamin A. Rowland, Jr.   Vice President, Treasurer and Director      None
    Stephen M. Rudman               Vice President                      None
    Kevin Schrader                  Vice President                      None
 George V.F. Schwab, Jr.            Vice President                      None
  Teresa A. Sheehan                 Vice President                      None
   William M. Steul          Vice President and Director                None
Cornelius J. Sullivan           Senior Vice President                   None
     Peter Sykes                    Vice President                      None
    David M. Thill                  Vice President                      None
   John M. Trotsky                  Vice President                      None
    Jerry Vainisi                   Vice President                      None
      Chris Volf                    Vice President                      None
 Wharton P. Whitaker            President and Director                  None
      Sue Wilder                    Vice President                      None

------------------------------------------
* Address is 24 Federal Street, Boston, MA  02110

     (c)   Not applicable

ITEM 28.     LOCATION OF ACCOUNTS AND RECORDS

     All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the possession and custody of the Registrant's custodian, Investors Bank & Trust Company, 200 Clarendon Street, 16th Floor, Mail Code ADM27, Boston, MA 02116, and its transfer agent, First Data Investor Services Group, 4400 Computer Drive, Westborough, MA 01581-5120, with the exception of certain corporate documents and portfolio trading documents which are in the possession and custody, Eaton Vance Management, 24 Federal Street, Boston, MA 02110. Registrant is informed that all applicable accounts, books and documents required to be maintained by registered investment advisers are in the custody and possession of Eaton Vance Management and Boston Management and Research.

ITEM 29.     MANAGEMENT SERVICES

     Not applicable

ITEM 30.    UNDERTAKINGS

     Not applicable

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and the Commonwealth of Massachusetts, on April 22, 1999.

                               EATON VANCE SPECIAL INVESTMENT TRUST

                               By: /s/  JAMES B. HAWKES
                                   -------------------------------------
                                    James B. Hawkes, President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on April 22, 1999.

      SIGNATURE                                                  TITLE
      ---------                                                  -----


/s/ James B. Hawkes                         President (Chief Executive Officer) and Trustee
-----------------------
James B. Hawkes


/s/ James L. O'Connor                 Treasurer (and Principal Financial and Accounting Officer)
-------------------
James L. O'Connor


Jessica M. Bibliowicz*
----------------------                                      Trustee
Jessica M. Bibliowicz


Donald R. Dwight*
-----------------                                           Trustee
Donald R. Dwight


Samuel L. Hayes, III*
---------------------                                       Trustee
Samuel L. Hayes


Norton H. Reamer*
-----------------                                           Trustee
Norton H. Reamer


Lynn A. Stout*
--------------
Lynn A. Stout                                               Trustee


John L. Thorndike*
------------------                                          Trustee
John L. Thorndike


Jack L. Treynor*
-----------------                                           Trustee
Jack L. Treynor


*By:  /s/  Alan R. Dynner
     -----------------------------------
        Alan R. Dynner (As attorney-in-fact)


                                   SIGNATURES

     Balanced Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 2-27962) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on April 22, 1999.

                               BALANCED PORTFOLIO


                               By:  /s/ JAMES B. HAWKES
                                    -------------------------------------
                                    James B. Hawkes, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 2-27962) has been signed below by the following persons in the capacities indicated on April 22, 1999.

      SIGNATURE                                                  TITLE
      ---------                                                  -----


/s/ James B. Hawkes                         President (Chief Executive Officer) and Trustee
-----------------------
James B. Hawkes


/s/ James L. O'Connor                 Treasurer (and Principal Financial and Accounting Officer)
-------------------
James L. O'Connor


Jessica M. Bibliowicz*
----------------------                                      Trustee
Jessica M. Bibliowicz


Donald R. Dwight*
-----------------                                           Trustee
Donald R. Dwight


Samuel L. Hayes, III*
---------------------                                       Trustee
Samuel L. Hayes


Norton H. Reamer*
-----------------                                           Trustee
Norton H. Reamer


Lynn A. Stout*
--------------
Lynn A. Stout                                               Trustee


John L. Thorndike*
------------------                                          Trustee
John L. Thorndike


Jack L. Treynor*
-----------------                                           Trustee
Jack L. Treynor


*By:  /s/  Alan R. Dynner
     -----------------------------------
        Alan R. Dynner (As attorney-in-fact)


                                   SIGNATURES

     Emerging Markets Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 2-27962) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on April 22, 1999.

                               EMERGING MARKETS PORTFOLIO


                               By:  HON. ROBERT LLOYD GEORGE*
                                    ---------------------------
                                    Hon. Robert Lloyd George, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 2-27962) has been signed below by the following persons in the capacities indicated on April 22, 1999.

      SIGNATURE                                        TITLE
      ---------                                        -----


Hon. Robert Lloyd George*         President (Chief Executive Officer) and Trustee
-------------------------
Hon. Robert Lloyd George


/s/ James L. O'Connor           Treasurer (Principal Financial and Accounting Officer)
-------------------
James L. O'Connor


Hon. Edward K.Y. Chen*
----------------------                               Trustee
Hon. Edward K.Y. Chen


Donald R. Dwight*
-----------------                                    Trustee
Donald R. Dwight


/s/ James B. Hawkes
-------------------                                  Trustee
James B. Hawkes


Samuel L. Hayes, III*
---------------------                                Trustee
Samuel L. Hayes


Norton H. Reamer*
-----------------                                    Trustee
Norton H. Reamer


*By:  /s/  Alan R. Dynner
      ---------------------------------
      Alan R. Dynner (As attorney-in-fact)

                                   SIGNATURES

     Growth & Income Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 2-27962) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on April 22, 1999.

                               GROWTH & INCOME PORTFOLIO


                               By:  /s/ JAMES B. HAWKES
                                    --------------------------------------
                                     James B. Hawkes, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 2-27962) has been signed below by the following persons in the capacities indicated on April 22, 1999.

      SIGNATURE                                                  TITLE
      ---------                                                  -----


/s/ James B. Hawkes                         President (Chief Executive Officer) and Trustee
-----------------------
James B. Hawkes


/s/ James L. O'Connor                 Treasurer (and Principal Financial and Accounting Officer)
-------------------
James L. O'Connor


Jessica M. Bibliowicz*
----------------------                                      Trustee
Jessica M. Bibliowicz


Donald R. Dwight*
-----------------                                           Trustee
Donald R. Dwight


Samuel L. Hayes, III*
---------------------                                       Trustee
Samuel L. Hayes


Norton H. Reamer*
-----------------                                           Trustee
Norton H. Reamer


Lynn A. Stout*
--------------
Lynn A. Stout                                               Trustee


John L. Thorndike*
------------------                                          Trustee
John L. Thorndike


Jack L. Treynor*
-----------------                                           Trustee
Jack L. Treynor


*By:  /s/  Alan R. Dynner
     -----------------------------------
        Alan R. Dynner (As attorney-in-fact)


                                   SIGNATURES

     South Asia Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 2-27962) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on April 22, 1999.

                               SOUTH ASIA PORTFOLIO


                               By:  HON. ROBERT LLOYD GEORGE*
                                    -----------------------------------
                                    Hon. Robert Lloyd George, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 2-27962) has been signed below by the following persons in the capacities indicated on April 22, 1999.

      SIGNATURE                                        TITLE
      ---------                                        -----


Hon. Robert Lloyd George*         President (Chief Executive Officer) and Trustee
-------------------------
Hon. Robert Lloyd George


/s/ James L. O'Connor           Treasurer (Principal Financial and Accounting Officer)
-------------------
James L. O'Connor


Hon. Edward K.Y. Chen*
----------------------                               Trustee
Hon. Edward K.Y. Chen


Donald R. Dwight*
-----------------                                    Trustee
Donald R. Dwight


/s/ James B. Hawkes
-------------------                                  Trustee
James B. Hawkes


Samuel L. Hayes, III*
---------------------                                Trustee
Samuel L. Hayes


Norton H. Reamer*
-----------------                                    Trustee
Norton H. Reamer


*By:  /s/  Alan R. Dynner
      ---------------------------------
      Alan R. Dynner (As attorney-in-fact)

                                   SIGNATURES

      Special Investment Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 2-27962) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on April 22, 1999.

                               SPECIAL INVESTMENT PORTFOLIO

                               By:  /s/ JAMES B. HAWKES
                                    --------------------------------------
                                  James B. Hawkes, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 2-27962) has been signed below by the following persons in the capacities indicated on April 22, 1999.

      SIGNATURE                                                  TITLE
      ---------                                                  -----


/s/ James B. Hawkes                         President (Chief Executive Officer) and Trustee
-----------------------
James B. Hawkes


/s/ James L. O'Connor                 Treasurer (and Principal Financial and Accounting Officer)
-------------------
James L. O'Connor


Jessica M. Bibliowicz*
----------------------                                      Trustee
Jessica M. Bibliowicz


Donald R. Dwight*
-----------------                                           Trustee
Donald R. Dwight


Samuel L. Hayes, III*
---------------------                                       Trustee
Samuel L. Hayes


Norton H. Reamer*
-----------------                                           Trustee
Norton H. Reamer


Lynn A. Stout*
--------------
Lynn A. Stout                                               Trustee


John L. Thorndike*
------------------                                          Trustee
John L. Thorndike


Jack L. Treynor*
-----------------                                           Trustee
Jack L. Treynor


*By:  /s/  Alan R. Dynner
     -----------------------------------
        Alan R. Dynner (As attorney-in-fact)


                                   SIGNATURES

     Utilities Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 2-27962) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on April 22, 1999.

                               UTILITIES PORTFOLIO


                               By:  /s/ JAMES B. HAWKES
                                    --------------------------------------
                                     James B. Hawkes, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 2-27962) has been signed below by the following persons in the capacities indicated on April 22, 1999.

      SIGNATURE                                                  TITLE
      ---------                                                  -----


/s/ James B. Hawkes                         President (Chief Executive Officer) and Trustee
-----------------------
James B. Hawkes


/s/ James L. O'Connor                 Treasurer (and Principal Financial and Accounting Officer)
-------------------
James L. O'Connor


Jessica M. Bibliowicz*
----------------------                                      Trustee
Jessica M. Bibliowicz


Donald R. Dwight*
-----------------                                           Trustee
Donald R. Dwight


Samuel L. Hayes, III*
---------------------                                       Trustee
Samuel L. Hayes


Norton H. Reamer*
-----------------                                           Trustee
Norton H. Reamer


Lynn A. Stout*
--------------
Lynn A. Stout                                               Trustee


John L. Thorndike*
------------------                                          Trustee
John L. Thorndike


Jack L. Treynor*
-----------------                                           Trustee
Jack L. Treynor


*By:  /s/  Alan R. Dynner
     -----------------------------------
        Alan R. Dynner (As attorney-in-fact)


                                  EXHIBIT INDEX

     The following exhibits are filed as part of this amendment to the Registration Statement pursuant to Rule 483 of Regulation C.


Exhibit No.         Description
-----------         -----------

  (i)(2)            Consent of Counsel to Opinion dated February 12, 1999.

  (j)(1)            Consent of Independent  Accountants for Eaton Vance Balanced
                    Fund.

     (2)            Consent of  Independent  Auditors  for Eaton Vance  Emerging
                    Markets Fund.

     (3)            Consent of  Independent  Auditors  for Eaton  Vance  Greater
                    India Fund.

     (4)            Consent of Independent  Accountants for Eaton Vance Growth &
                    Income Fund.

     (5) Consent of Independent Auditors for Eaton Vance Insitutional Emerging Markets Fund.

     (6)            Consent of Independent  Accountants  for Eaton Vance Special
                    Equities Fund.

     (7)            Consent of Independent Accountants for Eaton Vance Utilities
                    Fund.

     (8)            Consent  of  Independent   Accountants  for  EV  Traditional
                    Emerging Growth Fund.

  (n)(1) Financial Data Schedule for the fiscal year ended December 31, 1998 for Eaton Vance Balanced Fund-Class A.

     (2) Financial Data Schedule for the fiscal year ended December 31, 1998 for Eaton Vance Balanced Fund-Class B.

     (3) Financial Data Schedule for the fiscal year ended December 31, 1998 for Eaton Vance Balanced Fund-Class C.

     (4) Financial Data Schedule for the fiscal year ended December 31, 1998 for Eaton Vance Emerging Markets Fund-Class A.

     (5) Financial Data Schedule for the fiscal year ended December 31, 1998 for Eaton Vance Emerging Markets Fund-Class B.

     (6) Financial Data Schedule for the fiscal year ended December 31, 1998 for Eaton Vance Greater India Fund-Class A.

     (7) Financial Data Schedule for the fiscal year ended December 31, 1998 for Eaton Vance Greater India Fund-Class B.

     (8) Financial Data Schedule for the fiscal year ended December 31, 1998 for Eaton Vance Growth & Income Fund-Class A.

     (9) Financial Data Schedule for the fiscal year ended December 31, 1998 for Eaton Vance Growth & Income Fund-Class B.

     (10) Financial Data Schedule for the fiscal year ended December 31, 1998 for Eaton Vance Growth & Income Fund-Class C.

     (11) Financial Data Schedule for the fiscal year ended December 31, 1998 for Eaton Vance Special Equities Fund-Class A.

     (12) Financial Data Schedule for the fiscal year ended December 31, 1998 for Eaton Vance Special Equities Fund-Class B.

     (13) Financial Data Schedule for the fiscal year ended December 31, 1998 for Eaton Vance Special Equities Fund-Class C.

     (14) Financial Data Schedule for the fiscal year ended December 31, 1998 for Eaton Vance Utilities Fund-Class A.

     (15) Financial Data Schedule for the fiscal year ended December 31, 1998 for Eaton Vance Utilities Fund-Class B.

     (16) Financial Data Schedule for the fiscal year ended December 31, 1998 for Eaton Vance Utilities Fund-Class C.

     (17) Financial Data Schedule for the fiscal year ended December 31, 1998 for EV Traditional Emerging Growth Fund.

     (18) Financial Data Schedule for the fiscal year ended December 31, 1998 for Balanced Portfolio.

     (19) Financial Data Schedule for the fiscal year ended December 31, 1998 for Emerging Markets Portfolio.

     (20) Financial Data Schedule for the fiscal year ended December 31, 1998 for Growth & Income Portfolio.

     (21) Financial Data Schedule for the fiscal year ended December 31, 1998 for South Asia Portfolio.

     (22) Financial Data Schedule for the fiscal year ended December 31, 1998 for Special Investment Portfolio.

     (23) Financial Data Schedule for the fiscal year ended December 31, 1998 for Utilities Portfolio.